UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-23235

                                      Morningstar Funds Trust

(Exact name of registrant as specified in charter)

Morningstar Funds Trust

22 W. Washington Street

                            Chicago, IL 60602

(Address of principal executive offices) (Zip code)

D. Scott Schilling

Morningstar Funds Trust

22 W. Washington Street

Chicago, IL 60602

With a copy to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

                         Washington, District of Columbia, 20036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 696-6000

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2019

Item 1. Reports to Stockholders.

2

October 31, 2019

                               SEMI–ANNUAL UNAUDITED REPORT

Morningstar Funds Trust

Morningstar U.S. Equity Fund

Morningstar International Equity Fund

Morningstar Global Income Fund

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

Morningstar Unconstrained Allocation Fund

Morningstar Alternatives Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (e.g., custodian, financial adviser through which you invest or sponsor of the investment advisory program). Instead, the reports will be made available on a website (http://connect.rightprospectus.com/Morningstar), and you will be notified by mail or by such other manner as you have agreed upon with your financial intermediary each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary (including through an investment advisory program sponsored by Morningstar Investment Services LLC or another financial institution), you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Morningstar Funds held with your financial intermediary.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Introduction

Morningstar Investment Management, LLC launched an open-end management investment company consisting of nine separate portfolios (each a fund) that span the investment opportunity set. Most of these Funds were designed to provide exposure to a broad asset class, such as U.S. equities, while our active management of each Fund’s asset allocation and active managers (known as “subadvisers”) will adjust exposures to subasset classes (such as small-cap value) based on our valuation views and those of the subadvisers.

Concept and Structure

We created the Morningstar Funds Trust using an open architecture, multimanager approach, hiring as active subadvisers both institutional managers and other managers whose mutual funds were previously used in Morningstar® Managed PortfoliosSM. Our analysts and portfolio managers continually use research, data, and analysis from Morningstar, Inc. and its affiliates to study the subadvisers and their investments closely and determine which fit best with our investment philosophy and the investment objectives of each Morningstar Fund1. We have selected managers we believed were independent, skilled investors in their respective asset classes.

Consistent with our investment approach, our asset allocation process for the Morningstar Funds is based on fundamentals and driven by valuations. We look for asset classes and sub-asset classes around the globe that, in our view, offer fundamental value relative to price. Allocations within each Fund are in line with what we believe to reflect the best risk-adjusted opportunities.

How to Read This Report

This report outlines the structure and performance of the assets comprised by the Morningstar Funds Trust from May 1, 2019 through October 31, 2019. Included are fund holdings and positioning that may aid understanding of returns for the period.

Statements made within this report are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change views about individual holdings, sectors, and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Morningstar Funds’ future investment intent.

1 Morningstar Funds Trust is an open-end management investment company registered under the Investment Company Act of 1940 (as amended). Use of the term “Morningstar Funds” hereafter refers to Morningstar Funds Trust, or its individual series, as applicable.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Morningstar Funds Trust    October 31, 2019 (unaudited)

Statement of Shareholder Rights

It is important to note that as a shareholder, you have certain rights and protections, chief among them an independent board of trustees, whose main role is to represent your interests.

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of each Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series, including the Funds.

The “Independent Trustees” are Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (e.g. not a Morningstar employee).

More information about the Trustees is available at

https://www.morningstar.com/company/morningstar-funds-governance.

The Board of Trustees for the Morningstar Funds Trust is committed to representing your interests as well as implementing and maintaining sound fund governance principles. If you have comments or questions with respect to your investment in the Morningstar Funds, you may direct them to the Board of Trustees in the following ways:

By email: BoardofTrustees.MorningstarFundsTrust@morningstar.com

By mail: Chair of the Board of Trustees of Morningstar Funds Trust

              c/o D. Scott Schilling, Chief Compliance Officer

              22 West Washington Street

              Chicago, IL 60602

Morningstar Funds Trust    October 31, 2019 (unaudited)

Letter to Shareholders

Dear Shareholders:

We are delighted to provide the semi-annual report for the Morningstar Funds Trust. This report features data for the six months ended October 31, 2019.

We offer the Morningstar Funds for use within our Morningstar® Managed PortfoliosSM lineup. We designed the funds to reduce the overall costs of our portfolios and to allow our investment team greater control of asset allocation. Both these benefits show our commitment to putting investors first and empowering investor success.

The nine Morningstar Funds power a suite of multiasset managed portfolios, from a traditional target-risk series to our outcome-based portfolios like the U.S. Real Return series or our Absolute Return portfolio. Our outcome-based series is designed to fit with financial advisors who help their clients develop a goals-based financial plan. To learn more about the managed portfolios program, visit mp.morningstar.com.

As an investment management subsidiary of Morningstar, Inc., a leader in fund manager research for more than 35 years, we knew we needed to live up to the high standards that Morningstar and its subsidiaries have set for ourselves. We aim to do that in every way we handle the funds, from the selection of our board of directors to the transparency we provide by reporting sub-accounting fees in our prospectuses and in my letters accompanying our annual reports. We hope you’ll agree that the Morningstar Funds Trust offers mutual funds the Morningstar way.

Thank you for your trust in these funds. We look forward to staying focused on helping investors reach their financial goals.

Sincerely,

Daniel Needham

President & Chief Investment Officer

Morningstar Investment Management LLC

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information

Morningstar U.S. Equity Fund

General Information
Net Asset Value Per Share	$10.62
Total Net Assets (millions)	$714
Net Expense Ratio(a)	0.81%
Gross Expense Ratio(a)	0.93%
Portfolio Turnover Rate	25%
Number of Companies	313
Fund Inception	November 2, 2018
No sales charges or distribution fees

Portfolio Characteristics
Weighted Average Market Capitalization (billions)	$33.19
Price-to-Earnings Ratio(b)	18.56

Ten Largest Equities (%)(c)
JPMorgan Chase & Co.	1.8
Johnson & Johnson	1.6
Amazon.com, Inc.	1.5
American International Group, Inc.	1.2
AbbVie, Inc.	1.2
Citigroup, Inc.	1.2
Comcast Corp., Class A	1.1
Intel Corp.	1.1
Facebook, Inc., Class A	1.1
CenterPoint Energy, Inc.	1.1

Asset Allocation

Sector Diversification (%)
Financial	21.5
Consumer, Noncyclical	19.7
Industrial	10.3
Technology	10.2
Communications	9.1
Consumer, Cyclical	8.6
Basic Materials	3.5
Energy	3.3
Utilities	3.3

* Includes cash, short-term investments, receivables and payables.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. The Adviser has agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to the extent necessary to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.85%.

(b) Price-to-earnings (P/E) ratio is calculated using 12-month forward earnings estimates from third-party sources deemed reliable.

(c) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information (continued)

Morningstar U.S. Equity Fund

Investment Objective

Morningstar U.S. Equity Fund seeks long-term capital appreciation.

Investment Strategies

In seeking long-term capital appreciation, the Fund will normally invest at least 80% of its assets in equity securities of U.S.-based companies, and may invest up to 100% of its assets in such securities. The Fund seeks to provide broad U.S. equity exposure across market capitalizations and investment styles and has the flexibility to invest in large-cap, mid-cap, and small-cap common stocks across the growth and value style spectrum. The Fund may also invest in real estate investment trusts (REITs) and non-U.S. companies. The Fund may invest in derivatives, including futures and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. The Fund employs a multimanager, subadvised structure. The Fund may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.

Investment Subadvisers:

ClearBridge Investments, LLC

Diversified large-cap growth equity across stable, cyclical and select growth companies.

Diamond Hill Capital Management, Inc.

Targeted exposure to U.S. mid-cap value companies.

Levin Easterly Partners LLC

Provides large-cap blend U.S equity exposure.

Massachusetts Financial Services Company, d/b/a MFS Investment Management

Provides large-cap value exposure, favoring higher-quality, value companies with stronger balance sheets and more consistent profitability.

Wasatch Advisors, Inc.

Small-/mid-cap growth companies with the potential to deliver more stable profits while avoiding earlier-stage companies that may lack a proven track record of revenues and earnings.

Westwood Management Corp.

Provides small-cap equity with an emphasis on value.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information

Morningstar International Equity Fund

General Information
Net Asset Value Per Share	$10.90
Total Net Assets (millions)	$513
Net Expense Ratio(a)	0.93%
Gross Expense Ratio(a)	1.13%
Portfolio Turnover Rate	12%
Number of Companies	243
Fund Inception	November 2, 2018
No sales charges or distribution fees

Portfolio Characteristics
Weighted Average Market Capitalization (billions)	$36.69
Price-to-Earnings Ratio(b)	14.95
Countries Represented	45
Emerging Markets	26.9%

Ten Largest Equities (%)(c)
Allianz S.E.	1.6
Samsung Electronics Co. Ltd.	1.6
Glencore PLC	1.4
Continental A.G.	1.3
CNH Industrial N.V.	1.3
BNP Paribas S.A.	1.3
Daimler A.G.	1.3
Intesa Sanpaolo S.p.A.	1.3
Credit Suisse Group A.G.	1.2
Bayerische Motoren Werke A.G.	1.1

Asset Allocation

Sector Diversification (%)
Financial	19.2
Consumer, Noncyclical	12.3
Consumer, Cyclical	11.6
Industrial	9.4
Technology	8.9
Communications	8.3
Basic Materials	4.9
Energy	2.7
Diversified	0.2
Utilities	0.2

Region Diversification (%)
Europe (excluding United Kingdom)	33.6
Pacific (excluding Japan)	21.1
United Kingdom	9.4
Japan	4.4
Latin America	3.9
Africa	1.9
Canada	1.4
Middle East	1.2
United States	0.8

* Includes cash, short-term investments, derivatives, receivables and payables.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. The Adviser has agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to the extent necessary to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00%.

(b) Price-to-earnings (P/E) ratio is calculated using 12-month forward earnings estimates from third-party sources deemed reliable.

(c) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information (continued)

Morningstar International Equity Fund

Investment Objective

Morningstar International Equity Fund seeks long-term capital appreciation.

Investment Strategies

In seeking long-term capital appreciation, the Fund will normally invest at least 80% of its assets in equity securities. Under normal circumstances, the Fund will invest approximately 80-100% of its assets in securities of issuers domiciled outside of the United States. The Fund may invest in developed and emerging markets and will typically invest in a minimum of 10 countries. The Fund seeks to provide broad international equity exposure across market capitalizations and investment styles and has the flexibility to invest in large-cap, mid-cap, and small-cap common stocks across the growth and value style spectrum. The Fund may also invest in derivatives, including futures and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. The Fund employs a multimanager, subadvised structure. The Fund may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.

Investment Subadvisers:

Harding Loevner L.P.

Provides growth-leaning exposure to non-U.S. developed equity markets.

Harris Associates L.P.

Provides exposure to value-leaning, non-U.S. developed equity markets.

Lazard Asset Management LLC

Provides active equity exposure to emerging-markets value companies.

T. Rowe Price Associates, Inc.

Provides active exposure to emerging-markets growth companies.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information

Morningstar Global Income Fund

General Information
Net Asset Value Per Share	$10.88
Total Net Assets (millions)	$208
Net Expense Ratio(a)	0.58%
Gross Expense Ratio(a)	0.65%
Portfolio Turnover Rate	49%
Fund Inception	November 2, 2018
No sales charges or distribution fees

Equity Portfolio (43.8%)

Number of Common Stocks	35

Five Largest Sectors (%)
Financial	12.7
Consumer, Noncyclical	7.4
Basic Materials	4.8
Communications	4.2
Industrial	3.8
Ten Largest Equities (%)(b)
JPMorgan Chase & Co.	1.9
NextEra Energy, Inc.	1.8
GlaxoSmithKline PLC	1.7
Welltower, Inc.	1.7
Intel Corp.	1.6
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6
AT&T, Inc.	1.5
UPM-Kymmene OYJ	1.5
Zurich Insurance Group A.G.	1.5
Cie Generale des Etablissements Michelin S.C.A.	1.5

Asset Allocation

* Includes cash, short-term investments, receivables and payables.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. The Adviser has agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to the extent necessary to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.89%.

(b) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information (continued)

Morningstar Global Income Fund

Investment Objective

Morningstar Global Income Fund seeks current income and long-term capital appreciation.

Investment Strategies

In seeking current income and long-term capital appreciation, the Fund has significant flexibility and invests across asset classes and geographies, according to the portfolio management team’s assessment of their valuations, fundamental health, and income levels. Under normal circumstances, the Fund will invest at least 20% (or, if market conditions are unfavorable, at least 10%) of assets in securities of issuers domiciled outside of the United States and may invest up to 100% assets in such securities.

The Fund invests in income-generating equity securities, which may include common stocks, convertible securities, preferred stocks, real estate investment trusts (REITs), and master limited partnerships (MLPs). The Fund may invest in companies of any size from any country, including emerging markets.

The Fund also invests in fixed-income securities of varying maturity, duration, and quality. These may include U.S. and non-U.S. corporate debt securities, U.S. and non-U.S. government debt securities, emerging-market debt securities, mortgage-backed and asset-backed securities, and floating-rate notes. The Fund may invest without limit in fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.

To meet its objective, the Fund may invest in exchange traded funds (ETFs), which could represent a significant percentage of assets. The Fund may also invest in derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. The Fund employs a multimanager, subadvised structure. The Fund may also invest a significant portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.

Investment Subadviser:

Schafer Cullen Capital Management, Inc.

Global income that seeks exposure to attractively priced, high-quality, dividend-paying companies in the U.S. and international markets, including emerging markets.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information

Morningstar Total Return Bond Fund

General Information
Net Asset Value Per Share	$10.89
Total Net Assets (millions)	$458
Net Expense Ratio(a)	0.53%
Gross Expense Ratio(a)	0.79%
Portfolio Turnover Rate	241%
Number of Issuers	494
Fund Inception	November 2, 2018
No sales charges or distribution fees

Portfolio Characteristics
Effective Duration (years)(b)	6.0
Non-USD Exposure(c)	1.7%

Five Largest Issuers (%)
U.S. Treasury	16.2
Federal National Mortgage Association	15.5
Government National Mortgage Association	10.5
Federal Home Loan Mortgage Corporation	8.8
Federal Housing Finance Agency	6.4

Credit Quality (%)(d)(e)
US Treasury	16.2
US Agency	41.6
AAA	6.3
AA	4.7
A	12.4
BBB	17.4
BB	0.4
B	0.3
CCC	0.4
CC	0.1
Not Rated	3.2

Asset Allocation

Sector Diversification (%)
Mortgage Securities	46.8
Government	22.9
Financial	9.0
Asset Backed Securities	6.3
Consumer, Noncyclical	4.2
Energy	3.7
Communications	2.2
Industrial	2.1
Utilities	1.6
Technology	1.6
Basic Materials	1.4
Consumer, Cyclical	1.2

Region Diversification (%)
United States	87.6
Latin America	7.1
Europe (excluding United Kingdom)	4.2
Pacific (excluding Japan)	1.4
United Kingdom	1.3
Middle East	0.5
Canada	0.4
Japan	0.3
Africa	0.2

* Includes cash, short-term investments, derivatives, receivables and payables.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. The Adviser has agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to the extent necessary to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.53%.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information (continued)

Morningstar Total Return Bond Fund

(b) Effective duration is measure of a Fund’s interest-rate sensitivity—the longer a Fund’s duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.

(c) Non-USD currency exposure for the Fund reflects the value of the portfolio’s non-U.S. dollar denominated investments, as well as the impact of currency derivatives.

(d) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

(e) Excludes the Fund’s derivative contracts.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information (continued)

Morningstar Total Return Bond Fund

Investment Objective

Morningstar Total Return Bond Fund seeks to maximize total return while also generating income and preserving capital.

Investment Strategies

In seeking to maximize total return while also generating income and preserving capital, the Fund will normally invest at least 80% of its assets in debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality.

The Fund invests primarily in investment-grade fixed-income securities. These may include U.S. and non-U.S. investment-grade corporate debt securities, U.S. government debt securities including Treasury Inflation Protected Bond Securities and zero-coupon securities, non-U.S. government debt securities, emerging-market debt securities, and mortgage-backed and asset-backed securities. The Fund may also invest up to 20% of its assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.

In addition, the Fund may invest up to 15% of its assets in collateralized debt obligations (CDOs), of which 10% (as a percentage of the Fund’s assets) may be in collateralized loan obligations (CLOs). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund may also invest in securities acquired in a private placement, such as Rule 144A securities, as well as derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. The Fund may also enter into reverse repurchase agreements and dollar rolls. The Fund employs a multimanager, subadvised structure. The Fund may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.

Investment Subadvisers:

BlackRock Financial Management, Inc.

Core-plus total return objective; aims to primarily invest in investment-grade, domestic fixed-income securities with opportunistic, out-of-benchmark allocations and derivatives.

Western Asset Management Company

Provides core-bond exposure seeking exposure to investment-grade, domestic fixed-income securities.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information

Morningstar Municipal Bond Fund

General Information
Net Asset Value Per Share	$10.57
Total Net Assets (millions)	$121
Net Expense Ratio(a)	0.59%
Gross Expense Ratio(a)	0.81%
Portfolio Turnover Rate	16%
Number of Issuers	210
Fund Inception	November 2, 2018
No sales charges or distribution fees

Portfolio Characteristics
Effective Duration (years)(b)	4.0

Five Largest Issuers (%)
Public Finance Authority	1.9
Pennsylvania Housing Finance Agency	1.9
State of Illinois	1.9
District of Columbia Water & Sewer Authority	1.8
Main Street Natural Gas, Inc.	1.5

Credit Quality (%)(c)
AAA	7.9
AA	29.9
A	35.5
BBB	16.0
BB	2.9
B	0.1
C	0.1
A1+ (Short Term)	0.8
A1 (Short Term)	1.0
A2 (Short Term)	0.4
Not Rated	4.0

Asset Allocation

Sector Diversification (%)
Medical	16.9
General	16.0
Transportation	11.3
General Obligation	7.1
Airport	7.1
Development	7.0
School District	6.2
Multifamily Housing	5.5
Water	3.9
Power	3.8
Higher Education	2.9
Nursing Home	2.2
Utilities	2.2
Education	1.8
Single Family Housing	1.5
Student Loan	0.9
Pollution	0.9
Housing	0.7
Facilities	0.4
Government	0.1
Tobacco Settlement	0.1

* Includes cash, short-term investments, receivables and payables.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. The Adviser has agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to the extent necessary to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.59%.

(b) Effective duration is measure of a Fund’s interest-rate sensitivity—the longer a Fund’s duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.

(c) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information (continued)

Morningstar Municipal Bond Fund

Investment Objective

Morningstar Municipal Bond Fund seeks to generate income exempt from federal income taxes as well as capital preservation.

Investment Strategies

In seeking income exempt from federal income taxes as well as capital preservation, the Fund will normally invest at least 80% of its assets in debt securities (commonly referred to as “bonds”) from municipal issuers within the United States or its territories.

The Fund’s dividends are generally exempt from federal income tax, although a portion may be an item of tax preference for purposes of the federal alternative minimum tax (“Tax Preference Item”). A portion of the dividends may also be exempt from state and local income taxes, depending on where you live. Under normal market conditions, the Fund is not considered an optimal investment for tax-advantaged retirement accounts, such as 401(k) plan accounts or individual retirement accounts, or for investors in low tax brackets, because such investors may not take advantage of the tax benefits of the Fund.

The Fund intends to invest primarily in investment-grade municipal securities, but may invest up to 35% of assets in high-yield fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality. The Fund may also invest in derivatives, including options, futures, swaps, and inverse floating-rate debt instruments (inverse floaters), for risk management purposes or as part of its investment strategies. The Fund employs a multimanager, subadvised structure. The Fund may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.

Investment Subadvisers:

T. Rowe Price Associates, Inc.

Core-plus exposure to intermediate and long-term municipal bonds and derivatives, including both investment-grade and below-investment-grade securities.

Wells Capital Management, Inc.

Exposure to intermediate and short-term municipal bonds and derivatives, including investment-grade and below-investment-grade securities.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information

Morningstar Defensive Bond Fund

General Information
Net Asset Value Per Share	$10.15
Total Net Assets (millions)	$172
Net Expense Ratio(a)	0.48%
Gross Expense Ratio(a)	0.65%
Portfolio Turnover Rate	67%
Number of Issuers	81
Fund Inception	November 2, 2018
No sales charges or distribution fees

Portfolio Characteristics
Effective Duration (years)(b)	2.0
Non-USD Exposure(c)	0.0%

Five Largest Issuers (%)
Federal National Mortgage Association	7.5
Federal Home Loan Mortgage Corporation	2.6
U.S. Treasury	2.4
Government National Mortgage Association	1.7
Verizon Owner Trust	1.0

Credit Quality (%)(d)
US Treasury	2.5
US Agency	11.7
AAA	14.3
AA	4.2
A	0.4
BB	0.4
B	0.5
CCC	0.6
Not Rated	2.9

Asset Allocation

Sector Diversification (%)
Asset Backed Securities	17.2
Mortgage Securities	15.2
Government	2.4
Consumer, Cyclical	0.8
Communications	0.8
Energy	0.6
Consumer, Noncyclical	0.3
Basic Materials	0.2

Region Diversification (%)
United States	33.9
Latin America	3.4
Canada	0.4

* Includes cash, short-term investments, receivables and payables.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. The Adviser has agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to the extent necessary to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.48%.

(b) Effective duration is measure of a Fund’s interest-rate sensitivity—the longer a Fund’s duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.

(c) Non-USD currency exposure for the Fund reflects the value of the portfolio’s non-U.S. dollar denominated investments, as well as the impact of currency derivatives.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information (continued)

Morningstar Defensive Bond Fund

(d) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information (continued)

Morningstar Defensive Bond Fund

Investment Objective

Morningstar Defensive Bond Fund seeks capital preservation.

Investment Strategies

In seeking capital preservation, the Fund will normally invest at least 80% of its assets in a diversified portfolio of debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality. Under normal conditions, the Fund intends to pursue a defensive strategy of limiting its interest-rate sensitivity by maintaining a portfolio duration of three years or less.

The Fund invests primarily in short and intermediate-term investment-grade fixed-income securities. These may include U.S. and non-U.S. investment-grade corporate debt securities, U.S. and non-U.S. government debt securities, and mortgage-backed and asset-backed securities. In most market environments, the Fund will not invest more than 20% of assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.

In addition, the Fund may invest a significant portion of its assets in collateralized debt obligations (CDOs), including collateralized loan obligations (CLOs). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

This Fund may also invest in exchange traded funds (ETFs), which could represent a significant percentage of assets. The Fund employs a multimanager, subadvised structure. The Fund may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.

Investment Subadviser:

First Pacific Advisors, LLC

Diversified portfolio of short-duration, fixed-income securities designed to anchor a portfolio of defensive assets.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information

Morningstar Multisector Bond Fund

General Information
Net Asset Value Per Share	$10.35
Total Net Assets (millions)	$194
Net Expense Ratio(a)	0.79%
Gross Expense Ratio(a)	0.97%
Portfolio Turnover Rate	47%
Number of Issuers	291
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation

Portfolio Characteristics
Effective Duration (years)(b)	3.5
Emerging Markets	52.6%
Non-USD Exposure(c)	45.7%

Five Largest Issuers (%)
Federal Home Loan Bank Discount Notes	7.6
Mexican Bonos Desarollo	6.1
U.S. Treasury	5.8
Nota Do Tesouro Nacional	5.1
Government of Indonesia	4.9

Credit Quality (%)(d)(e)
US Treasury	5.2
US Agency	7.6
AAA	1.4
AA	1.7
A	10.3
BBB	15.6
BB	22.1
B	12.1
CCC	1.4
C	0.1
Not Rated	17.0

Sector Diversification (%)
Government	69.5
Financial	6.9
Energy	5.7
Communications	4.1
Consumer, Noncyclical	2.4
Consumer, Cyclical	1.5
Basic Materials	1.4
Industrial	1.3
Utilities	1.1
Technology	0.6

Region Diversification (%)
Latin America	24.4
United States	23.4
Pacific (excluding Japan)	19.7
Europe (excluding United Kingdom)	9.3
Africa	7.8
Middle East	5.7
Japan	3.6
Canada	0.5
United Kingdom	0.1

* Includes cash, common stock, term loans, short-term investments, derivatives, receivables and payables.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. The Adviser has agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to the extent necessary to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.80%.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information (continued)

Morningstar Multisector Bond Fund

(b) Effective duration is measure of a Fund’s interest-rate sensitivity—the longer a Fund’s duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.

(c) Non-USD currency exposure for the Fund reflects the value of the portfolio’s non-U.S. dollar denominated investments, as well as the impact of currency derivatives.

(d) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

(e) Excludes the Fund’s derivative contracts.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information (continued)

Morningstar Multisector Bond Fund

Investment Objective

Morningstar Multisector Bond Fund seeks total return through a combination of current income and capital appreciation.

Investment Strategies

In seeking total return through a combination of current income and capital appreciation, the Fund will normally invest at least 80% of its assets in debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality across various sectors of the fixed-income market. These may include U.S. and non-U.S. corporate debt securities, U.S. and non-U.S. government debt securities, emerging-market debt securities, mortgage-backed and asset-backed securities, municipal securities, and floating-rate notes.

The Fund may invest without limit in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality. The Fund may invest without limit in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers.

The Fund may invest in securities acquired in a private placement, such as Rule 144A securities, as well as derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. Due to the opportunistic nature of its strategy, the Fund may also invest up to 20% of its assets in equity securities, including common stocks and convertible securities. The Fund employs a multimanager, subadvised structure. The Fund may also invest a significant portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.

Investment Subadvisers:

Franklin Advisers, Inc.

Benchmark-agnostic investment strategy with opportunistic exposure to interest rates, credit and currencies across both developed and emerging bond markets.

Loomis, Sayles & Company, L.P.

High-yield bond exposure with opportunistic bond allocations to bank loans, convertible bonds, investment-grade credit, agency and non-agency mortgage-backed securities.

TCW Investment Management Company LLC

Diversified, emerging-markets bond exposure across hard-currency, local-currency, and corporate emerging-markets debt.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information

Morningstar Unconstrained Allocation Fund

General Information
Net Asset Value Per Share	$10.77
Total Net Assets (millions)	$59
Net Expense Ratio(a)	0.75%
Gross Expense Ratio(a)	0.97%
Portfolio Turnover Rate	125%
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation

Equity Portfolio (16.7%)

Number of Common Stocks	26

Five Largest Sectors (%)
Consumer, Noncyclical	6.6
Technology	2.5
Communications	2.5
Consumer, Cyclical	2.2
Industrial	1.7

Ten Largest Equities (%)(b)
SES S.A.	1.2
Stericycle, Inc.	1.2
H&R Block, Inc.	1.1
International Game Technology PLC	1.0
CVS Health Corp.	1.0
MEDNAX, Inc.	1.0
Nielsen Holdings PLC	1.0
Fresenius Medical Care A.G. & Co. KGaA	0.9
Tapestry, Inc.	0.9
Cognizant Technology Solutions Corp., Class A	0.8

Fixed Income Portfolio (17.5%)

Number of Credit Issuers	14

Sector Diversification (%)
Government	17.0
Energy	0.3
Technology	0.2
Five Largest Issuers (%)(b)
U.S. Treasury	9.2
Mexican Bonos Desarollo	2.3
Titulos De Tesoreria	0.9
Nota Do Tesouro Nacional	0.8
Poland Government Bond	0.8
Credit Quality (%)
US Treasury	1.7
AAA	8.0
AA	0.4
A	3.7
BBB	1.8
BB	1.6
Not Rated	0.3

* Includes cash, short-term investments, derivatives, receivables and payables.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. The Adviser has agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to the extent necessary to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00%.

(b) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information (continued)

Morningstar Unconstrained Allocation Fund

Investment Objective

Morningstar Unconstrained Allocation Fund seeks long-term capital appreciation over a full market cycle.

Investment Strategies

In seeking long-term capital appreciation over a full market cycle, the Fund has significant flexibility and invests across asset classes and geographies according to the portfolio management team’s assessment of their valuations and fundamental health.

The Fund invests in equity securities, which may include common stocks and real estate investment trusts (REITs). The Fund may invest in companies of any size from any country, including emerging markets.

To meet its objective, the Fund may also invest in fixed-income securities of varying maturity, duration, and quality. These may include U.S. and non-U.S. corporate debt securities, U.S. government debt securities including Treasury Inflation Protected Bond Securities and zero-coupon securities, non-U.S. government debt securities, emerging-market debt securities, and mortgage-backed and asset-backed securities. The Fund may invest without limit in fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.

The Fund may invest in exchange traded funds (ETFs), which could represent a significant percentage of assets. The Fund may also invest in derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. The Fund employs a multimanager, subadvised structure. The Fund may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.

Investment Subadviser:

Lazard Asset Management, LLC

Anchor global equity exposure focused on quality, attractively valued stocks, which have appeal throughout a market cycle.

Brandywine Global Investment Management

Global fixed income strategy designed to serve as an anchor position.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information

Morningstar Alternatives Fund

General Information
Net Asset Value Per Share	$10.39
Total Net Assets (millions)	$126
Net Expense Ratio(a)	1.10%
Gross Expense Ratio(a)	1.50%
Portfolio Turnover Rate	260%
Fund Inception	November 2, 2018
No sales charges or distribution fees

Allocation Strategy Type (%)
Global Macro	39.2
Convertible Arbitrage	19.3
Merger Arbitrage	21.4
Short-term investments and ETFs	1.7

Asset Allocation

Region Diversification (%)
United States	24.9
United Kingdom	2.3
Europe (excluding United Kingdom)	1.4
Canada	1.3
Pacific (excluding Japan)	0.8
Africa	0.4
Latin America	0.3

* Includes cash, short-term investments, derivatives, receivables and payables.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. The Adviser has agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to the extent necessary to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.29%.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information (continued)

Morningstar Alternatives Fund

Investment Objective

Morningstar Alternatives Fund seeks long-term capital appreciation and low sensitivity to traditional U.S. asset classes.

Investment Strategies

In seeking long-term capital appreciation and low sensitivity to traditional U.S. asset classes, the Fund allocates assets to strategies that provide alternative sources of return. In particular, the Fund has the latitude to invest in the following alternative strategies:

Long-Short Equity—Combines long equity positions with short equity positions (selling borrowed securities). Since the strategy is both long and short, total net exposure is typically less than 100%.

Convertible Arbitrage—Includes the purchase of convertible securities and the sale of the underlying common stock. These securities tend to be convertible bonds or convertible preferred stocks that may be converted into the stock of the same company.

Merger Arbitrage—Seeks to profit from the successful completion of corporate organizations. The process typically involves purchasing shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. Hedging strategies may be used to reduce market exposure and volatility.

Credit Arbitrage—Seeks to exploit the mispricing of different classes of securities that are usually of the same company, and may include investments in investment-grade and/or non-investment-grade corporate debt (otherwise known as junk bonds), credit derivatives, loans, equities, credit index securities, and private debt.

Global Macro—Establishes long (number of contracts bought exceeds number sold) with a short (number of contracts sold exceeds number bought) exposures around the globe to take advantage of what the subadviser believe to be attractive opportunities. This strategy may include investments in fixed-income and equity securities and a wide variety of derivative instruments. Such investments will likely have significant exposure to foreign investments and may be concentrated in a geographic region or country.

Hedged Equity—Seeks to limit investment loss by creating a transaction that offsets an existing position in a contract that provides the right to buy or sell shares of a security at a specific price for a certain time. Specifically, this strategy attempts to reduce the systematic risk created by factors such as exposures to sectors, market-cap ranges, investment styles, currencies, and/or countries; the strategy strives to achieve this by matching short positions within each area against long positions. This strategy may be managed as beta neutral, dollar-neutral, or sector-neutral in order to achieve low beta exposures to certain market indexes.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Information (continued)

Morningstar Alternatives Fund

Market Neutral—Attempts to significantly reduce the systematic risk created by factors such as exposures to sectors, market-cap ranges, investment styles, currencies, and/or countries. This strategy seeks to achieve this by matching short positions within each area against long positions, and the strategy may be managed as beta-neutral, dollar-neutral, or sector-neutral. In attempting to significantly reduce systematic risk, issue selection may be emphasized, with profits dependent on the ability to sell short and buy long the chosen securities.

Nontraditional Bond—Pursues strategies that diverge in one or more ways from conventional practice in the broader bond-fund universe. In pursuing this strategy, the Fund may seek to avoid losses and produce returns uncorrelated with the overall bond market and may employ a variety of methods to achieve those aims, including investing tactically across a wide swath of individual sectors, including high-yield and foreign debt.

The Fund may invest in derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. The Fund employs a multimanager, subadvised structure. The Fund may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.

Investment Subadvisers:

SSI Investment Management, Inc. (now SSI Investment Management, LLC)

Short-term cash exposure that pursues minimal correlation to broad markets and bond-like volatility through an unlevered convertible arbitrage strategy.

Water Island Capital, LLC

Seeks to provide cash-plus returns while remaining broadly uncorrelated to equity markets.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments

Morningstar U.S. Equity Fund

	Number of Shares	Value

Common Stocks – 89.5%
Advertising – 0.1%
Omnicom Group, Inc.	6,430	$496,332

Aerospace/Defense – 2.0%
Barnes Group, Inc.	20,223	1,182,034
Kaman Corp.	20,424	1,198,276
Lockheed Martin Corp.	5,169	1,947,059
Northrop Grumman Corp.	10,522	3,708,795
United Technologies Corp.	44,985	6,458,946
		14,495,110

Agriculture – 1.1%
Altria Group, Inc.	16,261	728,330
Archer-Daniels-Midland Co.	114,864	4,828,883
Philip Morris International, Inc.	30,857	2,512,994
		8,070,207

Airlines – 0.6%
Alaska Air Group, Inc.	28,679	1,991,183
Allegiant Travel Co.	2,978	498,309
United Airlines Holdings, Inc.*	20,111	1,826,883
		4,316,375

Apparel – 0.4%
Carter’s, Inc.	8,451	847,128
Hanesbrands, Inc.	84,256	1,281,534
Oxford Industries, Inc.	12,366	851,523
		2,980,185

Auto Manufacturers – 0.9%
General Motors Co.	177,074	6,580,070

Auto Parts & Equipment – 1.0%
Aptiv PLC	17,226	1,542,588
BorgWarner, Inc.	84,271	3,512,415
Douglas Dynamics, Inc.	14,608	684,093
Goodyear Tire & Rubber (The) Co.	49,733	789,263
Lear Corp.	2,382	280,528
		6,808,887

Banks – 8.7%
Bank of New York Mellon (The) Corp.	31,385	1,467,249
Bank OZK	49,971	1,402,186
BankUnited, Inc.	65,657	2,252,035
BB&T Corp.	48,763	2,586,877
BOK Financial Corp.	13,162	1,015,448
Central Pacific Financial Corp.	21,596	624,556
Citigroup, Inc.	114,915	8,257,792

	Number of Shares	Value

Banks (Continued)
City Union Bank Ltd. (India)	192,970	$576,499
Columbia Banking System, Inc.	22,956	902,171
Eagle Bancorp, Inc.	21,430	967,350
First Republic Bank	20,525	2,183,039
Goldman Sachs Group (The), Inc.	12,801	2,731,477
Great Western Bancorp, Inc.	25,388	885,280
Heritage Commerce Corp.	35,731	429,487
Hilltop Holdings, Inc.	35,635	832,434
JPMorgan Chase & Co.	100,053	12,498,621
Metro Bank PLC (United Kingdom)*	49,873	131,015
Morgan Stanley	146,839	6,761,936
PNC Financial Services Group (The), Inc.	16,997	2,493,460
Renasant Corp.	25,302	877,979
South State Corp.	5,746	453,130
State Street Corp.	19,433	1,283,938
SVB Financial Group*	6,651	1,473,063
Texas Capital Bancshares, Inc.*	9,032	488,270
U.S. Bancorp	67,858	3,869,263
Webster Financial Corp.	16,716	737,176
Wells Fargo & Co.	73,638	3,801,930
		61,983,661

Beverages – 2.5%
Anheuser-Busch InBev S.A./N.V. ADR (Belgium)	31,790	2,567,678
Cott Corp.	533,196	6,851,569
Diageo PLC (United Kingdom)	54,623	2,235,773
Farmer Brothers Co.*	113,920	1,461,594
Keurig Dr. Pepper, Inc.	65,755	1,851,661
Molson Coors Brewing Co., Class B	36,741	1,936,985
PepsiCo, Inc.	7,194	986,801
		17,892,061

Biotechnology – 1.6%
Abcam PLC (United Kingdom)	38,584	581,765
Alexion Pharmaceuticals, Inc.*	20,246	2,133,928
BioMarin Pharmaceutical, Inc.*	19,351	1,416,687
Bio-Rad Laboratories, Inc., Class A*	21,277	7,055,879

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Biotechnology (Continued)
Corteva, Inc.	7,209	$190,173
Sangamo Therapeutics, Inc.*	24,015	217,336
		11,595,768

Building Materials – 0.9%
Apogee Enterprises, Inc.	12,334	463,018
Continental Building Products, Inc.*	29,810	891,617
Johnson Controls International PLC	60,724	2,631,171
Trex Co., Inc.*	16,168	1,421,006
Universal Forest Products, Inc.	18,664	939,919
		6,346,731

Chemicals – 3.5%
Ashland Global Holdings, Inc.	23,080	1,785,700
Axalta Coating Systems Ltd.*	76,945	2,269,108
Balchem Corp.	13,470	1,363,299
DuPont de Nemours, Inc.	91,453	6,027,667
Ecolab, Inc.	13,603	2,612,728
Innospec, Inc.	9,605	877,513
Linde PLC (United Kingdom)	11,301	2,241,553
PPG Industries, Inc.	27,025	3,381,368
RPM International, Inc.	13,212	956,945
Sherwin-Williams (The) Co.	3,500	2,003,120
Valvoline, Inc.	31,297	667,878
W.R. Grace & Co.	7,550	501,698
		24,688,577

Commercial Services – 1.7%
Cimpress N.V. (Netherlands)*	5,447	719,658
Clarivate Analytics PLC (United Kingdom)*	30,571	511,758
Equifax, Inc.	11,053	1,511,056
Euronet Worldwide, Inc.*	7,079	991,555
Healthcare Services Group, Inc.	22,762	554,482
HealthEquity, Inc.*	8,173	464,145
IHS Markit Ltd.*	38,637	2,705,363
Monro, Inc.	16,070	1,126,668
Moody’s Corp.	6,873	1,516,802
Paylocity Holding Corp.*	9,548	979,625
Repay Holdings Corp.*	63,247	849,407
		11,930,519

Computers – 2.2%
Accenture PLC, Class A	23,665	4,387,964

	Number of Shares	Value

Computers (Continued)
Apple, Inc.	28,159	$7,004,833
Check Point Software Technologies Ltd. (Israel)*	12,763	1,434,689
Cognizant Technology Solutions Corp., Class A	11,276	687,159
CyberArk Software Ltd.*	4,334	440,248
EPAM Systems, Inc.*	4,422	778,095
Nutanix, Inc., Class A*	40,242	1,175,871
		15,908,859

Cosmetics/Personal Care – 0.1%
Colgate-Palmolive Co.	4,929	338,129
Procter & Gamble (The) Co.	3,206	399,179
		737,308

Distribution/Wholesale – 1.0%
Copart, Inc.*	9,393	776,237
Pool Corp.	7,054	1,463,000
SiteOne Landscape Supply, Inc.*	8,644	761,191
W.W. Grainger, Inc.	9,486	2,929,656
WESCO International, Inc.*	27,934	1,400,890
		7,330,974

Diversified Financial Services – 4.0%
American Express Co.	35,918	4,212,463
BlackRock, Inc.	8,400	3,878,280
Charles Schwab (The) Corp.	62,848	2,558,542
Cohen & Steers, Inc.	15,691	1,026,819
Credit Acceptance Corp.*	1,784	781,053
Discover Financial Services	32,159	2,581,081
Franklin Resources, Inc.	32,344	891,077
Hamilton Lane, Inc., Class A	14,086	839,807
Houlihan Lokey, Inc.	19,027	899,216
Moelis & Co., Class A	12,440	443,859
Mr. Cooper Group, Inc.*	75,122	961,562
Nasdaq, Inc.	20,022	1,997,595
T. Rowe Price Group, Inc.	7,423	859,584
Visa, Inc., Class A	37,469	6,701,706
		28,632,644

Electric – 2.7%
Avista Corp.	18,715	898,881
CenterPoint Energy, Inc.	262,900	7,642,503
Duke Energy Corp.	40,010	3,771,343
FirstEnergy Corp.	49,300	2,382,176
NorthWestern Corp.	11,376	824,988
Southern (The) Co.	50,154	3,142,650
Xcel Energy, Inc.	13,893	882,344
		19,544,885

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Electrical Component & Equipment – 0.2%
Novanta, Inc.*	14,732	$1,311,885

Electronics – 1.5%
Avnet, Inc.	30,099	1,190,716
Fluidigm Corp.*	195,342	961,083
Honeywell International, Inc.	39,166	6,765,143
Sensata Technologies Holding PLC*	39,108	2,001,939
		10,918,881

Engineering & Construction – 0.1%
Comfort Systems USA, Inc.	16,770	845,376

Entertainment – 0.6%
Red Rock Resorts, Inc., Class A	123,227	2,683,884
Vail Resorts, Inc.	6,036	1,402,585
		4,086,469

Environmental Control – 0.3%
Stericycle, Inc.*	30,803	1,774,253

Food – 3.1%
B&G Foods, Inc.	23,307	362,424
Danone S.A. (France)	9,749	807,620
Flowers Foods, Inc.	56,327	1,223,422
Hostess Brands, Inc.*	68,709	878,101
J&J Snack Foods Corp.	4,441	847,165
JM Smucker (The) Co.	5,809	613,895
McCormick & Co., Inc. (Non Voting)	9,469	1,521,574
Nestle S.A. (Switzerland)(a)	28,477	3,046,508
Post Holdings, Inc.*	63,898	6,575,104
TreeHouse Foods, Inc.*	117,228	6,332,657
		22,208,470

Gas – 0.5%
South Jersey Industries, Inc.	48,399	1,556,512
UGI Corp.	48,883	2,330,252
		3,886,764

Hand/Machine Tools – 0.5%
Colfax Corp.*	57,669	1,937,678
Stanley Black & Decker, Inc.	12,626	1,910,693
		3,848,371

Healthcare - Products – 2.9%
Abbott Laboratories	26,187	2,189,495
Boston Scientific Corp.*	56,130	2,340,621
Cantel Medical Corp.	11,792	859,519
CONMED Corp.	8,141	895,673

	Number of Shares	Value

Healthcare - Products (Continued)
Danaher Corp.	21,707	$2,991,659
Medtronic PLC	46,907	5,108,172
Thermo Fisher Scientific, Inc.	20,799	6,280,882
		20,666,021

Healthcare - Services – 1.1%
Ensign Group (The), Inc.	17,128	723,658
ICON PLC (Ireland)*	9,337	1,371,605
Medpace Holdings, Inc.*	6,493	478,080
Pennant Group (The), Inc.*	11,844	213,073
UnitedHealth Group, Inc.	18,650	4,712,855
		7,499,271

Home Builders – 0.4%
Installed Building Products, Inc.*	13,229	862,795
NVR, Inc.*	616	2,240,140
		3,102,935

Household Products/Wares – 0.3%
Central Garden & Pet Co., Class A*	15,898	449,595
Kimberly-Clark Corp.	4,503	598,359
Reckitt Benckiser Group PLC (United Kingdom)	9,592	742,245
		1,790,199

Insurance – 5.5%
American International Group, Inc.	165,180	8,747,933
Aon PLC	20,582	3,975,619
Argo Group International Holdings Ltd.	14,265	882,575
Brighthouse Financial, Inc.*	27,102	1,023,371
Chubb Ltd.	22,784	3,472,737
Employers Holdings, Inc.	11,096	469,805
Enstar Group Ltd.*	3,734	750,161
Hartford Financial Services Group (The), Inc.	32,487	1,854,358
Lincoln National Corp.	29,008	1,638,372
Loews Corp.	94,187	4,615,163
Marsh & McLennan Cos., Inc.	21,862	2,265,340
Mercury General Corp.	13,532	650,348
Reinsurance Group of America, Inc.	7,823	1,271,003
RenaissanceRe Holdings Ltd.	7,573	1,417,514
Safety Insurance Group, Inc.	4,405	428,166

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Insurance (Continued)
Travelers (The) Cos., Inc.	23,877	$3,129,320
Willis Towers Watson PLC	13,331	2,491,564
		39,083,349

Internet – 4.8%
Alibaba Group Holding Ltd. ADR (China)*	14,404	2,544,755
Alphabet, Inc., Class A*	1,449	1,824,001
Alphabet, Inc., Class C*	3,651	4,600,662
Amazon.com, Inc.*	5,851	10,395,238
Booking Holdings, Inc.*	932	1,909,454
Facebook, Inc., Class A*	40,022	7,670,216
Palo Alto Networks, Inc.*	10,740	2,442,168
Proofpoint, Inc.*	4,926	568,313
Q2 Holdings, Inc.*	7,060	504,719
Uber Technologies, Inc.*	49,672	1,564,668
		34,024,194

Leisure Time – 0.2%
Camping World Holdings, Inc., Class A	27,979	264,401
Harley-Davidson, Inc.	4,991	194,200
Planet Fitness, Inc., Class A*	9,350	595,221
		1,053,822

Lodging – 0.1%
Marcus (The) Corp.	24,131	871,129

Machinery - Diversified – 0.5%
Alamo Group, Inc.	4,404	471,492
Albany International Corp., Class A	4,966	417,045
Altra Industrial Motion Corp.	24,956	768,645
Columbus McKinnon Corp.	13,232	496,465
Deere & Co.	4,295	747,931
Kadant, Inc.	8,067	732,483
		3,634,061

Media – 2.0%
Comcast Corp., Class A	182,961	8,200,312
Liberty Media Corp.-Liberty Formula One, Class C*	59,401	2,524,542
Walt Disney (The) Co.	28,388	3,688,169
		14,413,023

Metal Fabricate/Hardware – 0.3%
Helios Technologies, Inc.	14,955	592,667
RBC Bearings, Inc.*	8,982	1,441,072
		2,033,739

Miscellaneous Manufacturing – 2.1%
3M Co.	9,006	1,485,900

	Number of Shares	Value

Miscellaneous Manufacturing (Continued)
Eaton Corp. PLC	23,311	$2,030,621
Fabrinet (Thailand)*	10,006	562,638
Federal Signal Corp.	14,390	466,812
Illinois Tool Works, Inc.	17,421	2,936,832
Ingersoll-Rand PLC	14,297	1,814,146
Lydall, Inc.*	15,795	309,108
Parker-Hannifin Corp.	10,695	1,962,426
Textron, Inc.	79,591	3,668,349
		15,236,832

Office Furnishings – 0.3%
Interface, Inc.	54,023	898,402
Knoll, Inc.	33,147	886,351
		1,784,753

Oil & Gas – 2.9%
Callon Petroleum Co.*	101,316	385,001
Chevron Corp.	10,782	1,252,221
Cimarex Energy Co.	36,344	1,534,444
Devon Energy Corp.	22,365	453,562
EOG Resources, Inc.	15,739	1,090,870
Exxon Mobil Corp.	42,176	2,849,832
Hess Corp.	24,169	1,589,112
Jagged Peak Energy, Inc.*	98,331	697,167
Noble Energy, Inc.	55,166	1,062,497
Occidental Petroleum Corp.	130,083	5,268,361
PDC Energy, Inc.*	22,110	441,095
Penn Virginia Corp.*	11,290	268,702
Pioneer Natural Resources Co.	17,288	2,126,770
Suncor Energy, Inc. (Canada)	45,942	1,365,947
		20,385,581

Oil & Gas Services – 0.1%
Schlumberger Ltd.	13,018	425,558

Pharmaceuticals – 5.4%
AbbVie, Inc.	105,012	8,353,705
Cigna Corp.	30,474	5,438,390
Johnson & Johnson	88,748	11,718,286
McKesson Corp.	8,748	1,163,484
Merck & Co., Inc.	22,946	1,988,500
Neogen Corp.*	14,664	954,040
Novartis A.G. (Switzerland)(a)	4,477	391,179
Pfizer, Inc.	92,180	3,536,947
Roche Holding A.G. (Genusschein) (Switzerland)	2,559	770,146
Zoetis, Inc.	31,775	4,064,658
		38,379,335

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Pipelines – 0.4%
Williams (The) Cos., Inc.	127,016	$2,833,727

Real Estate – 0.1%
Jones Lang LaSalle, Inc.	5,508	807,032

Real Estate Investment Trusts – 2.6%
American Campus Communities, Inc.	45,447	2,271,441
Columbia Property Trust, Inc.	43,890	900,623
CubeSmart	75,243	2,385,203
Easterly Government Properties, Inc.	40,172	896,639
Equinix, Inc.	4,740	2,686,537
Mid-America Apartment Communities, Inc.	9,707	1,349,176
Monmouth Real Estate Investment Corp.	72,486	1,093,089
National Storage Affiliates Trust	26,706	912,544
PotlatchDeltic Corp.	16,411	696,975
Public Storage	2,890	644,065
RPT Realty	50,096	726,392
SL Green Realty Corp.	28,242	2,361,031
STAG Industrial, Inc.	29,379	911,924
Summit Hotel Properties, Inc.	75,090	920,604
		18,756,243

Retail – 3.0%
Advance Auto Parts, Inc.	20,528	3,335,390
BJ’s Wholesale Club Holdings, Inc.*	16,314	435,584
Bloomin’ Brands, Inc.	48,224	955,317
Children’s Place (The), Inc.	11,118	910,675
Costco Wholesale Corp.	9,023	2,680,824
Five Below, Inc.*	8,393	1,050,048
Floor & Decor Holdings, Inc., Class A*	10,585	485,111
Home Depot (The), Inc.	13,684	3,209,993
Lowe’s Cos., Inc.	42,139	4,703,134
National Vision Holdings, Inc.*	23,938	569,724
Ollie’s Bargain Outlet Holdings, Inc.*	13,713	875,986
Papa John’s International, Inc.	7,925	464,009
Walmart, Inc.	14,955	1,753,623
		21,429,418

Savings & Loans – 0.5%
Berkshire Hills Bancorp, Inc.	28,070	871,012

	Number of Shares	Value

Savings & Loans (Continued)
Sterling Bancorp	109,079	$2,143,402
Washington Federal, Inc.	23,891	871,066
		3,885,480

Semiconductors – 3.2%
Analog Devices, Inc.	11,744	1,252,263
Intel Corp.	140,852	7,962,363
Lattice Semiconductor Corp.*	44,296	867,759
Monolithic Power Systems, Inc.	6,936	1,039,845
NVIDIA Corp.	10,540	2,118,751
NXP Semiconductors N.V. (Netherlands)	6,571	746,991
QUALCOMM, Inc.	40,800	3,281,952
Texas Instruments, Inc.	47,961	5,658,918
		22,928,842

Software – 4.8%
Adobe, Inc.*	14,636	4,067,783
Akamai Technologies, Inc.*	35,273	3,051,115
DocuSign, Inc.*	8,064	533,756
Fidelity National Information Services, Inc.	31,413	4,138,977
Fiserv, Inc.*	23,846	2,531,014
Five9, Inc.*	11,604	644,138
Guidewire Software, Inc.*	10,218	1,151,977
InterXion Holding N.V. (Netherlands)*	10,288	907,607
Medallia, Inc.*	19,217	558,830
Microsoft Corp.	52,780	7,567,069
Omnicell, Inc.*	11,989	843,906
Oracle Corp.	56,794	3,094,705
Splunk, Inc.*	18,358	2,202,226
Tyler Technologies, Inc.*	4,961	1,332,128
VMware, Inc., Class A	10,737	1,699,345
		34,324,576

Telecommunications – 2.2%
AT&T, Inc.	125,016	4,811,866
CommScope Holding Co., Inc.*	289,008	3,236,889
Juniper Networks, Inc.	46,315	1,149,538
Nokia OYJ ADR (Finland)	1,357,781	4,955,901
Verizon Communications, Inc.	13,510	816,950
Viavi Solutions, Inc.*	58,496	933,596
		15,904,740

Textiles – 0.1%
UniFirst Corp.	4,525	908,801

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Transportation – 1.9%
C.H. Robinson Worldwide, Inc.	14,161	$1,071,138
Canadian National Railway Co. (Canada)	11,177	998,888
Hub Group, Inc., Class A*	24,702	1,131,352
Kirby Corp.*	35,074	2,776,458
Knight-Swift Transportation Holdings, Inc.	22,250	811,235
Old Dominion Freight Line, Inc.	5,216	949,729
Union Pacific Corp.	13,177	2,180,266
United Parcel Service, Inc., Class B	30,399	3,501,053
		13,420,119

Total Common Stocks (Cost $605,315,197)		638,802,402

Investment Companies – 7.0%
Global X MLP & Energy Infrastructure ETF	4,249,655	49,848,453

Total Investment Companies (Cost $52,915,578)		49,848,453

	Number of Shares	Value
Short-Term Investments – 3.4%
Money Market Fund – 3.4%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.72%(b)	24,376,945	$24,376,945

Total Short-Term Investments (Cost $24,376,945)		24,376,945

Total Investments – 99.9% (Cost $682,607,720)		713,027,800

Other Assets less Liabilities – 0.1%		909,079

NET ASSETS – 100.0%		$713,936,879

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	7-day current yield as of October 31, 2019 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Common Stocks	$629,519,653	$9,282,749	$—	$638,802,402
Investment Companies	49,848,453	—	—	49,848,453
Short-Term Investments	24,376,945	—	—	24,376,945
Total Investments	$703,745,051	$9,282,749	$—	$713,027,800

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments

Morningstar International Equity Fund

	Number of Shares	Value

Common Stocks – 76.3%

Advertising – 1.6%
Dentsu, Inc. (Japan)	37,300	$1,333,467
Publicis Groupe S.A. (France)	81,164	3,493,182
WPP PLC (United Kingdom)	248,900	3,106,162
		7,932,811

Aerospace/Defense – 0.9%
Meggitt PLC (United Kingdom)	63,200	511,372
Rolls-Royce Holdings PLC (United Kingdom)*	19,686,298	25,501
Rolls-Royce Holdings PLC (London Exchange)
(United Kingdom)*	438,263	4,032,786
		4,569,659

Agriculture – 0.2%
British American Tobacco Malaysia Bhd. (Malaysia)	51,000	229,600
KT&G Corp. (South Korea)	6,083	522,175
		751,775

Airlines – 1.0%
Ryanair Holdings PLC ADR (Ireland)*	70,955	5,296,081

Apparel – 0.5%
adidas A.G. (Germany)	7,770	2,399,149

Auto Manufacturers – 3.6%
Bayerische Motoren Werke A.G. (Germany)	77,020	5,897,789
Daimler A.G. (Germany)(a)	111,990	6,546,138
Maruti Suzuki India Ltd. (India)	1,845	196,583
Toyota Motor Corp. (Japan)	39,800	2,761,359
Volvo AB, Class B (Sweden)	218,100	3,268,398
		18,670,267

Auto Parts & Equipment – 2.1%
Continental A.G. (Germany)	51,575	6,908,000
Hyundai Mobis Co. Ltd. (South Korea)	4,129	842,042
Valeo S.A. (France)	53,407	1,988,914
Weichai Power Co. Ltd., Class H (China)	648,000	1,019,965
		10,758,921

Banks – 12.0%
Absa Group Ltd. (South Africa)	15,777	161,810
Al Rajhi Bank (Saudi Arabia)	21,897	352,731

	Number of Shares	Value

Banks (Continued)
Axis Bank Ltd. (India)	188,366	$1,951,689
Banco Bilbao Vizcaya
Argentaria S.A. (Spain)	540,198	2,845,133
Banco do Brasil S.A. (Brazil)*	152,500	1,825,589
Banco Santander Chile ADR (Chile)	17,685	428,508
Bank Central Asia Tbk PT (Indonesia)	315,000	705,073
Bank Mandiri Persero Tbk PT (Indonesia)	4,712,100	2,355,434
BNP Paribas S.A. (France)	128,705	6,726,067
China Construction Bank Corp., Class H (China)	3,574,000	2,863,741
China Merchants Bank Co. Ltd., Class H (China)	118,000	562,769
Commercial International Bank Egypt S.A.E. GDR (Egypt)(a)	145,050	716,547
Credicorp Ltd. (Peru)	3,031	648,755
Credit Suisse Group A.G. (Switzerland)(a)*	479,800	5,938,904
DBS Group Holdings Ltd. (Singapore)	187,900	3,581,540
First Abu Dhabi Bank PJSC (United Arab Emirates)	88,977	368,256
FirstRand Ltd. (South Africa)	93,442	403,948
Habib Bank Ltd. (Pakistan)	135,900	111,901
HDFC Bank Ltd. (India)	37,512	649,944
HDFC Bank Ltd. ADR (India)	30,879	1,886,398
HSBC Holdings PLC (United Kingdom)	168,282	1,271,389
ICICI Bank Ltd. ADR (India)	157,287	2,049,450
Intesa Sanpaolo S.p.A. (Italy)	2,600,200	6,515,650
Kasikornbank PCL (Thailand)(a)	88,600	408,681
Komercni banka A.S. (Czech Republic)	5,276	178,313
Lloyds Banking Group PLC (United Kingdom)	7,441,900	5,474,319
National Bank of Kuwait S.A.K.P. (Kuwait)	68,919	213,753
National Commercial Bank (Saudi Arabia)	6,315	73,286
Nedbank Group Ltd. (South Africa)	28,857	437,769
OTP Bank Nyrt. (Hungary)	34,600	1,595,647
Royal Bank of Scotland Group PLC (United Kingdom)	1,119,700	3,095,119
Sberbank of Russia PJSC (Russia)	438,799	1,608,159

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number of Shares	Value

Banks (Continued)
Sberbank of Russia PJSC (Moscow Exchange) (Russia)	23,079	$84,609
Sberbank of Russia PJSC ADR (Russia)	92,268	1,358,767
Shinhan Financial
Group Co. Ltd. (South Korea)	29,887	1,088,935
Standard Bank Group Ltd. (South Africa)	43,138	495,235
Standard Chartered PLC (United Kingdom)	76,146	690,944
		61,724,762

Beverages – 1.4%
Ambev S.A. ADR (Brazil)*	571,690	2,463,984
Anheuser-Busch InBev S.A./N.V. (Belgium)	4,789	386,556
China Resources Beer Holdings Co. Ltd. (China)	54,000	276,859
Diageo PLC (United Kingdom)	61,148	2,502,847
Fomento Economico
Mexicano S.A.B. de C.V. ADR (Mexico)	13,482	1,200,168
Kweichow Moutai Co. Ltd., Class A (China)	2,400	401,214
		7,231,628

Building Materials – 0.8%
Anhui Conch Cement Co. Ltd., Class H (China)	232,500	1,389,590
LafargeHolcim Ltd. (Switzerland)(a)*	51,805	2,674,096
PPC Ltd. (South Africa)*	115,407	29,404
Semen Indonesia Persero Tbk PT (Indonesia)	103,300	93,165
		4,186,255

Chemicals – 1.6%
Air Liquide S.A. (France)	9,923	1,319,373
Akzo Nobel N.V. (Netherlands)	4,230	389,978
Linde PLC (United Kingdom)	13,165	2,598,716
Novozymes A/S, Class B (Denmark)	24,329	1,146,859
Sasol Ltd. (South Africa)	34,819	631,223
Symrise A.G. (Germany)	19,420	1,866,396
UPL Ltd. (India)	53,853	452,529
		8,405,074

	Number of Shares	Value
Coal – 0.2%
China Shenhua Energy Co. Ltd., Class H (China)	211,000	$428,528
Coal India Ltd. (India)	126,257	368,836
		797,364

Commercial Services – 2.4%
Amadeus IT Group S.A. (Spain)	24,586	1,818,830
Ashtead Group PLC (United Kingdom)	108,200	3,294,237
Brambles Ltd. (Australia)	123,400	1,020,154
Bureau Veritas S.A. (France)	62,259	1,591,750
CCR S.A. (Brazil)	236,960	980,809
Cielo S.A. (Brazil)	240,600	449,944
G4S PLC (United Kingdom)	589,700	1,581,540
SGS S.A. (Switzerland)(a)	515	1,343,174
StoneCo Ltd., Class A (Brazil)*	5,774	212,426
TAL Education Group ADR (China)*	5,584	239,051
		12,531,915

Computers – 1.0%
Check Point Software Technologies Ltd. (Israel)*	30,906	3,474,143
Infosys Ltd. (India)	19,136	184,009
Infosys Ltd. ADR (India)	55,584	533,051
Tata Consultancy Services Ltd. (India)	35,364	1,131,613
		5,322,816

Cosmetics/Personal Care – 1.8%
LG Household & Health Care Ltd. (South Korea)	1,121	1,213,032
L’Oreal S.A. (France)	14,001	4,089,158
Unicharm Corp. (Japan)	56,900	1,928,391
Unilever PLC (United Kingdom)	37,279	2,232,228
		9,462,809

Distribution/Wholesale – 0.4%
Ferguson PLC	26,185	2,236,025

Diversified Financial Services – 1.3%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	22,500	271,593
Capitec Bank Holdings Ltd. (South Africa)	2,288	207,979
Housing Development Finance Corp. Ltd. (India)	29,832	895,320
KB Financial Group, Inc. (South Korea)	23,583	848,974

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number of Shares	Value

Diversified Financial Services (Continued)
Network International Holdings PLC (United Arab Emirates)(b)*	18,726	$131,229
Pagseguro Digital Ltd., Class A (Brazil)*	4,033	149,544
Schroders PLC (United Kingdom)	105,000	4,209,391
		6,714,030

Electric – 0.1%
China Longyuan Power Group Corp. Ltd., Class H (China)	146,000	78,874
Huaneng Renewables Corp. Ltd., Class H (China)	148,000	56,503
Power Grid Corp. of India Ltd. (India)	56,211	157,192
		292,569

Electrical Component & Equipment – 0.3%
Schneider Electric S.E. (France)	18,335	1,704,063

Electronics – 0.4%
AAC Technologies Holdings, Inc. (China)	102,310	662,078
Hangzhou Hikvision Digital Technology Co. Ltd., Class A (China)	52,730	241,247
Hon Hai Precision Industry Co. Ltd. (Taiwan)	270,000	713,098
Omron Corp. (Japan)	5,400	315,910
		1,932,333

Engineering & Construction – 0.1%
Airports of Thailand PCL (Thailand)(a)	67,200	174,201
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico)	985	161,294
		335,495

Food – 1.6%
BIM Birlesik Magazalar A.S. (Turkey)	20,361	168,522
China Mengniu Dairy Co. Ltd. (China)*	180,000	717,614
Magnit PJSC GDR (Russia)(a)	37,839	430,761
Nestle S.A. (Switzerland)(a)	800	85,585
Nestle S.A. ADR (Switzerland)	47,619	5,102,852
Shoprite Holdings Ltd. (South Africa)	100,757	902,832

	Number of Shares	Value

Food (Continued)
Uni-President Enterprises Corp. (Taiwan)	95,000	$234,686
Universal Robina Corp. (Philippines)	89,580	266,126
X5 Retail Group N.V. GDR (Russia)(a)	6,129	204,965
		8,113,943

Forest Products & Paper – 0.4%
Mondi PLC (United Kingdom)	22,459	465,663
Suzano S.A. (Brazil)	27,660	226,149
UPM-Kymmene OYJ (Finland)	45,500	1,481,912
		2,173,724

Gas – 0.1%
ENN Energy Holdings Ltd. (China)	45,300	516,807

Healthcare - Products – 1.3%
EssilorLuxottica S.A. (France)	9,685	1,478,845
Hengan International Group Co. Ltd. (China)	116,500	813,403
Olympus Corp. (Japan)	73,400	998,709
Sonova Holding A.G. (Switzerland)(a)	8,251	1,893,426
Sysmex Corp. (Japan)	24,700	1,611,627
		6,796,010

Healthcare - Services – 0.6%
Life Healthcare Group Holdings Ltd. (South Africa)	272,149	429,802
Lonza Group A.G. (Switzerland)(a)*	6,951	2,505,367
		2,935,169

Holding Companies - Diversified – 0.2%
KOC Holding A.S. (Turkey)	209,326	686,127
Siam Cement (The) PCL (Thailand)(a)	33,200	403,524
		1,089,651

Home Furnishings – 0.2%
Midea Group Co. Ltd., Class A (China)	23,800	187,224
Woongjin Coway Co. Ltd. (South Korea)	9,150	721,965
		909,189

Household Products/Wares – 0.4%
Henkel A.G. & Co. KGaA (Germany)	3,600	346,385

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number of Shares	Value

Household Products/Wares (Continued)
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)*	269,300	$541,078
Reckitt Benckiser Group PLC (United Kingdom)	17,040	1,318,583
		2,206,046

Insurance – 4.3%
AIA Group Ltd. (Hong Kong)	556,800	5,544,740
Allianz S.E. (Germany)(a)	33,472	8,174,623
AMP Ltd. (Australia)	1,200,700	1,517,134
BB Seguridade Participacoes S.A. (Brazil)	118,500	1,003,136
Hanwha Life Insurance Co. Ltd. (South Korea)	17,542	33,570
IRB Brasil Resseguros S/A (Brazil)	52,800	496,074
Ping An Insurance Group Co. of China Ltd., Class H (China)	301,500	3,479,850
Porto Seguro S.A. (Brazil)	8,200	117,239
Sanlam Ltd. (South Africa)	191,154	1,006,013
Willis Towers Watson PLC	2,845	531,730
		21,904,109

Internet – 4.5%
58.com, Inc. ADR (China)*	2,800	147,868
Alibaba Group Holding Ltd. ADR (China)*	14,354	2,535,921
Baidu, Inc. ADR (China)*	42,943	4,373,745
Ctrip.com International Ltd. ADR (China)*	22,737	750,094
M3, Inc. (Japan)	33,000	790,791
MercadoLibre, Inc. (Argentina)*	910	474,583
Naspers Ltd., Class N (South Africa)	19,848	2,808,663
NAVER Corp. (South Korea)	31,441	4,433,070
Prosus N.V. (China)*	22,683	1,564,197
Tencent Holdings Ltd. (China)	86,900	3,524,917
Tencent Music Entertainment Group ADR (China)*	10,946	151,493
Yandex N.V., Class A (Russia)*	46,412	1,549,697
		23,105,039

Investment Companies – 0.8%
EXOR N.V. (Netherlands)	51,200	3,925,199

	Number of Shares	Value

Iron/Steel – 0.8%
Ternium S.A. ADR (Netherlands)	21,167	$423,128
thyssenkrupp A.G. (Germany)	259,000	3,693,493
		4,116,621

Leisure Time – 0.3%
Bajaj Auto Ltd. (India)	12,476	570,641
Hero MotoCorp Ltd. (India)	18,630	709,472
		1,280,113

Lodging – 0.7%
Accor S.A. (France)	80,065	3,443,887

Machinery - Construction & Mining – 1.2%
Epiroc AB, Class A (Sweden)	120,387	1,356,430
Komatsu Ltd. (Japan)	195,500	4,577,616
		5,934,046

Machinery - Diversified – 3.2%
Atlas Copco AB, Class A (Sweden)	103,278	3,645,355
CNH Industrial N.V. (United Kingdom)	625,500	6,810,230
FANUC Corp. (Japan)	7,000	1,380,745
Keyence Corp. (Japan)	3,700	2,339,497
Kubota Corp. (Japan)	135,300	2,149,005
		16,324,832

Media – 0.8%
Grupo Televisa S.A.B. ADR (Mexico)	68,600	758,030
Liberty Global PLC, Class A (United Kingdom)*	75,200	1,891,280
Liberty Global PLC, Class C (United Kingdom)*	59,700	1,425,039
		4,074,349

Metal Fabricate/Hardware – 0.7%
Catcher Technology Co. Ltd. (Taiwan)	74,000	627,233
SKF AB, Class B (Sweden)	152,100	2,753,946
Tenaris S.A. ADR (Netherlands)	13,450	273,035
		3,654,214

Mining – 1.9%
Alrosa PJSC (Russia)	280,422	325,981
Alrosa PJSC (Moscow Exchange) (Russia)	369,020	429,142
Glencore PLC (Switzerland)*	2,336,000	7,050,938
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	191,200	504,824

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number of Shares	Value

Mining (Continued)
Rio Tinto PLC (Australia)	22,785	$1,186,229
Southern Copper Corp. (Peru)	8,000	284,640
		9,781,754

Miscellaneous Manufacturing – 1.2%
Alfa Laval AB (Sweden)	77,804	1,800,794
Largan Precision Co. Ltd. (Taiwan)	6,000	880,406
Orica Ltd. (Australia)	106,762	1,687,235
Smiths Group PLC (United Kingdom)	72,800	1,521,785
Sunny Optical Technology Group Co. Ltd. (China)	13,100	210,568
		6,100,788

Oil & Gas – 2.2%
Bharat Petroleum Corp. Ltd. (India)	55,496	411,005
Cenovus Energy, Inc. (Canada)	285,400	2,431,241
CNOOC Ltd. (China)	366,000	544,700
Galp Energia SGPS S.A. (Portugal)	29,955	479,124
Gazprom PJSC ADR (Russia)	92,046	737,919
LUKOIL PJSC ADR (Russia)	10,264	945,859
LUKOIL PJSC ADR (OTC Exchange) (Russia)	24,918	2,293,951
Oil & Natural Gas Corp. Ltd. (India)	241,344	481,691
Pakistan Petroleum Ltd. (Pakistan)	384,000	283,786
Royal Dutch Shell PLC, Class B (Netherlands)	65,364	1,882,469
Tupras Turkiye Petrol Rafinerileri A.S. (Turkey)	40,502	881,580
		11,373,325

Oil & Gas Services – 0.3%
Schlumberger Ltd.	47,321	1,546,923

Pharmaceuticals – 2.5%
Bayer A.G. (Germany)(a)	64,860	5,031,592
Chugai Pharmaceutical Co. Ltd. (Japan)	28,400	2,390,025
CSPC Pharmaceutical Group Ltd. (China)	84,000	215,134
Roche Holding A.G. (Genusschein) (Switzerland)	16,931	5,095,486
		12,732,237

	Number of Shares	Value

Real Estate – 0.0%(c)
BR Malls Participacoes S.A. (Brazil)	28,900	$110,109
Multiplan Empreendimentos Imobiliarios S.A. (Brazil)*	14,340	104,229
		214,338

Retail – 2.8%
Alimentation Couche-Tard, Inc., Class B (Canada)	48,800	1,463,518
Astra International Tbk PT (Indonesia)	2,074,700	1,026,148
Bidvest Group (The) Ltd. (South Africa)	37,440	511,088
Cie Financiere Richemont S.A. (Switzerland)(a)	28,480	2,237,992
Clicks Group Ltd. (South Africa)	11,416	185,577
CP ALL PCL (Thailand)(a)	245,800	635,588
Hennes & Mauritz AB, Class B (Sweden)	186,700	3,913,140
Lojas Renner S.A. (Brazil)	46,093	584,883
Motus Holdings Ltd. (South Africa)	12,566	59,531
President Chain Store Corp. (Taiwan)	33,000	329,212
Raia Drogasil S.A. (Brazil)*	24,208	663,736
SM Investments Corp. (Philippines)	27,785	563,270
Swatch Group (The) A.G. (Bearer) (Switzerland)	5,990	1,660,897
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	124,001	371,619
Yifeng Pharmacy Chain Co. Ltd., Class A (China)	5,420	65,276
		14,271,475

Semiconductors – 5.5%
ASM Pacific Technology Ltd. (Hong Kong)	61,400	857,318
ASML Holding N.V. (Netherlands)	5,070	1,328,921
Infineon Technologies A.G. (Germany)	179,397	3,474,700
Samsung Electronics Co. Ltd. (South Korea)	173,028	7,478,245
Samsung Electronics Co. Ltd. GDR (South Korea)(a)(b)	1,795	1,918,835
SK Hynix, Inc. (South Korea)	33,374	2,346,726

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number of Shares	Value

Semiconductors (Continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	587,000	$5,752,485
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	99,218	5,122,625
		28,279,855

Software – 1.9%
Dassault Systemes S.E. (France)	13,064	1,984,119
HCL Technologies Ltd. (India)	45,851	751,645
Mail.Ru Group Ltd. GDR (Russia)(a)*	7,075	150,273
NetEase, Inc. ADR (China)	6,214	1,776,334
Open Text Corp. (Canada)	23,900	965,726
SAP S.E. ADR (Germany)	31,605	4,190,191
		9,818,288

Telecommunications – 1.5%
America Movil S.A.B. de C.V., Series L ADR (Mexico)	84,948	1,343,028
Bharti Infratel Ltd. (India)	98,080	262,129
China Mobile Ltd. ADR (China)	76,222	3,077,844
Mobile TeleSystems PJSC ADR (Russia)	93,093	833,182
PLDT, Inc. ADR (Philippines)	18,640	389,017
Telekomunikasi Indonesia Persero Tbk PT ADR (Indonesia)	33,829	976,981
Vodacom Group Ltd. (South Africa)	70,269	613,893
		7,496,074

Transportation – 0.7%
Canadian National Railway Co. (Canada)	27,302	2,439,980
Kuehne + Nagel International A.G. (Switzerland)(a)	7,760	1,253,684
		3,693,664

Total Common Stocks (Cost $375,213,876)		391,067,470

Preferred Stocks – 1.4%
Banks – 0.7%
Banco Bradesco S.A., 5.94% (Brazil)(d)	73,920	650,083
Grupo Aval Acciones y Valores S.A., 4.25% (Colombia)(d)	16,700	136,105

	Number of Shares	Value

Banks (Continued)
Itau Unibanco Holding S.A., 0.50% (Brazil)(d)	160,056	$1,447,109
Itau Unibanco Holding S.A. ADR, 0.48% (Brazil)(d)	167,884	1,515,993
		3,749,290

Chemicals – 0.1%
FUCHS PETROLUB S.E., 2.37% (Germany)(d)	16,418	699,476

Household Products/Wares – 0.1%
Henkel A.G. & Co. KGaA, 2.06% (Germany)(d)	5,000	519,364

Pharmaceuticals – 0.0%(c)
Grifols S.A. ADR, 1.59% (Spain)(d)	1,762	38,605

Semiconductors – 0.5%
Samsung Electronics Co. Ltd., 3.30% (South Korea)(d)	11,257	396,256
Samsung Electronics Co. Ltd. GDR, 3.17% (South Korea)(a)(d)	2,242	1,943,362
		2,339,618

Total Preferred Stocks (Cost $7,129,013)		7,346,353

Investment Companies – 19.4%
iShares MSCI United Kingdom ETF	1,466,217	47,696,039
JPMorgan BetaBuilders Japan ETF	2,115,826	51,985,845

Total Investment Companies (Cost $94,730,392)		99,681,884

Short-Term Investments – 2.9%
Money Market Fund – 2.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.72%(e)	14,702,469	14,702,469

Total Short-Term Investments (Cost $14,702,469)		14,702,469

Total Investments – 100.0% (Cost $491,775,750)		512,798,176

Other Assets less Liabilities – 0.0%		11,841

NET ASSETS – 100.0%		$512,810,017

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Security sold outside United States without registration under the Securities Act of 1933.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(c)	Amount rounds to less than 0.05%.

(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(e)	7-day current yield as of October 31, 2019 is disclosed.

*	Non-Income Producing Security

Percentages shown are based on Net Assets

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company

Concentration by Currency (%)
U.S. Dollar	36.7
Euro	20.2
British Pound	9.3
All other currencies less than 5%	33.8
Total	100.0

Forward Foreign Currency Contracts outstanding at October 31, 2019:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/18/19	U.S. Dollars	1,488,900	Swiss Francs	1,457,000	Northern Trust	$6,023

Net Unrealized Appreciation						$6,023

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Common Stocks	$ 78,595,491	$312,471,979	$—	$391,067,470
Preferred Stocks	3,787,894	3,558,459	—	7,346,353
Investment Companies	99,681,884	—	—	99,681,884
Short-Term Investments	14,702,469	—	—	14,702,469

Total Investments	$196,767,738	$316,030,438	$—	$512,798,176

Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals

Derivative Financial Instruments
Assets:
Forward foreign currency exchange contracts	$—	$6,023	$—	$6,023

Total Net Derivative Financial Instruments	$—	$6,023	$—	$6,023

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments

Morningstar Global Income Fund

	Number of Shares	Value

Common Stocks – 43.8%
Aerospace/Defense – 1.0%
BAE Systems PLC (United Kingdom)	284,300	$2,123,641

Agriculture – 1.6%
Imperial Brands PLC (United Kingdom)	75,130	1,648,012
Philip Morris International, Inc.	21,573	1,756,905
		3,404,917

Auto Parts & Equipment – 1.5%
Cie Generale des Etablissements Michelin S.C.A. (France)	25,980	3,163,254

Banks – 4.8%
BNP Paribas S.A. (France)	58,800	3,072,862
JPMorgan Chase & Co.	31,050	3,878,766
United Overseas Bank Ltd. (Singapore)	151,600	2,984,617
		9,936,245

Building Materials – 2.0%
Johnson Controls International PLC	49,950	2,164,334
Xinyi Glass Holdings Ltd. (Hong Kong)	1,845,000	2,074,406
		4,238,740

Chemicals – 0.7%
Dow, Inc.	29,810	1,505,107

Cosmetics/Personal Care – 1.2%
Unilever N.V. (United Kingdom)(a)	43,500	2,576,940

Electric – 1.8%
NextEra Energy, Inc.	15,400	3,670,436

Entertainment – 1.5%
OPAP S.A. (Greece)	279,530	3,040,003

Forest Products & Paper – 3.0%
Smurfit Kappa Group PLC (Ireland)	92,845	3,100,794
UPM-Kymmene OYJ (Finland)	98,325	3,202,395
		6,303,189

Healthcare - Services – 1.3%
Sonic Healthcare Ltd. (Australia)	141,385	2,784,577

Insurance – 3.8%
Allianz S.E. (Germany)(a)	12,007	2,932,382

	Number of Shares	Value

Insurance (Continued)
NN Group N.V. (Netherlands)	44,025	$1,679,859
Zurich Insurance Group A.G. (Switzerland)	8,160	3,196,274
		7,808,515

Mining – 1.1%
MMC Norilsk Nickel PJSC ADR (Russia)	83,000	2,302,005

Oil & Gas – 3.0%
Chevron Corp.	13,450	1,562,083
LUKOIL PJSC ADR (Russia)	3,000	276,459
LUKOIL PJSC ADR (OTC Exchange) (Russia)	26,035	2,396,782
Royal Dutch Shell PLC, Class B ADR (Netherlands)	33,920	1,977,197
		6,212,521

Pharmaceuticals – 3.2%
GlaxoSmithKline PLC (United Kingdom)	158,535	3,631,235
Novartis A.G. ADR (Switzerland)	34,301	2,999,279
		6,630,514

Real Estate Investment Trusts – 4.2%
Ascendas Real Estate Investment Trust (Singapore)	1,168,750	2,722,080
PLA Administradora Industrial S. de R.L. de C.V. (Mexico)	1,490,800	2,444,303
Welltower, Inc.	38,421	3,484,401
		8,650,784

Semiconductors – 3.1%
Intel Corp.	58,000	3,278,740
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	331,000	3,243,735
		6,522,475

Telecommunications – 4.2%
AT&T, Inc.	83,545	3,215,647
BCE, Inc. (Canada)	49,750	2,360,637
Cisco Systems, Inc.	66,170	3,143,737
		8,720,021

Transportation – 0.8%
Globaltrans Investment PLC GDR (Russia)(a)	193,565	1,654,981

Total Common Stocks (Cost $82,029,279)		91,248,865

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Global Income Fund

	Number of Shares	Value

Investment Companies – 52.7%
Global X MLP & Energy Infrastructure ETF	1,243,684	$14,588,413
Global X U.S. Preferred ETF	238,941	6,002,198
iShares MSCI United Kingdom ETF	541,974	17,630,414
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)	860,955	22,137,945
Schwab Intermediate-Term U.S. Treasury ETF	222,329	12,363,716
Schwab U.S. REIT ETF	64,794	3,089,378
SPDR Bloomberg Barclays Convertible Securities ETF	145,490	7,747,343
Vanguard Intermediate-Term Bond ETF	51,212	4,512,289
Vanguard Long-Term Treasury ETF	251,133	21,750,629

Total Investment Companies (Cost $105,393,016)		109,822,325

	Number of Shares	Value

Short-Term Investments – 3.7%
Money Market Fund – 3.7%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.72%(b)	7,735,530	$7,735,530

Total Short-Term Investments (Cost $7,735,530)		7,735,530

Total Investments – 100.2% (Cost $195,157,825)		208,806,720

Liabilities less Other Assets – (0.2)%		(401,989)

NET ASSETS – 100.0%		$208,404,731

All securities are United States companies, unless noted otherwise in parentheses.

(a) Security sold outside United States without registration under the Securities Act of 1933.

(b) 7-day current yield as of October 31, 2019 is disclosed.

Percentages shown are based on Net Assets

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
UCITS	Undertakings for Collective Investment in Transferable Securities

Concentration by Currency (%)
U.S. Dollar	67.0
Euro	20.3
All other currencies less than 5%	12.7
Total	100.0

Country Diversification (%)
United States	17.0
All other countries less than 5%	83.0
Total	100.0

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Global Income Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Common Stocks	$ 44,717,300	$46,531,565	$—	$ 91,248,865
Investment Companies	109,822,325	—	—	109,822,325
Short-Term Investments	7,735,530	—	—	7,735,530

Total Investments	$162,275,155	$46,531,565	$—	$208,806,720

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments

Morningstar Total Return Bond Fund

	Par(a)	Value

Long Positions – 112.8%
Asset-Backed Securities – 11.9%
Automobile – 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25(b)	$740,000	$772,366
Hertz Vehicle Financing II L.P., Series 2018-1A, Class A, 3.29%, 2/25/24(b)	500,000	512,857
		1,285,223

Commercial Mortgage-Backed Securities – 3.5%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(b)(c)	880,000	877,211
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29(b)(c)	113,000	113,831
BANK, Series 2017-BNK7, Class A5, 3.44%, 9/15/60	100,000	107,345
BANK, Series 2018-BN13, Class A5, 4.22%, 8/15/61	480,000	545,390
Bayview Commercial Asset Trust, Series 2006-1A, Class A1,(1M USD LIBOR + 0.27%), 2.09%, 4/25/36(b)(d)	474,795	456,019
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM, 5.45%, 1/12/45(c)	94,142	93,769
BENCHMARK Mortgage Trust, Series 2018-B2, Class A5, 3.88%, 2/15/51	390,000	431,778
BENCHMARK Mortgage Trust, Series 2019-B10, Class A4, 3.72%, 3/15/62	500,000	552,192
Benchmark Mortgage Trust, Series 2019-B9, Class XA, 1.05%, 3/15/52(c)	2,895,011	233,722
BHMS, Series 2018-ATLS, Class A,(1M USD LIBOR + 1.25%, 1.25% Floor), 3.16%, 7/15/35(b)(d)	1,300,000	1,300,814
BXP Trust, Series 2017-GM, Class D, 3.43%, 6/13/39(b)(c)	370,000	382,957
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A,(1M USD LIBOR + 1.07%, 1.07% Floor), 2.99%, 12/15/37(b)(d)	590,000	591,476

	Par(a)	Value

Commercial Mortgage-Backed Securities (Continued)
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D,(1M USD LIBOR + 1.75%, 1.75% Floor), 3.67%, 12/15/37(b)(d)	$100,000	$100,625
CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(c)	100,000	113,354
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class D, 4.95%, 5/10/49(b)(c)	250,000	259,736
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class D, 2.80%, 4/15/49(b)	62,515	54,758
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.47%, 10/12/50	420,000	451,849
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class D, 4.75%, 1/10/36(b)(c)	500,000	532,381
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 4.75%, 1/10/36(b)(c)	500,000	520,311
Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class A,(1M USD LIBOR + 0.92%, 0.92% Floor), 2.84%, 12/15/36(b)(d)	300,000	299,436
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class C, 4.98%, 3/15/52(c)	142,018	160,191
CSMC OA LLC, Series 2014-USA, Class B, 4.19%, 9/15/37(b)	530,000	561,292
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(b)(c)	13,945,000	380,977
Exantas Capital Corp. Ltd., Series 2019-RSO7, Class AS,(1M USD LIBOR + 1.50%, 1.50% Floor), 3.38%, 4/15/36(b)(d)	500,000	500,625
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28(b)(c)	100,000	100,843

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class E,(1M USD LIBOR + 1.50%, 1.75% Floor), 3.41%, 7/15/32(b)(d)	$110,000	$110,103
GS Mortgage Securities Corp. Trust, Series 2019-BOCA, Class A,(1M USD LIBOR + 1.20%, 1.20% Floor), 3.11%, 6/15/38(b)(d)	100,000	100,125
GS Mortgage Securities Corp. Trust, Series 2019-BOCA, Class B,(1M USD LIBOR + 1.50%, 1.50% Floor), 3.41%, 6/15/38(b)(d)	620,000	620,774
GS Mortgage Securities Corp. Trust, Series 2019-BOCA, Class C,(1M USD LIBOR + 1.73%, 1.73% Floor), 3.64%, 6/15/38(b)(d)	530,000	530,996
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43%, 8/10/50	220,000	234,165
GS Mortgage Securities Trust, Series 2017-GS7, Class E, 3.00%, 8/10/50(b)	70,000	65,254
GS Mortgage Securities Trust, Series 2017-GS8, Class A4, 3.47%, 11/10/50	240,000	257,790
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.49%, 7/15/50	235,000	252,292
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.15%, 4/20/48(b)(c)	500,000	510,830
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5, 3.64%, 10/15/48	450,000	483,108
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A,(1M USD LIBOR + 1.40%, 1.40% Floor), 3.32%, 5/15/36(b)(d)	410,000	409,478
Morgan Stanley Capital I Trust, Series 2019-L2, Class XA, 1.03%, 3/15/52(c)	2,569,571	207,754

	Par(a)	Value

Commercial Mortgage-Backed Securities (Continued)
PFP Ltd., Series 2019-5, Class A,(1M USD LIBOR + 0.97%, 0.97% Floor), 2.86%, 4/14/36(b)(d)	$314,471	$314,402
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A,(1M USD LIBOR + 0.95%, 1.94% Floor), 2.86%, 6/15/33(b)(d)	1,493,000	1,492,998
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	240,000	255,574
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class D, 3.24%, 12/15/48(b)	250,000	225,475
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A5, 3.45%, 7/15/50	315,000	337,674
		16,131,674

Home Equity – 0.2%
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 4.04%, 3/25/36(c)	77,419	67,423
Option One Mortgage Loan Trust, Series 2004-3, Class M1,(1M USD LIBOR + 0.78%, 0.52% Floor), 2.60%, 11/25/34(d)	484,134	484,722
Renaissance Home Equity Loan Trust, Series 2005-2, Class AV3,(1M USD LIBOR + 0.37%, 0.37% Floor, 14.00% Cap), 2.19%, 8/25/35(d)	404,179	395,571
		947,716

Other – 5.4%
Ajax Mortgage Loan Trust, Series 2018-F, Class A, 4.37%, 11/25/58(b)(c)	190,725	191,640
Ajax Mortgage Loan Trust, Series 2018-G, Class A, 4.37%, 6/25/57(b)(c)	81,118	81,540
Ajax Mortgage Loan Trust, Series 2019-A, Class A, 3.75%, 8/25/57(b)(c)	432,754	435,578
Ajax Mortgage Loan Trust, Series 2019-B, Class A, 3.75%, 1/25/59(b)(c)	536,540	539,000
Allegro CLO I Ltd., Series 2013-1A, Class A1R,(3M USD LIBOR + 1.22%), 3.15%, 1/30/26(b)(d)	124,277	124,286

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Other (Continued)
Allegro CLO IV Ltd., Series 2016-1A, Class AR,(3M USD LIBOR + 1.15%), 3.15%, 1/15/30(b)(d)	$250,000	$249,832
ALM VII Ltd., Series 2012-7A, Class A1A2,(3M USD LIBOR + 1.17%, 1.17% Floor), 3.17%, 7/15/29(b)(d)	250,000	249,474
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R7, Class M2,(1M USD LIBOR + 0.50%, 0.50% Floor), 2.32%, 9/25/35(d)	442,922	444,218
AMMC LTD., Series 2017-21A, Class A,(3M USD LIBOR + 1.25%), 3.15%, 11/02/30(b)(d)	250,000	248,823
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R,(3M USD LIBOR + 1.25%), 3.24%, 10/13/30(b)(d)	500,000	496,980
Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/07/49(b)	380,000	387,592
Ares XXIX CLO Ltd., Series 2014-1A, Class A1R,(3M USD LIBOR + 1.19%), 3.19%, 4/17/26(b)(d)	247,279	247,492
Atrium IX,(3M USD LIBOR + 1.24%), 3.38%, 5/28/30(b)(d)	500,000	498,187
Avery Point IV CLO Ltd., Series 2014-1A, Class AR,(3M USD LIBOR + 1.10%), 3.04%, 4/25/26(b)(d)	239,102	239,102
Babson Ltd., Series 2015-IA, Class AR,(3M USD LIBOR + 0.99%, 0.99% Floor), 2.96%, 1/20/31(b)(d)	250,000	245,721
Ballyrock Ltd., Series 2018-1A, Class A1,(3M USD LIBOR + 1.00%), 2.97%, 4/20/31(b)(d)	250,000	245,324
Battalion CLO X Ltd., Series 2016-10A, Class A1R,(3M USD LIBOR + 1.25%, 1.25% Floor), 3.19%, 1/24/29(b)(d)	310,000	310,126

	Par(a)	Value

Other (Continued)
Battalion CLO X Ltd., Series 2016-10A, Class A2R,(3M USD LIBOR + 1.80%, 1.80% Floor), 3.74%, 1/24/29(b)(d)	$260,000	$258,429
Bayview Commercial Asset Trust, Series 2007-4A, Class A1,(1M USD LIBOR + 0.45%, 0.45% Floor), 2.27%, 9/25/37(b)(d)	553,731	526,940
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.48%, 8/20/24(b)	500,000	499,024
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R,(3M USD LIBOR + 1.75%), 3.75%, 7/15/29(b)(d)	500,000	496,752
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR,(3M USD LIBOR + 1.25%, 1.25% Floor), 3.22%, 1/20/29(b)(d)	500,000	499,313
BlueMountain CLO Ltd., Series 2013-1A, Class A1R2,(3M USD LIBOR + 1.23%, 1.23% Floor), 3.20%, 1/20/29(b)(d)	500,000	499,161
BlueMountain CLO Ltd., Series 2015-3A, Class A1R,(3M USD LIBOR + 1.00%), 2.97%, 4/20/31(b)(d)	250,000	247,658
California Street CLO XII Ltd., Series 2013-12A, Class AR,(3M USD LIBOR + 1.03%), 3.03%, 10/15/25(b)(d)	145,516	145,433
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A1,(3M USD LIBOR + 1.05%), 3.21%, 5/15/31(b)(d)	740,000	735,070
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A,(1M USD LIBOR + 2.50%, 2.50% Floor), 4.32%, 7/25/37(d)	500,000	533,338
Cumberland Park CLO Ltd., Series 2015-2A, Class BR,(3M USD LIBOR + 1.40%), 3.37%, 7/20/28(b)(d)	350,000	347,105

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Other (Continued)
Cutwater Ltd., Series 2014-1A, Class A1AR,(3M USD LIBOR + 1.25%), 3.25%, 7/15/26(b)(d)	$196,025	$195,813
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR,(3M USD LIBOR + 0.90%), 2.89%, 10/15/27(b)(d)	500,000	498,521
Elm CLO, Series 2014-1A, Class ARR,(3M USD LIBOR + 1.17%), 3.17%, 1/17/29(b)(d)	250,000	249,588
Elm CLO, Series 2014-1A, Class BRR,(3M USD LIBOR + 1.75%), 3.75%, 1/17/29(b)(d)	250,000	249,117
First Franklin Mortgage Loan Trust, Series 2003-FF4, Class M1,(1M USD LIBOR + 1.80%, 1.20% Floor), 3.83%, 10/25/33(d)	446,704	450,775
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A1,(1M USD LIBOR + 0.12%, 0.12% Floor), 1.94%, 10/25/36(d)	36,860	29,704
Flatiron CLO 17 Ltd., Series 2017-1A, Class A,(3M USD LIBOR + 1.25%), 3.41%, 5/15/30(b)(d)	300,000	300,014
GSAMP Trust, Series 2006-FM3, Class A1,(1M USD LIBOR + 0.14%, 0.14% Floor), 1.96%, 11/25/36(d)	73,617	45,321
JFIN CLO Ltd., Series 2014-1A, Class AR,(3M USD LIBOR + 0.95%), 2.92%, 4/21/25(b)(d)	239,359	238,872
KKR CLO 16 Ltd., Series 16, Class A1R,(3M USD LIBOR + 1.25%, 1.25% Floor), 3.22%, 1/20/29(b)(d)	250,000	249,865
KKR CLO 16 Ltd., Series 16, Class A2R,(3M USD LIBOR + 1.80%, 1.80% Floor), 3.76%, 1/20/29(b)(d)	250,000	249,166
KKR CLO Ltd., Series 21, Class A,(3M USD LIBOR + 1.00%), 3.00%, 4/15/31(b)(d)	250,000	246,891

	Par(a)	Value

Other (Continued)
LCM Loan Income Fund I Income Note Issuer Ltd., Series 27A, Class A1,(3M USD LIBOR + 1.08%), 3.08%, 7/16/31(b)(d)	$250,000	$247,456
LCM XXIV Ltd., Series 24A, Class A,(3M USD LIBOR + 1.31%, 1.31% Floor), 3.28%, 3/20/30(b)(d)	750,000	749,833
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1,(Step to 6.20% on 8/25/22), 3.20%, 5/25/59(b)(e)	974,009	978,072
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.00%, 12/28/54(b)	604,598	610,265
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3,(1M USD LIBOR + 0.15%, 0.15% Floor), 1.97%, 7/25/36(d)	898,197	456,168
Madison Park Funding XI Ltd., Series 2013-11A, Class AR,(3M USD LIBOR + 1.16%), 3.09%, 7/23/29(b)(d)	500,000	499,053
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2,(3M USD LIBOR + 0.95%), 2.92%, 4/19/30(b)(d)	500,000	498,869
Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R,(3M USD LIBOR + 1.33%), 3.30%, 4/20/26(b)(d)	467,992	467,471
Madison Park Funding XXI Ltd., Series 2016-21A, Class A1,(3M USD LIBOR + 1.53%), 3.47%, 7/25/29(b)(d)	500,000	500,102
Mariner CLO Ltd., Series 2017-4A, Class A,(3M USD LIBOR + 1.21%), 3.14%, 10/26/29(b)(d)	250,000	249,137
Midocean Credit CLO VII, Series 2017-7A, Class B,(3M USD LIBOR + 1.90%), 3.90%, 7/15/29(b)(d)	250,000	249,374
Myers Park CLO Ltd., Series 2018-1A, Class B1,(3M USD LIBOR + 1.60%, 1.60% Floor), 3.56%, 10/20/30(b)(d)	250,000	246,589

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Other (Continued)
Oaktree CLO Ltd., Series 2015-1A, Class A1R,(3M USD LIBOR + 0.87%), 2.84%, 10/20/27(b)(d)	$500,000	$497,883
OFSI Fund VI Ltd., Series 2014-6A, Class BR,(3M USD LIBOR + 1.50%), 3.50%, 3/20/25(b)(d)	500,000	490,905
OFSI Fund VII Ltd., Series 2014-7A, Class AR,(3M USD LIBOR + 0.90%), 2.90%, 10/18/26(b)(d)	41,845	41,758
OHA Loan Funding, Series 2015-1A, Class AR,(3M USD LIBOR + 1.41%), 3.57%, 8/15/29(b)(d)	250,000	249,436
Palmer Square CLO Ltd., Series 2018-2A, Class A1A,(3M USD LIBOR + 1.10%), 3.10%, 7/16/31(b)(d)	500,000	495,681
Riserva CLO Ltd., Series 2016-3A, Class AR,(3M USD LIBOR + 1.14%), 3.14%, 10/18/28(b)(d)	250,000	249,796
RR 3 Ltd., Series 2018-3A, Class A1R2,(3M USD LIBOR + 1.09%, 1.09% Floor), 3.09%, 1/15/30(b)(d)	250,000	247,727
SBA Small Business Investment Cos., Series 2019-10A, Class 1, 3.11%, 3/10/29	98,928	104,105
Sound Point CLO XXIII, Series 2019-2A, Class A1,(3M USD LIBOR + 1.40%, 1.40% Floor), 3.40%, 4/15/32(b)(d)	250,000	248,706
TCW CLO Ltd., Series 2019-1A, Class A,(3M USD LIBOR + 1.44%, 1.44% Floor), 3.60%, 2/15/29(b)(d)	270,000	269,540
Thacher Park CLO Ltd., Series 2014-1A, Class AR,(3M USD LIBOR + 1.16%), 3.13%, 10/20/26(b)(d)	268,711	268,333
Towd Point Mortgage Trust, Series 2019-SJ2, Class M1, 4.50%, 11/25/58(b)	500,000	521,947
Tralee CLO VI Ltd., Series 2019-6A, Class AS,(3M USD LIBOR + 1.30%), 3.32%, 10/25/32(b)(d)	250,000	249,079

	Par(a)	Value

Other (Continued)
United States Small Business Administration, Series 2019-20D, Class 1, 2.98%, 4/01/39	$48,608	$50,815
United States Small Business Administration, Series 2019-25G, Class 1, 2.69%, 7/01/44	80,000	82,826
Venture 31 CLO Ltd., Series 2018-31A, Class A1,(3M USD LIBOR + 1.03%, 1.03% Floor), 3.00%, 4/20/31(b)(d)	410,000	403,993
Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1,(Step to 6.97% on 3/25/22), 3.97%, 2/25/49(b)(e)	137,046	137,468
Westcott Park CLO Ltd., Series 2016-1A, Class AR,(3M USD LIBOR + 1.21%), 3.18%, 7/20/28(b)(d)	500,000	499,920
York CLO-3 Ltd., Series 2016-1A, Class BR,(3M USD LIBOR + 1.75%), 3.71%, 10/20/29(b)(d)	500,000	495,294
Zais CLO 13 Ltd., Series 2019-13A, Class A1A,(3M USD LIBOR + 1.49%), 3.57%, 7/15/32(b)(d)	250,000	249,021
		24,633,407

Residential Mortgage-Backed Securities – 0.1%
Mill City Mortgage Loan Trust, Series 2018-2, Class B4, 7.22%, 10/25/28(f)	900,878	199,454
Mill City Mortgage Loan Trust, Series 2018-NPL2, Class A,(Step to 7.00% on 1/25/22), 4.00%, 10/25/28(b)(e)	202,359	203,877
		403,331

Student Loan – 0.4%
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68(b)	510,000	526,757
Navient Student Loan Trust, Series 2015-1, Class A2,(1M USD LIBOR + 0.60%, 0.60% Floor), 2.42%, 4/25/40(d)	127,139	125,451

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Student Loan (Continued)
Navient Student Loan Trust, Series 2017-1A, Class A3,(1M USD LIBOR + 1.15%), 2.98%, 7/26/66(b)(d)	$260,000	$261,804
Navient Student Loan Trust, Series 2017-2A, Class A,(1M USD LIBOR + 1.05%), 2.87%, 12/27/66(b)(d)	129,527	129,774
SLM Student Loan Trust, Series 2006-10, Class A6,(3M USD LIBOR + 0.15%), 2.09%, 3/25/44(d)	300,000	287,452
Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX,
3.34%, 8/25/47(b)	250,000	257,864
3.60%, 2/25/48(b)	200,000	209,064
		1,798,166

Whole Loan – 2.0%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1,(1M USD LIBOR + 0.54%, 0.27% Floor, 11.00% Cap), 2.36%, 11/25/35(d)	367,942	367,133
CSMC Trust, Series 2019-RPL8, Class A1, 3.32%, 10/25/58(b)	591,183	587,729
FHLMC Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3,(1M USD LIBOR + 4.00%), 5.82%, 8/25/24(d)	170,370	179,686
FNMA Connecticut Avenue Securities, Series 2014-C04, Class 1M2,(1M USD LIBOR + 4.90%), 6.72%, 11/25/24(d)	235,664	256,702
FNMA Connecticut Avenue Securities, Series 2016-C03, Class 1M2,(1M USD LIBOR + 5.30%), 7.13%, 10/25/28(d)	500,000	537,952
FNMA Connecticut Avenue Securities, Series 2016-C04, Class 1M2,(1M USD LIBOR + 4.25%), 6.07%, 1/25/29(d)	270,000	285,011

	Par(a)	Value

Whole Loan (Continued)
FNMA Connecticut Avenue Securities, Series 2017-C03, Class 1M1,(1M USD LIBOR + 0.95%), 2.77%, 10/25/29(d)	$207,556	$207,866
GSR Mortgage Loan Trust, Series 2006-OA1, Class 1A1,(1M USD LIBOR + 0.22%, 0.22% Floor), 2.04%, 8/25/46(d)	254,251	100,145
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	585,760	650,400
Impac CMB Trust, Series 2007-A, Class A,(1M USD LIBOR + 0.50%, 0.25% Floor, 11.50% Cap), 2.32%, 5/25/37(b)(d)	371,292	377,756
LSTAR Securities Investment Trust, Series 2019-2, Class A1,(1M USD LIBOR + 1.50%), 3.53%, 4/01/24(b)(d)	460,675	459,163
MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	803,090	472,204
MASTR Asset Securitization Trust, Series 2007-2, Class A2, 6.25%, 1/25/38	607,144	504,221
Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 4.27%, 2/25/34(c)	489,804	498,220
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1,(12M US Fed Reserves Cumulative Avg CMT + 1.09%, 1.09% Floor), 4.48%, 12/26/46(b)(d)	311,846	314,276
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50%, 5/25/58(b)(c)	1,321,794	1,397,752
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.49%, 9/25/59(b)	565,555	565,143
New Residential Mortgage Loan Trust, Series 2019-RPL1, Class A1,(Step to 7.34% on 3/25/22), 4.34%, 2/26/24(b)(e)	235,355	236,929

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Whole Loan (Continued)
Thornburg Mortgage Securities Trust, Series 2004-2, Class A4, (1M USD LIBOR + 0.68%, 0.34% Floor, 11.50% Cap), 2.50%, 6/25/44(d)	$648,978	$659,741
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 8.82%, 2/25/38(b)(c)	202,640	73,432
WaMu Mortgage Pass-Through Certificates Series, Series 2006-AR13, Class 1A, (12M US Fed Reserves Cumulative Avg CMT + 0.88%, 0.88% Floor), 3.27%, 10/25/46(d)	474,621	452,292
		9,183,753

Total Asset-Backed Securities (Cost $53,814,439)		54,383,270

Convertible Bonds – 0.0%(g)
Building Materials – 0.0%(g)
Cemex S.A.B. de C.V., 3.72%, 3/15/20	8,000	7,996

Total Convertible Bonds (Cost $7,990)		7,996

Corporate Bonds – 19.4%
Aerospace/Defense – 0.8%
Boeing (The) Co.,
4.87%, 2/15/20	30,000	30,239
3.10%, 5/01/26	40,000	41,836
2.70%, 2/01/27	30,000	30,469
2.80%, 3/01/27	40,000	40,649
3.20%, 3/01/29	130,000	136,790
3.25%, 2/01/35	230,000	240,958
3.65%, 3/01/47	12,000	12,509
3.85%, 11/01/48	33,000	35,456
3.75%, 2/01/50	50,000	53,258
3.83%, 3/01/59	31,000	33,087
General Dynamics Corp., 3.75%, 5/15/28	46,000	51,403
L3Harris Technologies, Inc., 3.85%, 6/15/23(b)	92,000	97,156
3.95%, 5/28/24(b)	115,000	122,598
3.83%, 4/27/25	8,000	8,586
3.85%, 12/15/26(b)	145,000	156,412
4.40%, 6/15/28	248,000	278,626
4.40%, 6/15/28(b)	46,000	51,681
4.85%, 4/27/35	2,000	2,374
5.05%, 4/27/45	73,000	91,407

		Par(a)	Value

Aerospace/Defense (Continued)
Lockheed Martin Corp.,
3.55%, 1/15/26		$120,000	$129,612
3.60%, 3/01/35		143,000	155,245
4.50%, 5/15/36		50,000	59,674
Northrop Grumman Corp.,
2.93%, 1/15/25		212,000	219,202
3.25%, 1/15/28		423,000	443,628
4.03%, 10/15/47		64,000	72,007
Raytheon Co.,
7.20%, 8/15/27		26,000	34,570
7.00%, 11/01/28		90,000	119,277
4.20%, 12/15/44		35,000	40,759
United Technologies Corp.,
3.35%, 8/16/21		75,000	76,967
1.95%, 11/01/21		107,000	107,216
2.30%, 5/04/22		2,000	2,021
1.25%, 5/22/23	EUR	100,000	115,958
3.65%, 8/16/23		15,000	15,867
1.15%, 5/18/24	EUR	125,000	145,275
3.95%, 8/16/25		5,000	5,472
4.13%, 11/16/28		193,000	219,003
5.40%, 5/01/35		42,000	53,944
6.12%, 7/15/38		55,000	76,218
4.50%, 6/01/42		32,000	38,399
4.15%, 5/15/45		10,000	11,468
4.63%, 11/16/48		40,000	50,487
			3,707,763

Agriculture – 0.4%
Altria Group, Inc.,
3.49%, 2/14/22		100,000	102,807
2.85%, 8/09/22		70,000	71,046
3.80%, 2/14/24		40,000	41,966
4.40%, 2/14/26		438,000	472,393
4.80%, 2/14/29		290,000	318,370
5.80%, 2/14/39		167,000	192,004
5.37%, 1/31/44		120,000	134,161
5.95%, 2/14/49		95,000	111,750
6.20%, 2/14/59		78,000	91,377
Philip Morris International, Inc.,
2.50%, 8/22/22		150,000	151,766
2.13%, 5/10/23		30,000	30,022
2.88%, 5/01/24		44,000	45,321
4.50%, 3/20/42		76,000	84,288
			1,847,271

Airlines – 0.2%
American Airlines Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/01/22		2,231	2,295

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Airlines (Continued)
American Airlines Pass Through Trust, Series 2015-2, Class AA, 3.60%, 9/22/27	$15,016	$15,869
American Airlines Pass Through Trust, Series 2015-2, Class B, 4.40%, 9/22/23	20,215	20,894
American Airlines Pass Through Trust, Series 2016-1, Class B, 5.25%, 1/15/24	102,601	108,786
American Airlines Pass Through Trust, Series 2016-2, Class AA, 3.20%, 6/15/28	26,310	27,194
American Airlines Pass Through Trust, Series 2016-3, Class AA, 3.00%, 10/15/28	41,849	42,970
American Airlines Pass Through Trust, Series 2016-3, Class B, 3.75%, 10/15/25	1,646	1,673
American Airlines Pass Through Trust, Series 2017-1, Class AA, 3.65%, 2/15/29	22,783	24,164
American Airlines Pass Through Trust, Series 2017-1, Class B, 4.95%, 2/15/25	17,314	18,277
American Airlines Pass Through Trust, Series 2017-2, Class AA, 3.35%, 10/15/29	22,970	23,815
American Airlines Pass Through Trust, Series 2017-2, Class B, 3.70%, 10/15/25	29,692	30,276
American Airlines Pass Through Trust, Series 2019-1, Class AA, 3.15%, 2/15/32	75,000	76,758
American Airlines Pass Through Trust, Series 2019-1, Class B, 3.85%, 2/15/28	80,000	80,793
Delta Air Lines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 4/25/24	44,000	46,024
United Airlines Pass Through Trust, Series 2019-2, Class B, 3.50%, 5/01/28	50,000	50,063

	Par(a)	Value

Airlines (Continued)
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.62%, 9/03/22	$5,640	$5,810
United Airlines Pass Through Trust, Series 2015-1, Class AA, 3.45%, 12/01/27	855	896
United Airlines Pass Through Trust, Series 2016-1, Class AA, 3.10%, 7/07/28	2,683	2,753
United Airlines Pass Through Trust, Series 2016-1, Class B, 3.65%, 1/07/26	10,458	10,677
United Airlines Pass Through Trust, Series 2016-2, Class AA, 2.88%, 10/07/28	19,674	20,018
United Airlines Pass Through Trust, Series 2016-2, Class B, 3.65%, 10/07/25	3,315	3,358
United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.50%, 3/01/30	17,241	18,002
United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 5/01/32	60,000	60,429
		691,794

Auto Manufacturers – 0.4%
American Honda Finance Corp., 2.15%, 9/10/24	60,000	60,312
Ford Motor Credit Co. LLC,
3.34%, 3/18/21	245,000	246,399
2.98%, 8/03/22	200,000	199,053
5.58%, 3/18/24	200,000	213,154
General Motors Co.,
4.87%, 10/02/23	210,000	225,565
5.00%, 4/01/35	3,000	3,061
6.60%, 4/01/36	42,000	48,759
6.25%, 10/02/43	35,000	39,105
5.40%, 4/01/48	11,000	11,167
5.95%, 4/01/49	70,000	77,005
General Motors Financial Co., Inc.,
2.45%, 11/06/20	235,000	235,372
3.50%, 11/07/24	27,000	27,514
4.00%, 1/15/25	45,000	46,495
4.35%, 4/09/25	48,000	50,417
4.00%, 10/06/26	6,000	6,127

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Auto Manufacturers (Continued)
4.35%, 1/17/27	$2,000	$2,064
Hyundai Capital America, 3.95%, 2/01/22(b)	247,000	254,397
Toyota Motor Credit Corp., 3.05%, 1/11/28	75,000	79,770
		1,825,736

Auto Parts & Equipment – 0.0%(g)
Aptiv PLC, 5.40%, 3/15/49	10,000	11,286
Lear Corp., 5.25%, 5/15/49	10,000	10,243
		21,529

Banks – 4.7%
Bank of America Corp.,
2.63%, 4/19/21	38,000	38,406
(3M USD LIBOR + 0.66%), 2.37%, 7/21/21(h)	353,000	353,833
(3M USD LIBOR + 0.37%), 2.74%, 1/23/22(h)	281,000	283,191
(3M USD LIBOR + 0.63%), 3.50%, 5/17/22(h)	50,000	51,052
3.30%, 1/11/23	270,000	279,931
(3M USD LIBOR + 1.02%), 2.88%, 4/24/23(h)	10,000	10,172
(3M USD LIBOR + 0.93%), 2.82%, 7/21/23(h)	110,000	111,718
4.20%, 8/26/24	100,000	107,664
4.00%, 1/22/25	10,000	10,666
(3M USD LIBOR + 0.97%), 3.46%, 3/15/25(h)	141,000	147,321
(3M USD LIBOR + 0.81%), 3.37%, 1/23/26(h)	3,000	3,138
4.45%, 3/03/26	194,000	211,852
4.25%, 10/22/26	320,000	347,406
(3M USD LIBOR + 1.06%), 3.56%, 4/23/27(h)	27,000	28,522
4.18%, 11/25/27	13,000	14,062
(3M USD LIBOR + 1.58%), 3.82%, 1/20/28(h)	426,000	458,441
(3M USD LIBOR + 2.93%), 5.87%, 3/15/28(h)(i)	101,000	111,044
(3M USD LIBOR + 1.51%), 3.70%, 4/24/28(h)	333,000	356,072
(3M USD LIBOR + 1.37%), 3.59%, 7/21/28(h)	194,000	205,794
(3M USD LIBOR + 1.04%), 3.42%, 12/20/28(h)	861,000	901,220
(3M USD LIBOR + 1.07%), 3.97%, 3/05/29(h)	276,000	300,477
(3M USD LIBOR + 1.31%), 4.27%, 7/23/29(h)	4,000	4,441
(3M USD LIBOR + 1.21%), 3.97%, 2/07/30(h)	460,000	501,976
(3M USD LIBOR + 1.18%), 3.19%, 7/23/30(h)	28,000	28,913

	Par(a)	Value

Banks (Continued)
5.00%, 1/21/44	$170,000	$216,707
(3M USD LIBOR + 1.52%), 4.33%, 3/15/50(h)	30,000	35,641
Bank of New York Mellon (The) Corp.,
(3M USD LIBOR + 3.42%), 4.95%, 6/20/20(h)(i)	35,000	35,350
3.65%, 2/04/24	2,000	2,131
2.45%, 8/17/26	20,000	20,208
(3M USD LIBOR + 3.13%), 4.62%, 9/20/26(h)(i)	111,000	114,997
(3M USD LIBOR + 1.07%), 3.44%, 2/07/28(h)	89,000	94,828
Citibank N.A.,
(3M USD LIBOR + 0.53%), 3.17%, 2/19/22(h)	250,000	253,732
3.65%, 1/23/24	500,000	531,013
Citigroup, Inc.,
2.75%, 4/25/22	1,000	1,015
(3M USD LIBOR + 0.95%), 2.88%, 7/24/23(h)	11,000	11,180
(3M USD LIBOR + 1.02%), 4.04%, 6/01/24(h)	3,000	3,177
(3M USD LIBOR + 0.90%), 3.35%, 4/24/25(h)	6,000	6,242
4.40%, 6/10/25	105,000	113,756
5.50%, 9/13/25	121,000	138,417
4.45%, 9/29/27	76,000	83,614
(3M USD LIBOR + 1.56%), 3.89%, 1/10/28(h)	247,000	265,644
(3M USD LIBOR + 1.39%), 3.67%, 7/24/28(h)	259,000	274,043
(3M USD LIBOR + 1.15%), 3.52%, 10/27/28(h)	210,000	221,066
(3M USD LIBOR + 1.19%), 4.07%, 4/23/29(h)	150,000	164,318
(3M USD LIBOR + 1.34%), 3.98%, 3/20/30(h)	450,000	490,547
8.12%, 7/15/39	472,000	776,472
4.65%, 7/23/48	32,000	39,470
Citizens Financial Group, Inc., 2.38%, 7/28/21	100,000	100,435
Fifth Third Bancorp, 3.65%, 1/25/24	23,000	24,261
Goldman Sachs Group (The), Inc.,
5.25%, 7/27/21	86,000	90,656
5.75%, 1/24/22	39,000	42,027
3.00%, 4/26/22	21,000	21,278
(3M USD LIBOR + 0.82%), 2.88%, 10/31/22(h)	230,000	233,142
3.20%, 2/23/23	40,000	41,250
3.63%, 2/20/24	120,000	126,144

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Banks (Continued)
3.85%, 7/08/24	$30,000	$31,817
3.75%, 5/22/25	31,000	32,868
3.50%, 11/16/26	40,000	41,675
3.85%, 1/26/27	259,000	275,604
(3M USD LIBOR + 1.51%), 3.69%, 6/05/28(h)	157,000	165,810
(3M USD LIBOR + 1.30%), 4.22%, 5/01/29(h)	1,060,000	1,158,426
(3M USD LIBOR + 1.37%), 4.02%, 10/31/38(h)	30,000	32,390
(3M USD LIBOR + 1.43%), 4.41%, 4/23/39(h)	18,000	20,332
4.80%, 7/08/44	7,000	8,512
5.15%, 5/22/45	40,000	48,679
4.75%, 10/21/45	410,000	499,730
JPMorgan Chase & Co.,
4.25%, 10/15/20	20,000	20,435
2.55%, 3/01/21	44,000	44,372
4.35%, 8/15/21	69,000	71,888
2.97%, 1/15/23	405,000	412,842
3.20%, 1/25/23	10,000	10,353
(3M USD LIBOR + 0.70%), 3.21%, 4/01/23(h)	85,000	87,043
(3M USD LIBOR + 0.94%), 2.78%, 4/25/23(h)	150,000	152,157
2.70%, 5/18/23	88,000	89,748
(3M USD LIBOR + 0.89%), 3.80%, 7/23/24(h)	441,000	466,444
(U.S. Secured Overnight Financing Rate + 3.38%), 5.00%, 8/01/24(h)(i)	150,000	156,000
3.87%, 9/10/24	20,000	21,329
(3M USD LIBOR + 1.00%), 4.02%, 12/05/24(h)	431,000	460,221
3.13%, 1/23/25	14,000	14,552
3.90%, 7/15/25	2,000	2,156
(U.S. Secured Overnight Financing Rate + 1.16%), 2.30%, 10/15/25(h)	195,000	194,603
2.95%, 10/01/26	10,000	10,321
4.12%, 12/15/26	5,000	5,459
(3M USD LIBOR + 1.25%), 3.96%, 1/29/27(h)	10,000	10,825
4.25%, 10/01/27	9,000	9,911
(3M USD LIBOR + 1.34%), 3.78%, 2/01/28(h)	502,000	539,954
(3M USD LIBOR + 1.38%), 3.54%, 5/01/28(h)	308,000	326,496
(3M USD LIBOR + 1.12%), 4.00%, 4/23/29(h)	20,000	21,841
(3M USD LIBOR + 1.26%), 4.20%, 7/23/29(h)	37,000	41,138
(3M USD LIBOR + 1.33%), 4.45%, 12/05/29(h)	400,000	453,278

	Par(a)	Value

Banks (Continued)
(3M USD LIBOR + 1.16%), 3.70%, 5/06/30(h)	$12,000	$12,909
(U.S. Secured Overnight Financing Rate + 1.51%), 2.74%, 10/15/30(h)	13,000	12,966
(3M USD LIBOR + 1.36%), 3.88%, 7/24/38(h)	33,000	36,146
4.95%, 6/01/45	160,000	198,851
KeyBank N.A.,
2.30%, 9/14/22	250,000	252,113
3.38%, 3/07/23	250,000	260,787
KeyCorp,
4.15%, 10/29/25	18,000	19,782
4.10%, 4/30/28	2,000	2,201
Morgan Stanley,
2.63%, 11/17/21	111,000	112,260
2.75%, 5/19/22	92,000	93,421
3.13%, 1/23/23	62,000	63,794
(3M USD LIBOR + 0.85%), 3.74%, 4/24/24(h)	2,000	2,094
(U.S. Secured Overnight Financing Rate + 1.15%), 2.72%, 7/22/25(h)	3,000	3,042
3.62%, 1/20/27	464,000	494,799
(3M USD LIBOR + 1.34%), 3.59%, 7/22/28(h)	36,000	37,991
(3M USD LIBOR + 1.14%), 3.77%, 1/24/29(h)	160,000	171,506
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(h)	80,000	89,847
State Street Corp.,
(3M USD LIBOR + 2.54%), 5.62%, 12/15/23(h)(i)	212,000	223,603
(3M USD LIBOR + 0.77%), 3.78%, 12/03/24(h)	16,000	16,960
3.55%, 8/18/25	25,000	26,979
2.65%, 5/19/26	18,000	18,422
SunTrust Bank,
2.80%, 5/17/22	60,000	61,141
3.20%, 4/01/24	1,000	1,044
U.S. Bancorp,
2.40%, 7/30/24	105,000	106,841
3.15%, 4/27/27	2,000	2,117
US Bancorp,
2.95%, 7/15/22	86,000	88,279
3.10%, 4/27/26	12,000	12,562
Wells Fargo & Co.,
2.55%, 12/07/20	157,000	158,177
2.50%, 3/04/21	89,000	89,605
2.10%, 7/26/21	158,000	158,297
3.50%, 3/08/22	138,000	142,500
2.63%, 7/22/22	188,000	190,542
3.75%, 1/24/24	458,000	484,641

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Banks (Continued)
3.55%, 9/29/25	$148,000	$156,933
(3M USD LIBOR + 0.83%), 2.41%, 10/30/25(h)	4,000	4,003
3.00%, 4/22/26	164,000	168,623
3.00%, 10/23/26	81,000	83,232
(3M USD LIBOR + 1.17%), 3.20%, 6/17/27(h)	12,000	12,432
4.30%, 7/22/27	270,000	295,516
(3M USD LIBOR + 1.31%), 3.58%, 5/22/28(h)	529,000	560,718
4.15%, 1/24/29	678,000	753,116
(3M USD LIBOR + 1.17%), 2.88%, 10/30/30(h)	135,000	135,431
4.40%, 6/14/46	40,000	45,354
4.75%, 12/07/46	280,000	334,441
		21,575,300

Beverages – 0.1%
Coca-Cola (The) Co.,
2.20%, 5/25/22	4,000	4,048
2.88%, 10/27/25	21,000	22,092
2.25%, 9/01/26	20,000	20,219
Molson Coors Brewing Co.,
5.00%, 5/01/42	20,000	21,774
4.20%, 7/15/46	15,000	14,824
PepsiCo, Inc.,
4.45%, 4/14/46	60,000	75,721
3.45%, 10/06/46	50,000	54,382
3.37%, 7/29/49	3,000	3,203
		216,263

Biotechnology – 0.3%
Amgen, Inc.,
4.95%, 10/01/41	19,000	22,559
5.15%, 11/15/41	16,000	19,443
4.40%, 5/01/45	98,000	110,250
4.66%, 6/15/51	17,000	19,875
Baxalta, Inc., 5.25%, 6/23/45	9,000	11,617
Celgene Corp.,
2.25%, 8/15/21	10,000	10,050
3.25%, 8/15/22	159,000	164,020
2.75%, 2/15/23	198,000	201,659
3.88%, 8/15/25	140,000	151,494
5.00%, 8/15/45	90,000	114,602
Gilead Sciences, Inc.,
3.50%, 2/01/25	102,000	108,344
4.60%, 9/01/35	71,000	83,778
4.80%, 4/01/44	25,000	29,760
4.50%, 2/01/45	7,000	8,050
4.75%, 3/01/46	80,000	95,758
		1,151,259

	Par(a)	Value

Building Materials – 0.0%(g)
Johnson Controls International PLC, 4.63%, 7/02/44	$30,000	$32,417
Owens Corning,
3.95%, 8/15/29	30,000	30,846
4.30%, 7/15/47	4,000	3,692
		66,955

Chemicals – 0.1%
Dow Chemical (The) Co.,
3.00%, 11/15/22	30,000	30,715
4.55%, 11/30/25(b)	26,000	28,689
3.63%, 5/15/26(b)	99,000	103,977
4.37%, 11/15/42	89,000	93,271
DuPont de Nemours, Inc.,
4.49%, 11/15/25	208,000	230,179
5.42%, 11/15/48	95,000	118,203
RPM International, Inc.,
4.55%, 3/01/29	5,000	5,450
4.25%, 1/15/48	3,000	2,951
Sherwin-Williams (The) Co.,
4.00%, 12/15/42	18,000	18,615
4.50%, 6/01/47	18,000	20,190
		652,240

Commercial Services – 0.2%
American University (The), 3.67%, 4/01/49	89,000	97,857
Cintas Corp. No. 2,
2.90%, 4/01/22	20,000	20,421
3.70%, 4/01/27	20,000	21,871
Conservation Fund A Nonprofit (The) Corp., 3.47%, 12/15/29	35,000	35,561
Global Payments, Inc.,
3.80%, 4/01/21	2,000	2,042
3.75%, 6/01/23	30,000	31,351
2.65%, 2/15/25	35,000	35,430
4.80%, 4/01/26	132,000	148,301
3.20%, 8/15/29	105,000	106,864
Moody’s Corp.,
2.75%, 12/15/21	2,000	2,031
4.88%, 2/15/24	3,000	3,323
PayPal Holdings, Inc.,
2.40%, 10/01/24	60,000	60,405
2.65%, 10/01/26	45,000	45,544
2.85%, 10/01/29	70,000	70,418
President & Fellows of Harvard College, 4.88%, 10/15/40	147,000	193,788
		875,207

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Computers – 0.5%
Apple, Inc.,
1.00%, 11/10/22	EUR	$200,000	$231,410
2.85%, 2/23/23		30,000	30,933
3.00%, 2/09/24		30,000	31,363
2.75%, 1/13/25		21,000	21,780
2.45%, 8/04/26		100,000	102,122
2.90%, 9/12/27		250,000	261,650
3.85%, 5/04/43		317,000	355,830
4.65%, 2/23/46		27,000	33,838
Dell International LLC/EMC Corp.,
4.42%, 6/15/21(b)		180,000	185,893
8.35%, 7/15/46(b)		5,000	6,658
IBM Credit LLC, 3.45%, 11/30/20		100,000	101,782
International Business Machines Corp.,
3.00%, 5/15/24		370,000	384,254
3.30%, 5/15/26		365,000	386,165
			2,133,678

Cosmetics/Personal Care – 0.0%(g)
Procter & Gamble (The) Co., 0.63%, 10/30/24	EUR	100,000	115,216

Diversified Financial Services – 0.6%
American Express Co.,
3.38%, 5/17/21		5,000	5,106
2.50%, 8/01/22		53,000	53,667
3.40%, 2/22/24		60,000	62,949
2.50%, 7/30/24		320,000	324,780
4.20%, 11/06/25		181,000	200,080
3.13%, 5/20/26		105,000	110,389
American Express Credit Corp.,
2.25%, 5/05/21		76,000	76,416
2.70%, 3/03/22		2,000	2,034
Capital One Financial Corp.,
3.45%, 4/30/21		7,000	7,145
4.75%, 7/15/21		22,000	22,980
3.90%, 1/29/24		196,000	207,913
3.30%, 10/30/24		65,000	67,674
3.75%, 3/09/27		32,000	33,992
3.80%, 1/31/28		30,000	31,924
Charles Schwab (The) Corp.,
3.85%, 5/21/25		5,000	5,426
3.20%, 3/02/27		44,000	46,187
CME Group, Inc., 3.75%, 6/15/28		24,000	26,929

		Par(a)	Value

Diversified Financial Services (Continued)
Discover Financial Services, 4.50%, 1/30/26		$30,000	$32,948
E*TRADE Financial Corp., 3.80%, 8/24/27		10,000	10,431
Intercontinental Exchange, Inc.,
2.75%, 12/01/20		2,000	2,014
4.00%, 10/15/23		15,000	15,983
3.75%, 12/01/25		100,000	108,309
3.10%, 9/15/27		22,000	23,126
3.75%, 9/21/28		94,000	102,651
International Lease Finance Corp., 5.87%, 8/15/22		230,000	252,150
Mastercard, Inc.,
1.10%, 12/01/22	EUR	130,000	149,964
2.95%, 11/21/26		30,000	31,611
2.95%, 6/01/29		115,000	121,470
3.65%, 6/01/49		22,000	24,853
Nuveen LLC, 4.00%, 11/01/28(b)		100,000	112,238
Synchrony Financial,
4.37%, 3/19/24		43,000	45,734
4.50%, 7/23/25		2,000	2,159
Visa, Inc.,
3.15%, 12/14/25		101,000	107,971
4.15%, 12/14/35		56,000	67,389
4.30%, 12/14/45		98,000	121,486
			2,618,078

Electric – 1.3%
AEP Texas, Inc.,
3.95%, 6/01/28		113,000	124,874
4.15%, 5/01/49		5,000	5,827
AEP Transmission Co. LLC,
3.75%, 12/01/47		54,000	59,427
3.15%, 9/15/49		25,000	25,057
Alabama Power Co.,
3.55%, 12/01/23		10,000	10,606
3.85%, 12/01/42		40,000	43,276
3.75%, 3/01/45		106,000	114,085
3.45%, 10/01/49		10,000	10,369
Ameren Illinois Co., 3.80%, 5/15/28		46,000	50,952
Baltimore Gas & Electric Co.,
3.50%, 8/15/46		49,000	50,826
3.75%, 8/15/47		62,000	66,973
4.25%, 9/15/48		10,000	11,782
3.20%, 9/15/49		15,000	14,907
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43		3,000	3,818

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Electric (Continued)
3.80%, 7/15/48	$6,000	$6,547
Black Hills Corp., 3.95%, 1/15/26	13,000	13,781
CenterPoint Energy Houston Electric LLC,
3.55%, 8/01/42	23,000	24,602
4.50%, 4/01/44	8,000	9,785
4.25%, 2/01/49	2,000	2,426
Commonwealth Edison Co.,
4.00%, 8/01/20	20,000	20,214
2.95%, 8/15/27	11,000	11,444
4.60%, 8/15/43	5,000	6,029
Consumers Energy Co.,
3.25%, 8/15/46	18,000	18,503
3.75%, 2/15/50	53,000	59,875
3.10%, 8/15/50	20,000	20,206
Dayton Power & Light (The) Co., 3.95%, 6/15/49(b)	61,000	66,889
DTE Electric Co.,
3.70%, 3/15/45	57,000	63,283
3.70%, 6/01/46	26,000	28,461
4.05%, 5/15/48	10,000	11,634
DTE Energy Co.,
3.70%, 8/01/23	26,000	27,265
3.80%, 3/15/27	10,000	10,777
Duke Energy Carolinas LLC,
3.05%, 3/15/23	15,000	15,540
3.95%, 11/15/28	28,000	31,645
2.45%, 8/15/29	75,000	75,698
5.30%, 2/15/40	25,000	32,643
4.00%, 9/30/42	62,000	69,134
3.70%, 12/01/47	10,000	10,946
3.95%, 3/15/48	7,000	7,986
3.20%, 8/15/49	35,000	35,240
Duke Energy Florida LLC,
3.80%, 7/15/28	40,000	44,247
3.85%, 11/15/42	53,000	58,338
3.40%, 10/01/46	10,000	10,295
Duke Energy Ohio, Inc., 3.65%, 2/01/29	140,000	153,812
Duke Energy Progress LLC,
3.00%, 9/15/21	22,000	22,426
3.25%, 8/15/25	65,000	69,147
3.70%, 9/01/28	159,000	175,174
3.45%, 3/15/29	9,000	9,785
4.10%, 5/15/42	40,000	45,574
4.10%, 3/15/43	30,000	33,969
Entergy Louisiana LLC,
5.40%, 11/01/24	18,000	20,779
4.20%, 9/01/48	79,000	92,440

	Par(a)	Value

Electric (Continued)
Eversource Energy, 2.90%, 10/01/24	$44,000	$45,216
Exelon Corp., 5.10%, 6/15/45	29,000	35,180
FirstEnergy Corp.,
4.25%, 3/15/23	110,000	116,569
3.90%, 7/15/27	340,000	365,907
7.37%, 11/15/31	270,000	383,699
4.85%, 7/15/47	70,000	84,061
FirstEnergy Transmission LLC,
4.35%, 1/15/25(b)	89,000	96,619
4.55%, 4/01/49(b)	64,000	75,197
Florida Power & Light Co.,
(3M USD LIBOR + 0.40%), 2.29%, 5/06/22(d)	370,000	370,018
5.25%, 2/01/41	5,000	6,567
3.70%, 12/01/47	98,000	109,106
3.95%, 3/01/48	55,000	64,013
Indiana Michigan Power Co.,
3.85%, 5/15/28	18,000	19,906
4.55%, 3/15/46	20,000	24,426
Interstate Power & Light Co., 3.50%, 9/30/49	10,000	10,143
MidAmerican Energy Co.,
3.65%, 4/15/29	140,000	155,067
4.40%, 10/15/44	55,000	66,615
Northern States Power Co.,
3.40%, 8/15/42	143,000	150,448
3.60%, 9/15/47	8,000	8,706
2.90%, 3/01/50	20,000	19,455
NRG Energy, Inc., 4.45%, 6/15/29(b)	25,000	26,515
NSTAR Electric Co.,
3.20%, 5/15/27	17,000	17,922
3.25%, 5/15/29	10,000	10,686
Ohio Power Co.,
4.15%, 4/01/48	14,000	16,403
4.00%, 6/01/49	20,000	23,030
Oklahoma Gas & Electric Co., 3.30%, 3/15/30	130,000	136,142
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28(b)	75,000	82,842
5.75%, 3/15/29	44,000	55,874
4.55%, 12/01/41	10,000	12,085
5.30%, 6/01/42	18,000	23,927
3.80%, 6/01/49(b)	20,000	22,580
3.10%, 9/15/49(b)	20,000	20,060

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Electric (Continued)
PacifiCorp,
4.10%, 2/01/42		$53,000	$60,285
4.13%, 1/15/49		53,000	62,155
4.15%, 2/15/50		5,000	5,925
Progress Energy, Inc., 7.75%, 3/01/31		180,000	257,387
Public Service Electric & Gas Co.,
3.00%, 5/15/25		9,000	9,401
3.00%, 5/15/27		15,000	15,655
3.70%, 5/01/28		14,000	15,437
3.65%, 9/01/28		3,000	3,303
3.20%, 5/15/29		80,000	84,960
Tampa Electric Co.,
4.35%, 5/15/44		10,000	11,552
4.45%, 6/15/49		57,000	68,453
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25(b)		159,000	170,500
Union Electric Co., 3.50%, 3/15/29		53,000	58,004
Virginia Electric & Power Co.,
3.45%, 9/01/22		62,000	64,363
2.75%, 3/15/23		90,000	92,072
3.50%, 3/15/27		79,000	84,934
4.45%, 2/15/44		105,000	124,163
4.00%, 11/15/46		40,000	44,875
Vistra Operations Co. LLC, 4.30%, 7/15/29(b)		130,000	135,119
Wisconsin Power & Light Co., 3.00%, 7/01/29		14,000	14,616
			6,047,461

Electrical Component & Equipment – 0.0%(g)
Eaton Capital Unlimited Co., 0.70%, 5/14/25	EUR	100,000	113,356

Electronics – 0.1%
Agilent Technologies, Inc.,
3.88%, 7/15/23		12,000	12,638
3.05%, 9/22/26		117,000	119,375
2.75%, 9/15/29		40,000	39,841
Honeywell International, Inc.,
1.30%, 2/22/23	EUR	300,000	349,053
3.81%, 11/21/47		25,000	28,869
			549,776

Environmental Control – 0.2%
Republic Services, Inc.,
3.55%, 6/01/22		29,000	30,137
4.75%, 5/15/23		71,000	76,985

	Par(a)	Value

Environmental Control (Continued)
2.50%, 8/15/24	$70,000	$71,167
2.90%, 7/01/26	41,000	42,099
3.37%, 11/15/27	94,000	100,307
3.95%, 5/15/28	8,000	8,895
Waste Management, Inc.,
3.50%, 5/15/24	70,000	73,952
3.13%, 3/01/25	18,000	18,859
3.20%, 6/15/26	40,000	42,432
3.45%, 6/15/29	40,000	43,315
3.90%, 3/01/35	20,000	22,229
4.00%, 7/15/39	137,000	155,982
4.15%, 7/15/49	115,000	133,471
		819,830

Food – 0.1%
Kraft Heinz Foods Co., 3.00%, 6/01/26	110,000	109,588
Kroger (The) Co., 2.65%, 10/15/26	77,000	77,344
Mars, Inc.,
2.70%, 4/01/25(b)	90,000	92,835
3.20%, 4/01/30(b)	180,000	194,028
Tyson Foods, Inc.,
3.55%, 6/02/27	79,000	84,567
5.15%, 8/15/44	18,000	22,001
		580,363

Forest Products & Paper – 0.1%
Georgia-Pacific LLC,
5.40%, 11/01/20(b)	26,000	26,871
3.73%, 7/15/23(b)	18,000	18,896
3.60%, 3/01/25(b)	126,000	133,811
7.75%, 11/15/29	18,000	25,854
8.88%, 5/15/31	13,000	20,579
International Paper Co.,
5.00%, 9/15/35	4,000	4,637
6.00%, 11/15/41	38,000	46,934
4.80%, 6/15/44	20,000	21,696
		299,278

Gas – 0.0%(g)
Atmos Energy Corp.,
4.12%, 10/15/44	5,000	5,812
3.38%, 9/15/49	30,000	31,269
Dominion Energy Gas Holdings LLC,
4.80%, 11/01/43	15,000	18,151
4.60%, 12/15/44	40,000	47,562
NiSource, Inc., 3.49%, 5/15/27	56,000	58,895
		161,689

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Healthcare - Products – 0.4%
Abbott Laboratories,
2.95%, 3/15/25		$85,000	$88,711
3.75%, 11/30/26		638,000	699,022
4.90%, 11/30/46		10,000	12,779
Becton Dickinson and Co.,
2.68%, 12/15/19		9,000	9,003
3.36%, 6/06/24		190,000	199,016
4.68%, 12/15/44		16,000	18,836
Covidien International Finance S.A., 2.95%, 6/15/23		35,000	36,182
Medtronic Global Holdings S.C.A., 0.00%, 12/02/22(j)	EUR	110,000	122,970
Medtronic, Inc.,
3.50%, 3/15/25		15,000	16,123
4.38%, 3/15/35		133,000	158,717
Thermo Fisher Scientific, Inc.,
2.95%, 9/19/26		243,000	252,586
2.60%, 10/01/29		105,000	104,461
			1,718,406

Healthcare - Services – 0.6%
Aetna, Inc.,
2.80%, 6/15/23		90,000	91,389
4.50%, 5/15/42		59,000	62,901
Anthem, Inc.,
2.95%, 12/01/22		30,000	30,697
3.65%, 12/01/27		107,000	113,165
4.10%, 3/01/28		42,000	45,671
2.87%, 9/15/29		5,000	4,952
Baylor Scott & White Holdings, 3.97%, 11/15/46		126,000	140,842
CHRISTUS Health, 4.34%, 7/01/28		121,000	136,141
CommonSpirit Health,
3.35%, 10/01/29		53,000	53,411
4.19%, 10/01/49		35,000	35,856
3.82%, 10/01/49		113,000	113,052
HCA, Inc.,
4.75%, 5/01/23		88,000	94,194
5.25%, 4/15/25		224,000	249,228
5.25%, 6/15/26		14,000	15,666
4.50%, 2/15/27		7,000	7,572
4.12%, 6/15/29		118,000	125,010
Humana, Inc., 3.95%, 3/15/27		140,000	150,019
RWJ Barnabas Health, Inc., 3.48%, 7/01/49		20,000	20,398

	Par(a)	Value

Healthcare - Services (Continued)
Spectrum Health System Obligated Group, 3.49%, 7/15/49	$34,000	$34,613
UnitedHealth Group, Inc.,
3.75%, 7/15/25	288,000	312,280
3.70%, 12/15/25	16,000	17,354
3.10%, 3/15/26	34,000	35,455
3.85%, 6/15/28	186,000	205,022
3.87%, 12/15/28	110,000	121,930
2.88%, 8/15/29	7,000	7,196
3.50%, 8/15/39	65,000	67,942
5.70%, 10/15/40	25,000	33,215
4.75%, 7/15/45	52,000	63,524
3.70%, 8/15/49	40,000	42,101
3.87%, 8/15/59	70,000	74,087
		2,504,883

Household Products/Wares – 0.0%(g)
Clorox (The) Co., 3.10%, 10/01/27	15,000	15,741

Housewares – 0.0%(g)
Newell Brands, Inc., 3.85%, 4/01/23	20,000	20,703

Insurance – 0.4%
American International Group, Inc., 4.20%, 4/01/28	40,000	44,060
Aon Corp.,
4.50%, 12/15/28	202,000	228,767
3.75%, 5/02/29	50,000	54,019
Aon PLC,
4.00%, 11/27/23	2,000	2,134
4.60%, 6/14/44	15,000	17,415
4.75%, 5/15/45	7,000	8,324
AXA Equitable Holdings, Inc.,
3.90%, 4/20/23	2,000	2,096
5.00%, 4/20/48	22,000	23,720
Berkshire Hathaway Finance Corp.,
4.40%, 5/15/42	5,000	5,953
4.20%, 8/15/48	10,000	11,767
4.25%, 1/15/49	166,000	197,900
Hartford Financial Services Group (The), Inc., 5.95%, 10/15/36	20,000	26,220
Marsh & McLennan Cos., Inc.,
3.50%, 12/29/20	53,000	53,932
3.30%, 3/14/23	185,000	191,896
4.05%, 10/15/23	18,000	19,184
3.87%, 3/15/24	52,000	55,520

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Insurance (Continued)
4.37%, 3/15/29		$68,000	$77,587
4.35%, 1/30/47		40,000	46,317
4.20%, 3/01/48		30,000	33,923
4.90%, 3/15/49		3,000	3,771
MetLife, Inc.,
6.40%, 12/15/36		100,000	121,461
4.05%, 3/01/45		5,000	5,666
Metropolitan Life Global Funding I,
1.25%, 9/17/21	EUR	100,000	114,462
2.38%, 1/11/23	EUR	100,000	119,918
Principal Financial Group, Inc., 3.70%, 5/15/29		35,000	38,216
Travelers (The) Cos., Inc.,
3.90%, 11/01/20		28,000	28,573
4.60%, 8/01/43		18,000	22,271
4.00%, 5/30/47		26,000	30,023
4.10%, 3/04/49		5,000	5,898
Trinity Acquisition PLC, 4.40%, 3/15/26		21,000	22,750
Willis North America, Inc., 3.60%, 5/15/24		107,000	111,984
			1,725,727

Internet – 0.1%
Amazon.com, Inc.,
3.15%, 8/22/27		140,000	149,369
3.88%, 8/22/37		95,000	108,021
4.95%, 12/05/44		2,000	2,615
4.05%, 8/22/47		140,000	166,424
Expedia Group, Inc.,
3.80%, 2/15/28		10,000	10,492
3.25%, 2/15/30(b)		105,000	105,071
			541,992

Iron/Steel – 0.0%(g)
Nucor Corp., 5.20%, 8/01/43		18,000	22,575

Lodging – 0.1%
Las Vegas Sands Corp., 3.20%, 8/08/24		320,000	327,426

Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.50%, 2/01/24		87,000	93,581
4.91%, 7/23/25		232,000	255,613
4.20%, 3/15/28		132,000	140,180
5.05%, 3/30/29		113,000	127,432
6.38%, 10/23/35		179,000	220,077

	Par(a)	Value

Media (Continued)
5.38%, 4/01/38	$120,000	$135,211
6.48%, 10/23/45	103,000	126,662
5.75%, 4/01/48	40,000	45,974
5.13%, 7/01/49	10,000	10,683
Comcast Corp.,
3.30%, 10/01/20	107,000	108,436
3.45%, 10/01/21	2,000	2,061
3.13%, 7/15/22	6,000	6,222
3.00%, 2/01/24	7,000	7,274
3.70%, 4/15/24	3,000	3,208
3.95%, 10/15/25	140,000	153,469
2.35%, 1/15/27	125,000	125,347
3.15%, 2/15/28	75,000	78,695
4.15%, 10/15/28	330,000	372,762
4.25%, 10/15/30	120,000	137,821
4.25%, 1/15/33	10,000	11,538
4.20%, 8/15/34	15,000	17,332
6.50%, 11/15/35	13,000	18,322
3.20%, 7/15/36	118,000	119,891
6.45%, 3/15/37	3,000	4,212
4.60%, 10/15/38	81,000	96,246
4.50%, 1/15/43	86,000	100,615
3.97%, 11/01/47	14,000	15,336
4.70%, 10/15/48	35,000	43,100
4.00%, 11/01/49	212,000	235,129
3.45%, 2/01/50	40,000	41,044
4.05%, 11/01/52	59,000	65,653
4.95%, 10/15/58	2,000	2,583
Cox Communications, Inc.,
3.15%, 8/15/24(b)	106,000	109,621
3.35%, 9/15/26(b)	14,000	14,636
4.70%, 12/15/42(b)	3,000	3,228
Discovery Communications LLC,
3.30%, 5/15/22	21,000	21,558
5.00%, 9/20/37	50,000	54,298
5.20%, 9/20/47	25,000	27,339
Fox Corp.,
4.03%, 1/25/24(b)	33,000	35,266
5.48%, 1/25/39(b)	160,000	196,758
NBCUniversal Media LLC, 5.95%, 4/01/41	122,000	168,170
Time Warner Cable LLC,
4.13%, 2/15/21	113,000	115,201
5.87%, 11/15/40	130,000	148,573
5.50%, 9/01/41	44,000	48,515
Time Warner Entertainment Co. L.P., 8.37%, 7/15/33	170,000	235,914
Viacom, Inc., 6.87%, 4/30/36	45,000	59,408

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Media (Continued)
Walt Disney (The) Co.,
6.20%, 12/15/34(b)	$14,000	$19,809
6.40%, 12/15/35(b)	54,000	77,715
6.65%, 11/15/37(b)	20,000	29,931
4.75%, 9/15/44(b)	25,000	31,968
Warner Media LLC, 7.62%, 4/15/31	28,000	37,622
		4,357,239

Mining – 0.0%(g)
Newmont Goldcorp Corp., 2.80%, 10/01/29	65,000	64,221

Miscellaneous Manufacturing – 0.4%
3M Co.,
3.00%, 8/07/25	40,000	42,157
2.25%, 9/19/26	20,000	20,111
3.38%, 3/01/29	10,000	10,792
2.38%, 8/26/29	375,000	374,575
Eaton Corp.,
2.75%, 11/02/22	40,000	40,874
4.15%, 11/02/42	30,000	33,602
General Electric Co.,
3.10%, 1/09/23	240,000	244,097
6.75%, 3/15/32	20,000	25,476
5.87%, 1/14/38	112,000	134,041
6.87%, 1/10/39	660,000	873,777
4.13%, 10/09/42	4,000	4,083
Parker-Hannifin Corp., 2.70%, 6/14/24	10,000	10,183
Textron, Inc.,
3.65%, 3/15/27	40,000	42,045
3.90%, 9/17/29	77,000	83,026
		1,938,839

Oil & Gas – 1.2%
Apache Corp.,
4.37%, 10/15/28	540,000	535,824
4.75%, 4/15/43	100,000	91,241
4.25%, 1/15/44	380,000	324,707
BP Capital Markets America, Inc.,
3.22%, 11/28/23	70,000	72,985
3.22%, 4/14/24	56,000	58,481
3.80%, 9/21/25	41,000	44,330
3.41%, 2/11/26	70,000	74,321
3.12%, 5/04/26	276,000	289,226
3.94%, 9/21/28	102,000	113,108
Chevron Corp., 2.90%, 3/03/24	20,000	20,823
Cimarex Energy Co.,
4.37%, 6/01/24	26,000	27,240
3.90%, 5/15/27	215,000	218,437

	Par(a)	Value

Oil & Gas (Continued)
Citgo Holding, Inc., 9.25%, 8/01/24(b)	$7,000	$7,306
Concho Resources, Inc.,
3.75%, 10/01/27	53,000	55,080
4.30%, 8/15/28	140,000	151,075
Continental Resources, Inc.,
4.50%, 4/15/23	30,000	31,250
3.80%, 6/01/24	135,000	138,067
4.37%, 1/15/28	80,000	82,435
Devon Energy Corp.,
5.85%, 12/15/25	125,000	148,592
5.60%, 7/15/41	30,000	35,713
5.00%, 6/15/45	80,000	91,022
EOG Resources, Inc., 3.90%, 4/01/35	8,000	8,836
Exxon Mobil Corp.,
1.90%, 8/16/22	20,000	20,097
2.73%, 3/01/23	20,000	20,571
2.02%, 8/16/24	20,000	20,148
2.71%, 3/06/25	83,000	86,003
3.04%, 3/01/26	81,000	85,566
2.28%, 8/16/26	104,000	105,064
2.44%, 8/16/29	250,000	251,894
4.11%, 3/01/46	20,000	23,846
3.10%, 8/16/49	65,000	66,203
Hess Corp., 6.00%, 1/15/40	20,000	22,773
Marathon Petroleum Corp.,
3.62%, 9/15/24	40,000	42,128
4.75%, 9/15/44	8,000	8,778
4.50%, 4/01/48	18,000	19,241
Noble Energy, Inc.,
3.85%, 1/15/28	40,000	41,551
4.95%, 8/15/47	20,000	21,321
Occidental Petroleum Corp.,
2.60%, 8/13/21	70,000	70,440
2.70%, 8/15/22	100,000	101,053
2.70%, 2/15/23	45,000	45,339
6.95%, 7/01/24	200,000	235,434
2.90%, 8/15/24	100,000	100,910
3.50%, 6/15/25	25,000	25,831
5.55%, 3/15/26	160,000	181,662
3.20%, 8/15/26	25,000	25,307
3.00%, 2/15/27	220,000	218,135
3.50%, 8/15/29	20,000	20,265
7.87%, 9/15/31	210,000	281,221
6.45%, 9/15/36	155,000	189,991
0.00%, 10/10/36(j)	210,000	105,568
4.50%, 7/15/44	80,000	80,990
6.60%, 3/15/46	150,000	192,454

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Oil & Gas (Continued)
4.10%, 2/15/47	$50,000	$47,962
4.20%, 3/15/48	235,000	228,765
Valero Energy Corp., 3.40%, 9/15/26	93,000	96,431
		5,703,041

Oil & Gas Services – 0.0%(g)
Halliburton Co., 3.80%, 11/15/25	70,000	73,740

Pharmaceuticals – 1.0%
AbbVie, Inc.,
3.60%, 5/14/25	50,000	52,469
4.50%, 5/14/35	183,000	198,589
4.30%, 5/14/36	7,000	7,435
Allergan Funding SCS,
3.45%, 3/15/22	100,000	102,465
3.80%, 3/15/25	346,000	363,966
4.55%, 3/15/35	90,000	96,256
Bristol-Myers Squibb Co.,
2.60%, 5/16/22(b)	110,000	112,243
2.90%, 7/26/24(b)	200,000	207,263
3.20%, 6/15/26(b)	414,000	439,689
3.40%, 7/26/29(b)	100,000	107,559
4.12%, 6/15/39(b)	5,000	5,696
Cigna Corp.,
3.40%, 9/17/21	20,000	20,484
3.75%, 7/15/23	190,000	199,032
3.25%, 4/15/25(b)	53,000	54,578
4.13%, 11/15/25	20,000	21,661
4.37%, 10/15/28	365,000	400,867
CVS Health Corp.,
3.35%, 3/09/21	75,000	76,326
2.63%, 8/15/24	2,000	2,022
4.10%, 3/25/25	290,000	311,546
4.30%, 3/25/28	856,000	931,017
4.87%, 7/20/35	20,000	22,737
4.78%, 3/25/38	5,000	5,550
5.12%, 7/20/45	241,000	277,791
5.05%, 3/25/48	160,000	184,421
Eli Lilly & Co.,
3.70%, 3/01/45	4,000	4,447
4.15%, 3/15/59	50,000	59,827
Express Scripts Holding Co., 2.60%, 11/30/20	45,000	45,296
Johnson & Johnson, 3.63%, 3/03/37	70,000	78,466
Merck & Co., Inc.,
3.90%, 3/07/39	2,000	2,318
3.70%, 2/10/45	36,000	40,406
Pfizer, Inc.,
7.20%, 3/15/39	30,000	47,235

	Par(a)	Value

Pharmaceuticals (Continued)
4.20%, 9/15/48	$29,000	$34,683
Shire Acquisitions Investments Ireland DAC,
2.88%, 9/23/23	59,000	60,215
3.20%, 9/23/26	140,000	144,579
Wyeth LLC,
6.45%, 2/01/24	9,000	10,599
5.95%, 4/01/37	44,000	60,504
		4,790,237

Pipelines – 1.1%
Boardwalk Pipelines L.P., 4.80%, 5/03/29	5,000	5,315
Energy Transfer Operating L.P.,
4.25%, 3/15/23	31,000	32,495
4.50%, 4/15/24	30,000	32,028
4.20%, 4/15/27	12,000	12,552
5.50%, 6/01/27	51,000	57,259
5.80%, 6/15/38	4,000	4,570
6.50%, 2/01/42	145,000	173,667
5.15%, 3/15/45	24,000	25,020
5.30%, 4/15/47	26,000	27,388
Enterprise Products Operating LLC,
3.75%, 2/15/25	10,000	10,663
4.15%, 10/16/28	210,000	231,963
3.13%, 7/31/29	10,000	10,267
6.87%, 3/01/33	17,000	23,283
5.95%, 2/01/41	16,000	20,310
4.45%, 2/15/43	52,000	56,671
4.85%, 3/15/44	4,000	4,567
5.10%, 2/15/45	89,000	103,890
Kinder Morgan Energy Partners L.P.,
4.15%, 3/01/22	80,000	83,514
4.25%, 9/01/24	100,000	107,196
6.50%, 2/01/37	5,000	6,154
6.95%, 1/15/38	85,000	109,881
5.50%, 3/01/44	46,000	52,565
5.40%, 9/01/44	4,000	4,492
Kinder Morgan, Inc.,
3.05%, 12/01/19	53,000	53,036
4.30%, 3/01/28	46,000	49,896
MPLX L.P.,
(3M USD LIBOR + 0.90%), 3.00%, 9/09/21(d)	85,000	85,342
(3M USD LIBOR + 1.10%), 3.20%, 9/09/22(d)	90,000	90,328
4.13%, 3/01/27	246,000	258,174
4.25%, 12/01/27(b)	290,000	304,955
4.00%, 3/15/28	110,000	114,352
4.80%, 2/15/29	30,000	33,047

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Pipelines (Continued)
4.50%, 4/15/38	$90,000	$91,965
4.70%, 4/15/48	90,000	91,684
5.50%, 2/15/49	90,000	101,151
NGPL PipeCo LLC, 4.38%, 8/15/22(b)	19,000	19,726
Northwest Pipeline LLC, 4.00%, 4/01/27	141,000	149,730
Sabine Pass Liquefaction LLC,
5.62%, 4/15/23	100,000	108,795
5.75%, 5/15/24	200,000	223,207
5.62%, 3/01/25	217,000	243,497
5.87%, 6/30/26	37,000	42,485
5.00%, 3/15/27	30,000	32,952
Southern Natural Gas Co. LLC, 8.00%, 3/01/32	80,000	115,059
Spectra Energy Partners L.P.,
5.95%, 9/25/43	41,000	50,688
4.50%, 3/15/45	10,000	10,962
Sunoco Logistics Partners Operations L.P.,
4.25%, 4/01/24	16,000	16,892
5.30%, 4/01/44	5,000	5,305
5.35%, 5/15/45	25,000	26,778
5.40%, 10/01/47	2,000	2,149
Texas Eastern Transmission L.P.,
3.50%, 1/15/28(b)	62,000	64,522
4.15%, 1/15/48(b)	36,000	38,122
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26	521,000	661,830
4.00%, 3/15/28	78,000	83,382
4.45%, 8/01/42	14,000	14,744
4.60%, 3/15/48	10,000	10,790
Western Midstream Operating L.P.,
5.38%, 6/01/21	300,000	309,690
4.65%, 7/01/26	90,000	89,936
4.50%, 3/01/28	30,000	28,622
Williams (The) Cos., Inc.,
3.60%, 3/15/22	150,000	154,376
3.90%, 1/15/25	88,000	92,531
3.75%, 6/15/27	46,000	47,962
5.75%, 6/24/44	38,000	43,857
		5,158,229

Real Estate Investment Trusts – 0.2%
American Tower Corp.,
2.95%, 1/15/25	12,000	12,293
4.00%, 6/01/25	31,000	33,335
2.75%, 1/15/27	40,000	40,168

	Par(a)	Value

Real Estate Investment Trusts (Continued)
3.95%, 3/15/29	$30,000	$32,305
Crown Castle International Corp.,
4.87%, 4/15/22	24,000	25,527
3.15%, 7/15/23	380,000	389,452
3.20%, 9/01/24	32,000	33,219
3.70%, 6/15/26	2,000	2,121
3.65%, 9/01/27	63,000	66,928
3.10%, 11/15/29	100,000	101,615
Realty Income Corp.,
4.13%, 10/15/26	35,000	38,657
3.00%, 1/15/27	15,000	15,460
		791,080

Retail – 0.4%
Dollar General Corp., 4.12%, 5/01/28	2,000	2,218
Home Depot (The), Inc.,
2.80%, 9/14/27	19,000	19,988
3.90%, 12/06/28	24,000	27,184
2.95%, 6/15/29	32,000	33,757
4.20%, 4/01/43	14,000	16,399
4.87%, 2/15/44	15,000	19,217
4.25%, 4/01/46	2,000	2,399
4.50%, 12/06/48	26,000	32,615
Lowe’s Cos., Inc.,
4.65%, 4/15/42	20,000	22,883
3.70%, 4/15/46	71,000	71,867
McDonald’s Corp.,
3.70%, 1/30/26	124,000	133,886
3.80%, 4/01/28	180,000	198,906
6.30%, 3/01/38	36,000	49,252
3.63%, 5/01/43	113,000	116,446
4.87%, 12/09/45	11,000	13,318
4.45%, 3/01/47	20,000	23,000
4.45%, 9/01/48	30,000	34,690
3.63%, 9/01/49	62,000	62,811
Walgreens Boots Alliance, Inc.,
3.80%, 11/18/24	7,000	7,418
3.45%, 6/01/26	111,000	115,074
4.80%, 11/18/44	5,000	5,337
Walmart, Inc.,
3.55%, 6/26/25	32,000	34,710
3.70%, 6/26/28	240,000	266,553
3.25%, 7/08/29	131,000	141,752
3.95%, 6/28/38	95,000	110,957
4.00%, 4/11/43	18,000	21,072
4.30%, 4/22/44	15,000	18,457
		1,602,166

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Semiconductors – 0.3%
Analog Devices, Inc.,
3.90%, 12/15/25		$16,000	$17,264
3.50%, 12/05/26		26,000	27,371
Applied Materials, Inc.,
5.10%, 10/01/35		5,000	6,317
5.85%, 6/15/41		28,000	38,255
4.35%, 4/01/47		69,000	84,004
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.87%, 1/15/27		234,000	236,293
Broadcom, Inc.,
3.13%, 4/15/21(b)		10,000	10,117
4.25%, 4/15/26(b)		125,000	130,494
Intel Corp.,
3.70%, 7/29/25		20,000	21,750
4.00%, 12/15/32		3,000	3,494
4.80%, 10/01/41		38,000	47,962
KLA Corp.,
4.10%, 3/15/29		75,000	83,074
5.00%, 3/15/49		39,000	46,772
Lam Research Corp.,
2.80%, 6/15/21		15,000	15,216
3.75%, 3/15/26		91,000	98,253
4.87%, 3/15/49		38,000	46,809
NVIDIA Corp., 3.20%, 9/16/26		173,000	182,267
QUALCOMM, Inc.,
3.25%, 5/20/27		12,000	12,625
4.65%, 5/20/35		16,000	18,761
4.80%, 5/20/45		15,000	17,846
4.30%, 5/20/47		31,000	34,830
Texas Instruments, Inc.,
2.25%, 5/01/23		18,000	18,229
2.90%, 11/03/27		150,000	157,394
2.25%, 9/04/29		30,000	29,606
3.88%, 3/15/39		5,000	5,699
4.15%, 5/15/48		18,000	21,816
			1,412,518

Software – 0.7%
Autodesk, Inc.,
3.60%, 12/15/22		35,000	36,218
3.50%, 6/15/27		151,000	156,802
Fidelity National Information Services, Inc.,
0.75%, 5/21/23	EUR	200,000	228,408
1.10%, 7/15/24	EUR	100,000	116,013
5.00%, 10/15/25		37,000	42,283
3.00%, 8/15/26		167,000	172,626
3.75%, 5/21/29		8,000	8,711
4.50%, 8/15/46		53,000	60,383

	Par(a)	Value

Software (Continued)
4.75%, 5/15/48	$18,000	$21,550
Fiserv, Inc.,
3.85%, 6/01/25	18,000	19,421
3.20%, 7/01/26	241,000	251,802
4.20%, 10/01/28	130,000	144,675
3.50%, 7/01/29	50,000	52,891
Microsoft Corp.,
2.40%, 8/08/26	60,000	61,541
3.30%, 2/06/27	500,000	541,233
3.50%, 2/12/35	182,000	199,555
4.20%, 11/03/35	11,000	13,059
3.45%, 8/08/36	122,000	133,909
4.10%, 2/06/37	10,000	11,841
3.50%, 11/15/42	17,000	18,589
4.45%, 11/03/45	5,000	6,350
3.70%, 8/08/46	126,000	143,382
4.50%, 2/06/57	2,000	2,599
Oracle Corp.,
2.50%, 5/15/22	11,000	11,171
3.63%, 7/15/23	18,000	19,061
2.65%, 7/15/26	122,000	124,976
4.30%, 7/08/34	7,000	8,203
3.90%, 5/15/35	11,000	12,275
3.80%, 11/15/37	81,000	89,134
5.37%, 7/15/40	14,000	18,198
4.12%, 5/15/45	52,000	58,592
4.00%, 7/15/46	66,000	73,409
salesforce.com, Inc., 3.70%, 4/11/28	330,000	364,355
		3,223,215

Sovereign – 0.2%
Federal Home Loan Banks, (U.S. Secured Overnight Financing Rate + 0.12%), 1.88%, 10/07/20(d)	550,000	549,858
Federal Home Loan Mortgage Corporation, (U.S. Secured Overnight Financing Rate + 0.04%), 1.80%, 9/10/20(d)	340,000	339,869
		889,727

Telecommunications – 0.8%
AT&T, Inc.,
3.00%, 2/15/22	220,000	225,010
3.20%, 3/01/22	3,000	3,079
3.80%, 3/15/22	4,000	4,160
3.40%, 6/15/22	12,000	12,370
3.00%, 6/30/22	10,000	10,215
3.80%, 3/01/24	30,000	31,723
3.55%, 6/01/24	20,000	21,011
3.60%, 7/15/25	35,000	36,894

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Telecommunications (Continued)
3.80%, 2/15/27	$192,000	$205,935
4.25%, 3/01/27	12,000	13,180
4.10%, 2/15/28	2,000	2,180
4.35%, 3/01/29	10,000	11,056
4.30%, 2/15/30(b)	105,000	115,484
4.30%, 2/15/30	17,000	18,697
4.50%, 5/15/35	115,000	126,862
5.25%, 3/01/37	10,000	11,770
6.35%, 3/15/40	20,000	25,963
6.00%, 8/15/40	20,000	25,046
6.37%, 3/01/41	49,000	64,009
5.55%, 8/15/41	5,000	6,026
5.15%, 3/15/42	88,000	102,237
4.30%, 12/15/42	24,000	25,404
4.80%, 6/15/44	213,000	237,195
4.85%, 7/15/45	5,000	5,663
5.15%, 11/15/46	26,000	30,235
5.45%, 3/01/47	52,000	62,833
Cisco Systems, Inc., 2.95%, 2/28/26	12,000	12,650
Corning, Inc.,
3.70%, 11/15/23	9,000	9,426
4.37%, 11/15/57	24,000	25,407
Motorola Solutions, Inc., 4.60%, 5/23/29	140,000	153,781
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21(b)	100,000	100,625
Verizon Communications, Inc.,
3.38%, 2/15/25	120,000	127,736
2.63%, 8/15/26	10,000	10,203
4.12%, 3/16/27	528,000	588,803
4.33%, 9/21/28	250,000	284,686
3.88%, 2/08/29	30,000	33,177
4.50%, 8/10/33	300,000	350,241
4.40%, 11/01/34	16,000	18,470
4.27%, 1/15/36	471,000	532,983
5.25%, 3/16/37	10,000	12,596
3.85%, 11/01/42	50,000	53,622
4.52%, 9/15/48	40,000	47,585
		3,796,228

Transportation – 0.4%
Burlington Northern Santa Fe LLC,
3.00%, 4/01/25	5,000	5,239
6.15%, 5/01/37	40,000	56,143
5.75%, 5/01/40	10,000	13,531
5.40%, 6/01/41	10,000	12,973
4.95%, 9/15/41	2,000	2,485

	Par(a)	Value

Transportation (Continued)
4.55%, 9/01/44	$10,000	$11,963
4.05%, 6/15/48	61,000	69,825
CSX Corp.,
4.25%, 3/15/29	30,000	33,964
6.15%, 5/01/37	5,000	6,610
4.75%, 5/30/42	44,000	51,558
4.30%, 3/01/48	33,000	37,224
4.75%, 11/15/48	25,000	30,420
3.35%, 9/15/49	32,000	31,630
3.95%, 5/01/50	11,000	11,865
4.25%, 11/01/66	53,000	57,022
FedEx Corp.,
3.90%, 2/01/35	27,000	27,633
3.87%, 8/01/42	14,000	13,660
4.10%, 4/15/43	32,000	32,041
4.55%, 4/01/46	31,000	32,491
4.95%, 10/17/48	2,000	2,233
Norfolk Southern Corp.,
2.90%, 6/15/26	132,000	136,542
11/01/29(k)	5,000	5,016
4.84%, 10/01/41	18,000	21,578
4.10%, 5/15/49	15,000	16,977
11/01/49(k)	15,000	15,020
4.05%, 8/15/52	30,000	33,305
Ryder System, Inc.,
3.45%, 11/15/21	7,000	7,183
3.40%, 3/01/23	40,000	41,347
Union Pacific Corp.,
3.50%, 6/08/23	45,000	47,278
2.75%, 3/01/26	53,000	54,202
3.95%, 9/10/28	220,000	244,814
3.70%, 3/01/29	10,000	10,944
3.38%, 2/01/35	61,000	63,049
3.60%, 9/15/37	60,000	62,664
3.55%, 8/15/39	11,000	11,621
4.75%, 9/15/41	20,000	24,094
4.50%, 9/10/48	114,000	137,646
3.80%, 10/01/51	6,000	6,408
3.87%, 2/01/55	71,000	74,804
3.95%, 8/15/59	16,000	16,845
United Parcel Service, Inc.,
2.50%, 4/01/23	8,000	8,154
3.40%, 3/15/29	52,000	56,131
2.50%, 9/01/29	82,000	82,476
6.20%, 1/15/38	2,000	2,809
		1,721,417

Trucking & Leasing – 0.0%(g)
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.45%, 1/29/26(b)	10,000	10,889

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Trucking & Leasing (Continued)
3.40%, 11/15/26(b)		$21,000	$21,505
4.20%, 4/01/27(b)		55,000	58,513
Penske Truck Leasing Co. Lp/PTL Finance Corp., 3.35%, 11/01/29(b)		20,000	19,986
			110,893

Total Corporate Bonds (Cost $83,585,671)			88,580,285

Foreign Issuer Bonds – 11.4%
Argentina – 0.0%(g)
Argentine Republic Government International Bond,
5.88%, 1/11/28		69,000	26,221
7.12%, 7/06/36		154,000	60,061
6.87%, 1/11/48		74,000	28,861
			115,143

Australia – 0.1%
BHP Billiton Finance USA Ltd.,
4.12%, 2/24/42		16,000	18,547
5.00%, 9/30/43		38,000	49,639
(5Y USD Swap Rate + 5.09%), 6.75%, 10/19/75(b)(h)		400,000	468,980
Telstra Corp. Ltd., 3.50%, 9/21/22	EUR	105,000	129,312
			666,478

Belgium – 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/01/26		80,000	85,666
4.70%, 2/01/36		337,000	391,297
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/01/26		97,000	103,945
4.70%, 2/01/36		50,000	58,056
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 1/12/24		100,000	105,963
4.15%, 1/23/25		200,000	218,653
4.00%, 4/13/28		163,000	179,930
4.75%, 1/23/29		634,000	736,839
4.95%, 1/15/42		120,000	142,517
4.60%, 4/15/48		10,000	11,411
5.55%, 1/23/49		130,000	171,679
			2,205,956

	Par(a)	Value

Brazil – 0.3%
Gol Finance S.A., 7.00%, 1/31/25(b)	$80,000	$81,800
Petrobras Global Finance B.V., 7.25%, 3/17/44	49,000	59,511
Suzano Austria GmbH, 6.00%, 1/15/29	520,000	574,600
Vale Overseas Ltd., 6.25%, 8/10/26	650,000	757,380
		1,473,291

Canada – 0.4%
Air Canada Pass Through Trust, Series 2015-2, Class B, 5.00%, 12/15/23(b)	12,960	13,532
Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.30%, 1/15/30(b)	17,079	17,604
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(b)	145,000	150,302
Bank of Montreal,
3.10%, 7/13/20	2,000	2,017
3.10%, 4/13/21	17,000	17,305
1.90%, 8/27/21	2,000	2,000
2.90%, 3/26/22	28,000	28,571
3.30%, 2/05/24	19,000	19,828
2.50%, 6/28/24	12,000	12,163
(5Y USD Swap Rate + 1.43%), 3.80%, 12/15/32(h)	40,000	41,500
Barrick Gold Corp., 5.25%, 4/01/42	29,000	35,433
Barrick North America Finance LLC, 5.75%, 5/01/43	190,000	248,358
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	6,000	7,655
Enbridge, Inc.,
2.90%, 7/15/22	36,000	36,779
5.50%, 12/01/46	5,000	6,332
(3M USD LIBOR + 3.42%), 5.50%, 7/15/77(h)	150,000	153,000
Royal Bank of Canada, 3.20%, 4/30/21	220,000	224,315
Suncor Energy, Inc.,
3.60%, 12/01/24	22,000	23,246
6.80%, 5/15/38	20,000	28,145
6.50%, 6/15/38	16,000	21,982
Teck Resources Ltd.,
6.00%, 8/15/40	3,000	3,244
6.25%, 7/15/41	17,000	18,944

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Canada (Continued)
Toronto-Dominion Bank (The), 3.25%, 6/11/21		$220,000	$224,983
0.38%, 4/25/24	EUR	100,000	113,151
2.65%, 6/12/24		65,000	66,524
TransCanada PipeLines Ltd., 3.75%, 10/16/23		3,000	3,169
4.87%, 1/15/26		131,000	146,606
4.25%, 5/15/28		58,000	64,094
4.63%, 3/01/34		1,000	1,142
5.85%, 3/15/36		71,000	87,224
6.20%, 10/15/37		2,000	2,564
4.75%, 5/15/38		19,000	21,511
6.10%, 6/01/40		11,000	14,207
			1,857,430

Chile – 0.1%
Corp. Nacional del Cobre de Chile, 3.63%, 8/01/27(b)		330,000	347,635

China – 0.2%
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25		410,000	426,931
Sinopec Group Overseas Development 2014 Ltd., 4.37%, 4/10/24(b)		290,000	311,585
Tencent Holdings Ltd., 3.60%, 1/19/28(b)		220,000	229,232
			967,748

Colombia – 0.6%
Colombia Government International Bond, 3.88%, 4/25/27		415,000	440,730
5.00%, 6/15/45		410,000	477,240
5.20%, 5/15/49		460,000	552,230
Colombian TES, 10.00%, 7/24/24	COP	834,900,000	296,835
6.25%, 11/26/25	COP	967,200,000	297,682
Ecopetrol S.A., 5.87%, 5/28/45		560,000	645,540
			2,710,257

Denmark – 0.2%
Danske Bank A/S, 5.00%, 1/12/22(b)		400,000	421,436
3.88%, 9/12/23(b)		200,000	207,915
5.37%, 1/12/24(b)		400,000	440,836
			1,070,187

		Par(a)	Value

Egypt – 0.0%(g)
Egypt Government Bond, 15.90%, 7/02/24	EGP	$185,000	$12,178
16.10%, 5/07/29	EGP	1,718,000	118,636
			130,814

France – 0.7%
Banque Federative du Credit Mutuel S.A., 0.13%, 2/05/24	EUR	100,000	111,874
BNP Paribas S.A., 5.00%, 1/15/21		200,000	207,493
3.50%, 3/01/23(b)		200,000	207,628
(3M USD LIBOR + 2.24%), 4.70%, 1/10/25(b)(h)		200,000	217,439
(3M USD LIBOR + 2.57%), 5.20%, 1/10/30(b)(h)		400,000	471,734
BPCE S.A., 0.62%, 9/26/23	EUR	100,000	114,199
2.70%, 10/01/29(b)		250,000	250,163
Credit Agricole S.A.,(5Y USD Swap Rate + 6.19%), 8.12%, 12/23/25(b)(h)(i)		200,000	239,500
Danone S.A., 2.95%, 11/02/26(b)		200,000	206,246
French Republic Government Bond OAT, 1.75%, 5/25/66(b)	EUR	549,388	820,452
LVMH Moet Hennessy Louis Vuitton S.E., 0.38%, 5/26/22	EUR	80,000	90,353
Pernod Ricard S.A., 0.02%, 10/24/23(f)	EUR	100,000	111,771
Schneider Electric S.E., 1.50%, 9/08/23	EUR	100,000	118,085
0.25%, 9/09/24	EUR	200,000	225,937
Total Capital International S.A., 2.75%, 6/19/21		10,000	10,148
2.43%, 1/10/25		20,000	20,279
			3,423,301

Germany – 0.3%
Allianz Finance II B.V., 0.25%, 6/06/23	EUR	100,000	112,928
BASF S.E., 2.00%, 12/05/22	EUR	110,000	130,655
Daimler Finance North America LLC, 2.20%, 5/05/20(b)		150,000	150,191
Daimler International Finance B.V., 0.25%, 8/09/21	EUR	20,000	22,420
Deutsche Bank A.G., 4.25%, 2/04/21		229,000	233,499

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Germany (Continued)
Deutsche Telekom International Finance B.V., 3.60%, 1/19/27(b)		$150,000	$158,323
E.ON S.E., 0.00%, 10/24/22(j)	EUR	70,000	78,168
innogy Finance B.V., 0.75%, 11/30/22	EUR	30,000	34,185
Merck Financial Services GmbH, 0.01%, 12/15/23	EUR	200,000	223,169
SAP S.E., 1.12%, 2/20/23	EUR	15,000	17,400
Siemens Financieringsmaatschappij N.V., 0.00%, 9/05/21(j)	EUR	80,000	89,677
Volkswagen Bank GmbH, 0.37%, 7/05/22	EUR	100,000	112,042
Volkswagen Leasing GmbH, 1.00%, 2/16/23	EUR	40,000	45,638
			1,408,295

Hungary – 0.0%(g)
Hungary Government International Bond, 5.38%, 3/25/24		122,000	137,263

India – 0.0%(g)
Export-Import Bank of India, 3.38%, 8/05/26(b)		200,000	204,947

Indonesia – 0.7%
Indonesia Government International Bond, 4.10%, 4/24/28		200,000	215,861
4.35%, 1/11/48		650,000	709,687
3.70%, 10/30/49		530,000	536,732
Indonesia Treasury Bond, 8.25%, 5/15/29	IDR	3,084,000,000	239,460
6.63%, 5/15/33	IDR	357,000,000	24,005
8.37%, 3/15/34	IDR	1,593,000,000	122,976
7.50%, 6/15/35	IDR	457,000,000	32,792
8.37%, 4/15/39	IDR	2,679,000,000	205,226
Pertamina Persero PT, 6.00%, 5/03/42(b)		280,000	335,906
Perusahaan Listrik Negara PT, 5.45%, 5/21/28(b)		480,000	549,600
			2,972,245

Italy – 0.2%
Enel Finance International N.V., 0.19%, 6/17/24(f)	EUR	100,000	110,637
Intesa Sanpaolo S.p.A., 3.13%, 7/14/22(b)		640,000	644,652
			755,289

		Par(a)	Value

Japan – 0.3%
Mitsubishi UFJ Financial Group, Inc., 2.66%, 7/25/22		$4,000	$4,054
3.76%, 7/26/23		47,000	49,550
3.85%, 3/01/26		246,000	264,766
3.29%, 7/25/27		20,000	20,955
Mizuho Financial Group, Inc., 2.95%, 2/28/22		475,000	483,101
(3M USD LIBOR + 0.98%), 2.84%, 7/16/25(h)		200,000	202,581
Sumitomo Mitsui Financial Group, Inc., 2.06%, 7/14/21		70,000	70,024
2.78%, 7/12/22		75,000	76,254
Takeda Pharmaceutical Co. Ltd., 1.13%, 11/21/22	EUR	100,000	115,202
5.00%, 11/26/28(b)		200,000	234,827
			1,521,314

Kazakhstan – 0.2%
Kazakhstan Government International Bond, 4.88%, 10/14/44		350,000	426,484
KazMunayGas National Co. JSC, 6.37%, 10/24/48(b)		220,000	276,716
			703,200

Kuwait – 0.1%
Equate Petrochemical B.V., 4.25%, 11/03/26(b)		210,000	223,438
Kuwait International Government Bond, 3.50%, 3/20/27(b)		210,000	225,910
			449,348

Luxembourg – 0.1%
ArcelorMittal, 3.60%, 7/16/24		9,000	9,208
6.13%, 6/01/25		3,000	3,414
4.55%, 3/11/26		210,000	222,062
			234,684

Macau – 0.1%
Sands China Ltd., 5.13%, 8/08/25		300,000	330,795

Mexico – 1.3%
America Movil S.A.B. de C.V., 3.13%, 7/16/22		200,000	205,022
Comision Federal de Electricidad, 4.75%, 2/23/27(b)		200,000	210,750

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Mexico (Continued)
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/27(b)		$200,000	$206,000
Mexican Bonos, 6.50%, 6/09/22	MXN	8,480,800	440,795
8.00%, 12/07/23	MXN	2,664,400	145,732
8.00%, 9/05/24	MXN	2,089,000	114,916
10.00%, 12/05/24	MXN	6,267,000	373,479
Mexico Government International Bond, 4.15%, 3/28/27		679,000	727,555
4.75%, 3/08/44		1,280,000	1,394,560
Petroleos Mexicanos, 6.37%, 2/04/21		74,000	77,182
(3M USD LIBOR + 3.65%), 5.79%, 3/11/22(d)		15,000	15,641
4.50%, 1/23/26		30,000	29,655
6.87%, 8/04/26		34,000	37,196
6.49%, 1/23/27(b)		89,000	95,008
6.50%, 3/13/27		670,000	710,200
5.35%, 2/12/28		267,000	263,663
6.62%, 6/15/35		50,000	50,928
5.63%, 1/23/46		700,000	629,300
7.69%, 1/23/50(b)		71,000	77,151
			5,804,733

Morocco – 0.0%(g)
OCP S.A., 4.50%, 10/22/25(b)		200,000	211,442

Netherlands – 0.5%
Cooperatieve Rabobank U.A., 4.37%, 8/04/25		440,000	478,071
ING Bank N.V., 0.00%, 4/08/22(j)	EUR	100,000	111,878
ING Groep N.V., 4.10%, 10/02/23		400,000	426,203
NXP B.V./NXP Funding LLC, 4.12%, 6/01/21(b)		200,000	205,507
3.88%, 9/01/22(b)		200,000	206,819
4.87%, 3/01/24(b)		50,000	54,332
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29(b)		25,000	26,650
Shell International Finance B.V., 1.88%, 5/10/21		25,000	25,033
2.25%, 1/06/23		8,000	8,082
3.50%, 11/13/23		170,000	179,889
3.25%, 5/11/25		40,000	42,373
4.13%, 5/11/35		99,000	113,997
6.37%, 12/15/38		26,000	37,861
3.63%, 8/21/42		26,000	27,693

		Par(a)	Value

Netherlands (Continued)
4.55%, 8/12/43		$18,000	$22,050
4.00%, 5/10/46		80,000	91,503
			2,057,941

Norway – 0.0%(g)
Telenor ASA, 0.00%, 9/25/23(j)	EUR	105,000	117,268

Panama – 0.2%
Panama Government International Bond, 3.88%, 3/17/28		200,000	217,252
6.70%, 1/26/36		510,000	717,830
			935,082

Peru – 0.5%
Inkia Energy Ltd., 5.87%, 11/09/27(b)		200,000	207,252
Peruvian Government International Bond, 4.13%, 8/25/27		152,000	170,432
6.55%, 3/14/37		110,000	160,326
5.62%, 11/18/50		230,000	337,240
Petroleos del Peru S.A., 4.75%, 6/19/32(b)		600,000	648,420
Southern Copper Corp., 5.25%, 11/08/42		510,000	572,166
			2,095,836

Philippines – 0.1%
Philippine Government International Bond, 4.20%, 1/21/24		200,000	216,087
3.00%, 2/01/28		200,000	208,324
			424,411

Poland – 0.2%
Republic of Poland Government International Bond, 4.00%, 1/22/24		650,000	702,659

Qatar – 0.2%
Qatar Government International Bond, 3.87%, 4/23/23(b)		200,000	210,957
4.82%, 3/14/49(b)		620,000	762,488
			973,445

Russia – 0.4%
Russian Federal Bond - OFZ, 7.10%, 10/16/24	RUB	16,152,000	262,418

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Russia (Continued)
8.50%, 9/17/31	RUB	$28,110,000	$510,781
Russian Foreign Bond - Eurobond, 5.62%, 4/04/42(b)		800,000	988,056
			1,761,255

South Africa – 0.1%
Anglo American Capital PLC, 3.63%, 9/11/24(b)		200,000	207,501
4.00%, 9/11/27(b)		400,000	415,336
			622,837

Spain – 0.2%
Banco de Sabadell S.A., 0.87%, 7/22/25	EUR	100,000	112,550
Banco Santander S.A., 2.71%, 6/27/24		400,000	406,202
4.38%, 4/12/28		200,000	219,551
Iberdrola International B.V., 2.50%, 10/24/22	EUR	100,000	120,040
Telefonica Emisiones S.A., 4.10%, 3/08/27		150,000	163,240
			1,021,583

Sweden – 0.1%
Svenska Handelsbanken AB, 1.95%, 9/08/20		500,000	500,306

Switzerland – 0.8%
Credit Suisse Group A.G.,
(3M USD LIBOR + 1.20%), 3.00%, 12/14/23(b)(h)		500,000	507,199
(3M USD LIBOR + 1.41%), 3.87%, 1/12/29(b)(h)		250,000	267,133
Glencore Funding LLC, 4.12%, 3/12/24(b)		240,000	252,181
4.00%, 3/27/27(b)		400,000	414,876
3.87%, 10/27/27(b)		80,000	82,350
Novartis Finance S.A., 0.13%, 9/20/23	EUR	100,000	112,831
Roche Finance Europe B.V., 0.50%, 2/27/23	EUR	25,000	28,492
0.88%, 2/25/25	EUR	100,000	116,659
Tyco Electronics Group S.A., 3.12%, 8/15/27		18,000	18,518
UBS Group A.G.,
(3M USD LIBOR + 0.95%), 2.86%, 8/15/23(b)(h)		200,000	202,874
(5Y USD Swap Rate + 4.34%), 7.00%, 1/31/24(b)(h)(i)		200,000	214,500
4.25%, 3/23/28(b)		770,000	848,752

		Par(a)	Value

Switzerland (Continued)
(3M USD LIBOR + 1.47%), 3.13%, 8/13/30(b)(h)		$200,000	$205,861
UBS Group Funding Switzerland A.G., 4.12%, 9/24/25(b)		240,000	261,524
			3,533,750

United Arab Emirates – 0.2%
Abu Dhabi Government International Bond, 2.50%, 10/11/22(b)		410,000	414,223
DP World PLC, 5.63%, 9/25/48(b)		300,000	346,518
MDGH - GMTN B.V., 2.50%, 11/07/24(b)		200,000	199,200
			959,941

United Kingdom – 1.3%
BAE Systems Holdings, Inc., 3.80%, 10/07/24(b)		9,000	9,534
3.85%, 12/15/25(b)		30,000	31,957
Barclays PLC,(3M USD LIBOR + 1.90%), 4.97%, 5/16/29(h)		400,000	450,598
BAT Capital Corp., 3.22%, 9/06/26		35,000	34,788
3.56%, 8/15/27		300,000	301,678
4.54%, 8/15/47		210,000	203,095
BAT International Finance PLC, 3.95%, 6/15/25(b)		163,000	170,389
BP Capital Markets PLC, 3.81%, 2/10/24		6,000	6,413
3.54%, 11/04/24		2,000	2,137
GlaxoSmithKline Capital PLC, 3.38%, 6/01/29		100,000	108,155
GlaxoSmithKline Capital, Inc., 3.88%, 5/15/28		26,000	29,048
6.37%, 5/15/38		5,000	7,318
HSBC Holdings PLC,
(3M USD LIBOR + 1.55%), 4.04%, 3/13/28(h)		235,000	251,850
(3M USD LIBOR + 1.53%), 4.58%, 6/19/29(h)		700,000	783,097
(3M USD LIBOR + 1.61%), 3.97%, 5/22/30(h)		230,000	248,351
Lloyds Banking Group PLC, 3.75%, 1/11/27		200,000	211,543
4.37%, 3/22/28		290,000	320,312
RELX Capital, Inc., 3.50%, 3/16/23		97,000	100,634
1.30%, 5/12/25	EUR	100,000	117,914
4.00%, 3/18/29		96,000	105,549

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

United Kingdom (Continued)
Reynolds American, Inc., 4.45%, 6/12/25	$340,000	$364,868
5.85%, 8/15/45	80,000	88,949
Royal Bank of Scotland Group PLC,
(3M USD LIBOR + 1.76%), 4.27%, 3/22/25(h)	200,000	212,200
(3M USD LIBOR + 1.91%), 5.08%, 1/27/30(h)	200,000	229,203
Santander UK Group Holdings PLC, 2.88%, 10/16/20	134,000	134,786
3.13%, 1/08/21	50,000	50,535
Santander UK PLC, 5.00%, 11/07/23(b)	600,000	646,390
Standard Chartered PLC, (3M USD LIBOR + 1.56%), 3.79%, 5/21/25(b)(h)	200,000	207,964
Vodafone Group PLC, 3.75%, 1/16/24	85,000	89,605
4.12%, 5/30/25	45,000	48,855
4.37%, 5/30/28	197,000	218,876
5.00%, 5/30/38	9,000	10,299
4.37%, 2/19/43	51,000	53,285
5.25%, 5/30/48	96,000	111,838
5.12%, 6/19/59	1,000	1,149
		5,963,162

Uruguay – 0.2%
Uruguay Government International Bond, 4.37%, 10/27/27	210,000	231,527
4.38%, 1/23/31	210,000	234,257
5.10%, 6/18/50	440,000	526,900
		992,684

Total Foreign Issuer Bonds (Cost $49,171,886)		52,363,955

Term Loans – 0.0%(d)(g)
Distribution/Wholesale – 0.0%(g)
KAR Auction Services, Inc., Tranche B-6 Term Loan, (1M USD LIBOR + 2.25%), 4.13%, 9/19/26(b)	14,824	14,861

Oil & Gas – 0.0%(g)
CITGO Holding, Inc., Term Loan, (1M USD LIBOR + 7.00%, 1.00% Floor), 8.79%, 8/01/23	15,000	15,113

Total Term Loans (Cost $30,041)		29,974

	Par	Value

U.S. Government Agencies – 0.7%(l)
Federal Home Loan Banks – 0.7%
FHLB Discount Notes, 0.00%, 12/27/19(j)	$2,080,000	$2,074,596
0.00%, 1/23/20(j)	1,060,000	1,056,041
		3,130,637

Total U.S. Government Agencies (Cost $3,129,420)		3,130,637

U.S. Government Obligations – 16.3%
U.S. Treasury Bonds – 3.8%
4.25%, 5/15/39	72,000	98,260
4.50%, 8/15/39	72,000	101,422
4.37%, 11/15/39	72,000	99,942
3.12%, 2/15/43	274,000	322,945
2.88%, 5/15/43	274,000	310,359
3.62%, 8/15/43	274,000	349,297
3.75%, 11/15/43(m)	274,000	356,221
2.88%, 11/15/46	267,000	305,392
3.00%, 2/15/48	3,657,000	4,291,690
3.00%, 8/15/48	1,710,000	2,010,118
3.00%, 2/15/49(m)	4,700,000	5,540,859
2.88%, 5/15/49	1,030,000	1,186,834
2.25%, 8/15/49(m)	2,252,000	2,287,715
		17,261,054

U.S. Treasury Inflation-Indexed Bonds – 1.1%
1.38%, 2/15/44	940,000	1,235,492
0.75%, 2/15/45	310,000	354,052
1.00%, 2/15/46	500,000	601,000
1.00%, 2/15/49	2,530,000	2,900,383
		5,090,927

U.S. Treasury Inflation-Indexed Notes – 4.3%
0.50%, 4/15/24	17,253,800	17,782,169
0.13%, 10/15/24	2,160,000	2,166,144
		19,948,313

U.S. Treasury Notes – 7.1%
2.00%, 7/31/20	1,063,000	1,066,031
2.50%, 12/31/20	796,000	804,084
1.13%, 7/31/21	1,196,000	1,186,750
1.75%, 7/31/21	642,000	643,956
1.50%, 1/31/22	1,063,000	1,062,253
1.75%, 4/30/22	1,009,000	1,014,439
1.50%, 9/15/22	75,000	74,985
1.38%, 10/15/22	84,000	83,655
2.12%, 12/31/22	540,000	550,083
2.75%, 5/31/23	540,000	562,887
2.12%, 7/31/24	540,000	554,407
1.75%, 7/31/24	584,000	589,908
1.50%, 9/30/24	384,000	383,475

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

U.S. Treasury Notes (Continued)
1.50%, 10/31/24	$4,901,000	$4,895,831
2.00%, 2/15/25	673,000	688,037
2.12%, 5/15/25	582,000	599,028
1.50%, 8/15/26	774,000	768,830
1.63%, 9/30/26	3,440,000	3,443,628
1.63%, 10/31/26	3,460,000	3,463,920
2.25%, 8/15/27	540,000	564,701
2.87%, 8/15/28(m)	166,000	182,354
3.12%, 11/15/28	166,000	186,147
2.37%, 5/15/29	4,160,000	4,411,062
1.63%, 8/15/29(m)	4,629,000	4,601,335
		32,381,786

Total U.S. Government Obligations (Cost $73,760,584)		74,682,080

Mortgage-Backed Securities – 44.7%
Federal Home Loan Mortgage Corporation – 3.7%
Multifamily Structured Pass Through Certificates,
Series K090, Class A2, 3.42%, 2/25/29	371,000	406,578
Series K091, Class A2, 3.50%, 3/25/29	210,000	233,301
Series K095, Class XAM, 1.24%, 6/25/29(c)	500,000	51,883
Series K099, Class X1, 1.01%, 9/25/29(c)	1,090,000	81,331
Series K736, Class X1, 1.31%, 7/25/26(c)	2,000,027	147,415
Pool, #QA0639, 4.00%, 6/01/49	743,417	787,302
#QA0794, 3.00%, 7/01/49	98,480	100,176
#QA1597, 3.00%, 8/01/49	294,568	299,631
#QA1627, 3.00%, 8/01/49	97,537	99,289
#QA1859, 4.00%, 8/01/49	33,538	36,210
#QA2090, 3.00%, 8/01/49	98,992	100,940
#QA2427, 3.00%, 9/01/49	99,132	101,211
#RA1103, 3.00%, 7/01/49	196,125	200,609
#RA1224, 3.00%, 8/01/49	886,591	901,799
#RA1293, 3.00%, 9/01/49	296,668	305,462
#RA1340, 3.00%, 9/01/49	397,350	406,064
#RA1341, 3.00%, 9/01/49	99,531	101,960

	Par	Value

Federal Home Loan Mortgage Corporation (Continued)
#RA1343, 3.00%, 9/01/49	$99,602	$101,786
#RA1352, 3.00%, 9/01/49	397,177	404,233
#RA1355, 3.00%, 9/01/49	496,007	504,819
#RA1460, 10/01/49(k)	199,702	204,082
#RA1493, 3.00%, 10/01/49	399,554	409,302
#RA1496, 3.00%, 10/01/49	299,419	305,524
#SB0034, 3.50%, 8/01/34	50,276	52,581
#SB0036, 3.00%, 4/01/33	2,598,854	2,673,133
#SB0094, 3.00%, 6/01/33	100,000	102,881
#SD0041, 4.00%, 7/01/49	182,252	193,879
#SD0052, 3.50%, 8/01/49	377,134	396,066
#SD8004, 3.00%, 8/01/49	2,858,671	2,905,290
#ZM1677, 3.00%, 9/01/46	1,197,314	1,233,213
#ZM5552, 4.00%, 2/01/48	50,877	55,305
#ZS7932, 3.00%, 12/01/32	155,524	160,038
#ZS8701, 3.50%, 6/01/33	305,800	317,085
#ZS9953, 4.00%, 2/01/47	37,558	40,235
#ZT1857, 4.50%, 3/01/49	2,111,060	2,315,001
		16,735,614

Federal Home Loan Mortgage Corporation Gold – 5.4%
Pool, #G08747, 3.00%, 2/01/47	667,484	685,204
#G08750, 3.00%, 3/01/47	436,927	447,911
#G08779, 3.50%, 9/01/47	962,825	998,966
#G08791, 3.00%, 12/01/47	745,162	761,935
#G08799, 3.00%, 2/01/48	154,373	157,679
#G08800, 3.50%, 2/01/48	251,518	260,991
#G08835, 3.50%, 9/01/48	254,527	261,999
#G08837, 4.50%, 9/01/48	723,154	761,778
#G08841, 3.50%, 10/01/48	2,306,816	2,373,345
#G08846, 3.50%, 11/01/48	1,297,707	1,334,309
#G08861, 3.50%, 2/01/49	488,613	501,659
#G08865, 3.50%, 3/01/49	821,947	844,308
#G08871, 3.50%, 4/01/49	76,567	78,649
#G08877, 4.00%, 5/01/49	1,138,324	1,181,043
#G08887, 3.00%, 6/01/49	4,073,712	4,145,404
#G60972, 4.50%, 5/01/47	57,097	61,972

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Federal Home Loan Mortgage Corporation Gold (Continued)
#G61047, 4.50%, 7/01/47	$237,757	$258,054
#G61079, 4.50%, 7/01/47	72,520	77,625
#G61677, 4.50%, 4/01/47	148,926	160,425
#G61727, 4.00%, 11/01/48	260,259	271,237
#G61739, 3.00%, 9/01/48	459,590	473,487
#G61813, 3.00%, 7/01/46	475,956	491,217
#G61989, 3.50%, 4/01/49	5,537,248	5,860,092
#G67715, 4.50%, 8/01/48	343,567	372,177
#G67721, 4.50%, 4/01/49	132,448	141,946
#Q41209, 3.50%, 6/01/46	68,140	71,685
#Q48752, 3.50%, 6/01/47	78,479	82,021
#Q53534, 3.00%, 1/01/48	35,871	36,655
#Q57853, 4.50%, 8/01/48	187,625	203,261
#Q59918, 4.50%, 7/01/48	448,610	486,702
#V84260, 3.50%, 6/01/48	352,734	369,426
#V85283, 3.50%, 3/01/49	280,274	291,439
		24,504,601

Federal National Mortgage Association – 15.2%
Alternative Credit Enhancement Securities,
Series 2019-M4, Class A2, 3.61%, 2/25/31	100,000	111,043
Series 2019-M5, Class A2, 3.27%, 1/25/29	110,000	118,442
Series 2019-M6, Class A2, 3.45%, 1/01/29	210,000	231,830
Balloon Pool TBA, 10/25/49(k)	100,000	100,340
Pool, #890696, 3.00%, 9/01/30	195,856	201,515
#890843, 3.00%, 9/01/47	87,246	89,615
#AK6740, 4.00%, 3/01/42	1,697,099	1,816,034
#AL3311, 3.50%, 3/01/43	2,586,534	2,736,508
#AL5597, 4.50%, 6/01/44	298,647	324,033
#AL9397, 3.00%, 10/01/46	229,273	235,369
#AL9475, 4.50%, 11/01/45	112,522	122,084
#AS0496, 3.00%, 9/01/28	32,320	33,284
#AS2947, 4.00%, 7/01/44	924,760	983,515
#AS5480, 4.50%, 7/01/45	87,572	95,826
#AS7313, 3.50%, 6/01/46	704,812	738,091
#AS7488, 3.00%, 7/01/46	1,155,878	1,196,602

	Par	Value

Federal National Mortgage Association (Continued)
#AS7726, 3.00%, 8/01/46	$818,696	$843,243
#AS7844, 3.00%, 9/01/46	225,007	231,128
#AS8269, 3.00%, 11/01/46	1,630,408	1,673,421
#AU6873, 4.50%, 11/01/43	152,570	169,798
#AW1281, 3.00%, 7/01/29	13,460	13,862
#AW4229, 3.00%, 7/01/29	59,423	61,354
#AX6435, 3.00%, 1/01/30	38,341	39,481
#BC1509, 3.00%, 8/01/46	149,231	153,308
#BC2817, 3.00%, 9/01/46	294,307	302,896
#BE2735, 4.50%, 10/01/47	16,782	18,132
#BH5764, 4.50%, 11/01/47	79,850	85,587
#BH9243, 3.00%, 1/01/33	429,166	440,664
#BJ8745, 3.50%, 8/01/49	35,567	37,233
#BJ8749, 3.50%, 9/01/49	31,697	33,288
#BJ9172, 4.50%, 5/01/48	390,415	422,701
#BL2201, 3.35%, 5/01/29	20,000	21,819
#BL2379, 3.09%, 5/01/29	100,000	107,358
#BL2454, 3.16%, 5/01/29	59,693	64,110
#BL2456, 3.26%, 5/01/29	59,570	64,357
#BL2457, 3.26%, 5/01/29	40,000	43,358
#BL2465, 3.24%, 5/01/29	100,000	108,369
#BL3152, 2.84%, 8/01/31	100,000	105,408
#BL3522, 2.52%, 10/01/29	20,000	20,484
#BL3540, 2.79%, 8/01/29	300,000	314,444
#BL3561, 2.74%, 8/01/29	100,000	104,290
#BL3619, 2.92%, 8/01/31	900,000	946,570
#BL3643, 2.92%, 8/01/31	100,000	105,078
#BL3644, 2.85%, 8/01/31	400,000	422,141
#BL3648, 2.85%, 8/01/31	100,000	105,535
#BL3677, 2.93%, 8/01/31	200,000	210,642
#BL3681, 2.86%, 8/01/31	100,000	105,539
#BL3700, 2.92%, 8/01/31	100,000	105,201
#BL3771, 2.77%, 8/01/31	200,000	209,448
#BL3776, 2.77%, 8/01/31	100,000	103,858
#BM1068, 3.50%, 1/01/32	20,200	21,133
#BM1922, 4.50%, 7/01/46	211,461	235,209
#BM3208, 4.50%, 11/01/47	145,457	154,619
#BM4226, 3.00%, 1/01/47	2,515,727	2,596,455

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Federal National Mortgage Association (Continued)
#BM4351, 4.50%, 8/01/48	$145,089	$157,088
#BM4614, 3.00%, 3/01/33	70,569	72,784
#BM4696, 3.00%, 3/01/47	1,328,266	1,370,049
#BM4751, 3.50%, 3/01/43	173,516	182,264
#BM4897, 3.50%, 12/01/46	178,782	187,577
#BM5024, 3.00%, 11/01/48	1,517,349	1,548,273
#BM5073, 3.00%, 4/01/48	1,174,112	1,206,537
#BM5304, 3.00%, 9/01/32	58,980	60,902
#BM5520, 3.50%, 2/01/47	1,074,489	1,119,301
#BM5526, 3.50%, 2/01/48	275,125	285,086
#BM5757, 4.00%, 8/01/48	542,828	586,081
#BM5862, 4.50%, 2/01/49	447,364	484,329
#BM5896, 4.50%, 5/01/48	203,558	220,687
#BM6019, 3.50%, 5/01/34	432,544	454,249
#BN0341, 12/01/48(k)	384,168	410,249
#BN0691, 4.50%, 8/01/48	82,934	88,658
#BN1623, 4.50%, 11/01/48	129,909	139,151
#BN5424, 3.50%, 4/01/49	1,241,094	1,278,771
#BN6625, 3.50%, 5/01/49	791,919	837,475
#BN6688, 4.00%, 6/01/49	416,895	444,544
#BN7683, 4.00%, 8/01/49	88,404	94,267
#BN7715, 3.00%, 8/01/34	45,352	46,718
#BN9558, 3.00%, 7/01/49	196,244	199,655
#BO0968, 4.00%, 6/01/49	98,914	102,844
#BO1822, 3.50%, 7/01/34	11,846	12,285
#BO1837, 3.50%, 7/01/34	27,830	29,315
#BO1844, 3.50%, 8/01/49	460,250	483,354
#BO2186, 4.00%, 9/01/49	98,101	104,607

	Par	Value

Federal National Mortgage Association (Continued)
#BO2256, 3.00%, 10/01/49	$500,000	$510,965
#BO2864, 10/01/49(k)	99,286	100,989
#BO3074, 3.00%, 8/01/49	96,596	98,258
#BO3106, 3.00%, 10/01/49	99,837	101,869
#BO3815, 3.00%, 8/01/49	197,129	200,514
#CA0858, 3.50%, 12/01/47	435,585	451,300
#CA1021, 4.50%, 1/01/48	202,593	217,082
#CA2855, 4.50%, 12/01/48	237,870	250,785
#CA3022, 3.50%, 1/01/34	198,709	209,442
#CA3094, 4.50%, 2/01/49	749,017	830,491
#CA3471, 3.50%, 5/01/49	386,741	401,812
#CA3478, 3.50%, 5/01/49	290,687	299,512
#CA3500, 4.00%, 5/01/49	347,478	377,703
#CA3516, 4.50%, 5/01/49	610,271	676,655
#CA3634, 3.50%, 6/01/49	197,737	205,973
#CA3637, 3.50%, 6/01/49	196,987	202,937
#CA3645, 3.50%, 6/01/49	1,647,529	1,742,298
#CA3668, 4.00%, 6/01/49	276,634	293,216
#CA3809, 3.00%, 7/01/49	196,147	200,919
#CA3821, 4.00%, 7/01/49	115,335	124,527
#CA3823, 4.00%, 7/01/49	4,510,923	4,870,423
#CA3826, 4.00%, 7/01/49	438,687	467,783
#CA3831, 4.00%, 7/01/49	131,816	143,283
#CA3832, 4.00%, 7/01/49	335,309	364,477
#CA4017, 3.00%, 8/01/49	396,231	403,271
#CA4078, 3.00%, 9/01/49	99,678	101,387
#CA4086, 3.00%, 9/01/34	121,000	124,980
#CA4088, 3.50%, 9/01/34	121,845	127,876

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Federal National Mortgage Association (Continued)
#CA4112, 3.50%, 9/01/49	$262,049	$276,164
#CA4119, 4.00%, 9/01/49	315,219	334,114
#CA4133, 3.00%, 9/01/49	297,990	305,812
#CA4134, 3.00%, 9/01/49	498,524	509,457
#CA4170, 4.00%, 9/01/49	320,108	341,339
#FM1002, 3.50%, 1/01/48	1,316,662	1,375,497
#FM1326, 4.00%, 7/01/49	165,473	176,448
#FM1341, 3.00%, 8/01/49	97,570	99,424
#FM1373, 4.00%, 6/01/49	66,534	72,321
#FM1374, 4.00%, 8/01/49	31,794	34,327
#FM1419, 3.50%, 9/01/49	124,489	131,650
#FM1468, 8/01/49(k)	910,772	975,881
#FM1578, 3.50%, 9/01/34	692,720	724,482
#FM1579, 3.50%, 10/01/34	492,527	513,227
#FM1628, 3.50%, 9/01/33	478,977	496,199
#FM1637, 4.50%, 5/01/49	400,000	427,942
#MA3060, 3.00%, 7/01/32	208,684	213,976
#MA3090, 3.00%, 8/01/32	212,837	218,261
#MA3210, 3.50%, 12/01/47	1,323,254	1,370,199
#MA3536, 4.00%, 12/01/48	2,203,014	2,286,220
#MA3537, 4.50%, 12/01/48	1,938,838	2,038,221
#MA3664, 4.00%, 5/01/49	7,055,719	7,317,697
#MA3665, 4.50%, 5/01/49	452,513	475,995
#MA3686, 3.50%, 6/01/49	1,996,682	2,048,316
#MA3804, 4.00%, 10/01/49	597,575	622,309
#MA3831, 11/01/39(k)	92,442	95,088
		69,724,045

Government National Mortgage Association – 5.5%
Pool TBA, 11/01/49(k)	121,000	122,607
Pool TBA, 11/01/49(k)	4,704,000	4,842,176
Pool TBA, 11/01/49(k)	2,600,000	2,698,312

	Par	Value

Government National Mortgage Association (Continued)
Pool TBA, 11/01/49(k)	$3,011,000	$3,130,970
Pool TBA, 11/01/49(k)	5,064,000	5,301,375
Pool TBA, 11/01/49(k)	782,000	825,590
Pool TBA, 12/01/49(k)	1,600,000	1,618,120
Pool TBA, 12/01/49(k)	6,095,000	6,377,370
Government National Mortgage Association,
Series 2014-H20, Class FA, (1M USD LIBOR + 0.43%, 0.43% Floor), 2.52%, 10/20/64(d)	294,536	293,782
Series 2019-123, Class A, 3.00%, 10/20/49	100,000	101,156
		25,311,458

Government National Mortgage Association I – 0.1%
Pool, #784571, 3.50%, 6/15/48	166,665	175,532
#AB2892, 3.00%, 9/15/42	268,639	277,578
#AB9108, 3.00%, 10/15/42	184,809	190,959
		644,069

Government National Mortgage Association II – 5.8%
Pool, #784577, 4.00%, 7/20/47	1,265,570	1,329,766
#784674, 3.50%, 4/20/48	186,721	196,457
#784825, 3.50%, 10/20/49	200,000	204,122
#BM7486, 3.50%, 7/20/49	497,774	518,399
#MA2678, 3.50%, 3/20/45	36,023	37,803
#MA3596, 3.00%, 4/20/46	859,620	889,509
#MA3663, 3.50%, 5/20/46	1,037,563	1,087,157
#MA3736, 3.50%, 6/20/46	1,370,828	1,435,324
#MA3937, 3.50%, 9/20/46	121,790	127,458
#MA4384, 4.50%, 4/20/47	524,122	551,808
#MA4511, 4.00%, 6/20/47	571,921	600,026
#MA4838, 4.00%, 11/20/47	572,314	600,528
#MA4899, 3.00%, 12/20/47	179,990	185,495
#MA4901, 4.00%, 12/20/47	253,066	265,574
#MA5019, 3.50%, 2/20/48	327,371	339,980

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Government National Mortgage Association II (Continued)
#MA5020, 4.00%, 2/20/48	$147,098	$154,052
#MA5078, 4.00%, 3/20/48	801,197	838,701
#MA5137, 4.00%, 4/20/48	145,905	152,362
#MA5192, 4.00%, 5/20/48	536,501	559,895
#MA5265, 4.50%, 6/20/48	380,400	400,527
#MA5330, 4.00%, 7/20/48	150,675	157,107
#MA5331, 4.50%, 7/20/48	200,735	211,605
#MA5398, 4.00%, 8/20/48	151,801	158,377
#MA5467, 4.50%, 9/20/48	485,032	510,294
#MA5596, 4.50%, 11/20/48	1,796,153	1,884,555
#MA5711, 4.50%, 1/20/49	955,146	1,000,818
#MA5762, 3.50%, 2/20/49	274,307	284,795
#MA5877, 4/20/49(k)	193,720	202,983
#MA5931, 4.00%, 5/20/49	393,020	409,327
#MA6090, 3.50%, 8/20/49	3,887,913	4,040,167
#MA6153, 3.00%, 9/20/49	4,390,484	4,519,840
#MA6154, 3.50%, 9/20/49	2,614,513	2,717,459
		26,572,270

Uniform Mortgage-Backed Securities – 9.0%
Pool TBA, 11/01/34(k)	3,470,000	3,507,275
Pool TBA, 11/01/34(k)	1,404,600	1,438,234
Pool TBA, 11/01/34(k)	480,000	497,231
Pool TBA, 11/01/34(k)	444,000	462,849
Pool TBA, 11/01/49(k)	1,042,000	1,036,098
Pool TBA, 11/01/49(k)	5,716,000	5,808,222
Pool TBA, 11/01/49(k)	3,922,000	4,026,791
Pool TBA, 11/01/49(k)	13,533,000	14,043,659
Pool TBA, 11/01/49(k)	4,724,000	4,968,688
Pool TBA, 11/01/49(k)	775,000	828,856
Pool TBA, 11/01/49(k)	895,000	964,794
Pool TBA, 12/01/49(k)	900,000	894,267
Pool TBA, 12/01/49(k)	2,400,000	2,492,437
		40,969,401

Total Mortgage-Backed Securities (Cost $201,735,716)		204,461,458

	Par	Value

Municipal Bonds – 2.3%
California – 0.5%
Bay Area Toll Authority Toll Bridge Taxable Revenue Refunding Bonds, San Francisco Bay Area, 2.43%, 4/01/26	$95,000	$96,446
Bay Area Toll Bridge Authority Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	150,000	248,014
Bay Area Toll Bridge Authority Taxable Revenue Bonds, Series S3, Build America Bonds, 6.91%, 10/01/50	50,000	83,044
California State Taxable GO Unlimited Refunding Bonds, 4.60%, 4/01/38	215,000	238,523
California State Various Purpose Bid Group Taxable GO Unlimited Bonds, 2.65%, 4/01/26	140,000	144,259
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds, 7.50% 4/01/34	35,000	53,567
7.55% 4/01/39	80,000	131,212
Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	70,347
Los Angeles Department of Water & Power System Revenue Bonds, Build America Bonds, 6.57%, 7/01/45	15,000	23,442
Los Angeles Department Water & Power Revenue Bonds, Build America Bonds, 6.60%, 7/01/50	85,000	137,256
Los Angeles Unified School District GO Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/01/34	100,000	140,211
Sacramento County Sanitation Districts Financing Authority Variable Revenue Refunding Bonds, Series B, Sacramento County Regional (NATL Insured), 1.96%, 12/01/35(d)	140,000	134,210

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

California (Continued)
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series F, 5.00%, 5/01/50	$40,000	$49,210
San Jose Redevelopment Agency Successor Agency Senior Tax Allocation Taxable Refunding Bonds, Series A-T, 3.18%, 8/01/26	30,000	31,892
University of California Revenue Bonds, Build America Bonds, 5.77%, 5/15/43	135,000	184,787
University of California Revenue Refunding Bonds, Series AO, 5.00%, 5/15/32	30,000	35,866
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(n)	15,000	19,441
University of California Taxable General Revenue Bonds, Series AJ, 4.60%, 5/15/31	55,000	63,784
University of California Taxable General Revenue Bonds, Series BD, 3.35%, 7/01/29	85,000	92,003
University of California Taxable General Revenue Refunding Bonds, Series AX, 3.06%, 7/01/25	140,000	147,123
		2,124,637

Colorado – 0.1%
Colorado State Building Excellent Schools Today COPS, Series N, 5.00%, 3/15/38	120,000	146,682
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A-2, Commonspirit Health, 5.00%, 8/01/44	180,000	212,794
		359,476

Connecticut – 0.0%(g)
Connecticut State Taxable GO Unlimited Bonds, Series A, 5.73% 3/15/24	40,000	46,103
5.85% 3/15/32	80,000	105,911
		152,014

	Par	Value

Delaware – 0.0%(g)
Delaware State GO Unlimited Bonds, 5.00%, 2/01/24	$150,000	$174,072

Florida – 0.0%(g)
Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series E, 2.53%, 10/01/30	75,000	74,016
Putnam County Development Authority Revenue Refunding Bonds, Series A, Seminole Project, 5.00%, 3/15/42	20,000	23,763
		97,779

Georgia – 0.1%
Atlanta Water & Wastewater Revenue Refunding Bonds, 5.00%, 11/01/40	90,000	104,469
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, 4.00%, 7/01/25	100,000	114,827
Metropolitan Atlanta Rapid Transit Authority Sales TRB, Series A, 5.00%, 7/01/41	40,000	46,518
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds, 6.65%, 4/01/57	25,000	36,258
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	21,000	29,426
		331,498

Illinois – 0.1%
Illinois State Taxable Pension GO Unlimited Bonds, 5.10%, 6/01/33	175,000	189,208

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Indiana – 0.1%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, 5.00%, 10/01/45	$150,000	$170,668
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority Project Green Bonds, 5.00%, 10/01/46	50,000	58,732
		229,400

Maryland – 0.0%(g)
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Medstar Health, Inc., 5.00% 8/15/25	30,000	35,413
5.00% 8/15/27	20,000	23,539
		58,952

Massachusetts – 0.0%(g)
Massachusetts State GO Limited Bonds, Series H, Taxable Consolidated Loan of 2019, 2.90%, 9/01/49	60,000	57,724

Michigan – 0.0%(g)
Michigan State Finance Authority Revenue Refunding Bonds, Henry Ford Health System, 5.00%, 11/15/28	20,000	24,301

Mississippi – 0.0%(g)
Mississippi State Hospital Equipment & Facilities Authority Revenue Bonds, Baptist Memorial Health Corp., 5.00%, 9/01/46	90,000	100,949

Missouri – 0.1%
Kansas City IDA Airport Special Obligation Revenue Bonds (AMT), (AGM Insured), 5.00%, 3/01/49	55,000	65,502
Missouri State Health & Educational Facilities Authority Taxable Revenue Refunding Bonds, Series A, Washington University, 3.65%, 1/15/46	180,000	200,266
		265,768

	Par	Value

Nevada – 0.0%(g)
North Las Vegas GO Limited Refunding Bonds (BAM Insured), 5.00%, 6/01/28	$140,000	$175,917

New Jersey – 0.1%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Federal Highway Reimbursement Notes, 5.00%, 6/15/27	90,000	106,391
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series BB, 4.00%, 6/15/44	150,000	156,480
New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds, 5.75%, 12/15/28	45,000	52,421
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.42%, 1/01/40	100,000	160,134
Rutgers State University Taxable Revenue Refunding Bonds, Series R, 3.27%, 5/01/43	30,000	30,456
		505,882

New York – 0.5%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds, 7.33%, 11/15/39	50,000	78,815
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 5.87%, 11/15/39	25,000	32,923
Metropolitan Transportation Authority Revenue Bonds, Series C, Group 1, Green Bonds, 5.00% 11/15/40	40,000	49,165
5.00% 11/15/42	50,000	61,179
Metropolitan Transportation Authority Revenue Bonds, Series C, Group 1, Green Bonds (AGM-CR Insured), 5.00%, 11/15/41	30,000	36,988

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

New York (Continued)
Metropolitan Transportation Authority Revenue Bonds, Series C, Group 1, Green Bonds (BAM Insured), 5.00%, 11/15/43	$30,000	$36,845
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds, 5.44%, 6/15/43	100,000	140,636
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	15,000	22,024
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	15,000	22,276
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 3.60% 2/01/25	60,000	64,068
3.75% 11/01/25	55,000	58,329
3.90% 8/01/31	25,000	27,509
New York City Transitional Finance Authority Taxable Future Tax Secured Revenue Bonds, 3.35%, 11/01/30	85,000	90,035
New York City Transitional Finance Authority Taxable Future Tax Secured Subordinate Revenue Bonds, 3.65%, 11/01/24	55,000	58,315
New York City Transitional Finance Authority Taxable Subordinate Revenue Bonds, Series B2, 2.79%, 8/01/25	225,000	232,519
New York GO Unlimited Bonds, Subseries F-1, 5.00%, 4/01/43	40,000	48,421
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	39,464

	Par	Value

New York (Continued)
New York State Transportation Development Corp. Special Facility Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment, 5.00% 7/01/46	$90,000	$99,497
5.25% 1/01/50	90,000	100,463
New York Taxable GO Unlimited Bonds, Series A, Fiscal 2020, 2.85% 8/01/31	75,000	76,679
2.90% 8/01/32	125,000	127,964
New York Taxable GO Unlimited Bonds, Series F-1, Build America Bonds, 6.27%, 12/01/37	60,000	85,129
New York Taxable GO Unlimited Bonds, Subseries D-2, Fiscal 2019, 3.53% 12/01/25	45,000	48,670
3.76% 12/01/27	15,000	16,644
New York Taxable GO Unlimited Refunding Bonds, Series B, 2.80%, 2/15/32	70,000	70,908
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds, 5.65%, 11/01/40	70,000	95,772
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	320,000	428,118
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	45,000	59,918
		2,309,273

North Carolina – 0.1%
Mooresville Limited Obligation Revenue Refunding Bonds, 5.00%, 11/01/31	380,000	447,682

Ohio – 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Build America Bonds, 6.45%, 2/15/44	80,000	114,602

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Ohio (Continued)
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects, 7.83%, 2/15/41	$65,000	$104,001
JobsOhio Beverage System Statewide Liquor Profits Taxable Revenue Bonds, Series B, 3.99%, 1/01/29	55,000	60,610
		279,213

Oregon – 0.1%
Oregon State School Board Association Short-Term Program Certificates Taxable Pension GO Limited Bonds (AMBAC School Board Guaranty Program Insured), 4.76%, 6/30/28	35,000	39,584
Oregon State School Boards Association Short-Term Borrowing Program Certificates Taxable Pension GO Limited Bonds, Series B (NATL Insured), 5.55% 6/30/28	100,000	119,490
5.68% 6/30/28	140,000	168,163
Oregon State Taxable Pension GO Unlimited Bonds, 5.89%, 6/01/27	115,000	139,350
		466,587

Pennsylvania – 0.1%
Berks County IDA Health System Revenue Refunding Bonds, Tower Health Project, 5.00%, 11/01/47	90,000	102,418
Commonwealth Financing Authority Taxable Revenue Bonds, Series A, 3.81%, 6/01/41	155,000	169,372
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series B-1, 5.25%, 6/01/47	130,000	153,643
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1, 5.00%, 12/01/46	100,000	116,005
		541,438

	Par	Value

South Carolina – 0.0%(g)
South Carolina State Public Services Authority Taxable Obligations Revenue Bonds, Series D, 2.39%, 12/01/23	$35,000	$35,250
South Carolina State Public Services Authority Taxable Obligations Revenue Bonds, Series E, 3.72%, 12/01/23	53,000	55,675
		90,925

Texas – 0.1%
Aldine Independent School District School Building GO Unlimited Bonds (PSF, Gtd), 5.00%, 2/15/43	10,000	12,070
Dallas-Fort Worth International Airport Taxable Revenue Refunding Bonds, Series A, 3.14%, 11/01/45	35,000	35,136
San Antonio Electric & Gas Revenue Bonds, Junior Lien, Build America Bonds, 5.81%, 2/01/41	40,000	56,967
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	100,000	116,472
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 5.00%, 4/15/23	20,000	22,566
		243,211

Utah – 0.0%(g)
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/47	90,000	105,042

Virginia – 0.0%(g)
Virginia Small Business Financing Authority Private Activity Revenue Bonds (AMT), Transform 66 P3 Project, 5.00%, 12/31/52	90,000	103,021

Washington – 0.2%
Chelan County Public Utility District No. 1 Capital Appreciation Revenue Refunding Bonds, Series A (NATL Insured), 0.00%, 6/01/28(j)	210,000	177,763

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Washington (Continued)
Seattle Municipal Light & Power Improvement Revenue Bonds, 5.00% 4/01/44	$275,000	$340,112
5.00% 4/01/45	150,000	185,276
5.00% 4/01/48	70,000	86,115
		789,266

Wisconsin – 0.0%(g)
PFA Revenue Bonds (AMT), Denver International Airport, 5.00%, 9/30/49	110,000	113,021

Total Municipal Bonds (Cost $9,897,962)		10,336,256

	Number of Shares

Investment Companies – 4.8%
BlackRock Allocation Target Shares - BATS, Series A	821,718	8,291,129
Schwab U.S. TIPS ETF	242,173	13,726,366

Total Investment Companies (Cost $21,306,623)		22,017,495

	Par

Short Term Investments – 1.3%
Borrowed Bond Agreements – 0.1%
Credit Suisse Group A.G., 1.00%, Open (Purchased on 10/07/19 to be repurchased at $13,209, collateralized by YPF S.A., 6.95%, due 7/21/27, par and fair value of $13,000 and $9,705, respectively)(o)	10,108	10,108
Barclays PLC, 0.75%, Open (Purchased on 10/07/19 to be repurchased at $16,386, collateralized by YPF S.A., 6.95%, due 7/21/27, par and fair value of $17,000 and $12,691, respectively)(o)	13,321	13,321

		Par	Value

Borrowed Bond Agreements (Continued)
BofA Securities, Inc., 1.78%, Open (Purchased on 10/31/19 to be repurchased at $39,094, collateralized by U.S. Treasury Notes, 2.00%, due 5/31/24, par and fair value of $38,000 and $39,093, respectively)(o)		$39,092	$39,092
BofA Securities, Inc., 1.72%, Open (Purchased on 10/31/19 to be repurchased at $95,913, collateralized by U.S. Treasury Notes, 1.25%, due 8/31/24, par and fair value of $97,000 and $95,909, respectively)(o)		95,909	95,909
BofA Securities, Inc., 1.68%, Open (Purchased on 10/31/19 to be repurchased at $250,637, collateralized by U.S. Treasury Notes, 1.50%, due 8/15/22, par and fair value of $250,000 and $250,625, respectively)(o)		250,625	250,625
			409,055

Commercial Paper – 0.2%
Santander UK PLC, 2.07%, 1/07/20(f)		890,000	886,947

Money Market Fund – 1.0%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.72%(p)		4,809,565	4,809,565

Total Short Term Investments (Cost $6,105,208)			6,105,567

	Number of Contracts	Notional Amount

Purchased Options – 0.0%(g)
Call Options – 0.0%(g)
10-Year U.S. Treasury Note, Strike Price $130.00, Expires 11/22/19	13	1,693,900	9,141
10-Year U.S. Treasury Note, Strike Price $129.25, Expires 11/22/19	2	260,600	2,438
10-Year U.S. Treasury Note, Strike Price $129.75, Expires 11/01/19	3	390,900	1,781

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Number of Contracts	Notional Amount	Value

Call Options (Continued)
10-Year U.S. Treasury Note, Strike Price $129.50, Expires 11/22/19	2	$260,600	$2,063
1-Year Mid Curve Option, Strike Price $991.25, Expires 3/13/20	176	43,291,600	18,700
1-Year Mid Curve Option, Strike Price $990.00, Expires 3/13/20	88	21,645,800	14,300
5-Year U.S. Treasury Note, Strike Price $119.25, Expires 11/22/19	4	476,800	1,281
5-Year U.S. Treasury Note, Strike Price $119.00, Expires 11/22/19	12	1,430,400	5,344
5-Year U.S. Treasury Note, Strike Price $118.75, Expires 11/22/19	4	476,800	2,406
5-Year U.S. Treasury Note, Strike Price $118.50, Expires 11/22/19	6	715,200	4,734
Brazilian Real vs. U.S. Dollar, Strike Price $4.30, Expires 11/04/19	1	21,000	0
Brazilian Real vs. U.S. Dollar, Strike Price $4.25, Expires 12/05/19	1	42,000	92
Singapore Dollar vs. U.S. Dollar, Strike Price $1.39, Expires 11/08/19	1	109,000	1
Singapore Dollar vs. U.S. Dollar, Strike Price $1.38, Expires 11/13/19	1	86,000	8
Taiwan Dollar vs. U.S. Dollar, Strike Price $30.75, Expires 11/14/19	1	85,000	60
U.S. Treasury Long Bond, Strike Price $161.00, Expires 11/22/19	3	484,140	4,359
U.S. Treasury Long Bond, Strike Price $160.00, Expires 11/22/19	10	1,613,800	20,469
U.S. Treasury Long Bond, Strike Price $158.50, Expires 11/22/19	2	322,760	6,344
U.S. Treasury Long Bond, Strike Price $159.00, Expires 11/22/19	2	322,760	5,531
			99,052

Call Swaptions – 0.0%(g)
Pay 3-Month LIBOR (Quarterly); Receive 1.70% (Semi-Annually): Interest Rate Swap Maturing 03/19/2030, Strike Price $1.70, Expires 3/17/20	3	942,000	19,454

	Number of Contracts	Notional Amount	Value

Put Options – 0.0%(g)
5-Year U.S. Treasury Note, Strike Price $118.50, Expires 11/22/19	4	$476,800	$813
Brazilian Real vs. U.S. Dollar, Strike Price $3.40, Expires 11/22/19	1	124,000	0
Brazilian Real vs. U.S. Dollar, Strike Price $3.65, Expires 11/22/19	1	298,000	7
Brazilian Real vs. U.S. Dollar, Strike Price $3.90, Expires 11/07/19	1	187,000	4
Brazilian Real vs. U.S. Dollar, Strike Price $4.12, Expires 11/04/19	1	43,000	1,186
Brazilian Real vs. U.S. Dollar, Strike Price $4.08, Expires 11/14/19	1	85,000	1,766
Brazilian Real vs. U.S. Dollar, Strike Price $3.95, Expires 11/04/19	1	86,000	63
Brazilian Real vs. U.S. Dollar, Strike Price $3.98, Expires 11/26/19	1	299,000	2,671
Brazilian Real vs. U.S. Dollar, Strike Price $4.00, Expires 11/04/19	1	64,000	246
Brazilian Real vs. U.S. Dollar, Strike Price $3.96, Expires 11/13/19	1	160,000	773
Chinese Yuan vs. U.S. Dollar, Strike Price $0.00, Expires 1/23/20	1	11,000	3,465
Indian Rupees vs. U.S. Dollar, Strike Price $71.50, Expires 11/18/19	1	64,000	435
Japanese Yen vs. Euro, Strike Price $119.65, Expires 11/26/19	2	173,000	680
Japanese Yen vs. U.S. Dollar, Strike Price $106.00, Expires 12/17/19	1	1,866,000	6,547
Japanese Yen vs. U.S. Dollar, Strike Price $106.00, Expires 12/20/19	1	1,647,000	6,305
Mexican Peso vs. U.S. Dollar, Strike Price $19.40, Expires 11/13/19	1	54,000	563
Mexican Peso vs. U.S. Dollar, Strike Price $18.95, Expires 11/27/19	1	64,000	145
Ruble vs. U.S. Dollar, Strike Price $64.50, Expires 11/18/19	1	64,000	534
Russian Ruble vs. U.S. Dollar, Strike Price $62.90, Expires 11/18/19	2	96,000	44

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Number of Contracts	Notional Amount	Value

Put Options (Continued)
Russian Ruble vs. U.S. Dollar, Strike Price $63.80, Expires 11/14/19	1	$214,000	$ 709
South African Rand vs. U.S. Dollar, Strike Price $14.90, Expires 11/14/19	1	107,000	608
U.S. Treasury Long Bond, Strike Price $160.00, Expires 11/22/19	6	968,280	4,031
			31,595

Put Swaptions – 0.0%(g)
Pay 1.70% (Semi-Annually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 03/19/2030, Strike Price $1.70, Expires 3/17/20	3	942,000	10,296
Pay 2.00% (Semi-Annually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 01/31/2030, Strike Price $2.00, Expires 1/29/20	1	2,313,000	10,758
			21,054

Total Purchased Options (Cost $206,162)			171,155

Total Long Positions – 112.8% (Cost $502,751,702)			516,270,128

	Par	Value

Short Positions – (3.6)%
U.S. Government Obligations – (0.1)%
U.S. Treasury Notes – (0.1)%
1.50%, 8/15/22(m)	$(250,000)	$(249,922)
2.00%, 5/31/24(m)	(38,000)	(38,807)
1.25%, 8/31/24(m)	(97,000)	(95,799)
		(384,528)

Total U.S. Government Obligations (Cost $(386,297))		(384,528)

Foreign Issuer Bonds – (0.0)%(g)
Argentina – (0.0)%(g)
YPF S.A., 6.95%, 7/21/27(b)(m)	(30,000)	(22,395)

Total Foreign Issuer Bonds (Cost $(22,967))		(22,395)

	Par	Value

Mortgage-Backed Securities – (3.5)%
Pool TBA(k)	(11,626,571)	(11,802,084)
Pool TBA(k)	(4,081,000)	(4,232,178)
Pool TBA(k)	(41,000)	(42,551)

Total Mortgage-Backed Securities (Proceeds $(16,017,807))		(16,076,813)

Total Short Positions – (3.6)% (Cost $(16,427,071))		(16,483,736)

Total Written Options – (0.1)% (Premiums Received $(306,116))		(214,824)

Liabilities less Other Assets – (9.1)%(q)		(41,840,773)

NET ASSETS – 100.0%		$457,730,795

(a)	Par value is in USD unless otherwise indicated.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2019 is disclosed.

(d)	Variable rate security. Rate as of October 31, 2019 is disclosed.
(e)	Step coupon bond. Rate as of October 31, 2019 is disclosed.
(f)	Discount rate at the time of purchase.
(g)	Amount rounds to less than 0.05%.
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Perpetual bond. Maturity date represents next call date.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

(j)	Zero coupon bond.
(k)	When-Issued Security. Coupon rate was not in effect at October 31, 2019.
(l)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(m)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(n)	Century bond maturing in 2112.
(o)	The amount to be repurchased assumes the maturity will be the day after the period end.
(p)	7-day current yield as of October 31, 2019 is disclosed.
(q)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures, swap and written options contracts.

Percentages shown are based on Net Assets

Abbreviations:

1M	1 Month

3M	3 Month

5Y	5 Year

AGM	Assured Guarantee Municipal Corporation

AMBAC	American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax

BAM	Build America Mutual

CLO	Collateralized Loan Obligation

CMT	Constant Maturity

COP	Colombian Peso

COPS	Certificates of Participation

CR	Custody Receipt

CWA	Clean Water Act

EGP	Egyptian Pound

ETF	Exchange-Traded Fund

EUR	Euro

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

GO	Government Obligation

Gtd	Guaranteed

IDA	Industrial Development Authority

IDR	Indonesian Rupiah

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Company

MXN	Mexican Peso

NATL	National Public Finance Guarantee Corporation

PFA	Public Finance Authority

PLC	Public Limited Company

PSF	Permanent School Fund

RUB	Russian Ruble

TBA	To be announced

TIPS	Treasury Inflation Protected Securities

TRB	Tax Revenue Bonds

USD	United States Dollar

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Futures Contracts outstanding at October 31, 2019:

Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)

Long Contracts
Euro-BTP	5	12/06/2019	EUR	805,637	$ (3,805)
Euro-Schatz	85	12/06/2019	EUR	10,624,293	(824)
90-Day Eurodollar	41	12/16/2019	USD	10,058,325	(1,300)
10-Year U.S. Treasury Note	279	12/19/2019	USD	36,352,828	32,036
U.S. Treasury Long Bond	7	12/19/2019	USD	1,129,625	313
Ultra U.S. Treasury Bond	113	12/19/2019	USD	21,441,750	(440,178)
2-Year U.S. Treasury Note	431	12/31/2019	USD	92,924,273	53,909
5-Year U.S. Treasury Note	397	12/31/2019	USD	47,323,641	4,956
90-Day Eurodollar	3	3/16/2020	USD	737,925	5,850
90-Day Eurodollar	23	6/15/2020	USD	5,663,175	29,125
90-Day Eurodollar	110	3/15/2021	USD	27,120,500	19,432

Total Long Contracts					$(300,486)

Short Contracts
30-Day Federal Fund Rate	(111)	11/29/2019	USD	45,519,423	$ (36,743)
Euro-Bobl	(22)	12/06/2019	EUR	3,303,117	31,830
Euro-Bund	(4)	12/06/2019	EUR	766,256	7,890
10-Year U.S. Treasury Note	(64)	12/19/2019	USD	8,339,000	(40,124)
Ultra 10-Year U.S. Treasury Note	(76)	12/19/2019	USD	10,800,313	162,303
30-Year Euro Buxl	(6)	12/31/2019	EUR	1,405,010	61,372
5-Year U.S. Treasury Note	(10)	12/31/2019	USD	1,192,031	(1,627)
90-Day Eurodollar	(84)	6/14/2021	USD	20,711,250	(51,475)
90-Day Eurodollar	(110)	3/13/2023	USD	27,099,875	(18,499)

Total Short Contracts					$ 114,927

					$(185,559)

Forward Foreign Currency Contracts outstanding at October 31, 2019:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/18/19	British Pounds	891,000	U.S. Dollars	1,128,243	Morgan Stanley	$ 27,895
12/18/19	Brazilian Reals	2,217,468	U.S. Dollars	535,000	BNP	16,340
12/18/19	Brazilian Reals	2,217,468	U.S. Dollars	535,000	Citibank	16,340
12/18/19	British Pounds	487,266	Euro	552,000	JPMorgan Chase	14,456
12/18/19	British Pounds	327,831	Euro	370,000	Goldman Sachs	11,275
12/18/19	British Pounds	327,731	Euro	370,000	Citibank	11,145
11/06/19	Russian Rubles	8,976,150	U.S. Dollars	135,000	Morgan Stanley	4,862
12/18/19	British Pounds	162,432	Euro	184,000	Deutsche Bank	4,831
11/04/19	Brazilian Reals	652,232	U.S. Dollars	158,000	Citibank	4,590

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/18/19	Brazilian Reals	992,169	U.S. Dollars	243,000	UBS	$ 3,688
12/18/19	Indonesian Rupiahs	3,800,510,000	U.S. Dollars	264,907	BNP	3,527
11/06/19	Mexican Pesos	3,233,043	U.S. Dollars	165,000	BNP	2,910
11/06/19	Russian Rubles	6,859,320	U.S. Dollars	104,000	JPMorgan Chase	2,878
11/04/19	Brazilian Reals	347,924	U.S. Dollars	84,000	JPMorgan Chase	2,731
11/13/19	U.S. Dollars	54,000	Chilean Pesos	38,439,900	Citibank	2,149
11/06/19	Indonesian Rupiahs	2,230,970,000	U.S. Dollars	157,000	BNP	1,729
02/05/20	U.S. Dollars	299,901	Indonesian Rupiahs	4,251,099,742	Barclays	1,359
11/04/19	Brazilian Reals	144,963	U.S. Dollars	35,000	Deutsche Bank	1,137
02/05/20	U.S. Dollars	150,354	Indonesian Rupiahs	2,125,550,000	BNP	1,083
11/06/19	Indonesian Rupiahs	3,627,781,742	U.S. Dollars	257,177	Citibank	881
11/13/19	Colombian Pesos	148,135,000	U.S. Dollars	43,000	JPMorgan Chase	807
11/20/19	U.S. Dollars	32,000	Chilean Pesos	23,312,000	Citibank	549
02/05/20	U.S. Dollars	149,792	Indonesian Rupiahs	2,125,549,742	Citibank	521
12/18/19	U.S. Dollars	355,000	Japanese Yen	38,153,980	BNP	506
11/06/19	Euro	38,000	U.S. Dollars	41,892	JPMorgan Chase	506
11/04/19	Brazilian Reals	53,752	U.S. Dollars	13,000	BNP	400
11/06/19	Mexican Pesos	835,512	U.S. Dollars	43,000	Citibank	393
01/22/20	U.S. Dollars	262,518	Russian Rubles	17,000,000	Morgan Stanley	377
11/20/19	U.S. Dollars	64,000	Indian Rupees	4,533,440	JPMorgan Chase	319
11/18/19	U.S. Dollars	214,000	Russian Rubles	13,739,835	Bank of America	289
11/21/19	Taiwan Dollars	4,079,630	U.S. Dollars	134,000	BNP	259
12/02/19	U.S. Dollars	43,000	Mexican Pesos	827,073	Bank of America	221
12/03/19	U.S. Dollars	110,000	Brazilian Reals	441,540	Citibank	131
11/06/19	U.S. Dollars	32,000	Mexican Pesos	613,972	UBS	113
12/03/19	U.S. Dollars	43,000	Brazilian Reals	172,366	Morgan Stanley	110
12/03/19	U.S. Dollars	50,000	Brazilian Reals	200,565	Deutsche Bank	93
12/18/19	U.S. Dollars	71,000	Japanese Yen	7,632,421	Citibank	86
12/04/19	U.S. Dollars	47,000	South Korean Won	54,871,278	BNP	82
11/06/19	U.S. Dollars	11,000	Russian Rubles	701,674	Goldman Sachs	67
11/21/19	U.S. Dollars	35,000	South African Rand	529,717	Morgan Stanley	42
11/21/19	U.S. Dollars	72,000	South African Rand	1,090,397	Bank of America	41
11/06/19	U.S. Dollars	67,500	Russian Rubles	4,329,788	Bank of America	36
11/12/19	Argentine Pesos	1,111,750	U.S. Dollars	18,653	Westpac Bank	9

Total Unrealized Appreciation						$ 141,763

11/06/19	Mexican Pesos	211,304	U.S. Dollars	11,000	Citibank	$ (26)
11/06/19	U.S. Dollars	11,000	Mexican Pesos	212,420	Goldman Sachs	(32)
11/18/19	Russian Rubles	6,876,355	U.S. Dollars	107,000	JPMorgan Chase	(44)
12/03/19	Brazilian Reals	47,926	U.S. Dollars	12,000	Goldman Sachs	(75)
11/13/19	U.S. Dollars	43,000	Colombian Pesos	145,662,500	Citibank	(76)
11/06/19	U.S. Dollars	67,500	Russian Rubles	4,339,912	Citibank	(122)
11/21/19	Russian Rubles	4,043,970	U.S. Dollars	63,000	Citibank	(127)
12/03/19	Brazilian Reals	172,064	U.S. Dollars	43,000	UBS	(185)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
11/05/19	U.S. Dollars	18,754	Euro	17,000	JPMorgan Chase	$ (212)
11/21/19	Russian Rubles	2,043,520	U.S. Dollars	32,000	Bank of America	(229)
11/06/19	Indonesian Rupiahs	4,251,099,742	U.S. Dollars	302,785	Barclays	(328)
12/03/19	Brazilian Reals	340,085	U.S. Dollars	85,000	Citibank	(376)
11/05/19	U.S. Dollars	37,542	Euro	34,000	Citibank	(391)
11/06/19	Mexican Pesos	3,050,675	U.S. Dollars	159,000	UBS	(561)
11/29/19	U.S. Dollars	10,000	Argentine Pesos	702,500	Goldman Sachs	(620)
12/18/19	Japanese Yen	45,778,202	U.S. Dollars	426,000	Citibank	(668)
11/04/19	U.S. Dollars	32,000	Brazilian Reals	131,096	BNP	(680)
11/18/19	Russian Rubles	6,835,160	U.S. Dollars	107,000	Bank of America	(685)
11/29/19	U.S. Dollars	6,000	Argentine Pesos	445,500	Morgan Stanley	(735)
11/06/19	U.S. Dollars	41,618	Euro	38,000	JPMorgan Chase	(780)
11/21/19	U.S. Dollars	268,000	Taiwan Dollars	8,170,784	Citibank	(898)
11/06/19	U.S. Dollars	47,000	South Korean Won	56,650,980	HSBC	(1,641)
11/06/19	U.S. Dollars	106,000	Indonesian Rupiahs	1,513,150,000	UBS	(1,658)
11/21/19	South African Rand	1,595,905	U.S. Dollars	107,000	Bank of America	(1,681)
11/04/19	U.S. Dollars	43,000	Brazilian Reals	179,572	Morgan Stanley	(1,764)
11/06/19	U.S. Dollars	136,000	Russian Rubles	8,843,120	Bank of America	(1,789)
11/06/19	U.S. Dollars	79,346	Indonesian Rupiahs	1,141,154,212	BNP	(1,845)
11/05/19	U.S. Dollars	138,675	Euro	126,000	Goldman Sachs	(1,898)
11/13/19	Chilean Pesos	38,623,500	U.S. Dollars	54,000	Deutsche Bank	(1,901)
11/20/19	Chilean Pesos	46,011,901	U.S. Dollars	64,245	Citibank	(2,169)
11/04/19	U.S. Dollars	96,000	Brazilian Reals	396,730	Citibank	(2,898)
11/06/19	U.S. Dollars	149,000	Mexican Pesos	2,933,206	HSBC	(3,338)
11/04/19	U.S. Dollars	15,000	Argentine Pesos	1,111,750	BNP	(3,406)
11/13/19	Argentine Pesos	1,027,750	U.S. Dollars	20,000	HSBC	(3,517)
12/18/19	U.S. Dollars	264,323	Indonesian Rupiahs	3,800,510,000	UBS	(4,111)
11/04/19	U.S. Dollars	107,000	Brazilian Reals	448,704	Deutsche Bank	(4,854)
11/06/19	U.S. Dollars	200,000	Mexican Pesos	3,965,980	Citibank	(5,975)
11/06/19	U.S. Dollars	285,736	Indonesian Rupiahs	4,109,449,740	Bank of America	(6,644)
01/22/20	U.S. Dollars	300,158	Colombian Pesos	1,041,547,450	Barclays	(6,924)
12/18/19	U.S. Dollars	300,417	Colombian Pesos	1,041,547,450	Barclays	(7,168)
11/06/19	U.S. Dollars	224,034	Indonesian Rupiahs	3,251,595,532	Citibank	(7,311)
11/06/19	U.S. Dollars	157,000	Indonesian Rupiahs	2,319,675,000	JPMorgan Chase	(8,040)
12/18/19	U.S. Dollars	243,000	Brazilian Reals	1,017,434	JPMorgan Chase	(9,970)
11/06/19	U.S. Dollars	498,115	Russian Rubles	32,905,382	Morgan Stanley	(14,599)
12/18/19	Euro	491,000	British Pounds	436,128	Citibank	(16,372)
11/06/19	U.S. Dollars	1,087,704	Mexican Pesos	21,312,694	BNP	(19,182)
12/04/19	U.S. Dollars	5,496,504	Euro	4,935,000	UBS	(20,089)
12/18/19	Euro	985,000	British Pounds	882,023	Bank of America	(42,061)
12/18/19	U.S. Dollars	1,091,698	British Pounds	891,000	Bank of America	(64,441)
11/05/19	U.S. Dollars	5,815,165	Euro	5,308,000	State Street	(106,758)

Total Unrealized Depreciation						$(381,854)

Net Unrealized Depreciation						$(240,091)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Written Call Option Contracts outstanding at October 31, 2019:

Exchange Traded

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note	UBS	1	USD	(130,300)	USD	130.50	11/22/2019	$(453)
10-Year U.S. Treasury Note	UBS	2	USD	(260,600)	USD	129.75	11/22/2019	(1,000)
10-Year U.S. Treasury Note	UBS	3	USD	(390,900)	USD	132.50	11/22/2019	(187)
10-Year U.S. Treasury Note	UBS	3	USD	(390,900)	USD	130.25	11/22/2019	(1,734)
10-Year U.S. Treasury Note	UBS	11	USD	(1,433,300)	USD	133.00	11/22/2019	(344)
10-Year U.S. Treasury Note	UBS	13	USD	(1,693,900)	USD	132.00	11/22/2019	(1,219)
10-Year U.S. Treasury Note	UBS	27	USD	(3,518,100)	USD	131.50	11/22/2019	(4,219)
10-Year U.S. Treasury Note	UBS	28	USD	(3,648,400)	USD	131.00	11/22/2019	(7,875)
10-Year U.S. Treasury Note	Merrill Lynch	50	USD	(6,515,000)	USD	130.50	11/22/2019	(22,656)
10-Year U.S. Treasury Note	UBS	5	USD	(651,800)	USD	130.50	12/27/2019	(4,062)
10-Year U.S. Treasury Note	UBS	19	USD	(2,476,840)	USD	131.00	12/27/2019	(11,578)
10-Year U.S. Treasury Note	UBS	20	USD	(2,607,200)	USD	132.00	12/27/2019	(6,563)
10-Year U.S. Treasury Note	UBS	27	USD	(3,519,720)	USD	131.50	12/27/2019	(12,235)
3-Year Mid Curve Option	Merrill Lynch	88	USD	(21,645,800)	USD	988.75	3/13/2020	(14,850)
3-Year Mid Curve Option	Merrill Lynch	176	USD	(43,291,600)	USD	990.00	3/13/2020	(19,800)
5-Year U.S. Treasury Note	UBS	5	USD	(596,000)	USD	119.00	11/1/2019	(1,367)
5-Year U.S. Treasury Note	UBS	3	USD	(357,600)	USD	119.75	11/22/2019	(445)
5-Year U.S. Treasury Note	UBS	5	USD	(596,000)	USD	120.25	11/22/2019	(313)
5-Year U.S. Treasury Note	UBS	8	USD	(953,600)	USD	120.50	11/22/2019	(313)
5-Year U.S. Treasury Note	UBS	14	USD	(1,668,800)	USD	119.50	11/22/2019	(3,063)
5-Year U.S. Treasury Note	UBS	32	USD	(3,814,400)	USD	120.00	11/22/2019	(3,000)
5-Year U.S. Treasury Note	UBS	5	USD	(597,700)	USD	119.50	12/27/2019	(2,734)
5-Year U.S. Treasury Note	UBS	16	USD	(1,912,640)	USD	119.75	12/27/2019	(7,000)
U.S. Treasury Long Bond	UBS	2	USD	(322,760)	USD	160.00	11/1/2019	(2,906)
U.S. Treasury Long Bond	UBS	2	USD	(322,760)	USD	160.00	11/8/2019	(3,375)
U.S. Treasury Long Bond	UBS	2	USD	(321,180)	USD	162.50	11/22/2019	(1,656)
U.S. Treasury Long Bond	UBS	2	USD	(322,760)	USD	167.00	11/22/2019	(188)
U.S. Treasury Long Bond	UBS	7	USD	(1,129,660)	USD	162.00	11/22/2019	(6,891)
U.S. Treasury Long Bond	UBS	15	USD	(2,420,700)	USD	164.00	11/22/2019	(5,859)
U.S. Treasury Long Bond	UBS	17	USD	(2,743,460)	USD	163.00	11/22/2019	(10,625)
U.S. Treasury Long Bond	UBS	2	USD	(321,180)	USD	162.00	12/27/2019	(2,719)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value
U.S. Treasury Long Bond	UBS	4	USD	(642,360)	USD	163.00	12/27/2019	$(4,125)

Total Written Call Options Contracts (Premiums Received $206,141)								$(165,354)

Written Put Option Contracts outstanding at October 31, 2019:

Exchange Traded

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note	UBS	5	USD	(651,500)	USD	129.50	11/22/2019	$(1,172)
10-Year U.S. Treasury Note	UBS	12	USD	(1,563,600)	USD	129.00	11/22/2019	(1,500)
10-Year U.S. Treasury Note	UBS	24	USD	(3,127,200)	USD	130.00	11/22/2019	(9,750)
10-Year U.S. Treasury Note	Merrill Lynch	50	USD	(6,515,000)	USD	129.50	11/22/2019	(11,719)
U.S. Treasury Long Bond	UBS	2	USD	(322,760)	USD	162.00	11/22/2019	(3,219)

Total Written Put Options Contracts (Premiums Received $57,975)								$(27,360)

Written Call Option Contracts outstanding at October 31, 2019:

Over the Counter

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value
Brazilian Real vs. U.S. Dollar	BNP Paribas	1	USD	(21,000)	USD	4.30	11/4/2019	$—
Brazilian Real vs. U.S. Dollar	Deutsche Bank	1	USD	(33,000)	USD	4.10	11/7/2019	(47)
Brazilian Real vs. U.S. Dollar	JP Morgan Chase	1	USD	(93,000)	USD	3.95	11/22/2019	(2,029)
Brazilian Real vs. U.S. Dollar	Deutsche Bank	1	USD	(149,000)	USD	4.15	11/26/2019	(556)
Brazilian Real vs. U.S. Dollar	Deutsche Bank	1	USD	(53,000)	USD	4.00	11/27/2019	(825)
Brazilian Real vs. U.S. Dollar	Bank of America	1	USD	(42,000)	USD	4.25	12/5/2019	(93)
Mexican Peso vs. U.S. Dollar	Citibank	1	USD	(32,000)	USD	19.45	11/27/2019	(214)
Russian Ruble vs. U.S. Dollar	Bank of America	1	USD	(32,000)	USD	66.00	11/18/2019	(31)

Total Written OTC Call Options Contracts (Premiums Received $4,200)								$(3,795)

Written Put Option Contracts outstanding at October 31, 2019:

Over the Counter

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value
Brazilian Real vs. U.S. Dollar	JP Morgan Chase	1	USD	(43,000)	USD	4.12	11/4/2019	$(1,186)
Brazilian Real vs. U.S. Dollar	BNP Paribas	1	USD	(64,000)	USD	4.00	11/4/2019	(247)
Brazilian Real vs. U.S. Dollar	HSBC	1	USD	(128,000)	USD	3.99	11/14/2019	(905)
Brazilian Real vs. U.S. Dollar	JP Morgan Chase	1	USD	(372,000)	USD	3.50	11/22/2019	(1)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Description	Counterparty	Number of Contracts		Notional Amount (continued)		Exercise Price (continued)	Expiration Date	Value

Brazilian Real vs. U.S. Dollar	Deutsche Bank	1	USD	(149,000)	USD	3.92	11/26/2019	$(618)
Brazilian Real vs. U.S. Dollar	Deutsche Bank	1	USD	(53,000)	USD	4.00	11/27/2019	(608)
Indian Rupees vs. U.S. Dollar	Bank of America	1	USD	(48,000)	USD	70.50	11/18/2019	(49)
Japanese Yen vs. U.S. Dollar	BNP Paribas	1	USD	(1,866,000)	USD	102.00	12/17/2019	(809)
Japanese Yen vs. U.S. Dollar	Deutsche Bank	1	USD	(1,647,000)	USD	102.00	12/20/2019	(855)
Mexican Peso vs. U.S. Dollar	Deutsche Bank	1	USD	(108,000)	USD	19.10	11/13/2019	(277)
Russian Ruble vs. U.S. Dollar	Bank of America	1	USD	(96,000)	USD	62.90	11/18/2019	(44)

Total Written OTC Put Options Contracts (Premiums Received $15,312)								$(5,599)

Written Call Interest Rate Swaption Contracts outstanding at October 31, 2019:

Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 12/11/2029	1.85% Semi-annually	3M LIBOR Quarterly	Bank Of America	12/09/2019	1.85%	(880,000)	$(1,032)
Interest Rate Swap Maturing 12/11/2029	3M LIBOR Quarterly	1.35% Semi-annually	Bank Of America	12/09/2019	1.35	(880,000)	(1,457)

Total (Premiums Received $8,668)							$(2,489)

Written Put Interest Rate Swaption Contracts outstanding at October 31, 2019:

Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 01/31/2022	1.86% Semi-Annually	3M LIBOR Quarterly	Morgan Stanley	1/29/2020	1.86%	(11,566,000)	$(8,802)
Interest Rate Swap Maturing 12/11/2029	1.85% Semi-Annually	3M LIBOR Quarterly	Bank Of America	12/09/2019	1.85	(510,000)	(588)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 12/11/2029	3M LIBOR Quarterly	1.35% Semi-Annually	Bank Of America	12/09/2019	1.35%	(510,000)	$ (837)

Total (Premiums Received $13,820)							$(10,227)

Interest Rate Swap Contracts outstanding at October 31, 2019:

Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

6.86% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	7/23/2021	MXN	1,883,110	$ (727)	$ —	$ (727)
6.90% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	7/26/2021	MXN	2,628,537	(1,070)	—	(1,070)
6.78% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	8/6/2021	MXN	8,317,352	(2,946)	—	(2,946)
1.35% (Annually)	1-Day US Federal Funds Rate (Annually)	9/15/2021	USD	6,530,000	(10,058)	(1,242)	(8,816)
6M USD LIBOR (Semi-Annually)	0.75% (Semi-Annually)	9/24/2021	GBP	4,330,000	(1,635)	—	(1,635)
6M USD LIBOR (Semi-Annually)	0.73% (Semi-Annually)	9/26/2021	GBP	4,315,000	(4,040)	—	(4,040)
3M CAD CIDOR (Semi-Annually)	1.89% (Semi-Annually)	10/11/2021	CAD	7,185,000	8,046	—	8,046
3M USD LIBOR (Quarterly)	2.25% (Semi-Annually)	4/26/2022	USD	3,571,000	29,910	682	29,228
7.23% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	7/18/2022	MXN	2,040,829	(2,347)	—	(2,347)
7.23% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	7/19/2022	MXN	1,020,415	(1,175)	—	(1,175)
7.22% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	7/20/2022	MXN	392,520	(448)	—	(448)
7.21% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	7/25/2022	MXN	549,370	(626)	—	(626)
7.20% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	8/3/2022	MXN	3,737,866	(4,299)	—	(4,299)
28-Day MXN-TIIE-BANXICO (Monthly)	7.00% (Monthly)	8/11/2022	MXN	4,724,000	4,078	—	4,078
2.85% (Semi-Annually)	3M USD LIBOR (Quarterly)	8/31/2022	USD	3,181,000	(122,209)	(35,286)	(86,923)
2.30% (Semi-Annually)	3M USD LIBOR (Quarterly)	4/26/2023	USD	3,663,000	(30,963)	215	(31,178)
28-Day MXN-TIIE-BANXICO (Monthly)	8.43% (Monthly)	12/29/2023	MXN	1,000,000	4,104	—	4,104
28-Day MXN-TIIE-BANXICO (Monthly)	8.12% (Monthly)	2/2/2024	MXN	1,055,042	3,781	—	3,781
28-Day MXN-TIIE-BANXICO (Monthly)	8.14% (Monthly)	2/5/2024	MXN	758,218	2,738	—	2,738
28-Day MXN-TIIE-BANXICO (Monthly)	6.73% (Monthly)	8/9/2024	MXN	1,596,759	1,376	—	1,376

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

28-Day MXN-TIIE-BANXICO (Monthly)	6.67% (Monthly)	8/12/2024	MXN	3,513,241	$ 2,591	$ —	$ 2,591
28-Day MXN-TIIE-BANXICO (Monthly)	6.72% (Monthly)	8/13/2024	MXN	3,023,000	2,524	—	2,524
3M USD LIBOR (Quarterly)	2.25% (Semi-Annually)	12/31/2025	USD	1,612,000	79,671	67,799	11,872
1.25% (Annually)	1-Day US Federal Funds Rate (Annually)	6/30/2026	USD	7,139,000	147	(11,081)	11,228
1.55% (Semi-Annually)	3M USD LIBOR (Quarterly)	6/30/2026	USD	35,339,000	(109,390)	101,332	(210,722)
1.52% (Semi-Annually)	3M USD LIBOR (Quarterly)	7/31/2026	USD	10,795,000	(14,671)	39,653	(54,324)
1.81% (Semi-Annually)	3M USD LIBOR (Quarterly)	11/15/2044	USD	3,122,000	(10,807)	4,140	(14,947)
1.85% (Semi-Annually)	3M USD LIBOR (Quarterly)	11/15/2044	USD	4,860,000	(57,548)	13,233	(70,781)

Total				131,882,259	$(235,993)	$179,445	$(415,438)

Interest Rate Swap Contracts outstanding at October 31, 2019:

Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

4.45% (At Maturity)	1-Day Brazil Cetip DI Interbank Deposit Rate (At Maturity)	JPMorgan Chase	1/4/2021	BRL	2,888,559	$ 543	$—	$ 543
4.46% (At Maturity)	1-Day Brazil Cetip DI Interbank Deposit Rate (At Maturity)	Citibank	1/4/2021	BRL	1,936,632	308	—	308
4.49% (At Maturity)	1-Day Brazil Cetip DI Interbank Deposit Rate (At Maturity)	Citibank	1/4/2021	BRL	2,841,806	246	—	246
1-Day Brazil Cetip DI Interbank Deposit Rate (At Maturity)	6.35% (At Maturity)	JPMorgan Chase	1/2/2023	BRL	1,512,574	12,427	—	12,427
1-Day Brazil Cetip DI Interbank Deposit Rate (At Maturity)	8.27% (At Maturity)	JPMorgan Chase	1/2/2023	BRL	482,453	13,364	—	13,364
1-Day Brazil Cetip DI Interbank Deposit Rate (At Maturity)	8.26% (At Maturity)	Citibank	1/2/2023	BRL	161,170	4,624	—	4,624
1-Day Brazil Cetip DI Interbank Deposit Rate (At Maturity)	5.98% (At Maturity)	JPMorgan Chase	1/2/2025	BRL	920,000	1,231	—	1,231
1-Day Brazil Cetip DI Interbank Deposit Rate (At Maturity)	6.03% (At Maturity)	JPMorgan Chase	1/2/2025	BRL	650,354	1,300	—	1,300
1-Day Brazil Cetip DI Interbank Deposit Rate (At Maturity)	5.99% (At Maturity)	Citibank	1/2/2025	BRL	650,285	1,003	—	1,003

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

1-Day Brazil Cetip DI Interbank Deposit Rate (At Maturity)	6.05% (At Maturity)	Citibank	1/2/2025	BRL	637,905	$ 1,443	$—	$ 1,443

Total					12,681,738	$36,489	$—	$36,489

Credit Default Swap Contracts outstanding - Buy Protection as of October 31, 2019:

Exchange Traded

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Markit CDX North America Investment Grade Index Series 33 (Pay Quarterly)	1.00%	12/20/2024	Credit Suisse	USD	3,727,000	$ (85,749)	$ (78,096)	$ (7,653)
Markit CDX European ITRAXX Series 32 (Pay Quarterly)	1.00%	12/20/2024	Credit Suisse	EUR	2,270,000	(65,819)	(55,825)	(9,994)

Total					5,997,000	$(151,568)	$(133,921)	$(17,647)

Credit Default Swap Contracts outstanding - Sell Protection as of October 31, 2019:

Exchange Traded

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Markit CDX North America Investment Grade Index Series 33 (Pay Quarterly)	0.55%	1.00%	12/20/2024	UBS	USD (31,190,000)	$717,603	$610,137	$107,466

Total					(31,190,000)	$717,603	$610,137	$107,466

Credit Default Swap Contracts outstanding - Buy Protection at October 31, 2019:

Over the Counter

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Federal Republic Of Brazil, 4.25%, Due: 1/7/2025 (Pay Quarterly)	1.00%	12/20/2023	Barclays	USD	4,000	$(13)	$145	$(158)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Federal Republic Of Brazil, 4.25%, Due: 1/7/2025 (Pay Quarterly)	1.00%	12/20/2024	Citibank	USD	633,500	$ 5,860	$10,818	$ (4,958)
Federal Republic Of Brazil, 4.25%, Due: 1/7/2025 (Pay Quarterly)	1.00%	12/20/2024	Goldman Sachs	USD	421,000	3,894	7,851	(3,957)
Markit CDX North America Investment Grade Index Series 32 (Pay Quarterly)	1.00%	12/20/2024	Citibank	USD	110,000	4,979	5,281	(302)
Republic of Argentina, 7.50%, Due: 4/22/2026 (Pay Quarterly)	5.00%	12/20/2024	Morgan Stanley	USD	14,000	8,531	7,905	626
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	12/20/2024	Citibank	USD	956,581	(9,630)	(3,570)	(6,060)
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	12/20/2024	Morgan Stanley	USD	522,419	(5,259)	(2,043)	(3,216)
Republic of Philippines, 10.63%, Due: 3/16/2025 (Pay Quarterly)	1.00%	12/20/2024	Citibank	USD	307,000	(9,386)	(7,963)	(1,423)
Republic of South Africa, 5.50%, Due: 3/9/2020 (Pay Quarterly)	1.00%	12/20/2024	Goldman Sachs	USD	357,852	14,632	14,203	429
Republic of Turkey, 11.88%, Due: 1/15/2030 (Pay Quarterly)	1.00%	12/20/2024	Goldman Sachs	USD	55,000	5,796	7,022	(1,226)
State of Qatar, 9.75%, Due: 6/15/2030 (Pay Quarterly)	1.00%	12/20/2024	JP Morgan Chase	USD	32,000	(883)	(817)	(66)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	12/20/2024	Citibank	USD	880,000	(4,122)	6,340	(10,462)

Total					4,293,352	$14,399	$45,172	$(30,773)

Credit Default Swap Contracts outstanding - Sell Protection as of October 31, 2019:

Over the Counter

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Republic of Turkey, 11.88%, Due: 1/15/2030 (Pay Quarterly)	3.34%	1.00%	12/20/2024	Goldman Sachs	USD	(13,750)	$(1,449)	$(1,756)	$307
Total						(13,750)	$(1,449)	$(1,756)	$307

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Inflation Swap Contracts outstanding at October 31, 2019:

Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

1-Day EURIBOR (At Maturity)	0.81% (At Maturity)	9/15/2024	EUR	1,632,500	$ 5,692	$—	$ 5,692
1-Day EURIBOR (At Maturity)	0.99% (At Maturity)	9/15/2029	EUR	1,632,500	(8,399)	—	(8,399)

Total				3,265,000	$(2,707)	$—	$(2,707)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals

Investments

Assets:
Asset-Backed Securities	$—	$54,383,270	$—	$54,383,270
Convertible Bonds	—	7,996	—	7,996
Corporate Bonds	—	88,580,285	—	88,580,285
Foreign Issuer Bonds	—	52,363,955	—	52,363,955
Term Loans	—	29,974	—	29,974
U.S. Government Agencies	—	3,130,637	—	3,130,637
U.S. Government Obligations	—	74,682,080	—	74,682,080
Mortgage-Backed Securities	—	204,461,458	—	204,461,458
Municipal Bonds	—	10,336,256	—	10,336,256
Investment Companies	22,017,495	—	—	22,017,495
Short-Term Investments	4,809,565	1,296,002	—	6,105,567
Purchased Options	103,735	67,420	—	171,155

Total Assets – Investments at value	$26,930,795	$489,339,333	$—	$516,270,128

Liabilities:

Foreign Issuer Bonds	$—	$(22,395)	$—	$(22,395)
Mortgage-Backed Securities	—	(16,076,813)	—	(16,076,813)
U.S. Government Obligations	—	(384,528)	—	(384,528)

Total Liabilities – Investments at value	$—	$(16,483,736)	$—	$(16,483,736)

Total Investments	$26,930,795	$472,855,597	$—	$499,786,392

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals

Derivative Financial Instruments

Assets:

Futures contracts	$409,016	$—	$—	$409,016
Forward foreign currency exchange contracts	—	141,763	—	141,763
Swap agreements at value	—	942,442	—	942,442

Total Assets - Derivative Financial Instruments	$409,016	$1,084,205	$—	$1,493,221

Liabilities:

Futures contracts	$(594,575)	$—	$—	$(594,575)
Forward foreign currency exchange contracts	—	(381,854)	—	(381,854)
Written Options	(192,714)	(22,110)	—	(214,824)
Swap agreements at value	—	(565,668)	—	(565,668)

Total Liabilities - Derivative Financial Instruments	$(787,289)	$(969,632)	$—	$(1,756,921)

Total Net Derivative Financial Instruments	$(378,273)	$114,573	$—	$(263,700)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments

Morningstar Municipal Bond Fund

	Par	Value
Municipal Bonds – 98.5%
Alabama – 1.2%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Bonds, Series A, Garvee, 5.00%, 6/01/37	$545,000	$666,235
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 4, 4.00%, 6/01/24	500,000	550,065
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(a)	185,000	212,891
		1,429,191

Alaska – 0.3%
Valdez Marine Terminal Revenue Refunding Bonds, Series A, Exxon Pipeline Co. Project, 1.25%, 11/04/19(b)(c)(d)	190,000	190,000
Valdez Marine Terminal Revenue Refunding Bonds, Series C, Exxon Pipeline Co. Project, 1.25%, 11/04/19(b)(c)(d)	200,000	200,000
		390,000

Arizona – 1.8%
Arizona Board of Regents Refunding COPS, Series C, University of Arizona, 5.00%, 6/01/28	400,000	435,000
Chandler IDA Industrial Development Variable Revenue Bonds (AMT), Intel Corp. Project, 2.70%, 8/14/23(b)(d)(e)	500,000	519,610
Phoenix IDA Healthcare Facilities Variable Revenue Bonds, Series A, Mayo Clinic, 1.21%, 11/04/19(b)(c)(d)	200,000	200,000
Phoenix IDA Solid Waste Variable Revenue Refunding Bonds (AMT), Republic Services, 1.45%, 2/03/20(b)(d)(e)	500,000	500,000

	Par	Value

Arizona (Continued)
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.12%, 7/01/45(a)	$240,000	$253,872
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 5.00%, 12/01/28	300,000	323,238
		2,231,720

California – 4.7%
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area, (SIFMA Municipal Swap Index Yield + 0.90%), 2.02%, 5/01/23(b)(d)	700,000	712,488
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	100,000	112,846
California State Health Facilities Financing Authority Revenue Bonds, City of Hope Obligated Group, 5.00%, 11/15/49	500,000	592,410
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, 5.00%, 11/15/41	500,000	586,475
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series S, J. Paul Getty Trust, (1M USD LIBOR + 0.33%), 1.58%, 4/01/22(b)(d)	1,000,000	1,001,140
California State Municipal Finance Authority Special Facility Revenue Bonds (AMT), United Airlines Inc. Project, 7/15/29(f)	250,000	283,572
California State Various Purpose Bid Group GO Unlimited Refunding Bonds, 5.00%, 8/01/30	600,000	766,230
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(a)	250,000	282,008

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

California (Continued)
California Statewide Communities Development Authority Special Assessment, Statewide Community Infrastructure Program, 5.00%, 9/02/34	$100,000	$120,212
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International, 5.00%, 5/15/34	500,000	591,000
Rocklin Special Tax Community Facilities District No. 10 Revenue Bonds, 5.00%, 9/01/34	150,000	171,936
Sacramento County Sanitation Districts Financing Authority Variable Revenue Refunding Bonds, Series B, Sacramento County Regional (NATL Insured), (3M USD LIBOR + 0.53%), 1.96%, 12/01/35(d)	100,000	95,864
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/01/44	250,000	302,020
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	123,306
		5,741,507

Colorado – 3.8%
Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	500,000	545,470
Colorado State Health Facilities Authority Revenue Bonds, Series A, Catholic Health, 5.00%, 2/01/41	380,000	397,640
Colorado State Health Facilities Authority Revenue Bonds, Series A, Sisters Leavenworth, 5.00%, 1/01/40	500,000	502,995

	Par	Value

Colorado (Continued)
Colorado State HFA MFH Variable Revenue Bonds, S Range Crossings Project, 2.15%, 1/01/20(b)(d)(e)	$400,000	$400,408
Denver City & County Airport Subordinate System Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	609,440
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds, 5.00%, 12/01/40	250,000	284,118
E-470 Co. Public Highway Authority Variable Revenue Refunding Senior Libor Index Bonds, (1M USD LIBOR + 0.42%), 1.63%, 9/01/21(b)(d)	500,000	499,955
Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	572,505
University of Colorado Enterprise Variable Revenue Bonds, Series C, Green Bonds, 2.00%, 10/15/24(b)(d)(e)	750,000	763,552
		4,576,083

Connecticut – 0.3%
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	247,722
Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	135,846
		383,568

Delaware – 0.8%
Delaware State Health Facilities Authority Revenue Bonds, Beebe Medical Center, 5.00%, 6/01/48	500,000	585,805

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Delaware (Continued)
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project, 5.00%, 7/01/32	$250,000	$286,325
5.00%, 7/01/48	100,000	111,161
		983,291

District of Columbia – 3.5%
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	109,292
District of Columbia Revenue Refunding Bonds, National Public Radio, 4.00%, 4/01/33	250,000	272,743
District of Columbia University Revenue Refunding Bonds, Georgetown University, 5.00%, 4/01/29	350,000	429,135
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, 5.00%, 10/01/49	500,000	605,585
District of Columbia Water & Sewer Authority Public Utility Revenue Subordinate Lien Bonds, Series A, 5.00%, 10/01/48	650,000	744,562
District of Columbia Water & Sewer Authority Public Utility Revenue Subordinate Lien Bonds, Series B, 5.00%, 10/01/37	750,000	882,937
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, 5.00%, 10/01/53	750,000	800,955
Washington Metropolitan Area Transit Authority Gross Revenue Bonds, 5.00%, 7/01/43	300,000	359,010
		4,204,219

Florida – 3.6%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	561,740

	Par	Value

Florida (Continued)
Broward County Port Facilities Senior Revenue Bonds, Series B (AMT), 4.00%, 9/01/39	$250,000	$277,523
Central Florida Expressway Authority Revenue Refunding Bonds, Senior Lien, 5.00%, 7/01/42	350,000	418,414
Davie Educational Facilities Revenue Bonds, Series B, Nova Southeastern University Project, 5.00%, 4/01/24	250,000	277,828
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT), Series A, 5.00%, 10/01/40	500,000	574,465
Hillsborough County Aviation Authority Tampa International Subordinate Revenue Bonds, Series B, 5.00%, 10/01/40	470,000	538,573
JEA Bulk Power Supply System Revenue Bonds, Scherer 4 Project, Series A, 3.00%, 10/01/22	225,000	225,218
Lee Memorial Health System Hospital Revenue Refunding Bonds, Series A-1, 5.00%, 4/01/44	600,000	720,042
Orange County Health Facilities Authority Revenue Bonds, Orlando Health Obligated Group, 5.00%, 10/01/47	500,000	601,810
Orlando Community Redevelopment Agency Tax Increment Revenue Refunding Bonds, Republic Drive/Universal, 5.00%, 4/01/22	200,000	215,520
		4,411,133

Georgia – 5.2%
Atlanta Development Authority Revenue Bonds, Series A-1, Senior Lien, 5.00%, 7/01/30	200,000	236,808
Atlanta Urban Residential Finance Authority MFH Revenue Bonds, Creekside at Adamsville Place, 1.95%, 5/01/21(b)(d)(e)	500,000	503,360

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Georgia (Continued)
Bartow County Development Authority Revenue Refunding Bonds, Series B, Georgia Power Company Plant Bowen Project, 2.05%, 11/19/21(b)(d)(e)	$275,000	$277,016
Bartow County Development Authority Variable Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 2.75%, 3/15/23(b)(d)(e)	500,000	515,955
Fulton County Development Authority Transportation Corp. Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc. Project, 5.00%, 3/15/32	200,000	251,074
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Series S, Northeast Georgia Health System, Inc. Project (County Gtd), 5.50%, 8/15/54	500,000	584,795
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	500,000	569,065
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	178,073
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A, 5.00%, 5/15/21	750,000	787,552
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/01/23(b)(d)(e)	500,000	542,505
Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Series B, 4.00%, 12/02/24(b)(d)(e)	100,000	112,196
Main Street Natural Gas, Inc. Variable Revenue Bonds, Series B, 4.00%, 12/01/23	355,000	390,237

	Par	Value

Georgia (Continued)
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture Series, 4.00%, 7/01/44	$300,000	$317,745
Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	500,000	613,385
Northwest Georgia Housing Authority MFH Revenue Bonds, Charles Hight Apartments Project (FHA 221(D4) Insured), 1.54%, 8/01/21(b)(d)(e)	400,000	400,204
		6,279,970

Illinois – 10.5%
Barrington Alternative Revenue Source GO Unlimited Bonds, 4.50%, 12/15/34	235,000	272,833
Bensenville GO Unlimited Bonds, Series B (AGM Insured), 5.00%, 12/30/24	245,000	262,353
Chicago Board of Education GO Unlimited Refunding Bonds, Series C, 5.00%, 12/01/19	200,000	200,442
5.00%, 12/01/20	200,000	206,324
Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(g)	750,000	550,980
Chicago GO Unlimited Bonds, Series A, 5.00%, 12/01/21	500,000	516,680
5.50%, 1/01/49	100,000	116,332
Chicago O’Hare International Airport Revenue Refunding Bonds (AMT), Series A, Senior Lien, 5.00%, 1/01/31	250,000	308,070
Chicago Park District GO Limited Tax Refunding Bonds, Series B, 5.00%, 1/01/26	395,000	443,312
Chicago Wastewater Transmission Revenue Bonds, Second Lien, 5.00%, 1/01/39	500,000	545,670
Cook County Sales TRB, 5.00%, 11/15/37	500,000	537,360

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Illinois (Continued)
Hillside Incremental Tax Allocation Revenue Refunding Bonds, 5.00%, 1/01/24	$100,000	$103,814
Illinois State Finance Authority Revenue Refunding Bonds, Southern Illinois Healthcare, 5.00%, 3/01/22	300,000	323,217
Illinois State GO Unlimited Bonds, 5.00%, 7/01/20	440,000	448,637
Illinois State GO Unlimited Bonds, Series D, 5.00%, 11/01/20	225,000	231,392
Illinois State GO Unlimited Refunding Bonds, 5.00%, 8/01/24	400,000	426,328
Illinois State Housing Development Authority MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 2.12%, 5/15/25(b)(d)	500,000	503,385
Illinois State Sales Tax Junior Obligations Revenue Bonds, Series A (BAM Insured), 4.00%, 6/15/34	620,000	674,808
Illinois State Sales TRB, Build Illinois - Junior Obligation, 5.00%, 6/15/20	500,000	509,620
Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured), 0.00%, 6/15/21(g)	410,000	397,032
0.00%, 6/15/25(g)	95,000	82,888
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	451,464
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 1/01/31	500,000	626,035
Kane, Cook & Dupage Counties, Illinois School District, GO Unlimited Refunding Bonds, Series D, 5.00%, 1/01/28	200,000	225,168

	Par	Value

Illinois (Continued)
Kane, McHenry, Cook & DeKalb Counties, Illinois School District, GO Unlimited Refunding Bonds, 4.25%, 1/01/23	$500,000	$514,230
Macon County School District No. 61 GO Unlimited Bonds, Series A (AGM Insured), 5.25%, 1/01/25	745,000	776,879
Moline GO Unlimited Refunding Bonds, Series F, 5.00%, 11/01/24	750,000	775,890
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	350,000	422,041
Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	284,990
Will County Community School District No. 161 Summit Hill Refunding GO Unlimited Bonds, 4.00%, 1/01/24	470,000	511,774
Winnebago Boone Etc. Counties Community College District No. 511 GO Unlimited Refunding Bonds, Series A, Rock Valley College (AGM Insured), 5.00%, 1/01/21	500,000	518,835
		12,768,783

Indiana – 0.8%
Clarksville Sewage Works Revenue BANS, 2.75%, 12/11/23	400,000	400,144
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series A, Ohio Valley Electric Corp. Project, 5.00%, 6/01/39	100,000	104,545
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group, 1.65%, 7/01/22(b)(d)(e)	50,000	50,285

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Indiana (Continued)
Indiana State Finance Authority Private Activity Revenue Bonds (AMT), Ohio River Bridges East End Crossing Project, 5.25%, 1/01/51	$100,000	$109,355
Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(b)(d)(e)	275,000	324,723
		989,052

Iowa – 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Iowa Fertilizer Company Project, 3.13%, 12/01/22	100,000	101,321

Kentucky – 2.4%
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	472,580
Kentucky Economic Development Finance Authority Health System Revenue Refunding Bonds, Norton Healthcare, Inc., Series B (NATL Insured), 0.00%, 10/01/22(g)	500,000	470,115
0.00%, 10/01/24(g)	280,000	250,583
Kentucky Public Energy Authority Gas Supply Revenue Bonds, Series A, 4.00%, 4/01/24(b)(d)(e)	100,000	109,007
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	342,354
Kentucky State Housing Corp. Variable Housing Revenue Bonds, Beecher Phase I Project, 2.00%, 9/01/21(b)(d)(e)	480,000	484,315

	Par	Value

Kentucky (Continued)
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 6/01/25(b)(d)(e)	$250,000	$277,598
Louisville Regional Airport Authority Airport System Revenue Refunding Bonds (AMT), Series A, 5.00%, 7/01/23	500,000	560,105
		2,966,657

Louisiana – 0.5%
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Bonds, Loop LLC Project, 2.00%, 10/01/22(b)(d)(e)	515,000	519,068
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp., 2.00%, 4/01/23(b)(d)(e)	100,000	99,987
		619,055

Maine – 0.5%
Maine State Finance Authority Student Loan Revenue Refunding Bonds (AMT) (AGM Insured), 5.00%, 12/01/24	500,000	576,240

Maryland – 4.1%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	250,000	285,277
Maryland State & Local Facilities GO Unlimited Bonds, Loan of 2013-1, 4.00%, 3/01/26	600,000	622,128
Maryland State Community Development Administration Department Housing & Community Development MFH Revenue Bonds, Series A, Bay Country Apartments, 2.52%, 2/01/21(a)	1,000,000	1,006,010
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, 5.00%, 2/01/22	260,000	282,248

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Maryland (Continued)
Maryland State Economic Development Corp. PCR Refunding Bonds, Potomac Electric Power Company, 1.70%, 9/01/22	$500,000	$504,025
Maryland State Economic Development Corp. Private Activity Revenue Bonds (AMT), Purple Line Light Rail Projects, 5.00%, 3/31/24	260,000	276,955
5.00%, 3/31/36	100,000	114,457
5.00%, 3/31/51	100,000	112,078
Maryland State Economic Development Corp. Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	597,260
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	300,000	364,629
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Medstar Health Issue, Series A, 5.00%, 5/15/45	405,000	474,142
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Arundel Health Systems, 5.00%, 7/01/29	250,000	304,342
		4,943,551

Massachusetts – 1.9%
Massachusetts State Consolidated Loan GO Limited Bonds, Series E, 5.25%, 9/01/48	500,000	621,020
Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Series A, 5.00%, 1/01/23(b)(d)(e)	500,000	555,820
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Beth Israel Lahey Health, 5.00%, 7/01/38	100,000	122,119

	Par	Value

Massachusetts (Continued)
Massachusetts State Development Finance Agency Variable Revenue Refunding Bonds, Partners Healthcare, (SIFMA Municipal Swap Index Yield + 0.50%), 1.62%, 1/26/23(b)(d)	$500,000	$500,105
Massachusetts State Educational Financing Authority Revenue Bonds, Series J (AMT), 5.00%, 7/01/21	500,000	529,390
		2,328,454

Michigan – 3.5%
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured), 5.00%, 7/01/22	500,000	544,420
5.00%, 7/01/43	100,000	111,181
5.00%, 7/01/48	200,000	222,014
Detroit GO Unlimited Bonds, 5.00%, 4/01/20	500,000	505,235
5.00%, 4/01/27	50,000	56,491
Great Lakes Water Authority Sewage Disposal System Revenue Refunding Bonds Second Lien, Series C, 5.00%, 7/01/36	370,000	434,569
Michigan State Finance Authority Local Government Loan Program Revenue Refunding Bonds, 4.50%, 10/01/29	250,000	271,265
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Corp., 5.00%, 12/01/31	250,000	271,147
Michigan State Finance Authority Variable Revenue Bonds, Bronson Healthcare Group, 3.50%, 11/15/22(b)(d)(e)	250,000	264,505
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, 5.00%, 11/15/47	420,000	490,770

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Michigan (Continued)
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 1.80%, 10/01/24(b)(d)(e)	$500,000	$498,100
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Series F, 5.00%, 12/01/30	500,000	584,345
		4,254,042

Minnesota – 0.2%
City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(a)(b)(d)(e)	250,000	266,510

Mississippi – 0.4%
Mississippi State Hospital Equipment & Facilities Authority Revenue Refunding Bonds, Forrest Country General Hospital Project, 5.00%, 1/01/24	400,000	454,440

Missouri – 0.8%
Missouri State Development Finance Board Cultural Facilities Variable Revenue Bonds, Kauffman Center Performing Arts, 1.29%, 11/04/19(b)(c)(d)	400,000	400,000
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke’s Health System, Inc., 5.00%, 11/15/30	250,000	296,672
Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	300,000	335,784
		1,032,456

	Par	Value

Nebraska – 0.7%
Central Plains Energy Gas Project Revenue Bonds, Project No. 3, 5.00%, 9/01/22	$500,000	$544,905
Central Plains Energy Project Gas Supply Revenue Refunding Bonds, 5.00%, 12/01/19(b)(d)(e)	250,000	250,705
		795,610

Nevada – 1.9%
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	603,220
Las Vegas New Convention & Visitors Authority Revenue Bonds, Series B, 5.00%, 7/01/37	1,000,000	1,237,660
Washoe County Water Facilities Variable Revenue Refunding Bonds (AMT), Sierra Pacific, 2.05%, 4/15/22(b)(d)(e)	500,000	504,555
		2,345,435

New Jersey – 3.3%
Garden State Preservation Trust Open Space & Farmland Preservation Revenue Bonds, Series A (AGM Insured), 5.75%, 11/01/28	1,140,000	1,431,886
New Jersey State EDA Energy Facility Revenue Bonds (AMT), Series A, UMM Energy Partners, 5.12%, 6/15/43	250,000	266,340
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners, 5.00%, 6/15/37	100,000	106,478
New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	257,810
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Bridge, 5.37%, 1/01/43	100,000	111,956

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

New Jersey (Continued)
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.00%, 1/01/24	$150,000	$169,869
5.25%, 1/01/25	100,000	114,235
New Jersey State EDA Revenue Refunding Bonds, Series A, United Methodist Homes, 5.00%, 7/01/29	100,000	108,676
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	100,000	114,275
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program Bonds, 5.25%, 6/15/43	625,000	728,575
Newark Housing Authority Port Newark Marine Terminal Rental Revenue Refunding Bonds, Additional Newark Redevelopment Project (NATL Insured), 5.25%, 1/01/24	500,000	564,880
		3,974,980

New York – 4.8%
Hudson Yards Infrastructure Corp., Senior Revenue Bonds Fiscal 2012, Unrefunded Balance, 5.75%, 2/15/47	300,000	316,434
Liberty Development Corp. Revenue Bonds, 5.50%, 10/01/37	110,000	156,972
Long Island Power Authority Electric System Revenue Bonds, 5.00%, 9/01/35	300,000	371,106
Metropolitan Transportation Authority Revenue BANS, Series D2, 4.00%, 7/01/20	200,000	203,432
Metropolitan Transportation Authority Revenue BANS, Series E, 4.00%, 9/01/20	500,000	510,745
Metropolitan Transportation Authority Revenue Bonds, Green Bonds, Transportation Climate Bonds, 5.00%, 11/15/45	500,000	599,240

	Par	Value

New York (Continued)
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 4.00%, 11/01/40	$400,000	$453,204
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	306,585
New York State Dorm Authority Revenues Non State Supported Debt Revenue Bonds, Northwell Health Obligated Group, 5.00%, 5/01/24(b)(d)(e)	250,000	283,990
New York State Dorm Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Memorial Sloan Kettering Cancer Center, 5.00%, 7/01/42	200,000	240,030
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Catholic Health System Obligated, 5.00%, 7/01/36	400,000	494,592
New York State Dormitory Authority Personal Income Taxable Revenue Refunding Bonds, Series E, 5.00%, 2/15/44	400,000	457,940
New York State Housing Finance Agency Variable Revenue Refunding Bonds, Affordable Housing (SonyMA Insured), 1.80%, 5/01/20(b)(d)(e)	475,000	475,085
New York State Liberty Development Corp. Revenue Refunding Bonds, Class 2, 3 World Trade Center Project, 5.37%, 11/15/40(a)	150,000	168,830
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 214 (AMT), 2.85%, 4/01/22	360,000	368,035

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

New York (Continued)
2.90%, 10/01/22	$140,000	$143,821
Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	296,805
		5,846,846

North Carolina – 1.6%
Durham Housing Authority MFH Revenue Bonds, Morreene Road Apartments, 1.85%, 1/01/20(b)(d)(e)	100,000	100,075
North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Vidant Health, 5.00%, 6/01/45	500,000	570,260
North Carolina State Medical Care Commission Hospital Variable Revenue Bonds, Series B, Moses Cone Health System, 1.24%, 11/04/19(b)(c)(d)	150,000	150,000
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, 4.00%, 1/01/25	250,000	271,442
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, United Church Services, 5.00%, 9/01/37	155,000	165,872
North Carolina State Turnpike Authority Revenue Refunding Bonds, Senior Lien, 5.00%, 1/01/40	550,000	663,102
		1,920,751

North Dakota – 0.5%
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	588,095

	Par	Value

Ohio – 2.0%
American Municipal Power-Ohio, Inc., Variable Revenue Refunding Bonds, Series A, 2.30%, 2/15/22(b)(d)(e)	$1,250,000	$1,269,387
Cleveland-Cuyahoga County Port Authority Cultural Facilities Refunding Revenue Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	202,892
Cleveland-Cuyahoga County Port Authority Euclid Avenue Development Corp. Revenue Refunding Bonds, 5.00%, 8/01/23	370,000	415,584
Franklin County MFH Variable Revenue Bonds, Sawyer & Trevitt Project, 1.77%, 6/01/20(d)(e)	200,000	200,012
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	282,715
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Ohio Valley Electric Corporation, 3.25%, 9/01/29	50,000	51,466
		2,422,056

Oklahoma – 0.0%(h)
Oklahoma County Finance Authority Revenue Refunding Bonds, Series A, Epworth Villa Project, 5.88%, 4/01/30	50,000	50,045

Oregon – 0.5%
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Adventist Health System, 3/01/25(b)(f)	500,000	581,460

Pennsylvania – 6.0%
Allegheny County Hospital Development Authority Revenue Refunding Bonds, University of Pittsburgh Medical Center, 5.00%, 7/15/21	100,000	106,241

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Pennsylvania (Continued)
Lancaster County Hospital Authority Healthcare Facilities Revenue Bonds, Series B, Maravian Manors, Inc. Project, 2.87%, 12/15/23	$250,000	$250,075
Lehigh County General Purpose Authority Revenue Refunding Bonds, Muhlenberg College Project, (SIFMA Municipal Swap Index Yield + 0.58%), 1.70%, 11/01/24(b)(d)	500,000	499,925
Lehigh County IDA Revenue Refunding Bonds, PPL Electric Utilities Corp. Project, 1.80%, 8/15/22(b)(d)(e)	330,000	333,250
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Refunding Bonds (AMT), Republic Services, 1.45%, 1/15/20(b)(d)(e)	600,000	600,036
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Thomas Jefferson University, 5.00%, 9/01/39	500,000	566,865
Pennsylvania State Housing Finance Agency MFH Revenue Bonds, Blumberg Senior Apartments, 1.65%, 11/01/20(b)(d)(e)	1,000,000	1,000,000
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.38%, 10/01/25	1,310,000	1,333,698
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.70%), 1.82%, 12/01/23(d)	500,000	503,870
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/30	495,000	598,153
5.00%, 7/01/33	400,000	479,340

	Par	Value

Pennsylvania (Continued)
Philadelphia Authority for Industrial Development Temple University Revenue Refunding Bonds, Series 1-2015, 5.00%, 4/01/33	$400,000	$461,512
Philadelphia School District GO Limited Bonds, Series A (State Aid Withholding), 9/01/35(f)	300,000	335,508
Wilkes-Barre Area School District GO Limited Bonds (BAM State Aid Withholding), 5.00%, 4/15/23	200,000	222,630
		7,291,103

Puerto Rico – 0.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series A, Senior Lien, 5.25%, 7/01/42	100,000	104,625
Puerto Rico Electric Power Authority Power Revenue Bonds, Series TT-RSA-1, 5.00%, 7/01/37(i)	75,000	56,250
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds, Series ZZ-RSA-1, 5.25%, 7/01/23(i)	175,000	133,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue CABS, Series A-1, 0.00%, 7/01/27(g)	225,000	179,980
		473,855

Rhode Island – 0.5%
Rhode Island Commerce Corp. First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp. International, 5.00%, 7/01/31	500,000	606,020

South Carolina – 0.4%
South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	475,324

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Tennessee – 1.7%
Lewisburg IDB Solid Waste Disposal Variable Revenue Refunding Bonds (AMT), Waste Management Inc. of Tennessee Project, 1.45%, 2/03/20(b)(d)(e)	$350,000	$350,000
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, Vanderbilt University Medical Center, 5.00%, 7/01/46	100,000	115,240
Metropolitan Government of Nashville & Davidson County Health & Education Facilities Board Revenue Bonds, Vanderbilt Medical Center, 5.00%, 7/01/40	400,000	465,980
Metropolitan Government of Nashville & Davidson County Health & Education Facilities Board Revenue Refunding Bonds, Trevecca Nazarene University Project, 3.00%, 10/01/24	520,000	533,499
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds, Series A, 4.00%, 5/01/23(b)(d)(e)	550,000	586,350
		2,051,069

Texas – 10.9%
Austin Airport System Revenue Bonds (AMT), Series B, 5.00%, 11/15/32	100,000	125,738
Austin Airport System Revenue Bonds, Series A, 5.00%, 11/15/46	380,000	446,318
Austin Convention Enterprises, Inc. Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	400,000	467,248
Board of Managers Joint Guadalupe County City of Seguin Hospital Mortgage Refunding Revenue Bonds, 5.00%, 12/01/40	200,000	215,088

	Par	Value

Texas (Continued)
Central Regional Mobility Authority Revenue Refunding Bonds, Series A, Senior Lien, 5.00%, 1/01/22	$300,000	$321,477
Cypress Fairbanks Independent School District Variable GO Unlimited Bonds, Series A-1, School Building (PSF, Gtd), 2.13%, 8/16/21(b)(d)(e)	500,000	506,980
Dallas Independent School District GO Unlimited Bonds, Series B-5, Multi-Modal School Building (PSF, Gtd), 5.00%, 2/15/21(b)(d)(e)	500,000	523,215
Dallas-Fort Worth International Airport Improvement Revenue Bonds, Series B, 5.00%, 11/01/44	350,000	384,276
Dallas-Fort Worth International Airport Revenue Bonds, Series H (AMT), 5.00%, 11/01/42	400,000	424,232
Harris County Cultural Educational Facilities Finance Corp. Revenue Refunding Bonds, Hospital Memorial Hermann Health, 5.00%, 12/01/25	300,000	331,494
Harris County Cultural Educational Facilities Finance Corp. Revenue Refunding Bonds, Texas Children’s Hospital, 4.00%, 10/01/38	350,000	397,593
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	510,000	625,500
Houston Utility System Adjustable Revenue Refunding Bonds, Series 2012A, First Lien, (SIFMA Municipal Swap Index Yield + 0.90%), 2.02%, 5/01/20(b)(d)	500,000	500,155
Lamar Consolidated Independent Schoolhouse District Variable GO Unlimited Bonds, Series A (PSF, Gtd), 1.95%, 8/17/20(b)(d)(e)	1,250,000	1,255,437

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Texas (Continued)
Leander Independent School District GO Unlimited CABS, Series C, School Building (PSF, Gtd), Prerefunded, 0.00%, 8/15/24(j)	$1,000,000	$319,480
New Hope Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	110,458
North East Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 2.20%, 8/01/24(b)(d)(e)	1,000,000	1,032,400
North Texas Tollway Authority Revenue Refunding Bonds, Series A, 5.00%, 1/01/26	70,000	80,307
Nueces County GO Unlimited Tax Notes, 1.95%, 2/15/26	500,000	500,010
San Antonio Water Variable Revenue Bonds, Series A, Junior Lien, 2.62%, 5/01/24(b)(d)(e)	500,000	526,295
Tarrant County Cultural Education Facilities Finance Corp. Hospital Variable Revenue Bonds, Methodist Hospitals of Dallas (TD Bank N.A. LOC), 1.20%, 11/04/19(b)(c)(d)	325,000	325,000
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Revenue Refunding Bonds, Buckner Retirement Services, 5.00%, 11/15/20	185,000	190,940
Tarrant County Cultural Educational Facilities Finance Corp. Revenue Refunding Bonds, Texas Health Resources System Obligation, 5.00%, 2/15/34	400,000	477,020
5.00%, 2/15/47	700,000	816,158
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	287,770

	Par	Value

Texas (Continued)
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Senior Lien, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, 5.00%, 12/31/55	$200,000	$221,688
Texas State TRANS, 4.00%, 8/27/20	600,000	613,698
Texas State Transportation Commission Central Turnpike System Subordinate Revenue Refunding Bonds, Series C, 5.00%, 8/15/42	100,000	111,655
Texas State Transportation Commission First Tier Toll CABS, 0.00%, 8/01/29(g)	480,000	373,982
Texas State Transportation Commission First Tier Toll Revenue Bonds, State Highway, 5.00%, 8/01/57	100,000	116,824
Texas State Water Development Board Revenue Bonds, Series A, 4.00%, 10/15/38	500,000	574,350
		13,202,786

Utah – 0.9%
Murray City Hospital Variable Revenue Bonds, Series D, IHC Health Services, Inc., 1.25%, 11/04/19(b)(c)(d)	250,000	250,000
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/47	350,000	408,495
Utah State Housing Corp. MFH Revenue Bonds, Lincoln Apartments Project, 1.54%, 8/01/21(b)(d)(e)	500,000	500,255
		1,158,750

Virginia – 4.5%
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue BANS, 5.00%, 11/01/23	250,000	284,107
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue Bonds, 5.00%, 7/01/51	500,000	571,625

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Virginia (Continued)
Chesapeake Transportation System Senior Toll Road Revenue Bonds, Series A, 5.00%, 7/15/47	$500,000	$536,170
Fairfax County EDA Residential Care Facilities Revenue Bonds, Series A, Vinson Hall LLC, 5.00%, 12/01/42	80,000	86,539
Fairfax County EDA Residential Care Facilities Revenue Refunding Bonds, Series A, Goodwin House, Inc., 5.00%, 10/01/36	150,000	168,243
Fairfax County IDA Health Care Revenue Bonds, Inova Health System, 4.00%, 5/15/42	250,000	260,338
Fairfax County Redevelopment & Housing Authority MFH Variable Revenue Bonds, Parkwood Apartments Project, 2.21%, 8/01/20(b)(d)(e)	500,000	503,045
Fairfax County Water Authority Revenue Refunding Bonds, 5.00%, 4/01/45	500,000	603,310
Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, Senior Lien, 5.50%, 7/01/57	300,000	372,057
James City County EDA Residential Care Facilities Variable Revenue Bonds, United Methodist Home, 6.00%, 6/01/43	64,843	64,903
Virginia Small Business Financing Authority Private Activity Revenue Bonds (AMT), Transform 66 P3 Project, 5.00%, 12/31/56	50,000	57,050
Virginia State Small Business Financing Authority Revenue Bonds (AMT), 95 Express Lanes LLC Project, 5.00%, 1/01/44	225,000	239,378
Virginia State Small Business Financing Authority Revenue Bonds (AMT), Senior Lien, 95 Express Lane, 5.00%, 7/01/34	300,000	320,622

	Par	Value

Virginia (Continued)
Virginia State Small Business Financing Authority Revenue Bonds (AMT), Senior Lien, Elizabeth River Crossings OpCo, LLC Project, 4.50%, 1/01/23	$135,000	$145,094
5.00%, 1/01/27	250,000	271,212
Westmoreland County IDA Lease Revenue BANS, Westmoreland Co. High School, 2.00%, 6/01/22	500,000	505,275
York County EDA PCR Bonds, Series A, Electric & Power, 1.90%, 6/01/23(b)(d)(e)	500,000	504,680
		5,493,648

Washington – 2.4%
King County School District No. 210 Federal Way GO Unlimited Bonds (School Board Guaranty Program), 4.00%, 12/01/33	500,000	572,750
King County Sewer Revenue Refunding Bonds, 5.00%, 7/01/42	250,000	301,015
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, (SIFMA Municipal Swap Index Yield + 0.35%), 1.47%, 11/01/22(d)	900,000	903,366
Snohomish County Housing Authority Revenue Bonds, 5.00%, 4/01/21	545,000	571,678
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	529,935
		2,878,744

Wisconsin – 4.6%
Barneveld School District Revenue BANS, 4.00%, 3/01/24	500,000	515,275
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(a)	100,000	105,697
PFA Educational Revenue Bonds, Piedmont Community Charter School, 5.00%, 6/15/39	490,000	571,801
5.00%, 6/15/49	150,000	172,631

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Wisconsin (Continued)
PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	$100,000	$103,828
PFA Hospital Revenue Refunding Bonds, Series A, WakeMed Hospital, 4.00%, 10/01/49	500,000	540,655
PFA Solid Waste Disposal Revenue Refunding Bonds (AMT), Waste Management, Inc., 1.45%, 2/03/20(b)(d)(e)	850,000	850,000
Washington State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group, 5.00%, 11/15/39	350,000	409,258
Wisconsin State COPS, 5.00%, 3/01/23	500,000	524,315
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series B, Marshfield Clinic, 5.00%, 2/15/24	1,000,000	1,078,300
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp. Cedar Community, 5.00%, 6/01/41	250,000	268,930
Wisconsin State Transportation Revenue Refunding Bonds, Series 1, 4.50%, 7/01/33	400,000	429,696
		5,570,386

Total Municipal Bonds (Cost $116,171,048)		119,658,206

	Number of Shares	Value

Short-Term Investments – 2.0%
Money Market Fund – 2.0%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.72%(k)	2,377,439	$2,377,439

Total Short-Term Investments (Cost $2,377,439)		2,377,439

Total Investments – 100.5% (Cost $118,548,487)		122,035,645

Liabilities less Other Assets – (0.5)%		(621,270)

NET ASSETS – 100.0%		$121,414,375

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(b)	Maturity date represents the puttable date.
(c)

Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(d)	Variable rate security. Rate as of October 31, 2019 is disclosed.
(e)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(f)	When-Issued Security. Coupon rate was not in effect at October 31, 2019.
(g)	Zero coupon bond.
(h)	Amount rounds to less than 0.05%.
(i)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(j)	Zero coupon bond. Maturity date represents the prerefunded date.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

(k) 7-day current yield as of October 31, 2019 is disclosed.

Percentages shown are based on Net Assets

Abbreviations:
1M	1 Month
3M	3 Month
AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
EDA	Economic Development Authority
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GO	Government Obligation
Gtd	Guaranteed
HFA	Housing Finance Authority
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
IDB	Industrial Development Board
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
NATL	National Public Finance Guarantee Corporation
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SonyMA	State of New York Mortgage Agency
TRANS	Tax Revenue Anticipation Bonds
TRB	Tax Revenue Bonds
USD	United States Dollar

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals

Investments

Assets:

Municipal Bonds	$—	$119,658,206	$—	$119,658,206
Short-Term Investments	2,377,439	—	—	2,377,439

Total Investments	$2,377,439	$119,658,206	$—	$122,035,645

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments

Morningstar Defensive Bond Fund

	Par	Value

Asset-Backed Securities – 20.5%
Automobile – 4.9%
Ally Auto Receivables Trust, Series 2019-1, Class A4, 3.02%, 4/15/24	$308,000	$316,259
ARI Fleet Lease Trust, Series 2018-B, Class A3, 3.43%, 8/16/27(a)	302,000	311,085
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.07%, 9/20/23(a)	307,000	314,164
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.97%, 3/20/24(a)	322,000	328,897
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23(a)	302,000	310,098
Carmax Auto Owner Trust, Series 2019-1, Class A4, 3.26%, 8/15/24	240,000	248,651
Carmax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24	129,000	133,597
Carmax Auto Owner Trust, Series 2019-3, Class A3, 2.18%, 8/15/24	349,000	351,498
Chesapeake Funding II LLC, Series 2019-1A, Class B, 3.11%, 4/15/31(a)	324,000	332,535
Ford Credit Auto Lease Trust, Series 2019-B, Class B, 2.36%, 1/15/23	292,000	293,616
Ford Credit Auto Owner Trust, Series 2019-A, Class A4, 2.85%, 8/15/24	324,000	331,462
GM Financial Automobile Leasing Trust, Series 2019-1, Class B, 3.37%, 12/20/22	302,000	306,785
GM Financial Automobile Leasing Trust, Series 2019-2, Class B, 2.89%, 3/20/23	594,000	601,421
Honda Auto Receivables Owner Trust, Series 2019-1, Class A4, 2.90%, 6/18/24	302,000	308,363
Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54%, 3/21/25	605,000	615,736
Hyundai Auto Lease Securitization Trust, Series 2019-A, Class B, 3.25%, 10/16/23(a)	302,000	307,607

	Par	Value

Automobile (Continued)
Nissan Auto Receivables Owner Trust, Series 2018-B, Class A4, 3.16%, 12/16/24	$245,000	$253,027
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A4, 3.00%, 9/15/25	308,000	318,025
Nissan Auto Receivables Owner Trust, Series 2019-C, Class A3, 1.93%, 7/15/24	318,000	318,786
Prestige Auto Receivables Trust, Series 2019-1A, Class B, 2.53%, 1/16/24(a)	156,000	157,168
Toyota Auto Receivables Owner Trust, Series 2019-A, Class A4, 3.00%, 5/15/24	308,000	317,522
Volkswagen Auto Lease Trust, Series 2019-A, Class A4, 2.02%, 8/20/24	143,000	143,009
Wheels SPV 2 LLC, Series 2019-1A, Class A3, 2.35%, 5/22/28(a)	621,000	625,522
World Omni Auto Receivables Trust, Series 2019-A, Class B, 3.34%, 6/16/25	304,000	314,161
World Omni Automobile Lease Securitization Trust, Series 2019-A, Class B, 3.24%, 7/15/24	296,000	301,386
World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A4, 2.07%, 2/18/25	194,000	194,335
World Omni Automobile Lease Securitization Trust, Series 2019-B, Class B, 2.13%, 2/18/25	109,000	109,169
		8,463,884

Automobile Floor Plan – 0.3%
NextGear Floorplan Master Owner Trust, Series 2019-1A, Class A2, 3.21%, 2/15/24(a)	302,000	309,195
NextGear Floorplan Master Owner Trust, Series 2019-2A, Class A2, 2.07%, 10/15/24(a)	263,000	262,110
		571,305

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Commercial Mortgage-Backed Securities – 2.6%
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4, 3.03%, 9/10/45	$37,290	$38,179
Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.94%, 1/10/46	400,000	409,477
Commercial Mortgage Trust, Series 2015-CR22, Class A3, 3.21%, 3/10/48	81,000	82,491
GS Mortgage Securities Corp. Trust, Series 2012-ALOHA, Class A, 3.55%, 4/10/34(a)	588,000	605,022
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class A, 3.09%, 7/05/32(a)	539,707	553,391
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class ASB, 3.56%, 7/15/48	588,000	609,938
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A3, 3.42%, 10/15/45(a)	313,000	322,513
RETL, Series 2019-RVP, Class B, (1M USD LIBOR + 1.55%, 1.55% Floor), 3.46%, 3/15/36(a)(b)	265,000	265,663
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.92%, 10/15/45	303,660	309,833
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A3, 3.72%, 9/15/48	450,000	461,124
WFRBS Commercial Mortgage Trust, Series 2012-C8, Class A3, 3.00%, 8/15/45	596,000	608,248
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class A3, 2.87%, 11/15/45	29,674	30,303
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class A5, 3.07%, 3/15/45	113,000	116,038
		4,412,220

	Par	Value

Credit Card – 0.8%
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/24	$308,000	$315,644
American Express Credit Account Master Trust, Series 2019-2, Class A, 2.67%, 11/15/24	152,000	155,152
Synchrony Card Funding LLC, Series 2019-A1, Class A, 2.95%, 3/15/25	296,000	302,515
Synchrony Card Funding LLC, Series 2019-A2, Class A, 2.34%, 6/15/25	622,000	627,775
		1,401,086

Other – 11.1%
Ascentium Equipment Receivables, Series 2019-1A, Class A3, 2.83%, 5/12/25(a)	603,000	613,766
Ascentium Equipment Receivables, Series 2019-2A, Class A3, 2.19%, 11/10/26(a)	342,000	342,709
Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3M USD LIBOR + 1.15%), 3.15%, 10/17/26(a)(b)	149,988	150,005
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, (3M USD LIBOR + 1.05%, 1.05% Floor), 3.19%, 11/20/28(a)(b)	300,000	299,951
California Street CLO XII Ltd., Series 2013-12A, Class AR,(3M USD LIBOR + 1.03%), 3.03%, 10/15/25(a)(b)	498,247	497,963
Canyon Capital CLO Ltd., Series 2014-2A, Class AS, (3M USD LIBOR + 1.25%), 3.25%, 4/15/29(a)(b)	373,000	373,047
Cerberus Loan Funding XXI L.P., Series 2017-4A, Class A, (3M USD LIBOR + 1.45%, 1.45% Floor), 3.45%, 10/15/27(a)(b)	642,000	639,498
Cerberus Loan Funding XXIII L.P., Series 2018-2A, Class A, (3M USD LIBOR + 1.00%, 1.00% Floor), 3.00%, 4/15/28(a)(b)	446,791	442,946

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Other (Continued)
CIFC Funding Ltd., Series 2015-4A, Class A1R, (3M USD LIBOR + 1.15%, 1.15% Floor), 3.12%, 10/20/27(a)(b)	$300,000	$300,572
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 4/25/47(a)	292,500	304,036
Daimler Trucks Retail Trust, Series 2019-1, Class A4, 2.79%, 5/15/25(a)	603,000	610,672
Dell Equipment Finance Trust, Series 2019-1, Class B, 2.94%, 3/22/24(a)	603,000	613,817
Dell Equipment Finance Trust, Series 2019-2, Class A3, 1.91%, 10/22/24(a)	147,000	146,693
Dell Equipment Finance Trust, Series 2019-2, Class B, 2.06%, 10/22/24(a)	198,000	197,333
Fortress Credit Opportunities IX CLO Ltd., Series 2016-7A, Class BR, (3M USD LIBOR + 2.45%, 2.45% Floor), 4.86%, 12/15/28(a)(b)	395,000	394,944
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Series A1T, (3M USD LIBOR + 1.55%), 3.71%, 11/15/29(a)(b)	569,000	564,996
Fortress Credit Opportunities VII CLO Ltd., Series 2016-7I, Class E, (3M USD LIBOR + 7.49%), 9.61%, 12/15/28(b)	302,000	290,449
Great American Auto Leasing, Inc., Series 2019-1, Class A4, 3.21%, 2/18/25(a)	302,000	310,600
Great American Auto Leasing, Inc., Series 2019-1, Class B, 3.37%, 2/18/25(a)	308,000	317,829
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class B, 2.99%, 6/17/24(a)	306,000	310,361
Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.60%, 11/22/27(a)	695,000	699,734

	Par	Value

Other (Continued)
Hercules Capital Funding Trust, Series 2019-1A, Class A, 4.70%, 2/20/28(a)	$450,000	$456,182
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29(a)	100,000	100,254
Ivy Hill Middle Market Credit Fund X Ltd., Series 10A, Class A1AR, (3M USD LIBOR + 1.25%), 3.25%, 7/18/30(a)(b)	273,000	269,208
John Deere Owner Trust, Series 2019-A, Class A4, 3.00%, 1/15/26	299,000	308,265
MelTel Land Funding LLC, Series 2019-1A, Class C, 6.07%, 4/15/49(a)	188,000	194,876
Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.50%, 8/25/58(a)(c)	264,803	272,526
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24(a)	595,000	600,623
MMAF Equipment Finance LLC, Series 2018-A, Class A4, 3.39%, 1/10/25(a)	500,000	515,065
MMAF Equipment Finance LLC, Series 2019-A, Class A3, 2.84%, 11/13/23(a)	400,000	406,919
Nationstar HECM Loan Trust, Series 2019-1A, Class M1, 2.66%, 6/25/29(a)	606,000	609,234
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2019-T3, Class AT3, 2.51%, 10/20/52(a)	285,000	286,086
NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.19%, 1/25/23(a)	567,971	570,570
PFS Financing Corp, Series 2019-A, Class B, 3.13%, 4/15/24(a)	603,000	610,604
PFS Financing Corp., Series 2018-F, Class A, 3.52%, 10/15/23(a)	405,000	415,622
PFS Financing Corp., Series 2019-A, Class A2, 2.86%, 4/15/24(a)	603,000	614,036

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Other (Continued)
Sound Point Clo XII Ltd., Series 2016-2A, Class AR, (3M USD LIBOR + 1.29%, 1.29% Floor), 3.26%, 10/20/28(a)(b)	$301,000	$300,672
Telos CLO Ltd., Series 2014-5A, Class A1R, (3M USD LIBOR + 0.95%, 0.95% Floor), 2.95%, 4/17/28(a)(b)	250,000	248,566
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58(a)	554,357	566,612
Trinitas CLO V Ltd., Series 2016-5A, Class AR, (3M USD LIBOR + 1.39%, 1.39% Floor), 3.33%, 10/25/28(a)(b)	372,000	371,855
VCO LLC, Series 2018-1A, Class A, (3M USD LIBOR + 1.50%, 1.50% Floor), 3.47%, 7/20/30(a)(b)	302,000	300,293
Venture XVII CLO Ltd., Series 2014-17A, Class ARR, (3M USD LIBOR + 0.88%), 2.88%, 4/15/27(a)(b)	197,000	195,264
Verizon Owner Trust, Series 2019-A, Class B, 3.02%, 9/20/23	585,000	597,616
Verizon Owner Trust, Series 2019-B, Class B, 2.40%, 12/20/23	605,000	609,344
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94%, 4/22/24	165,000	165,055
Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	375,000	374,849
Volvo Financial Equipment LLC Series, Series 2019-1A, Class A4, 3.13%, 11/15/23(a)	302,000	310,357
Wellfleet CLO Ltd., Series 2016-1A, Class AR, (3M USD LIBOR + 0.91%), 2.88%, 4/20/28(a)(b)	300,000	298,220
West CLO Ltd., Series 2014-2A, Series A1BR, 2.72%, 1/16/27(a)	186,451	185,601
		19,176,295

	Par	Value

Whole Loan – 0.8%
BRAVO Residential Funding Trust, Series 2019-1, Class A1C, 3.50%, 3/25/58(a)	$534,843	$543,092
CIM Trust, Series 2017-7, Class A, 3.00%, 4/25/57(a)	268,665	270,542
CIM Trust, Series 2018-R3, Class A1, 5.00%, 12/25/57(a)	506,908	532,037
		1,345,671

Total Asset-Backed Securities (Cost $34,901,428)		35,370,461
	Number of Shares

Common Stocks – 0.2%
Oil & Gas Services – 0.2%
PHI Group Inc.(d)(e)*	30,348	252,192

Total Common Stocks (Cost $252,192)		252,192
	Par

Corporate Bonds – 0.7%
Chemicals – 0.2%
Neon Holdings, Inc., 10.12%, 4/01/26(a)	300,000	296,625

Coal – 0.2%
Natural Resource Partners L.P./NRP Finance Corp., 9.13%, 6/30/25(a)	295,000	276,563

Commercial Services – 0.3%
StoneMor Partners L.P./Cornerstone Family Services of West Virginia Subsidiary, 11.50%, 6/30/24(a)(f)	581,952	570,313

Oil & Gas Services – 0.0%(g)
Bristow Group, Inc., 8.75%, 3/01/23(a)(h)	67,000	65,660

Total Corporate Bonds (Cost $1,210,276)		1,209,161

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Term Loans – 2.0%(b)
Advertising – 0.3%
ABG Intermediate Holdings 2 LLC, Initial Term Loan, (1M USD LIBOR + 7.75%, 1.00% Floor), 9.54%, 9/29/25	$416,000	$413,575
9/29/25(i)	19,000	18,889
		432,464

Oil & Gas Services – 0.3%
PHI Group, Inc., Loan, (1M USD LIBOR + 7.00%, 1.00% Floor), 8.79%, 9/04/24	561,000	551,536

Retail – 0.9%
Barney’s, Inc., Term Loan A, (3M USD LIBOR + 12.00%), 14.18%, 3/31/20	569,951	565,889
General Nutrition Centers, Inc., FILO Term Loan, (1M USD LIBOR + 7.00%), 8.79%, 12/31/22	196,000	195,320
J.C. Penney Corp., Inc., Loan, (3M USD LIBOR + 4.25%, 1.00% Floor), 6.39%, 6/23/23	283,409	249,116
Transform SR Holdings LLC, FILO Term Loan, (3M USD LIBOR + 7.25%), 9.18%, 2/12/24	432,000	430,920
		1,441,245

Telecommunications – 0.5%
LOGIX Holding Co. LLC, Initial Term Loan, (1M USD LIBOR + 5.75%, 1.00% Floor), 7.54%, 12/22/24	206,119	200,966
Windstream Services LLC, Term Facility, (1M USD LIBOR + 2.50%), 4.29%, 2/26/21	300,000	300,000
Xplornet Communications Inc., Term B Loan, (3M USD LIBOR + 4.00%, 1.00% Floor), 6.10%, 9/09/21	302,160	301,405
9/09/21(i)	81,925	81,720
		884,091

		Par	Value

Transportation – 0.0%(g)
Hanjin International Corp., Initial Term Loan, 10/18/20(i)		$63,000	$62,212

Total Term Loans (Cost $3,383,502)			3,371,548

U.S. Government Obligations – 2.4%
U.S. Treasury Notes – 2.4%
1.75%, 7/15/22		4,185,000	4,209,685

Total U.S. Government Obligations (Cost $4,194,128)			4,209,685
		Number of Shares

Warrants – 0.1%
Oil & Gas Services – 0.1%
PHI Group Inc. (d)(e)*	USD	14,038	116,656

Total Warrants (Cost $110,837)			116,656
		Par

Mortgage-Backed Securities – 11.8%
Federal Home Loan Mortgage Corporation – 0.5%
Series 4336, Class WV, 3.00%, 10/15/25		316,290	325,079
Series 4387, Class VA, 3.00%, 2/15/26		413,150	425,521
Multifamily Structured Pass Through Certificates, Series K024, Class A2, 2.57%, 9/25/22		52,000	52,896
Series K042, Class A1, 2.27%, 6/25/24		143,196	144,251
			947,747

Federal Home Loan Mortgage Corporation Gold – 2.1%
Pool, #E04232, 2.50%, 2/01/28		532,019	540,694
#E04360, 2.50%, 4/01/28		529,053	537,680
#G15601, 2.50%, 1/01/29		176,639	179,941
#G16476, 3.00%, 4/01/28		385,102	396,083
#G18431, 2.50%, 4/01/27		169,330	171,620
#J18051, 3.00%, 2/01/27		346,670	356,780
#J20465, 2.50%, 9/01/27		248,646	252,439
#J20770, 2.50%, 10/01/27		218,579	221,542

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Federal Home Loan Mortgage Corporation Gold (Continued)
#J20834, 2.50%, 10/01/27	$539,032	$547,255
#J21434, 2.50%, 12/01/27	395,507	400,876
		3,604,910

Federal National Mortgage Association – 7.5%
Series 2012-128, Class WC, 1.75%, 10/25/32	103,025	101,999
Series 2012-144, Class PD, 3.50%, 4/25/42	260,676	269,065
Series 2014-3, Class AM, 2.50%, 1/25/32	510,652	515,405
Series 284, Class 1,0.00%, 7/25/27(j)	196,949	180,806
Pool, #AB4720, 2.50%, 3/01/27	531,175	538,051
#AB6192, 2.50%, 9/01/27	394,762	400,565
#AB7241, 2.00%, 12/01/27	166,480	166,512
#AB7905, 2.50%, 2/01/28	710,987	721,435
#AB8862, 2.50%, 4/01/28	162,291	165,013
#AK3263, 3.00%, 2/01/27	512,257	526,912
#AK7393, 2.50%, 3/01/27	536,855	543,805
#AK7766, 2.50%, 3/01/27	529,603	536,441
#AL1366, 2.50%, 2/01/27	543,959	551,041
#AL1562, 2.50%, 4/01/27	197,237	199,791
#AL5254, 3.00%, 11/01/27	510,098	524,689
#AL5638, 3.00%, 6/01/28	514,173	528,888
#AP9574, 2.50%, 10/01/27	571,563	580,564
#AQ0437, 2.50%, 10/01/27	972,555	985,166
#AQ7281, 2.00%, 12/01/27	403,107	403,186
#AQ8185, 2.50%, 1/01/28	181,929	184,014
#AQ8719, 2.50%, 12/01/27	412,091	417,458
#AR3878, 2.50%, 2/01/28	631,315	642,790
#AS8618, 2.50%, 1/01/27	465,612	470,643
#BM1595, 2.50%, 3/01/31	395,357	400,251

	Par	Value

Federal National Mortgage Association (Continued)
#BM3954, 2.50%, 12/01/28	$462,062	$468,066
#BM4406, 2.50%, 9/01/28	395,183	400,565
#BM4743, 2.00%, 8/01/30	403,819	403,896
#BM5514, 2.50%, 2/01/29	392,556	397,060
#MA1101, 2.50%, 7/01/27	252,904	256,185
#MA2676, 2.50%, 7/01/26	312,980	316,362
#MA3079, 2.50%, 7/01/27	64,211	64,905
#MA3158, 2.50%, 10/01/27	92,358	93,355
		12,954,884

Government National Mortgage Association – 1.7%
Series 2010-161, Class B, 3.00%, 7/16/40	138,325	138,622
Series 2011-9, Class C, 3.50%, 9/16/41(c)	236,544	238,796
Series 2012-150, Class IO, 0.71%, 11/16/52(c)	2,599,391	101,228
Series 2014-138, Class A, 2.70%, 1/16/44	300,464	301,231
Series 2014-148, Class A, 2.65%, 11/16/43	592,192	593,229
Series 2015-108, Class IO, 0.89%, 10/16/56(c)	811,569	42,877
Series 2015-41, Class AF, 3.06%, 9/16/56(c)	543,334	561,776
Series 2015-47, Class IO, 0.84%, 10/16/56(c)	4,235,164	220,869
Series 2015-7, Class IO, 0.78%, 1/16/57(c)	4,812,064	259,111
Series 2019-39, Class A, 3.10%, 5/16/59	395,476	401,961
		2,859,700

Total Mortgage-Backed Securities (Cost $19,982,677)		20,367,241
	Number of Shares

Investment Companies – 46.7%
Schwab Intermediate-Term U.S. Treasury ETF	469,813	26,126,301
Schwab Short-Term U.S. Treasury ETF	251,559	12,746,495
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	273,584	25,060,294

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Number of Shares	Value

Vanguard Short-Term Inflation-Protected Securities ETF	336,601	$16,554,037

Total Investment Companies (Cost $79,848,242)		80,487,127

Short-Term Investments – 15.7%
Money Market Fund – 15.2%

Northern Institutional Funds - Treasury Portfolio (Premier), 1.72%(k)	26,189,018	26,189,018

U.S. Treasury Bills – 0.5%
U.S. Treasury Bill, 1.47%, 11/05/19(l)	856,000	855,856

Total Short-Term Investments (Cost $27,044,860)		27,044,874

Total Investments – 100.1% (Cost $170,928,142)		172,428,945

Liabilities less Other Assets – (0.1)%		(168,313)

NET ASSETS – 100.0%		$172,260,632

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(b)	Variable rate security. Rate as of October 31, 2019 is disclosed.
(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2019 is disclosed.

(d)	This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Financial Statements).
(e)

These restricted securities constituted 0.22% of total net assets at October 31, 2019, most of which are considered liquid by the Advisor. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale.

(f)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(g)	Amount rounds to less than 0.05%.
(h)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(i)	Position is unsettled. Contract rate was not determined at October 31, 2019 and does not take effect until settlement date.
(j)	Zero coupon bond.
(k)	7-day current yield as of October 31, 2019 is disclosed.
(l)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets

Abbreviations:
1M	1 Month
3M	3 Month
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
IO	Interest Only
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

USD	United States Dollar

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals

Investments

Assets:

Asset-Backed Securities	$—	$35,370,461	$—	$35,370,461
Common Stocks	—	—	252,192	252,192
Corporate Bonds	—	1,209,161	—	1,209,161
Term Loans	—	3,371,548	—	3,371,548
U.S. Government Obligations	—	4,209,685	—	4,209,685
Mortgage-Backed Securities	—	20,367,241	—	20,367,241
Investment Companies	80,487,127	—	—	80,487,127
Short-Term Investments	26,189,018	855,856	—	27,044,874
Warrants	—	—	116,656	116,656

Total Investments	$106,676,145	$65,383,952	$368,848	$172,428,945

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments

Morningstar Multisector Bond Fund

	Number of Shares	Value
Common Stocks – 0.0%(a)
Chemicals – 0.0%(a)
Hexion Holdings Corp., Class B*	434	$4,384

Oil & Gas – 0.0%(a)
Halcon Resources Corp.(b)*	363	7,213
Whiting Petroleum Corp.*	1,781	11,291
		18,504

Pharmaceuticals – 0.0%(a)
Bristol-Myers Squibb Co.	582	33,389
Total Common Stocks (Cost $132,175)		56,277
Convertible Preferred Stocks – 0.2%
Agriculture – 0.2%
Bunge Ltd., 4.88%	3,658	371,351
Total Convertible Preferred Stocks (Cost $364,103)		371,351
	Par(c)
Convertible Bonds – 0.9%
Biotechnology – 0.2%
BioMarin Pharmaceutical, Inc., 0.60%, 8/01/24	$265,000	265,047
Intercept Pharmaceuticals, Inc., 3.25%, 7/01/23	65,000	56,942
PTC Therapeutics, Inc., 3.00%, 8/15/22	65,000	70,252
		392,241

Computers – 0.0%(a)
Pure Storage, Inc., 0.13%, 4/15/23	60,000	62,929

Internet – 0.0%(a)
Palo Alto Networks, Inc., 0.75%, 7/01/23	40,000	43,998

Media – 0.2%
DISH Network Corp., 2.38%, 3/15/24	220,000	197,209
3.37%, 8/15/26	115,000	107,532
		304,741

Oil & Gas – 0.2%
Chesapeake Energy Corp., 5.50%, 9/15/26	205,000	113,134
Nabors Industries, Inc., 0.75%, 1/15/24	115,000	72,831

	Par(c)	Value

Oil & Gas (Continued)
PDC Energy, Inc., 1.12%, 9/15/21	$55,000	$49,494
SM Energy Co., 1.50%, 7/01/21	40,000	35,600
Whiting Petroleum Corp., 1.25%, 4/01/20	13,000	12,778
		283,837

Oil & Gas Services – 0.0%(a)
Oil States International, Inc., 1.50%, 2/15/23	70,000	59,257

Pharmaceuticals – 0.1%
Dermira, Inc., 3.00%, 5/15/22	65,000	53,950
Flexion Therapeutics, Inc., 3.37%, 5/01/24	70,000	67,219
		121,169

Software – 0.1%
Avaya Holdings Corp., 2.25%, 6/15/23	105,000	92,028
Evolent Health, Inc., 2.00%, 12/01/21	65,000	57,073
Nuance Communications, Inc., 1.25%, 4/01/25	20,000	21,025
1.00%, 12/15/35	105,000	102,073
		272,199

Telecommunications – 0.0%(a)
CalAmp Corp., 2.00%, 8/01/25	105,000	86,302

Trucking & Leasing – 0.1%
Greenbrier (The) Cos., Inc., 2.88%, 2/01/24	125,000	119,928

Total Convertible Bonds (Cost $1,836,481)		1,746,601
Corporate Bonds – 9.1%
Advertising – 0.0%(a)
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(d)	5,000	5,238

Aerospace/Defense – 0.2%
BBA US Holdings, Inc., 4.00%, 3/01/28(d)	175,000	173,688
TransDigm, Inc., 6.25%, 3/15/26(d)	185,000	198,181
		371,869

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(c)	Value

Apparel – 0.1%
Hanesbrands, Inc., 4.63%, 5/15/24(d)	$85,000	$89,352
4.88%, 5/15/26(d)	35,000	37,012
William Carter (The) Co., 5.62%, 3/15/27(d)	15,000	16,050
		142,414

Auto Manufacturers – 0.1%
Allison Transmission, Inc., 5.00%, 10/01/24(d)	53,000	54,259
5.88%, 6/01/29(d)	70,000	75,425
		129,684

Auto Parts & Equipment – 0.1%
Dana Financing Luxembourg S.a.r.l., 5.75%, 4/15/25(d)	23,000	23,633
Delphi Technologies PLC, 5.00%, 10/01/25(d)	146,000	126,290
Goodyear Tire & Rubber (The) Co., 5.00%, 5/31/26	75,000	77,531
		227,454

Banks – 0.1%
CIT Group, Inc., 4.13%, 3/09/21	75,000	76,688
5.00%, 8/01/23	75,000	80,812
Provident Funding Associates L.P./PFG Finance Corp., 6.37%, 6/15/25(d)	30,000	29,166
		186,666

Building Materials – 0.3%
James Hardie International Finance DAC, 4.75%, 1/15/25(d)	240,000	248,962
JELD-WEN, Inc., 4.63%, 12/15/25(d)	43,000	42,570
Masonite International Corp., 5.38%, 2/01/28(d)	40,000	42,300
Summit Materials LLC/Summit Materials Finance Corp., 6.12%, 7/15/23	60,000	61,147
US Concrete, Inc., 6.37%, 6/01/24	154,000	160,302
		555,281

Commercial Services – 0.3%
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.87%, 10/01/22(d)	43,000	38,055

	Par(c)	Value
Commercial Services (Continued)
MPH Acquisition Holdings LLC, 7.12%, 6/01/24(d)	$120,000	$111,006
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(d)	165,000	165,828
United Rentals North America, Inc., 4.63%, 10/15/25	121,000	123,722
5.87%, 9/15/26	40,000	42,377
6.50%, 12/15/26	30,000	32,475
11/15/27(e)	30,000	30,308
		543,771

Computers – 0.0%(a)
Western Digital Corp., 4.75%, 2/15/26	73,000	74,599

Distribution/Wholesale – 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(d)	60,000	59,850
Performance Food Group, Inc., 5.50%, 10/15/27(d)	45,000	47,588
		107,438

Diversified Financial Services – 0.8%
Aircastle Ltd., 5.50%, 2/15/22	148,000	157,199
Ally Financial, Inc., 4.13%, 3/30/20	149,000	149,968
4.13%, 2/13/22	77,000	79,595
4.63%, 3/30/25	140,000	152,278
5.75%, 11/20/25	220,000	245,025
Nationstar Mortgage Holdings, Inc., 8.12%, 7/15/23(d)	115,000	121,900
Navient Corp., 7.25%, 1/25/22	117,000	126,910
6.50%, 6/15/22	20,000	21,400
5.50%, 1/25/23	65,000	67,519
Quicken Loans, Inc., 5.75%, 5/01/25(d)	205,000	211,043
5.75%, 5/01/25	65,000	66,916
5.25%, 1/15/28(d)	75,000	77,344
Springleaf Finance Corp., 6.87%, 3/15/25	10,000	11,325
7.12%, 3/15/26	135,000	153,900
		1,642,322

Electric – 0.2%
AES Corp., 4.00%, 3/15/21	152,000	154,470

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(c)	Value

Electric (Continued)
5.50%, 4/15/25	$36,000	$37,384
6.00%, 5/15/26	37,000	39,509
Vistra Operations Co. LLC, 5.50%, 9/01/26(d)	135,000	142,657
		374,020

Entertainment – 0.1%
Live Nation Entertainment, Inc., 4.75%, 10/15/27(d)	65,000	67,769
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(d)	60,000	59,868
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.12%, 10/01/29(d)	40,000	41,800
		169,437

Food – 0.2%
B&G Foods, Inc., 5.25%, 4/01/25	38,000	38,808
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 6/15/25(d)	32,000	33,240
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29(d)	10,000	11,125
5.50%, 1/15/30(d)	55,000	59,194
Pilgrim’s Pride Corp., 5.75%, 3/15/25(d)	79,000	81,962
5.87%, 9/30/27(d)	40,000	42,861
Post Holdings, Inc., 5.75%, 3/01/27(d)	71,000	75,589
		342,779

Healthcare – Products – 0.0%(a)
Hill-Rom Holdings, Inc., 4.38%, 9/15/27(d)	20,000	20,600
Hologic, Inc., 4.37%, 10/15/25(d)	70,000	71,717
		92,317

Healthcare – Services – 0.7%
Catalent Pharma Solutions, Inc., 4.88%, 1/15/26(d)	55,000	56,788
Centene Corp., 4.75%, 1/15/25	150,000	155,176
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	65,000	63,334
DaVita, Inc., 5.12%, 7/15/24	45,000	45,935

	Par(c)	Value

Healthcare – Services (Continued)
Encompass Health Corp., 4.50%, 2/01/28	$65,000	$66,463
4.75%, 2/01/30	70,000	72,188
HCA, Inc., 5.37%, 2/01/25	400,000	439,500
5.25%, 4/15/25	147,000	163,556
Polaris Intermediate Corp., (100% Cash), 8.50%, 12/01/22(d)(f)	217,000	181,737
Tenet Healthcare Corp., 5.13%, 5/01/25	110,000	112,612
		1,357,289

Home Builders – 0.2%
Installed Building Products, Inc., 5.75%, 2/01/28(d)	25,000	26,262
KB Home, 11/15/29(e)	50,000	50,406
Lennar Corp., 4.75%, 11/15/22	74,000	77,885
4.75%, 5/30/25	155,000	165,850
PulteGroup, Inc., 6.37%, 5/15/33	96,000	108,960
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(d)	35,000	38,763
		468,126

Insurance – 0.1%
CNO Financial Group, Inc., 5.25%, 5/30/25	111,000	121,545

Internet – 0.3%
Netflix, Inc., 4.88%, 4/15/28	182,000	188,059
5.37%, 11/15/29(d)	65,000	68,413
Uber Technologies, Inc., 7.50%, 11/01/23(d)	150,000	152,662
7.50%, 9/15/27(d)	195,000	192,075
		601,209

Investment Companies – 0.1%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.88%, 2/01/22	115,000	116,006
6.75%, 2/01/24	55,000	57,338
4.75%, 9/15/24(d)	110,000	111,100
		284,444

Iron/Steel – 0.1%
Commercial Metals Co., 4.88%, 5/15/23	119,000	122,867

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(c)	Value

Leisure Time – 0.0%(a)
Sabre GLBL, Inc., 5.25%, 11/15/23(d)	$93,000	$95,325

Lodging – 0.3%
Boyd Gaming Corp., 6.37%, 4/01/26	15,000	15,938
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24	63,000	64,102
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 4/01/25	62,000	63,705
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28(d)	115,000	117,622
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26	16,000	17,300
MGM Resorts International, 7.75%, 3/15/22	139,000	155,332
Wyndham Destinations, Inc., 5.62%, 3/01/21	150,000	155,250
		589,249

Media – 1.0%
AMC Networks, Inc., 4.75%, 12/15/22	39,000	39,244
5.00%, 4/01/24	55,000	56,021
4.75%, 8/01/25	41,000	41,359
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	39,000	39,536
5.13%, 2/15/23	70,000	71,488
5.75%, 1/15/24	16,000	16,395
5.37%, 5/01/25(d)	105,000	108,937
5.38%, 6/01/29(d)	180,000	192,150
4.75%, 3/01/30(d)	130,000	132,561
CSC Holdings LLC, 6.75%, 11/15/21	121,000	130,377
5.50%, 4/15/27(d)	200,000	212,002
5.75%, 1/15/30(d)	220,000	231,275
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26(d)	215,000	224,675
6.62%, 8/15/27(d)	60,000	61,800
DISH DBS Corp., 7.75%, 7/01/26	65,000	65,575
Gray Television, Inc., 5.13%, 10/15/24(d)	35,000	36,269
iHeartCommunications, Inc., 8.37%, 5/01/27	10,000	10,725

	Par(c)	Value

Media (Continued)
Meredith Corp., 6.87%, 2/01/26	$171,000	$176,255
Nexstar Broadcasting, Inc., 5.62%, 7/15/27(d)	20,000	21,094
		1,867,738

Mining – 0.1%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	205,000	200,131

Office/Business Equipment – 0.1%
CDW LLC/CDW
Finance Corp., 4.25%, 4/01/28	115,000	119,036

Oil & Gas – 0.7%
Bruin E&P Partners LLC, 8.87%, 8/01/23(d)	199,000	131,340
California Resources Corp., 8.00%, 12/15/22(d)	164,000	50,840
Centennial Resource Production LLC, 5.38%, 1/15/26(d)	60,000	56,250
6.87%, 4/01/27(d)	105,000	102,900
Denbury Resources, Inc., 7.75%, 2/15/24(d)	38,000	27,930
Gulfport Energy Corp., 6.00%, 10/15/24	185,000	118,862
6.37%, 5/15/25	55,000	33,275
6.37%, 1/15/26	29,000	17,400
Montage Resources Corp., 8.87%, 7/15/23	121,000	92,867
Oasis Petroleum, Inc., 6.87%, 3/15/22	59,000	51,773
SM Energy Co., 6.13%, 11/15/22	45,000	42,863
5.00%, 1/15/24	150,000	132,750
5.63%, 6/01/25	47,000	39,833
Transocean Guardian Ltd., 5.88%, 1/15/24(d)	60,520	60,520
Transocean Pontus Ltd., 6.13%, 8/01/25(d)	4,450	4,439
Transocean Sentry Ltd., 5.38%, 5/15/23(d)	160,000	158,400
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(d)	50,000	19,000
Viper Energy Partners L.P., 5.38%, 11/01/27(d)	10,000	10,100
Whiting Petroleum Corp., 6.25%, 4/01/23	160,000	116,000
6.62%, 1/15/26	75,000	46,500
		1,313,842

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(c)	Value

Oil & Gas Services – 0.0%(a)
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 5/01/24(d)	$178,000	$33,598
Transocean Proteus Ltd., 6.25%, 12/01/24(d)	28,500	28,571
		62,169

Packaging & Containers – 0.1%
Berry Global, Inc., 4.50%, 2/15/26(d)	55,000	55,344
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/26	39,000	40,923
Silgan Holdings, Inc., 4.75%, 3/15/25	95,000	97,137
		193,404

Pharmaceuticals – 0.2%
Bausch Health Cos., Inc., 5.50%, 3/01/23(d)	5,000	5,044
5.88%, 5/15/23(d)	20,000	20,300
6.12%, 4/15/25(d)	80,000	83,050
9.00%, 12/15/25(d)	35,000	39,294
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 2/01/25(d)	200,000	127,500
Mylan N.V., 5.25%, 6/15/46	75,000	80,427
Mylan, Inc., 5.40%, 11/29/43	25,000	26,766
5.20%, 4/15/48	10,000	10,729
		393,110

Pipelines – 0.5%
Energy Transfer Operating
L.P.,(3M USD LIBOR + 4.03%), 6.25%, 2/15/23(g)(h)	152,000	141,360
EnLink Midstream Partners L.P., 5.60%, 4/01/44	10,000	7,675
5.05%, 4/01/45	5,000	3,750
5.45%, 6/01/47	130,000	99,450
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp., 5.62%, 2/15/26(d)	184,000	192,510
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/01/23	67,000	66,750

	Par(c)	Value

Pipelines (Continued)
NGPL PipeCo LLC, 4.38%, 8/15/22(d)	$113,000	$117,315
4.88%, 8/15/27(d)	38,000	40,873
NuStar Logistics L.P., 5.62%, 4/28/27	120,000	124,800
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.25%, 5/01/23	113,000	113,424
		907,907

Real Estate Investment Trusts – 0.7%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 5/15/26(d)	270,000	281,812
Equinix, Inc., 5.37%, 1/01/22	76,000	77,497
Iron Mountain, Inc., 4.88%, 9/15/29(d)	285,000	291,769
iStar, Inc., 5.25%, 9/15/22	38,000	38,902
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.87%, 8/01/21(d)	36,000	36,540
5.25%, 10/01/25(d)	85,000	86,275
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/01/27(d)	35,000	39,550
4.50%, 1/15/28	246,000	257,685
Service Properties Trust, 4.35%, 10/01/24	140,000	143,181
4.75%, 10/01/26	65,000	66,636
Starwood Property Trust, Inc., 3.63%, 2/01/21	29,000	29,218
4.75%, 3/15/25	62,000	64,383
		1,413,448

Retail – 0.3%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	123,000	126,997
Group 1 Automotive, Inc., 5.00%, 6/01/22	92,000	93,063
IRB Holding Corp., 6.75%, 2/15/26(d)	85,000	86,488
JC Penney Corp., Inc., 5.87%, 7/01/23(d)	167,000	145,290

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(c)	Value

Retail (Continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/26(d)	$115,000	$121,612
Murphy Oil USA, Inc., 4.75%, 9/15/29	20,000	20,875
Yum! Brands, Inc., 4.75%, 1/15/30(d)	10,000	10,488
		604,813

Software – 0.2%
Camelot Finance S.A., 4.50%, 11/01/26(d)	75,000	75,780
CDK Global, Inc., 5.25%, 5/15/29(d)	20,000	21,237
Dun & Bradstreet (The) Corp., 6.88%, 8/15/26(d)	120,000	131,211
MSCI, Inc., 5.25%, 11/15/24(d)	118,000	121,245
SS&C Technologies, Inc., 5.50%, 9/30/27(d)	115,000	123,050
		472,523

Telecommunications – 0.8%
CenturyLink, Inc., 5.80%, 3/15/22	38,000	40,138
CommScope Technologies LLC, 6.00%, 6/15/25(d)	5,000	4,449
5.00%, 3/15/27(d)	140,000	114,450
CommScope, Inc., 5.50%, 3/01/24(d)	70,000	70,945
8.25%, 3/01/27(d)	115,000	108,931
Frontier Communications Corp., 8.50%, 4/01/26(d)	122,000	122,305
8.00%, 4/01/27(d)	135,000	141,750
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(d)	75,000	77,826
Level 3 Financing, Inc., 4.63%, 9/15/27(d)	145,000	147,537
Sprint Capital Corp., 6.88%, 11/15/28	110,000	119,865
8.75%, 3/15/32	30,000	36,581
Sprint Corp., 7.25%, 9/15/21	183,000	195,272
7.87%, 9/15/23	20,000	22,075
7.12%, 6/15/24	110,000	119,350
T-Mobile USA, Inc., 4.00%, 4/15/22	150,000	154,831

		Par(c)	Value

Telecommunications (Continued)
4.50%, 2/01/26		$55,000	$56,719
Windstream Services LLC/Windstream Finance Corp., 10.50%, 6/30/24(d)(i)		46,000	25,070
			1,558,094

Total Corporate Bonds (Cost $17,645,805)			17,711,558

Foreign Government Inflation-Linked Bonds – 0.1%

Sovereign – 0.1%
Bonos de la Tesoreria de la Republica, 2.00%, 3/01/35	CLP	3,500	157,770

Total Foreign Government Inflation-Linked Bonds (Cost $177,374)			157,770

Foreign Issuer Bonds – 71.0%
Angola – 0.4%
Angolan Government International Bond, 8.25%, 5/09/28(d)		260,000	271,417
9.38%, 5/08/48(d)		400,000	422,580
			693,997

Argentina – 0.9%
Argentina POM Politica Monetaria, (Argentina Blended Historical Policy Rate + 0.00%), 72.24% 6/21/20(j)	ARS	1,347,820	10,351
Argentina Treasury Bill,
0.00%, 11/28/19(k)	ARS	4,270,600	22,116
0.00%, 12/12/19(k)	ARS	3,459,900	16,770
0.00%, 2/26/20(k)	ARS	5,140,100	41,847
0.00%, 3/11/20(k)	ARS	395,400	3,086
0.00%, 3/30/20(k)	ARS	16,603,400	251,175
0.00%, 4/08/20(k)	ARS	1,383,930	4,464
0.00%, 4/28/20(k)	ARS	988,500	13,821
0.00%, 5/13/20(k)	ARS	7,314,900	95,610
0.00%, 5/28/20(k)	ARS	3,360,900	37,294
0.00%, 7/29/20(k)	ARS	8,144,900	91,397
0.00%, 8/27/20(k)	ARS	5,931,000	56,815
0.00%, 10/29/20(k)	ARS	17,735,200	161,621
Argentine Bonos del Tesoro,
18.20%, 10/03/21	ARS	9,000,000	56,499
15.50%, 10/17/26	ARS	3,952,000	25,451

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(c)	Value

Argentina (Continued)
Argentine Republic Government International Bond, 4.63%, 1/11/23		$179,000	$71,602
7.50%, 4/22/26		150,000	63,602
6.87%, 1/26/27		551,000	216,273
5.88%, 1/11/28		191,000	72,582
7.62%, 4/22/46		610,000	244,915
YPF S.A., (Argentina Deposit Rates Badlar Private Banks 30-35 Days + 4.00%), 63.35%, 7/07/20(d)(j)		24,000	4,124
6.95%, 7/21/27(d)		120,000	89,581
			1,650,996

Australia – 0.1%
FMG Resources (August 2006) Pty. Ltd., 5.13% 5/15/24(d)		40,000	42,000
Mineral Resources Ltd., 8.12% 5/01/27(d)		105,000	110,513
			152,513

Azerbaijan – 0.1%
Southern Gas Corridor CJSC, 6.88% 3/24/26		200,000	233,568

Bahrain – 0.7%
Bahrain Government International Bond, 7.00%, 10/12/28(d)		250,000	288,225
6.75%, 9/20/29		400,000	457,802
5.63%, 9/30/31(d)		200,000	209,847
7.50%, 9/20/47		200,000	235,265
Oil and Gas Holding (The) Co. BSCC, 8.37% 11/07/28(d)		200,000	235,243
			1,426,382

Belgium – 0.2%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50% 3/01/28(d)		400,000	427,512

Brazil – 7.6%
Banco BTG Pactual S.A., (5Y US Treasury CMT + 5.26%), 7.75% 2/15/29(d)(h)		200,000	211,300
Banco do Brasil S.A., (10Y US Treasury CMT + 4.40%), 6.25% 4/15/24(g)(h)		400,000	397,800
Brazil Letras do Tesouro Nacional, 0.00%, 1/01/20(k)	BRL	100,000	24,747

		Par(c)	Value

Brazil (Continued)
0.00%, 4/01/20(k)	BRL	$350,000	$85,723
0.00%, 7/01/20(k)	BRL	290,000	70,305
0.00%, 4/01/21(k)	BRL	170,000	39,819
0.00%, 7/01/21(k)	BRL	4,660,000	1,077,644
Brazil Notas do Tesouro Nacional, Serie F, 10.00%, 1/01/23	BRL	4,845,000	1,364,138
10.00%, 1/01/25	BRL	14,200,000	4,155,945
10.00%, 1/01/27	BRL	14,550,000	4,390,561
CSN Islands XII Corp., 7.00% 12/23/19(g)		100,000	88,087
InterCement Financial Operations B.V., 5.75% 7/17/24		200,000	147,002
Light Servicos de Eletricidade S.A./Light Energia S.A., 7.25% 5/03/23(d)		200,000	215,502
MARB BondCo PLC, 6.87% 1/19/25(d)		400,000	416,680
MV24 Capital B.V., 6.75% 6/01/34(d)		200,000	209,100
Petrobras Global Finance B.V., 5.75%, 2/01/29		61,000	67,884
6.90%, 3/19/49		25,000	29,058
6.85%, 6/05/15(l)		1,253,000	1,440,324
Prumo Participacoes e Investimentos S/A, 7.50% 12/31/31(d)		200,000	207,000
Usiminas International S.a.r.l., 5.88% 7/18/26(d)		200,000	203,500
			14,842,119

Canada – 0.5%
1011778 B.C. ULC/New Red Finance, Inc., 5.00%, 10/15/25(d)		104,000	106,600
3.88%, 1/15/28(d)		85,000	85,450
Baytex Energy Corp., 5.63% 6/01/24(d)		123,000	109,470
Bombardier, Inc., 6.00% 10/15/22(d)		140,000	136,500
Gran Tierra Energy, Inc., 7.75% 5/23/27(d)		200,000	191,000
Open Text Corp., 5.62%, 1/15/23(d)		45,000	45,844
5.87%, 6/01/26(d)		24,000	25,590
Parkland Fuel Corp., 6.00%, 4/01/26(d)		119,000	125,807
5.87%, 7/15/27(d)		80,000	84,666

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(c)	Value

Canada (Continued)
Seven Generations Energy Ltd., 6.87%, 6/30/23(d)		$37,000	$37,647
5.38%, 9/30/25(d)		41,000	39,975
			988,549

Chile – 0.8%
AES Gener S.A., (5Y USD Swap Rate + 4.64%), 7.13% 3/26/79(d)(h)		200,000	207,732
Bonos de la Tesoreria de la Republica en pesos, 4.50% 3/01/26	CLP	425,000,000	623,999
Latam Finance Ltd., 7.00% 3/01/26(d)		200,000	215,400
Sable International Finance Ltd., 5.75% 9/07/27(d)		500,000	520,625
			1,567,756

China – 0.5%
China Evergrande Group, 8.25% 3/23/22		200,000	186,252
Fantasia Holdings Group Co. Ltd., 7.38% 10/04/21		200,000	186,100
Kaisa Group Holdings Ltd., 8.50% 6/30/22		200,000	190,122
New Metro Global Ltd., 6.50% 4/23/21		200,000	198,031
Sunac China Holdings Ltd., 7.87% 2/15/22		200,000	205,226
			965,731

Colombia – 2.1%
Colombia Government International Bond, 4.50% 3/15/29		450,000	501,979
Colombian TES, 10.00%, 7/24/24	COP	1,920,700,000	682,873
7.50%, 8/26/26	COP	1,983,000,000	650,279
6.00%, 4/28/28	COP	2,287,000,000	685,938
7.75%, 9/18/30	COP	2,206,100,000	741,986
Ecopetrol S.A., 5.87% 5/28/45		310,000	357,352
Millicom International Cellular S.A., 5.13%, 1/15/28		200,000	206,000
6.25%, 3/25/29(d)		200,000	218,246
			4,044,653

Costa Rica – 0.5%
Autopistas del Sol S.A., 7.37% 12/30/30(d)		185,652	184,726

		Par(c)	Value

Costa Rica (Continued)
Costa Rica Government International Bond, 4.38%, 4/30/25		$400,000	$382,504
7.16%, 3/12/45		400,000	398,004
			965,234

Denmark – 0.1%
Danske Bank A/S, 5.00% 1/12/22(d)		200,000	210,718

Dominican Republic – 0.9%
Dominican Republic International Bond, 9.75%, 6/05/26(d)	DOP	9,200,000	177,119
5.95%, 1/25/27(d)		515,000	565,861
6.00%, 7/19/28(d)		150,000	165,939
6.85%, 1/27/45		200,000	225,252
6.40%, 6/05/49(d)		555,000	601,487
			1,735,658

Ecuador – 0.7%
Ecuador Government International Bond, 7.95%, 6/20/24		220,000	211,477
7.87%, 1/23/28(d)		340,000	303,450
10.75%, 1/31/29(d)		400,000	406,004
9.50%, 3/27/30(d)		450,000	430,312
			1,351,243

Egypt – 1.8%
Egypt Government International Bond, 6.59%, 2/21/28(d)		220,000	223,850
7.60%, 3/01/29(d)		600,000	634,169
8.50%, 1/31/47		400,000	422,895
8.70%, 3/01/49(d)		250,000	267,592
Egypt Treasury Bill,
0.00%, 11/05/19(k)	EGP	8,000,000	495,973
0.00%, 11/12/19(k)	EGP	8,500,000	525,551
0.00%, 11/19/19(k)	EGP	10,175,000	627,337
0.00%, 12/17/19(k)	EGP	2,500,000	152,201
0.00%, 1/07/20(k)	EGP	3,025,000	182,623
			3,532,191

El Salvador – 0.4%
El Salvador Government International Bond,
5.88%, 1/30/25		140,000	145,076
6.37%, 1/18/27		225,000	235,690
7.65%, 6/15/35		80,000	86,901
7.12%, 1/20/50(d)		300,000	304,350
			772,017

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(c)	Value

Finland – 0.0%(a)
Nokia OYJ, 4.38% 6/12/27		$79,000	$80,461

Ghana – 0.8%
Ghana Government International Bond, 7.63%, 5/16/29		200,000	202,540
8.12%, 3/26/32(d)		600,000	606,360
8.95%, 3/26/51(d)		200,000	202,150
Ghana Treasury Note, 19.75% 3/08/21	GHS	220,000	40,802
Republic of Ghana Government Bonds, 17.50%, 8/17/20	GHS	220,000	39,974
24.50%, 6/21/21	GHS	580,000	113,443
24.75%, 7/19/21	GHS	678,000	132,565
18.25%, 7/25/22	GHS	1,530,000	274,226
			1,612,060

Guatemala – 0.1%
Guatemala Government Bond, 4.90% 6/01/30(d)		200,000	211,580

Hungary – 0.7%
Hungary Government Bond, 6.75%, 10/22/28	HUF	65,000,000	314,122
3.00%, 8/21/30	HUF	114,500,000	428,504
3.25%, 10/22/31	HUF	139,550,000	534,462
			1,277,088

India – 2.1%
Adani Ports & Special Economic Zone Ltd., 4.37% 7/03/29(d)		200,000	208,574
Greenko Mauritius Ltd., 6.25% 2/21/23(d)		200,000	203,154
Greenko Solar Mauritius Ltd., 5.95% 7/29/26(d)		200,000	202,020
India Government Bond, 8.15%, 6/11/22	INR	139,200,000	2,072,229
8.24%, 2/15/27	INR	53,000,000	811,969
ReNew Power Ltd., 6.45% 9/27/22(d)		300,000	303,450
Vedanta Resources Finance II PLC, 9.25% 4/23/26(d)		200,000	200,500
			4,001,896

Indonesia – 6.1%
Indonesia Asahan Aluminium Persero PT,
6.53%, 11/15/28(d)		230,000	278,147
6.76%, 11/15/48(d)		250,000	320,702

		Par(c)	Value

Indonesia (Continued)
Indonesia Treasury Bond, 7.00%, 5/15/22	IDR	$41,698,000,000	$3,025,930
8.37%, 3/15/24	IDR	12,390,000,000	948,779
8.37%, 9/15/26	IDR	5,200,000,000	405,649
7.00%, 5/15/27	IDR	17,400,000,000	1,259,414
8.25%, 5/15/29	IDR	9,820,000,000	762,484
7.50%, 8/15/32	IDR	10,750,000,000	776,939
8.37%, 3/15/34	IDR	21,132,000,000	1,631,341
7.50%, 6/15/35	IDR	10,300,000,000	739,083
Minejesa Capital B.V., 4.63%, 8/10/30		200,000	206,754
5.63%, 8/10/37(d)		400,000	439,334
Perusahaan Penerbit SBSN Indonesia III, 4.15% 3/29/27		530,000	567,100
Saka Energi Indonesia PT, 4.45% 5/05/24(d)		400,000	407,033
			11,768,689

Ireland – 0.1%
C&W Senior Financing DAC, 6.88% 9/15/27(d)		200,000	210,500

Israel – 0.2%
Teva Pharmaceutical Finance Co. B.V., 2.95% 12/18/22		35,000	31,850
Teva Pharmaceutical Finance Netherlands III B.V., 2.80%, 7/21/23		175,000	151,375
4.10%, 10/01/46		412,000	282,220
			465,445

Italy – 0.0%(a)
Telecom Italia Capital S.A., 7.20% 7/18/36		39,000	45,630

Ivory Coast – 0.4%
Ivory Coast Government International Bond, 5.88%, 10/17/31(d)	EUR	200,000	226,995
6.13%, 6/15/33(d)		200,000	197,319
6.87%, 10/17/40(d)	EUR	350,000	400,673
			824,987

Japan – 3.6%
Japan Treasury Discount Bill, 0.00%, 12/09/19(k)	JPY	144,000,000	1,333,664
0.00%, 12/10/19(k)	JPY	90,000,000	833,544
0.00%, 12/16/19(k)	JPY	207,300,000	1,919,996
0.00%, 1/14/20(k)	JPY	71,400,000	661,424
0.00%, 1/20/20(k)	JPY	42,000,000	389,090
0.00%, 1/27/20(k)	JPY	71,000,000	657,782

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(c)	Value

Japan (Continued)
0.00%, 2/03/20(k)	JPY	$83,900,000	$777,331
0.00%, 3/10/20(k)	JPY	34,900,000	323,419
0.00%, 4/10/20(k)	JPY	13,000,000	120,495
			7,016,745

Kazakhstan – 0.7%
KazMunayGas National Co. JSC, 5.38% 4/24/30(d)		1,170,000	1,345,523

Kenya – 0.4%
Kenya Government International Bond, 7.00%, 5/22/27(d)		400,000	419,109
8.00%, 5/22/32(d)		400,000	426,077
			845,186

Lebanon – 0.2%
Lebanon Government International Bond, 6.10%, 10/04/22		350,000	209,625
6.00%, 1/27/23		266,000	158,377
6.65%, 4/22/24		84,000	48,111
			416,113

Luxembourg – 0.1%
Altice Luxembourg S.A., 10.50% 5/15/27(d)		200,000	226,250

Malaysia – 1.3%
Malaysia Government Bond, 3.48%, 3/15/23	MYR	1,025,000	247,106
4.18%, 7/15/24	MYR	2,540,000	630,051
3.90%, 11/16/27	MYR	1,155,000	284,840
3.89%, 8/15/29	MYR	3,745,000	930,235
3.84%, 4/15/33	MYR	471,000	114,176
4.89%, 6/08/38	MYR	1,085,000	298,567
			2,504,975

Mexico – 8.2%
Alpek S.A.B. de C.V., 4.25% 9/18/29(d)		200,000	203,700
Banco Mercantil del Norte S.A., (5Y US Treasury CMT + 5.04%), 6.87%, 7/06/22(d)(g)(h)		200,000	206,502
(10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(d)(g)(h)		200,000	208,550
Cemex S.A.B. de C.V., 5.70% 1/11/25		200,000	205,800
Cometa Energia S.A. de C.V., 6.38% 4/24/35(d)		193,800	209,789

		Par(c)	Value

Mexico (Continued)
Industrias Penoles S.A.B. de C.V., 5.65% 9/12/49(d)		$200,000	$205,750
Mexican Bonos, 7.25%, 12/09/21	MXN	41,520,000	2,189,780
6.50%, 6/09/22	MXN	51,130,000	2,657,516
8.00%, 12/07/23	MXN	21,930,000	1,199,484
10.00%, 12/05/24	MXN	36,320,000	2,164,473
5.75%, 3/05/26	MXN	12,175,000	602,987
7.50%, 6/03/27	MXN	14,390,000	782,423
8.50%, 5/31/29	MXN	4,600,000	268,149
7.75%, 5/29/31	MXN	8,900,000	495,247
8.50%, 11/18/38	MXN	7,120,000	424,802
7.75%, 11/13/42	MXN	20,680,000	1,149,422
Mexico Government International Bond, 4.60% 1/23/46		400,000	426,504
Petroleos Mexicanos, 5.35%, 2/12/28		535,000	528,312
6.50%, 1/23/29		975,000	1,016,925
7.69%, 1/23/50(d)		485,000	527,020
Unifin Financiera S.A.B. de C.V., 8.37% 1/27/28(d)		200,000	205,250
			15,878,385

Mongolia – 0.1%
Development Bank of Mongolia LLC, 7.25% 10/23/23(d)		200,000	209,692

Netherlands – 0.3%
Ziggo B.V., 5.50% 1/15/27(d)		525,000	553,875

Nigeria – 0.8%
IHS Netherlands Holdco B.V., 7.12% 3/18/25(d)		200,000	206,540
Nigeria Government International Bond, 7.14%, 2/23/30(d)		210,000	210,580
7.70%, 2/23/38(d)		800,000	799,936
Nigeria OMO Bill, 0.00% 9/17/20(k)	NGN	77,186,000	189,597
Nigeria Treasury Bill, 0.00% 9/17/20(k)	NGN	84,814,000	208,273
			1,614,926

Norway – 1.0%
Norway Government Bond, 3.75%, 5/25/21(d)	NOK	5,720,000	646,152
2.00%, 5/24/23(d)	NOK	4,098,000	457,645
3.00%, 3/14/24(d)	NOK	3,789,000	443,172
Norway Treasury Bill, 0.00%, 12/18/19(d)(k)	NOK	410,000	44,519
0.00%, 3/18/20(d)(k)	NOK	793,000	85,847

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(c)	Value

Norway (Continued)
0.00%, 6/17/20(d)(k)	NOK	$1,086,000	$117,219
0.00%, 9/16/20(d)(k)	NOK	647,000	69,631
			1,864,185

Oman – 0.8%
Oman Government International Bond, 5.63%, 1/17/28(d)		445,000	442,875
6.00%, 8/01/29(d)		600,000	599,250
6.75%, 1/17/48		500,000	471,545
			1,513,670

Panama – 0.3%
Aeropuerto Internacional de Tocumen S.A., 6.00% 11/18/48(d)		200,000	249,000
Global Bank Corp., (3M USD LIBOR + 3.30%), 5.25% 4/16/29(d)(h)		250,000	267,625
			516,625

Paraguay – 0.2%
Paraguay Government International Bond, 5.40% 3/30/50(d)		400,000	453,504

Peru – 1.2%
Banco de Credito del Peru, 2.70% 1/11/25(d)		100,000	99,500
Nexa Resources S.A., 5.37% 5/04/27		200,000	212,502
Peru Government Bond, 6.15%, 8/12/32(d)	PEN	1,350,000	464,134
5.40%, 8/12/34(d)	PEN	70,000	22,507
Peru LNG Srl, 5.38% 3/22/30(d)		250,000	256,000
Peruvian Government International Bond, 6.95%, 8/12/31	PEN	525,000	191,953
6.90%, 8/12/37	PEN	1,020,000	376,741
Telefonica del Peru S.A.A., 7.37% 4/10/27(d)	PEN	2,200,000	701,169
			2,324,506

Philippines – 0.0%(a)
Philippine Government Bond, 5.50% 3/08/23	PHP	4,120,000	85,097

Poland – 1.7%
Republic of Poland Government Bond, 2.25%, 4/25/22	PLN	950,000	253,129
2.50%, 7/25/27	PLN	3,474,000	948,422
2.75%, 10/25/29	PLN	7,450,000	2,089,403
			3,290,954

		Par(c)	Value

Qatar – 0.8%
Qatar Government
International Bond, 4.00%, 3/14/29(d)		$841,000	$932,465
5.10%, 4/23/48(d)		245,000	312,277
4.82%, 3/14/49(d)		200,000	245,964
			1,490,706

Romania – 0.5%
Romania Government Bond, 4.25%, 6/28/23	RON	3,390,000	812,290
5.00%, 2/12/29	RON	550,000	137,594
			949,884

Russia – 3.1%
Russian Federal Bond - OFZ, 7.10%, 10/16/24	RUB	41,700,000	677,491
7.75%, 9/16/26	RUB	21,600,000	365,993
7.05%, 1/19/28	RUB	35,300,000	576,655
6.90%, 5/23/29	RUB	70,600,000	1,142,422
8.50%, 9/17/31	RUB	48,500,000	881,282
7.70%, 3/23/33	RUB	51,500,000	884,658
Russian Foreign Bond - Eurobond, 4.25%, 6/23/27		400,000	430,107
4.37%, 3/21/29(d)		600,000	653,113
5.10%, 3/28/35(d)		400,000	463,288
			6,075,009

Saudi Arabia – 0.9%
Saudi Arabian Oil Co., 3.50%, 4/16/29(d)		200,000	207,748
4.38%, 4/16/49(d)		200,000	217,142
Saudi Government International Bond, 3.25%, 10/26/26		400,000	414,342
4.50%, 10/26/46		865,000	956,336
			1,795,568

South Africa – 2.9%
Petra Diamonds US Treasury PLC, 7.25% 5/01/22		200,000	140,000
Republic of South Africa Government Bond, 7.00%, 2/28/31	ZAR	5,800,000	320,292
8.25%, 3/31/32	ZAR	8,300,000	498,032
8.87%, 2/28/35	ZAR	5,800,000	356,539
8.50%, 1/31/37	ZAR	18,080,000	1,055,796
6.50%, 2/28/41	ZAR	12,000,000	550,704
8.75%, 1/31/44	ZAR	8,553,898	496,928
8.75%, 2/28/48	ZAR	10,000,000	576,638

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(c)	Value

South Africa (Continued)
Republic of South Africa Government International Bond, 4.30%, 10/12/28		$1,200,000	$1,156,500
5.75%, 9/30/49		400,000	387,048
			5,538,477

South Korea – 5.0%
Korea Monetary Stabilization Bond, 2.05% 10/05/20	KRW	4,275,000,000	3,696,488
Korea Treasury Bond,
1.25%, 12/10/19	KRW	987,000,000	848,325
2.00%, 3/10/20	KRW	4,287,000,000	3,694,271
1.75%, 6/10/20	KRW	1,230,000,000	1,060,242
1.38%, 9/10/24	KRW	323,810,000	275,797
3.00%, 9/10/24	KRW	150,000,000	137,317
			9,712,440

Sri Lanka – 0.7%
Sri Lanka Government International Bond,
6.25%, 7/27/21		200,000	203,400
5.75%, 4/18/23(d)		225,000	225,441
6.85%, 3/14/24(d)		200,000	205,992
6.75%, 4/18/28		200,000	195,240
7.85%, 3/14/29(d)		200,000	206,974
7.55%, 3/28/30(d)		400,000	404,549
			1,441,596

Thailand – 2.7%
Bank of Thailand Bond,
1.77%, 3/27/20	THB	55,556,000	1,842,020
1.95%, 11/26/20	THB	34,895,000	1,161,778
Thailand Government Bond,
2.13%, 12/17/26	THB	31,763,000	1,097,110
2.87%, 12/17/28	THB	14,700,000	542,989
3.30%, 6/17/38	THB	16,118,000	675,966
			5,319,863

Turkey – 1.5%
Turkey Government Bond,
9.50%, 1/12/22	TRY	5,500,000	911,977
11.00%, 3/02/22	TRY	1,342,000	228,743
11.00%, 2/24/27	TRY	2,265,000	367,645
10.50%, 8/11/27	TRY	525,000	82,828
Turkey Government International Bond,
5.75%, 3/22/24		200,000	201,493
4.88%, 10/09/26		440,000	411,999
6.00%, 3/25/27		315,000	311,661

		Par(c)	Value

Turkey (Continued)
6.12%, 10/24/28		$200,000	$197,607
Turkiye Vakiflar Bankasi TAO, (5Y USD Swap Rate + 5.44%), 6.87% 2/03/25(h)		200,000	193,565
			2,907,518

Ukraine – 1.5%
Ukraine Government International Bond,
0.00%, 12/04/19(d)(k)	UAH	3,500,000	139,178
0.00%, 1/29/20(d)(k)	UAH	3,050,000	118,642
14.64%, 6/10/20(d)	UAH	3,926,000	157,036
14.50%, 8/19/20(d)	UAH	3,500,000	140,419
17.25%, 9/30/20(d)	UAH	1,274,000	52,306
6.75%, 6/20/26	EUR	200,000	247,229
7.75%, 9/01/26		440,000	473,875
7.75%, 9/01/27		400,000	431,260
7.37%, 9/25/32		605,000	635,908
0.00%, 5/31/40(k)		511,000	481,566
			2,877,419

United Arab Emirates – 0.6%
Abu Dhabi Government International Bond,
2.50%, 9/30/29(d)		200,000	198,500
3.13%, 9/30/49(d)		600,000	577,368
DP World PLC, 4.70% 9/30/49(d)		200,000	199,482
Shelf Drilling Holdings Ltd., 8.25% 2/15/25(d)		184,000	154,560
			1,129,910

United Kingdom – 0.1%
Virgin Media Secured Finance PLC, 5.50% 5/15/29(d)		230,000	244,373

Uruguay – 0.5%
Uruguay Government International Bond,
4.38%, 1/23/31		265,000	295,610
4.97%, 4/20/55		585,000	684,456
			980,066

Vietnam – 0.3%
Mong Duong Finance Holdings B.V., 5.13% 5/07/29(d)		500,000	508,498

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(c)	Value

Zambia – 0.2%
First Quantum Minerals Ltd., 7.25% 4/01/23(d)	$430,000	$431,344

Total Foreign Issuer Bonds (Cost $135,459,676)		138,122,055

Term Loans – 0.0%(a)(j)

Internet – 0.0%(a)
Uber Technologies, Inc., Term Loan, (1M USD LIBOR + 4.00%, 1.00% Floor), 5.91%, 4/04/25	73,421	72,334

Retail – 0.0%(a)
J.C. Penney Corp., Inc., Loan, (3M USD LIBOR + 4.25%, 1.00% Floor), 6.39%, 6/23/23	20,681	18,178

Total Term Loans (Cost $91,057)		90,512

U.S. Government Agencies – 7.6%(m)

Federal Home Loan Banks – 7.6%
FHLB Discount Notes, 0.00%, 11/01/19(k)	14,695,000	14,695,000

Total U.S. Government Agencies (Cost $14,695,000)		14,695,000

U.S. Government Obligations – 5.8%

U.S. Treasury Notes – 5.8%
2.25%, 4/30/21	825,000	832,960

	Par	Value

U.S. Treasury Notes (Continued)
1.13%, 6/30/21	$2,300,000	$2,282,660
1.62%, 6/30/21	850,000	850,664
2.62%, 7/15/21	82,000	83,425
1.13%, 7/31/21	1,953,000	1,937,895
1.13%, 8/31/21	909,000	901,721
1.50%, 8/31/21	235,000	234,734
1.13%, 9/30/21	76,000	75,371
1.50%, 9/30/21	2,250,000	2,247,891
2.12%, 12/31/21	85,000	86,042
1.75%, 6/30/24	1,095,000	1,105,779
2.12%, 7/31/24	550,000	564,674
		11,203,816

Total U.S. Government Obligations (Cost $11,189,873)		11,203,816
	Number of Shares

Short-Term Investments – 4.8%

Money Market Fund – 4.8%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.72%(n)	9,318,519	9,318,519

Total Short-Term Investments (Cost $9,318,519)		9,318,519

Total Investments – 99.5% (Cost $190,910,063)		193,473,459

Other Assets less Liabilities – 0.5%		956,704

NET ASSETS – 100.0%		$194,430,163

(a)	Amount rounds to less than 0.05%.

(b)	This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Financial Statements).

(c)	Par value is in USD unless otherwise indicated.

(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(e)	When-Issued Security. Coupon rate was not in effect at October 31, 2019.

(f)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.

(g)	Perpetual bond. Maturity date represents next call date.

(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(i)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.

(j)	Variable rate security. Rate as of October 31, 2019 is disclosed.

(k)	Zero coupon bond.

(l)	Century bond maturing in 2115.

(m)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(n)	7-day current yield as of October 31, 2019 is disclosed.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

* Non-Income Producing Security

Percentages shown are based on Net Assets

Abbreviations:
1M	1 Month
3M	3 Month
5Y	5 Year
10Y	10 Year
CMT	Constant Maturity
FHLB	Federal Home Loan Bank
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	United States Dollar

Concentration by Currency (%)
U.S. Dollar	54.0
Mexican Peso	6.1
Brazilian Real	5.8
South Korean Won	5.0
All other currencies less than 5%	29.1

Total	100.0

Composition by Type (%)
Sovereign	69.3
Non-Government	30.2
Others	0.5

Total	100.0

Forward Foreign Currency Contracts outstanding at October 31, 2019:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

01/06/20	U.S. Dollars	2,865,750	Euro	2,500,000	Standard Chartered Bank	$ 63,596
11/18/19	U.S. Dollars	2,776,304	Euro	2,433,284	Deutsche Bank	59,309
12/23/19	U.S. Dollars	2,735,355	Euro	2,390,000	Deutsche Bank	59,257
03/25/20	U.S. Dollars	4,302,477	South Korean Won	4,950,000,000	Standard Chartered Bank	56,625
01/16/20	U.S. Dollars	2,776,376	Euro	2,433,283	Deutsche Bank	47,364
12/10/19	Czech Republic Koruna	44,329,956	U.S. Dollars	1,900,000	Bank of America	38,336
11/21/19	Thai Baht	40,146,730	U.S. Dollars	1,300,000	Barclays	29,813
11/29/19	U.S. Dollars	2,252,926	Euro	1,992,000	Citibank	27,089
11/07/19	Polish Zloty	7,753,964	U.S. Dollars	2,010,000	Citibank	19,569
11/26/19	U.S. Dollars	719,277	Japanese Yen	76,034,300	Citibank	14,144
03/23/20	U.S. Dollars	710,382	Japanese Yen	74,581,950	JPMorgan Chase	13,274
11/21/19	U.S. Dollars	808,210	Euro	712,500	Bank of America	12,482
01/06/20	Japanese Yen	119,920,000	Australian Dollars	1,600,000	Standard Chartered Bank	10,911
01/16/20	U.S. Dollars	632,214	Australian Dollars	900,000	Deutsche Bank	10,559
12/10/19	Hungarian Forints	220,531,100	U.S. Dollars	740,000	Bank of America	10,188
02/26/20	U.S. Dollars	757,991	Japanese Yen	80,216,000	Citibank	9,364
12/19/19	U.S. Dollars	480,127	Japanese Yen	50,686,000	HSBC	9,154

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

11/20/19	Taiwan Dollars	17,533,404	U.S. Dollars	567,957	Barclays	$ 9,012
04/06/20	U.S. Dollars	1,063,278	South Korean Won	1,230,000,000	Standard Chartered Bank	7,899
12/12/19	Japanese Yen	89,286,110	Australian Dollars	1,190,000	HSBC	7,850
11/18/19	Australian Dollars	900,000	U.S. Dollars	613,080	Deutsche Bank	7,637
01/16/20	Australian Dollars	900,000	U.S. Dollars	614,070	Deutsche Bank	7,585
12/20/19	U.S. Dollars	408,691	Japanese Yen	43,177,330	JPMorgan Chase	7,452
11/18/19	U.S. Dollars	627,975	Australian Dollars	900,000	Deutsche Bank	7,258
01/29/20	Polish Zloty	3,005,870	U.S. Dollars	780,000	Barclays	7,213
12/23/19	Australian Dollars	794,000	U.S. Dollars	541,270	Deutsche Bank	6,872
02/28/20	U.S. Dollars	986,025	Japanese Yen	105,041,000	Citibank	5,601
11/21/19	Australian Dollars	642,000	U.S. Dollars	437,481	Bank of America	5,333
12/23/19	U.S. Dollars	552,386	Australian Dollars	794,000	Deutsche Bank	4,244
11/26/19	Euro	443,000	U.S. Dollars	490,933	BNP	3,974
03/06/20	U.S. Dollars	210,340	Japanese Yen	22,103,150	JPMorgan Chase	3,950
08/31/20	U.S. Dollars	624,614	Japanese Yen	65,814,000	Citibank	3,948
03/12/20	Japanese Yen	52,237,892	Australian Dollars	700,000	JPMorgan Chase	3,918
11/19/19	U.S. Dollars	447,174	Norwegian Kroner	4,079,000	Deutsche Bank	3,581
12/06/19	U.S. Dollars	190,225	Japanese Yen	20,113,300	JPMorgan Chase	3,553
11/29/19	Australian Dollars	340,000	U.S. Dollars	231,084	Citibank	3,479
11/08/19	U.S. Dollars	403,000	South African Rand	6,043,993	BNP	3,442
12/05/19	U.S. Dollars	182,847	Japanese Yen	19,334,330	JPMorgan Chase	3,421
04/15/20	Swedish Kronor	4,791,000	Euro	440,791	Deutsche Bank	3,396
06/12/20	Japanese Yen	60,822,489	Australian Dollars	820,000	JPMorgan Chase	3,210
12/12/19	Japanese Yen	40,475,214	Australian Dollars	540,000	JPMorgan Chase	3,180
02/27/20	U.S. Dollars	513,414	Japanese Yen	54,697,000	Citibank	2,917
11/26/19	U.S. Dollars	331,638	Norwegian Kroner	3,024,000	Deutsche Bank	2,766
11/18/19	Euro	247,300	U.S. Dollars	273,462	Deutsche Bank	2,672
11/14/19	U.S. Dollars	268,063	Norwegian Kroner	2,445,000	Deutsche Bank	2,174
03/23/20	U.S. Dollars	270,845	Norwegian Kroner	2,470,000	Deutsche Bank	2,165
04/30/20	Japanese Yen	55,234,902	Euro	456,600	Citibank	2,100
11/21/19	U.S. Dollars	444,136	Australian Dollars	642,000	Bank of America	1,321
12/23/19	U.S. Dollars	269,967	Norwegian Kroner	2,470,000	Deutsche Bank	1,257
11/27/19	U.S. Dollars	502,501	Japanese Yen	54,059,400	JPMorgan Chase	1,131
06/12/20	Japanese Yen	22,984,485	Australian Dollars	310,000	HSBC	1,125
03/13/20	Japanese Yen	22,305,150	Australian Dollars	300,000	HSBC	917
06/08/20	U.S. Dollars	208,133	Japanese Yen	22,103,150	JPMorgan Chase	630
03/24/20	U.S. Dollars	209,842	Japanese Yen	22,388,570	JPMorgan Chase	566
11/26/19	U.S. Dollars	495,473	Euro	443,000	BNP	565
11/29/19	U.S. Dollars	235,049	Australian Dollars	340,000	Citibank	486
11/21/19	Thai Baht	2,127,307	U.S. Dollars	70,000	Bank of America	465
04/29/20	U.S. Dollars	158,778	Indian Rupees	11,511,400	JPMorgan Chase	328
11/29/19	Swedish Kronor	1,449,855	U.S. Dollars	150,228	Deutsche Bank	160
02/03/20	U.S. Dollars	38,534	Indian Rupees	2,762,342	HSBC	110
11/26/19	U.S. Dollars	695,431	Swedish Kronor	6,705,000	Deutsche Bank	55

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

11/29/19	U.S. Dollars	456,216	Swedish Kronor	4,397,808	Deutsche Bank	$ 46
11/19/19	U.S. Dollars	34,627	Swedish Kronor	334,000	Deutsche Bank	1

Total Unrealized Appreciation						$641,999

11/06/19	Indian Rupees	2,762,342	U.S. Dollars	38,939	HSBC	$ (37)
03/16/20	U.S. Dollars	7,556	Indian Rupees	551,770	JPMorgan Chase	(80)
01/28/20	U.S. Dollars	451,997	South Korean Won	528,000,000	HSBC	(178)
11/04/19	Indian Rupees	11,511,400	U.S. Dollars	162,361	JPMorgan Chase	(185)
11/19/19	Swedish Kronor	334,000	U.S. Dollars	34,831	Deutsche Bank	(205)
12/16/19	U.S. Dollars	13,469	Indian Rupees	977,223	HSBC	(205)
11/20/19	U.S. Dollars	19,094	Indian Rupees	1,375,000	JPMorgan Chase	(221)
12/16/19	U.S. Dollars	27,873	Indian Rupees	2,012,230	JPMorgan Chase	(283)
11/13/19	U.S. Dollars	27,092	Indian Rupees	1,949,000	HSBC	(321)
11/07/19	U.S. Dollars	31,399	Indian Rupees	2,277,559	HSBC	(670)
11/18/19	U.S. Dollars	108,919	Norwegian Kroner	1,009,000	Deutsche Bank	(810)
01/03/20	Norwegian Kroner	1,234,000	U.S. Dollars	135,175	Deutsche Bank	(917)
11/06/19	U.S. Dollars	37,983	Indian Rupees	2,762,342	HSBC	(919)
01/16/20	U.S. Dollars	49,624	Indian Rupees	3,634,000	Citibank	(1,033)
11/29/19	Swedish Kronor	2,947,953	U.S. Dollars	306,864	Deutsche Bank	(1,083)
12/30/19	Mexican Pesos	4,048,275	U.S. Dollars	210,000	Barclays	(1,525)
12/05/19	Japanese Yen	19,334,330	U.S. Dollars	181,194	JPMorgan Chase	(1,767)
12/06/19	Japanese Yen	20,113,300	U.S. Dollars	188,541	JPMorgan Chase	(1,869)
02/28/20	U.S. Dollars	89,342	Indian Rupees	6,581,000	Standard Chartered Bank	(1,921)
12/20/19	Japanese Yen	43,177,330	U.S. Dollars	403,171	JPMorgan Chase	(1,932)
03/06/20	Japanese Yen	23,272,620	U.S. Dollars	219,363	HSBC	(2,054)
06/08/20	Japanese Yen	23,272,620	U.S. Dollars	220,636	HSBC	(2,154)
03/06/20	Japanese Yen	22,103,150	U.S. Dollars	208,566	JPMorgan Chase	(2,176)
10/09/20	U.S. Dollars	101,374	Mexican Pesos	2,092,000	Citibank	(2,189)
06/08/20	Japanese Yen	22,103,150	U.S. Dollars	209,793	JPMorgan Chase	(2,289)
11/08/19	South African Rand	6,043,993	U.S. Dollars	401,864	BNP	(2,306)
12/10/19	U.S. Dollars	466,140	Hungarian Forints	137,791,100	Barclays	(2,588)
04/08/20	U.S. Dollars	135,137	Mexican Pesos	2,714,000	Citibank	(2,619)
06/22/20	Japanese Yen	43,177,330	U.S. Dollars	408,289	JPMorgan Chase	(2,627)
11/26/19	Swedish Kronor	6,705,000	U.S. Dollars	698,034	Deutsche Bank	(2,658)
10/08/20	U.S. Dollars	135,150	Mexican Pesos	2,785,000	Citibank	(2,738)
11/04/19	U.S. Dollars	159,245	Indian Rupees	11,511,400	JPMorgan Chase	(2,931)
01/30/20	U.S. Dollars	1,349,227	South Korean Won	1,579,000,000	HSBC	(3,100)
03/24/20	Japanese Yen	22,388,570	U.S. Dollars	212,542	JPMorgan Chase	(3,267)
11/18/19	Norwegian Kroner	1,009,000	U.S. Dollars	113,045	Deutsche Bank	(3,316)
12/19/19	U.S. Dollars	440,349	Norwegian Kroner	4,079,000	Deutsche Bank	(3,379)
04/29/20	U.S. Dollars	854,263	Euro	760,000	Citibank	(3,426)
12/19/19	Japanese Yen	87,899,000	U.S. Dollars	820,315	HSBC	(3,560)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

01/03/20	U.S. Dollars	256,000	Peruvian Nuevo Soles	872,832	Bank of America	$ (4,425)
10/16/20	U.S. Dollars	460,332	Mexican Pesos	9,398,000	Citibank	(4,499)
03/24/20	Norwegian Kroner	1,858,000	U.S. Dollars	206,626	Deutsche Bank	(4,518)
02/04/20	U.S. Dollars	225,375	Brazilian Reals	927,800	JPMorgan Chase	(4,727)
11/07/19	U.S. Dollars	526,501	Polish Zloty	2,030,186	Barclays	(4,892)
12/13/19	Swedish Kronor	4,791,000	Euro	449,081	Deutsche Bank	(4,916)
11/13/19	Swedish Kronor	4,791,000	Euro	449,229	Deutsche Bank	(4,916)
03/23/20	Japanese Yen	86,261,330	U.S. Dollars	811,194	JPMorgan Chase	(4,920)
02/13/20	Swedish Kronor	4,791,000	Euro	448,772	Deutsche Bank	(5,062)
03/13/20	Swedish Kronor	4,791,000	Euro	448,604	Deutsche Bank	(5,126)
03/23/20	U.S. Dollars	1,064,618	Euro	950,000	Citibank	(5,126)
12/03/19	U.S. Dollars	393,232	South Korean Won	466,000,000	HSBC	(5,218)
06/15/20	Swedish Kronor	4,791,000	Euro	448,033	Deutsche Bank	(5,339)
12/06/19	Japanese Yen	59,383,740	U.S. Dollars	556,761	HSBC	(5,618)
05/05/20	U.S. Dollars	253,867	Brazilian Reals	1,052,300	JPMorgan Chase	(5,981)
04/30/20	U.S. Dollars	1,248,494	Euro	1,111,600	Bank of America	(6,063)
01/14/20	Japanese Yen	57,212,212	Australian Dollars	780,000	JPMorgan Chase	(6,143)
11/07/19	U.S. Dollars	705,000	Polish Zloty	2,717,415	BNP	(6,273)
03/03/20	U.S. Dollars	281,709	Brazilian Reals	1,163,300	JPMorgan Chase	(6,423)
11/20/19	U.S. Dollars	296,822	Taiwan Dollars	9,231,311	BNP	(6,952)
11/20/19	U.S. Dollars	266,178	Taiwan Dollars	8,302,093	Bank of America	(7,018)
12/23/19	U.S. Dollars	790,697	Euro	712,500	Bank of America	(7,094)
12/23/19	Norwegian Kroner	2,470,000	U.S. Dollars	276,039	Deutsche Bank	(7,329)
03/23/20	Norwegian Kroner	2,470,000	U.S. Dollars	276,265	Deutsche Bank	(7,584)
10/13/20	U.S. Dollars	337,215	Mexican Pesos	6,973,000	Citibank	(7,805)
03/23/20	Japanese Yen	127,428,320	U.S. Dollars	1,199,285	HSBC	(8,228)
12/05/19	U.S. Dollars	560,000	Singapore Dollars	772,856	Barclays	(8,292)
11/26/19	Norwegian Kroner	3,024,000	U.S. Dollars	337,457	Deutsche Bank	(8,585)
02/26/20	Norwegian Kroner	3,024,000	U.S. Dollars	337,700	Deutsche Bank	(8,734)
11/14/19	Norwegian Kroner	2,445,000	U.S. Dollars	274,656	Deutsche Bank	(8,767)
01/21/20	Chilean Pesos	170,929,680	U.S. Dollars	240,000	Barclays	(8,996)
02/27/20	U.S. Dollars	374,775	Indian Rupees	27,679,000	Standard Chartered Bank	(9,117)
11/27/19	Japanese Yen	54,059,400	U.S. Dollars	510,731	JPMorgan Chase	(9,362)
10/15/20	U.S. Dollars	498,161	Mexican Pesos	10,264,000	Citibank	(9,567)
02/27/20	Japanese Yen	54,060,400	U.S. Dollars	514,190	JPMorgan Chase	(9,634)
11/19/19	Norwegian Kroner	4,079,000	U.S. Dollars	453,331	Deutsche Bank	(9,737)
12/19/19	Norwegian Kroner	4,079,000	U.S. Dollars	453,469	Deutsche Bank	(9,741)
02/27/20	Japanese Yen	54,697,000	U.S. Dollars	520,262	Citibank	(9,765)
06/17/20	U.S. Dollars	457,736	Mexican Pesos	9,306,000	Citibank	(9,919)
01/21/20	U.S. Dollars	212,000	Turkish Lira	1,299,560	Bank of America	(10,362)
03/03/20	U.S. Dollars	470,442	Indian Rupees	34,689,900	Standard Chartered Bank	(10,394)
12/10/19	U.S. Dollars	270,879	Hungarian Forints	82,740,000	Bank of America	(10,580)
12/30/19	Japanese Yen	53,802,677	Euro	456,600	Citibank	(11,140)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

03/31/20	Japanese Yen	53,805,645	Euro	456,600	Citibank	$ (11,248)
06/30/20	Japanese Yen	53,796,513	Euro	456,600	Citibank	(11,537)
09/30/20	Japanese Yen	53,814,777	Euro	456,600	Citibank	(11,564)
11/26/19	Japanese Yen	76,034,300	U.S. Dollars	719,002	Citibank	(13,868)
02/26/20	Japanese Yen	80,216,000	U.S. Dollars	763,744	Citibank	(15,117)
12/24/19	Japanese Yen	109,113,430	U.S. Dollars	1,029,936	HSBC	(15,598)
11/12/19	U.S. Dollars	402,773	South Korean Won	488,000,000	HSBC	(15,785)
08/31/20	Japanese Yen	65,814,000	U.S. Dollars	636,810	Citibank	(16,144)
12/30/19	U.S. Dollars	630,000	Mexican Pesos	12,577,145	Barclays	(17,689)
04/02/20	Japanese Yen	98,348,224	Euro	834,400	JPMorgan Chase	(20,347)
11/18/19	U.S. Dollars	1,448,196	Indian Rupees	104,538,000	HSBC	(20,780)
02/28/20	Japanese Yen	105,041,000	U.S. Dollars	1,006,154	Citibank	(25,729)
02/25/20	Japanese Yen	78,745,212	Australian Dollars	1,101,466	Citibank	(26,543)
08/24/20	Japanese Yen	77,972,429	Australian Dollars	1,098,534	Citibank	(26,577)
11/07/19	U.S. Dollars	760,000	Polish Zloty	3,006,362	Citibank	(26,903)
08/24/20	Japanese Yen	124,412,605	Australian Dollars	1,747,000	JPMorgan Chase	(38,373)
02/25/20	Japanese Yen	125,285,231	Australian Dollars	1,747,000	JPMorgan Chase	(38,460)
10/07/20	U.S. Dollars	1,357,149	Mexican Pesos	28,320,000	HSBC	(45,170)
03/06/20	Japanese Yen	147,675,355	Australian Dollars	2,062,000	Citibank	(46,719)
01/17/20	U.S. Dollars	1,726,277	South Korean Won	2,073,000,000	HSBC	(48,366)
04/06/20	U.S. Dollars	1,864,204	Mexican Pesos	37,970,000	HSBC	(63,618)

Total Unrealized Depreciation						$(936,560)

Net Unrealized Depreciation						$(294,561)

Interest Rate Swap Contracts outstanding at October 31, 2019:

Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

2.72% (Semi-Annually)	3M USD LIBOR (Quarterly)	1/16/2029	USD	1,740,000	$ (184,288)	$—	$ (184,288)
2.50% (Semi-Annually)	3M USD LIBOR (Quarterly)	4/26/2029	USD	3,310,000	(271,388)	—	(271,388)
3.08% (Semi-Annually)	3M USD LIBOR (Quarterly)	12/6/2048	USD	600,000	(188,166)	—	(188,166)
2.85% (Semi-Annually)	3M USD LIBOR (Quarterly)	1/16/2049	USD	750,000	(193,162)	—	(193,162)
2.85% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/7/2049	USD	210,000	(52,902)	—	(52,902)
2.84% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/27/2049	USD	270,000	(67,125)	—	(67,125)
2.71% (Semi-Annually)	3M USD LIBOR (Quarterly)	4/26/2049	USD	1,410,000	(307,857)	—	(307,857)
2.23% (Semi-Annually)	3M USD LIBOR (Quarterly)	7/25/2049	USD	470,000	(52,407)	—	(52,407)

Total				8,760,000	$(1,317,295)	$—	$(1,317,295)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Interest Rate Swap Contracts outstanding at October 31, 2019:

Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

2.19% (Semi-Annually)	3M USD LIBOR (Quarterly)	Citibank	6/27/2049	USD	1,200,000	$(122,032)	$—	$(122,032)

Total					1,200,000	$(122,032)	$—	$(122,032)

Credit Default Swap Contracts outstanding - Sell Protection as of October 31, 2019:

Exchange Traded

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Markit CDX North America High Yield Index Series 33 (Pay Quarterly)	3.40%	5.00%	12/20/2024	Morgan Stanley	USD	(3,400,000)	$261,580	$223,880	$37,700

Total						(3,400,000)	$261,580	$223,880	$37,700

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Common Stocks	$ 49,064	$ —	$7,213	$ 56,277
Convertible Preferred Stocks	371,351	—	—	371,351
Convertible Bonds	—	1,746,601	—	1,746,601
Corporate Bonds	—	17,711,558	—	17,711,558
Foreign Government Inflation-Linked Bonds	—	157,770	—	157,770
Foreign Issuer Bonds	—	138,122,055	—	138,122,055
Term Loans	—	90,512	—	90,512
U.S. Government Agencies	—	14,695,000	—	14,695,000
U.S. Government Obligations	—	11,203,816	—	11,203,816
Short-Term Investments	9,318,519	—	—	9,318,519

Total Investments	$9,738,934	$183,727,312	$7,213	$193,473,459

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals

Derivative Financial Instruments
Assets:
Forward foreign currency exchange contracts	$—	$ 641,999	$—	$ 641,999
Swap agreements at value	—	261,580	—	261,580

Total Assets - Derivative Financial Instruments	$—	$ 903,579	$—	$ 903,579

Liabilities:
Forward foreign currency exchange contracts	$—	$ (936,560)	$—	$ (936,560)
Swap agreements at value	—	(1,439,327)	—	(1,439,327)

Total Liabilities - Derivative Financial Instruments	$—	$(2,375,887)	$—	$(2,375,887)

Total Net Derivative Financial Instruments	$—	$(1,472,308)	$—	$(1,472,308)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments

Morningstar Unconstrained Allocation Fund

		Number of Shares	Value
Common Stocks – 16.7%
Advertising – 0.7%
Omnicom Group, Inc.		5,210	$402,160

Apparel – 0.9%
Tapestry, Inc.		19,841	513,088

Beverages – 0.4%
Anheuser-Busch InBev S.A./N.V. (Belgium)	EUR	3,165	255,471

Commercial Services – 2.6%
Atlantia S.p.A. (Italy)	EUR	4,372	108,014
Bureau Veritas S.A. (France)	EUR	8,146	208,266
H&R Block, Inc.		25,304	632,347
Nielsen Holdings PLC		28,212	568,754
			1,517,381

Computers – 0.9%
Cognizant Technology Solutions Corp., Class A		8,095	493,309

Electric – 0.2%
Power Assets Holdings Ltd. (Hong Kong)	HKD	14,100	100,620

Entertainment – 1.0%
International Game Technology PLC		45,814	606,577

Environmental Control – 1.2%
Stericycle, Inc.*		12,425	715,680

Gas – 0.5%
National Grid PLC (United Kingdom)	GBP	25,368	296,610

Healthcare - Products – 0.7%
Henry Schein, Inc.*		4,689	293,461
Medtronic PLC		830	90,387
			383,848

Healthcare - Services – 1.9%
Fresenius Medical Care A.G. & Co. KGaA (Germany)	EUR	7,198	519,549
MEDNAX, Inc.*		25,939	569,621
			1,089,170

Internet – 0.3%
Alphabet, Inc., Class C*		151	190,277

Pharmaceuticals – 1.0%
CVS Health Corp.		9,044	600,431

		Number of Shares	Value

Retail – 0.3%
Industria de Diseno Textil S.A. (Spain)	EUR	5,857	$182,509

Semiconductors – 1.0%
Intel Corp.		1,879	106,220
IPG Photonics Corp.*		3,643	489,182
			595,402

Software – 0.7%
Oracle Corp.		7,199	392,273

Telecommunications – 1.4%
Cisco Systems, Inc.		2,301	109,320
SES S.A. (France)	EUR	37,911	734,902
			844,222

Transportation – 0.5%
Norfolk Southern Corp.		1,611	293,202

Water – 0.5%
United Utilities Group PLC (United Kingdom)	GBP	26,009	293,684

Total Common Stocks (Cost $9,744,639)			9,765,914

		Par(a)

Corporate Bonds – 0.2%

Computers – 0.2%
Hewlett Packard Enterprise Co., 6.35%, 10/15/45		$100,000	118,829

Total Corporate Bonds (Cost $106,464)			118,829

Foreign Issuer Bonds – 8.1%
Australia – 0.9%
Australia Government Bond, 5.75% 7/15/22	AUD	335,000	261,511
New South Wales Treasury Corp., 4.00% 4/08/21	AUD	75,000	53,948
Queensland Treasury Corp., 5.50% 6/21/21	AUD	150,000	110,951
Western Australian Treasury Corp., 7.00% 7/15/21	AUD	140,000	106,231
			532,641

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

		Par(a)	Value

Brazil – 0.8%
Brazil Notas do Tesouro Nacional, Serie F, 10.00%, 1/01/21	BRL	$655,000	$173,015
10.00%, 1/01/27	BRL	1,060,000	319,862
			492,877

Colombia – 0.9%
Colombian TES,
6.25%, 11/26/25	COP	630,000,000	193,900
6.00%, 4/28/28	COP	1,040,000,000	311,926
			505,826

Indonesia – 0.7%
Indonesia Treasury Bond, 9.00% 3/15/29	IDR	5,200,000,000	419,846

Malaysia – 0.7%
Malaysia Government Bond,
3.88%, 3/10/22	MYR	1,120,000	272,525
3.90%, 11/16/27	MYR	500,000	123,307
			395,832

Mexico – 2.6%
Mexican Bonos,
8.50%, 5/31/29	MXN	5,300,000	308,955
7.75%, 11/23/34	MXN	1,800,000	100,475
8.50%, 11/18/38	MXN	5,700,000	340,080
7.75%, 11/13/42	MXN	8,200,000	455,767
8.00%, 11/07/47	MXN	2,300,000	131,734
Petroleos Mexicanos,
6.75%, 9/21/47		25,000	24,875
7.69%, 1/23/50(b)		165,000	179,295
			1,541,181

Poland – 0.8%
Republic of Poland Government Bond,
1.50%, 4/25/20	PLN	950,000	249,220
5.25%, 10/25/20	PLN	360,000	98,061
2.00%, 4/25/21	PLN	426,000	112,607
			459,888

South Africa – 0.7%
Republic of South Africa Government Bond,
6.50%, 2/28/41	ZAR	4,110,000	188,616
8.75%, 2/28/48	ZAR	4,140,000	238,728
			427,344

Total Foreign Issuer Bonds (Cost $4,552,542)			4,775,435

		Par	Value
U.S. Government Obligations – 9.2%

U.S. Treasury Bonds – 1.7%
3.00%, 2/15/49		$640,000	$754,500
2.87%, 5/15/49		220,000	253,499
			1,007,999

U.S. Treasury Floating Rate Notes – 7.5%
(3M US Treasury MMY + 0.14%), 1.76%, 4/30/21(c)		2,915,000	2,911,256
(3M US Treasury MMY + 0.22%), 1.85%, 7/31/21(c)		1,335,000	1,334,796
(3M US Treasury MMY + 0.30%), 1.93%, 10/31/21(c)		130,000	130,097
			4,376,149

Total U.S. Government Obligations (Cost $5,288,425)			5,384,148

		Number of Shares
Investment Companies – 62.3%
iShares Core DAX UCITS ETF DE (Germany)*	EUR	18,957	2,331,199
iShares Global Energy ETF		50,465	1,526,062
iShares MSCI Europe Financials ETF		193,107	3,553,169
iShares MSCI South Korea ETF		31,177	1,837,261
iShares MSCI United Kingdom ETF		79,853	2,597,618
iShares STOXX Europe 600 Health Care UCITS ETF DE (Germany)	EUR	17,921	1,708,514
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)	EUR	110,612	2,844,193
JPMorgan BetaBuilders Japan ETF		266,956	6,559,109
Schwab Fundamental Emerging Markets Large Company Index ETF		122,279	3,509,407
Schwab Intermediate-Term U.S. Treasury ETF		20,972	1,166,253
Schwab U.S. TIPS ETF		30,850	1,748,578
VanEck Vectors Russia ETF		71,460	1,720,757
Vanguard Consumer Staples ETF		13,904	2,166,799
Vanguard Long-Term Treasury ETF		37,973	3,288,841

Total Investment Companies (Cost $34,878,460)			36,557,760

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

	Number of Shares	Value
Short-Term Investments – 3.1%

Money Market Fund – 3.1%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.72%(d)	1,813,608	$1,813,608

Total Short-Term Investments (Cost $1,813,608)		1,813,608

Total Investments – 99.6% (Cost $56,384,138)		58,415,694

Other Assets less Liabilities – 0.4%(e)		221,751

NET ASSETS – 100.0%		$58,637,445

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Par value is in USD unless otherwise indicated.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(c)	Variable rate security. Rate as of October 31, 2019 is disclosed.

(d)	7-day current yield as of October 31, 2019 is disclosed.

(e)	Includes appreciation/ (depreciation) on forward foreign currency exchange and futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets

Abbreviations:
3M	3 Month
ETF	Exchange-Traded Fund
MMY	Money Market Yield
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
TIPS	Treasury Inflation Protected Securities
UCITS	Undertakings for Collective Investment in Transferable Securities

Futures Contracts outstanding at October 31, 2019:

Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Short Contracts
Euro-OAT	(5)	12/06/2019	EUR	938,971	$16,050
30-Year Euro Buxl	(3)	12/31/2019	EUR	702,505	45,072

Total Short Contracts					$61,122

					$61,122

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

Forward Foreign Currency Contracts outstanding at October 31, 2019:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/09/19	British Pounds	320,000	U.S. Dollars	395,936	JPMorgan Chase	$19,126
01/13/20	South Korean Won	481,000,000	U.S. Dollars	402,898	Citibank	8,819
11/22/19	Australian Dollars	420,000	U.S. Dollars	283,415	Goldman Sachs	6,284
01/10/20	Czech Republic Koruna	4,700,000	U.S. Dollars	200,071	JPMorgan Chase	5,631
12/11/19	U.S. Dollars	295,116	South African Rand	4,400,000	Barclays	5,563
01/17/20	New Zealand Dollars	310,000	U.S. Dollars	194,948	HSBC	4,092
11/08/19	Russian Rubles	9,000,000	U.S. Dollars	136,477	Citibank	3,715
01/24/20	British Pounds	80,000	U.S. Dollars	100,503	Citibank	3,421
01/16/20	Polish Zloty	190,000	U.S. Dollars	48,212	Citibank	1,546
11/19/19	Mexican Pesos	2,000,000	U.S. Dollars	102,136	HSBC	1,523
11/22/19	Australian Dollars	140,000	U.S. Dollars	95,239	Morgan Stanley	1,327
11/19/19	Mexican Pesos	500,000	U.S. Dollars	25,150	Citibank	765
01/09/20	Malaysian Ringgit	400,000	U.S. Dollars	95,204	Barclays	748
12/05/19	New Zealand Dollars	320,000	U.S. Dollars	204,656	HSBC	647
01/31/20	Australian Dollars	210,000	U.S. Dollars	144,541	Morgan Stanley	556
01/29/20	Indonesian Rupiahs	1,340,000,000	U.S. Dollars	93,805	JPMorgan Chase	376

Total Unrealized Appreciation						$ 64,139

11/19/19	Mexican Pesos	400,000	U.S. Dollars	20,752	HSBC	$ (20)
12/12/19	U.S. Dollars	33,399	Euro	30,000	JPMorgan Chase	(160)
11/19/19	Mexican Pesos	500,000	U.S. Dollars	26,134	Citibank	(219)
01/17/20	Swedish Kronor	5,300,000	U.S. Dollars	553,086	HSBC	(1,600)
01/14/20	Chilean Pesos	100,000,000	U.S. Dollars	137,914	HSBC	(2,799)
02/24/20	British Pounds	940,000	U.S. Dollars	1,225,337	HSBC	(3,352)
11/15/19	U.S. Dollars	140,247	South African Rand	2,190,000	HSBC	(4,394)
01/17/20	Norwegian Kroner	2,200,000	U.S. Dollars	245,783	HSBC	(6,432)
12/06/19	Norwegian Kroner	3,700,000	U.S. Dollars	414,176	Goldman Sachs	(11,747)
11/19/19	U.S. Dollars	350,765	Mexican Pesos	7,000,000	Citibank	(12,042)
11/13/19	Chilean Pesos	360,000,000	U.S. Dollars	505,732	HSBC	(20,132)

Total Unrealized Depreciation						$(62,897)

Net Unrealized Appreciation						$ 1,242

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals

Investments

Assets:
Common Stocks	$ 7,066,290	$ 2,699,624	$—	$ 9,765,914
Corporate Bonds	—	118,829	—	118,829
Foreign Issuer Bonds	—	4,775,435	—	4,775,435
U.S. Government Obligations	—	5,384,148	—	5,384,148
Investment Companies	36,557,760	—	—	36,557,760
Short-Term Investments	1,813,608	—	—	1,813,608

Total Investments	$45,437,658	$12,978,036	$—	$58,415,694

Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals

Derivative Financial Instruments

Assets:
Futures contracts	$61,122	$ —	$—	$ 61,122
Forward foreign currency exchange contracts	—	64,139	—	64,139

Total Assets - Derivative Financial Instruments	$61,122	$ 64,139	$—	$ 125,261

Liabilities:
Forward foreign currency exchange contracts	$ —	$(62,897)	$—	$ (62,897)

Total Liabilities - Derivative Financial Instruments	$ —	$(62,897)	$—	$ (62,897)

Total Net Derivative Financial Instruments	$61,122	$ 1,242	$—	$ 62,364

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments

Morningstar Alternatives Fund

	Number of Shares	Value

Long Positions – 98.6%
Common Stocks – 21.2%
Aerospace/Defense – 0.4%
Cobham PLC	218,858	$447,670

Auto Parts & Equipment – 0.8%
WABCO Holdings, Inc.(a)*	7,410	997,534

Banks – 2.3%
LegacyTexas Financial Group, Inc.	6,641	282,508
Old Line Bancshares, Inc.(a)	6,311	184,786
SunTrust Banks, Inc.(a)	35,283	2,411,240
		2,878,534

Biotechnology – 2.2%
Achillion Pharmaceuticals, Inc.*	8,957	57,414
Cambrex Corp.*	3,901	233,007
Celgene Corp.(a)*	20,842	2,251,561
Pacific Biosciences of California, Inc.(a)*	60,277	291,741
		2,833,723

Chemicals – 0.1%
Innophos Holdings, Inc.	18	587
OMNOVA Solutions, Inc.*	9,952	100,615
		101,202

Computers – 0.3%
Presidio, Inc.(a)	7,430	123,338
Sophos Group PLC(b)	35,494	261,080
		384,418

Distribution/Wholesale – 0.1%
Anixter International, Inc.*	1,139	94,252

Engineering & Construction – 0.1%
Altran Technologies S.A.	8,053	128,035

Entertainment – 1.2%
Entertainment One Ltd.	100,722	727,413
Merlin Entertainments PLC(b)	112,503	662,807
Stars Group (The), Inc.*	6,884	149,796
		1,540,016

Environmental Control – 1.5%
Advanced Disposal
Services, Inc.(a)*	58,055	1,903,043

Food – 0.4%
Pioneer Foods Group Ltd.	78,210	557,493

Forest Products & Paper – 0.2%
Canfor Corp.*	17,522	211,791

	Number of Shares	Value

Gas – 0.1%
AltaGas Canada, Inc.	6,587	$167,638

Hand/Machine Tools – 0.5%
Milacron Holdings Corp.*	36,505	610,364

Healthcare - Services – 2.8%
WellCare Health Plans, Inc.(a)*	11,841	3,512,041

Insurance – 0.1%
TOWER Ltd.*	192,415	83,920

Internet – 0.2%
Just Eat PLC*	33,183	315,974

Lodging – 0.2%
Caesars Entertainment Corp.(a)*	18,554	227,843

Media – 0.7%
Axel Springer S.E.*	12,270	855,296

Oil & Gas – 0.2%
Eland Oil & Gas PLC	60,154	128,101
Parsley Energy, Inc., Class A	6,839	108,125
		236,226

Pharmaceuticals – 0.9%
Allergan PLC(a)	6,092	1,072,862
Ra Pharmaceuticals, Inc.*	894	42,081
		1,114,943

Pipelines – 0.3%
SemGroup Corp., Class A	27,307	439,643

Real Estate – 0.1%
Hembla AB*	4,103	91,360

Real Estate Investment Trusts – 0.8%
Dream Global Real Estate Investment Trust	19,210	243,279
Liberty Property Trust	13,061	771,513
		1,014,792

Retail – 0.7%
BCA Marketplace PLC	160,942	492,004
EI Group PLC*	79,107	288,559
GrandVision N.V.(b)	3,346	102,288
Vitamin Shoppe, Inc.*	9,233	59,645
		942,496

Savings & Loans – 0.3%
United Financial Bancorp, Inc.	29,585	417,740

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number of Shares	Value

Semiconductors – 0.9%
Mellanox Technologies Ltd.(a)(c)*	10,228	$1,152,696

Software – 0.4%
Cision Ltd.*	15,675	157,847
InterXion Holding N.V.*	2,197	193,820
Pivotal Software, Inc., Class A(a)*	13,893	207,978
		559,645

Telecommunications – 1.4%
Inmarsat PLC	33,382	238,145
Zayo Group Holdings, Inc.(a)(c)*	43,589	1,488,128
		1,726,273

Transportation – 1.0%
Genesee & Wyoming, Inc., Class A(a)*	11,748	1,304,380

Total Common Stocks (Cost $26,068,252)		26,850,981

Convertible Preferred Stocks – 3.7%
Chemicals – 0.2%
A Schulman, Inc., 6.00%	206	209,914

Computers – 0.2%
NCR Corp., 5.50%(a)(d)	218	256,436

Diversified Financial Services – 0.6%
AMG Capital Trust II, 5.15%(a)	9,800	480,200
Cowen, Inc., 5.62%(a)	300	257,792
		737,992

Electric – 0.5%
CenterPoint Energy, Inc., 7.00%(a)	3,398	173,298
Dominion Energy, Inc., 7.25%(a)*	723	77,513
DTE Energy Co., 0.00%, 11/01/22*	2,980	151,324
Southern (The) Co., 6.75%, 8/01/22(a)	3,267	173,674
		575,809

Electrical Component & Equipment – 0.2%
Energizer Holdings, Inc., 7.50%(a)	3,042	282,480

Electronics – 0.2%
Fortive Corp., 5.00%(a)	240	216,132

	Number of Shares	Value

Gas – 0.1%
South Jersey Industries, Inc., 7.25%(a)	3,435	$175,185

Hand/Machine Tools – 0.3%
Colfax Corp., 5.75%(a)	2,401	352,011

Healthcare - Products – 0.2%
Avantor, Inc., 6.25%(a)	4,637	241,170

Oil & Gas – 0.1%
Nabors Industries Ltd., 6.00%, 5/01/21(a)	8,317	129,745

Real Estate Investment Trusts – 0.5%
iStar, Inc., 4.50%(a)	5,103	280,155
QTS Realty Trust, Inc., 6.50%(a)	2,744	344,207
		624,362

Savings & Loans – 0.3%
New York Community Capital Trust V, 6.00%	8,754	444,266

Semiconductors – 0.1%
Broadcom, Inc., 0.00%, 9/30/22(a)*	170	184,113

Software – 0.2%
Change Healthcare, Inc., 6.00%(a)*	4,825	243,807

Total Convertible Preferred Stocks (Cost $4,599,537)		4,673,422

	Par(e)
Convertible Bonds – 21.9%
Aerospace/Defense – 0.4%
Aerojet Rocketdyne Holdings, Inc., 2.25%, 12/15/23(a)	$158,000	273,525
Kaman Corp., 3.25%, 5/01/24(a)	155,000	175,865
		449,390

Auto Manufacturers – 0.2%
Tesla, Inc., 2.38%, 3/15/22	248,000	290,479

Auto Parts & Equipment – 0.2%
Meritor, Inc., 3.25%, 10/15/37(a)	246,000	252,662

Banks – 0.4%
Hope Bancorp, Inc., 2.00%, 5/15/38(a)	512,000	475,626

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(e)	Value

Biotechnology – 1.7%
Exact Sciences Corp., 1.00%, 1/15/25(a)	$205,000	$285,107
Innoviva, Inc., 2.12%, 1/15/23(a)	281,000	271,331
Insmed, Inc., 1.75%, 1/15/25(a)	235,000	200,620
Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21(a)	271,000	298,366
Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23(a)	478,000	414,362
Radius Health, Inc., 3.00%, 9/01/24(a)	376,000	356,454
Retrophin, Inc., 2.50%, 9/15/25(a)	186,000	139,464
Theravance Biopharma, Inc., 3.25%, 11/01/23(a)	182,000	158,056
		2,123,760

Building Materials – 0.2%
Cemex S.A.B. de C.V., 3.72%, 3/15/20	243,000	242,866

Commercial Services – 1.0%
Chegg, Inc., 0.25%, 5/15/23(a)	222,000	291,015
FTI Consulting, Inc., 2.00%, 8/15/23(a)	329,000	410,810
Square, Inc., 0.50%, 5/15/23(a)	344,000	379,426
Team, Inc., 5.00%, 8/01/23(a)	151,000	166,478
		1,247,729

Computers – 0.2%
Rapid7, Inc., 1.25%, 8/01/23(a)	171,000	236,506

Diversified Financial Services – 0.6%
Encore Capital Europe Finance Ltd., 4.50%, 9/01/23(a)	136,000	138,652
Encore Capital Group, Inc., 3.00%, 7/01/20(a)	43,000	42,926
2.87%, 3/15/21(a)	136,000	132,227
PRA Group, Inc., 3.50%, 6/01/23(a)	217,000	219,412
3.00%, 8/01/20(a)	200,000	198,293
		731,510

Electric – 0.3%
CenterPoint Energy, Inc., 4.52%, 9/15/29	325,600	188,652
NRG Energy, Inc., 2.75%, 6/01/48(a)	181,000	205,350
		394,002

	Par(e)	Value

Electronics – 0.8%
II-VI, Inc., 0.25%, 9/01/22(a)	$261,000	$262,935
Knowles Corp., 3.25%, 11/01/21(a)	207,000	274,310
OSI Systems, Inc., 1.25%, 9/01/22(a)	245,000	269,194
Vishay Intertechnology, Inc., 2.25%, 6/15/25(a)	220,000	216,780
		1,023,219

Energy - Alternate Sources – 0.4%
SunPower Corp., 4.00%, 1/15/23(a)	444,000	379,971
Tesla Energy Operations, Inc., 1.63%, 11/01/19	135,000	134,915
		514,886

Engineering & Construction – 0.1%
Granite Construction, Inc., 2.75%, 11/01/24(b)	103,000	103,021

Healthcare - Products – 0.2%
Wright Medical Group N.V., 2.25%, 11/15/21(a)	268,000	315,510

Healthcare - Services – 0.2%
Invitae Corp., 2.00%, 9/01/24(a)(b)	236,000	213,728

Holding Companies - Diversified – 0.1%
RWT Holdings, Inc., 5.75%, 10/01/25(b)	158,000	159,990

Home Builders – 0.2%
Forestar Group, Inc., 3.75%, 3/01/20	165,000	164,617
Winnebago Industries, Inc., 1.50%, 4/01/25(b)	31,000	31,804
		196,421

Insurance – 0.6%
AXA S.A., 7.25%, 5/15/21(a)(b)	361,000	374,312
MGIC Investment Corp., 9.00%, 4/01/63(a)(b)	305,000	410,501
		784,813

Internet – 2.6%
Boingo Wireless, Inc., 1.00%, 10/01/23(a)	171,000	142,652
FireEye, Inc., 1.62%, 6/01/35(a)	263,000	251,699
IAC Financeco 3, Inc., 2.00%, 1/15/30(a)(b)	219,000	243,575

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(e)	Value

Internet (Continued)
MercadoLibre, Inc., 2.00%, 8/15/28(a)	$277,000	$391,452
Pandora Media LLC, 1.75%, 12/01/23	296,000	357,506
Perficient, Inc., 2.37%, 9/15/23(a)	239,000	290,126
Snap, Inc., 0.75%, 8/01/26(a)(b)	376,000	380,035
Wayfair, Inc., 0.38%, 9/01/22(a)	318,000	336,192
Weibo Corp., 1.25%, 11/15/22(a)	179,000	168,167
YY, Inc., 1.38%, 6/15/26(a)(b)	440,000	407,627
Zillow Group, Inc., 0.75%, 9/01/24(a)(b)	380,000	381,338
		3,350,369

Investment Management Companies – 0.6%
BlackRock TCP Capital Corp., 5.25%, 12/15/19	167,000	168,178
New Mountain Finance Corp., 5.75%, 8/15/23	253,000	264,840
Prospect Capital Corp., 6.37%, 3/01/25	336,000	356,523
		789,541

Iron/Steel – 0.2%
Cleveland-Cliffs, Inc., 1.50%, 1/15/25(a)	262,000	287,602

Media – 0.7%
Liberty Interactive LLC, 3.50%, 1/15/31(a)	609,000	541,157
Liberty Media Corp., 2.25%, 12/01/48(a)(b)	261,000	308,718
		849,875

Mining – 0.3%
First Majestic Silver Corp., 1.88%, 3/01/23(a)	259,000	333,203

Oil & Gas Services – 0.3%
Helix Energy Solutions Group, Inc., 4.12%, 9/15/23(a)	163,000	196,720
Newpark Resources, Inc., 4.00%, 12/01/21(a)	148,000	150,178
		346,898

Pharmaceuticals – 1.0%
Aerie Pharmaceuticals, Inc., 1.50%, 10/01/24(a)(b)	201,000	224,043

	Par(e)	Value

Pharmaceuticals (Continued)
Horizon Pharma Investment Ltd., 2.50%, 3/15/22(a)	$143,000	$171,376
Ironwood Pharmaceuticals, Inc., 2.25%, 6/15/22(a)	285,000	298,894
1.50%, 6/15/26(b)	202,000	203,486
Jazz Investments I Ltd., 1.87%, 8/15/21(a)	159,000	158,600
Neurocrine Biosciences, Inc., 2.25%, 5/15/24(a)	161,000	234,967
		1,291,366

Pipelines – 0.3%
Cheniere Energy, Inc., 4.25%, 3/15/45(a)	524,000	410,685

Private Equity – 0.1%
Hercules Capital, Inc., 4.38%, 2/01/22	100,000	102,448

Real Estate Investment Trusts – 2.9%
Apollo Commercial Real Estate Finance, Inc., 4.75%, 8/23/22(a)	97,000	96,739
5.38%, 10/15/23	348,000	351,761
Granite Point Mortgage Trust, Inc., 6.37%, 10/01/23(a)	101,000	105,040
5.62%, 12/01/22(b)	249,000	253,824
IH Merger Sub LLC, 3.50%, 1/15/22(a)	306,000	420,357
iStar, Inc., 3.13%, 9/15/22(a)	178,000	190,090
KKR Real Estate Finance Trust, Inc., 6.12%, 5/15/23(a)	347,000	361,727
MFA Financial, Inc., 6.25%, 6/15/24	192,000	200,053
New York Mortgage Trust, Inc., 6.25%, 1/15/22	218,000	221,951
PennyMac Corp., 5.38%, 5/01/20	344,000	346,813
Redwood Trust, Inc., 4.75%, 8/15/23	251,000	252,960
5.62%, 7/15/24(a)	158,000	160,729
Two Harbors Investment Corp., 6.25%, 1/15/22(a)	473,000	488,008
Western Asset Mortgage Capital Corp., 6.75%, 10/01/22	199,000	201,711
		3,651,763

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(e)	Value

Retail – 0.3%
EZCORP, Inc., 2.38%, 5/01/25(a)	$285,000	$211,120
Guess®, Inc., 2.00%, 4/15/24(a)(b)	183,000	174,422
		385,542

Semiconductors – 1.0%
Cree, Inc., 0.88%, 9/01/23(a)	279,000	300,891
Microchip Technology, Inc., 1.62%, 2/15/27(a)	372,000	486,979
ON Semiconductor Corp., 1.63%, 10/15/23(a)	221,000	275,245
Synaptics, Inc., 0.50%, 6/15/22(a)	267,000	251,981
		1,315,096

Software – 3.0%
Alteryx, Inc., 1.00%, 8/01/26(a)(b)	174,000	156,862
Atlassian, Inc., 0.63%, 5/01/23(a)	217,000	344,864
Bilibili, Inc., 1.37%, 4/01/26(a)(b)	455,000	420,462
Envestnet, Inc., 1.75%, 6/01/23(a)	277,000	312,565
j2 Global, Inc., 3.25%, 6/15/29(a)	215,000	316,615
Momo, Inc., 1.25%, 7/01/25(a)	437,000	401,170
MongoDB, Inc., 0.75%, 6/15/24(a)	150,000	295,268
New Relic, Inc., 0.50%, 5/01/23(a)	171,000	164,348
RealPage, Inc., 1.50%, 11/15/22(a)	118,000	180,450
Splunk, Inc., 1.12%, 9/15/25(a)	277,000	306,636
Tabula Rasa HealthCare, Inc., 1.75%, 2/15/26(a)(b)	260,000	269,263
Twilio, Inc., 0.25%, 6/01/23(a)	97,000	147,413
Workday, Inc., 0.25%, 10/01/22(a)	229,000	291,241
Workiva, Inc., 1.13%, 8/15/26(a)(b)	202,000	181,765
		3,788,922

Telecommunications – 0.2%
Vonage Holdings Corp., 1.75%, 6/01/24(a)(b)	233,000	225,319

Transportation – 0.6%
Atlas Air Worldwide Holdings, Inc., 1.88%, 6/01/24(a)	149,000	116,054

	Par(e)	Value

Transportation (Continued)
SEACOR Holdings, Inc., 3.25%, 5/15/30(a)	$444,000	$401,581
Ship Finance International Ltd., 4.87%, 5/01/23(a)	245,000	270,499
		788,134

Total Convertible Bonds (Cost $26,999,889)		27,672,881
	Number of Shares

Master Limited Partnerships – 1.6%

Pipelines – 1.6%
Buckeye Partners L.P.	46,873	1,943,355
MPLX L.P.	1	23
		1,943,378

Total Master Limited Partnerships (Cost $1,937,988)		1,943,378

Investment Companies – 39.3%
Eaton Vance Global Macro Absolute Return Fund	5,679,576	49,525,903
ProShares UltraShort 20+ Year Treasury	8,385	208,870

Total Investment Companies (Cost $48,744,822)		49,734,773

Short-Term Investments – 10.9%

Money Market Fund – 10.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.72%(f)	13,791,650	13,791,650

Total Short-Term Investments (Cost $13,791,650)		13,791,650
	Number of Shares	Value

Rights – 0.0%(g)

Pharmaceuticals – 0.0%(g)
Corium International, Inc.*	3,858	758
Elanco Animal Health, Inc.*	22,842	—
		758

Total Rights (Cost $—)		758

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Number of Contracts		Notional Amount	Value

Purchased Options – 0.0%(g)
Call Option – 0.0%(g)
Abbvie, Inc., Strike Price $80.00, Expires 11/15/19	11	$87,505	$1,732

Put Options – 0.0%(g)
Mellanox Technologies Ltd.,
Strike Price $105.00, Expires 12/20/19	15	169,050	2,250
Strike Price $100.00, Expires 12/20/19	33	371,910	4,620
Zayo Group Holdings, Inc., Strike Price $32.50, Expires 12/20/19	26	88,764	455

			7,325

Total Purchased Options (Cost $16,054)			9,057

Total Long Positions – 98.6% (Cost $122,158,192)			124,676,900

Number of Shares		Value

Short Positions – (17.0)%
Common Stocks – (16.8)%

Aerospace/Defense – (0.3)%
Aerojet Rocketdyne Holdings, Inc.(c)*	(5,077)	$(219,479)
Kaman Corp.	(1,402)	(82,255)
		(301,734)

Auto Manufacturers – (0.1)%
Tesla, Inc.*	(496)	(156,200)

Auto Parts & Equipment – (0.1)%
Meritor, Inc.*	(2,958)	(65,165)

Banks – (2.3)%
BB&T Corp.	(45,616)	(2,419,929)
Hope Bancorp, Inc.	(5,985)	(85,406)
Prosperity Bancshares, Inc.	(3,506)	(241,984)
WesBanco, Inc.	(4,950)	(186,070)
		(2,933,389)

Biotechnology – (0.5)%
Exact Sciences Corp.(c)*	(2,126)	(184,962)
Innoviva, Inc.*	(5,403)	(62,783)
Insmed, Inc.*	(2,880)	(53,539)
Ionis Pharmaceuticals, Inc.*	(2,353)	(131,109)
Ligand Pharmaceuticals, Inc.(c)*	(385)	(41,892)
Radius Health, Inc.*	(4,317)	(122,775)
Retrophin, Inc.*	(1,917)	(23,004)
Theravance Biopharma, Inc.*	(2,639)	(42,541)
		(662,605)

Commercial Services – (0.5)%
Chegg, Inc.(c)*	(5,937)	(182,028)
FTI Consulting, Inc.*	(2,369)	(257,913)
Square, Inc., Class A*	(2,203)	(135,330)
Team, Inc.*	(4,453)	(80,867)
		(656,138)

Computers – (0.2)%
NCR Corp.*	(4,422)	(129,167)
Rapid7, Inc.(c)*	(2,978)	(149,168)
		(278,335)

Diversified Financial Services – (0.3)%
Affiliated Managers Group, Inc.	(740)	(59,111)
Cowen, Inc., Class A*	(7,879)	(117,949)
Encore Capital Group, Inc.*	(2,635)	(87,456)
PRA Group, Inc.*	(2,468)	(83,739)
		(348,255)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Number of Shares		Value

Electric – (0.4)%
CenterPoint Energy, Inc.	(3,793)	$(110,263)
Dominion Energy, Inc.	(611)	(50,438)
DTE Energy Co.	(596)	(75,883)
NRG Energy, Inc.	(2,237)	(89,748)
Southern (The) Co.	(1,784)	(111,785)
		(438,117)

Electrical Component & Equipment – (0.2)%
Energizer Holdings, Inc.	(4,898)	(208,116)

Electronics – (0.5)%
Fortive Corp.	(2,136)	(147,384)
II-VI, Inc.(c)*	(2,538)	(84,135)
Knowles Corp.*	(8,201)	(176,977)
OSI Systems, Inc.*	(1,414)	(140,325)
Vishay Intertechnology, Inc.	(3,145)	(63,372)
		(612,193)

Energy - Alternate Sources – (0.0)%(g)
SunPower Corp.*	(2,917)	(25,553)

Engineering & Construction – (0.0)%(g)
Granite Construction, Inc.	(1,966)	(46,280)

Entertainment – (0.3)%
Eldorado Resorts, Inc.*	(1,668)	(74,676)
Flutter Entertainment PLC	(1,551)	(159,962)
Live Nation Entertainment, Inc.*	(2,481)	(174,911)
		(409,549)

Gas – (0.1)%
South Jersey Industries, Inc.	(3,833)	(123,269)

Hand/Machine Tools – (0.2)%
Colfax Corp.*	(8,785)	(295,176)

Healthcare - Products – (0.3)%
Avantor, Inc.*	(13,030)	(185,156)
Wright Medical Group N.V.*	(8,163)	(169,791)
		(354,947)

Healthcare - Services – (1.7)%
Centene Corp.*	(40,025)	(2,124,527)
Invitae Corp.*	(4,365)	(70,320)
		(2,194,847)

Home Builders – (0.0)%(g)
Winnebago Industries, Inc.	(258)	(12,402)

Number of Shares		Value

Insurance – (0.2)%
AXA Equitable Holdings, Inc.	(13,071)	$(282,334)
MGIC Investment Corp.	(452)	(6,197)
		(288,531)

Internet – (0.9)%
Boingo Wireless, Inc.*	(765)	(7,245)
FireEye, Inc.*	(133)	(2,107)
IAC/InterActiveCorp*	(534)	(121,352)
MercadoLibre, Inc.(c)*	(479)	(249,808)
Perficient, Inc.*	(4,576)	(179,379)
Snap, Inc., Class A(c)*	(9,135)	(137,573)
Wayfair, Inc., Class A(c)*	(1,802)	(148,178)
Weibo Corp. ADR(c)*	(149)	(7,329)
YY, Inc. ADR(c)*	(2,405)	(136,700)
Zillow Group, Inc., Class C*	(5,328)	(173,533)
		(1,163,204)

Investment Management Companies – (0.0)%(g)
New Mountain Finance Corp.	(52)	(706)

Iron/Steel – (0.1)%
Cleveland-Cliffs, Inc.	(21,517)	(155,568)

Media – (0.2)%
Charter Communications, Inc., Class A*	(200)	(93,572)
Sirius XM Holdings, Inc.(c)	(26,737)	(179,673)
		(273,245)

Mining – (0.2)%
First Majestic Silver Corp.(c)*	(16,213)	(172,993)

Miscellaneous Manufacturing – (0.2)%
Hillenbrand, Inc.	(5,903)	(181,753)

Oil & Gas – (0.2)%
Jagged Peak Energy, Inc.*	(15,299)	(108,470)
Nabors Industries Ltd.	(55,836)	(103,296)
		(211,766)

Oil & Gas Services – (0.1)%
Helix Energy Solutions Group, Inc.*	(11,534)	(99,077)
Newpark Resources, Inc.*	(7,929)	(47,574)
		(146,651)

Pharmaceuticals – (1.7)%
AbbVie, Inc.(c)	(5,276)	(419,706)
Aerie Pharmaceuticals, Inc.*	(5,472)	(121,424)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Number of Shares		Value

Pharmaceuticals (Continued)
Bristol-Myers Squibb Co.	(20,841)	$(1,195,648)
Horizon Pharma PLC(c)*	(2,052)	(59,323)
Ironwood Pharmaceuticals, Inc.*	(19,741)	(198,200)
Jazz Pharmaceuticals PLC(c)*	(151)	(18,970)
Neurocrine Biosciences, Inc.(c)*	(1,405)	(139,783)
		(2,153,054)

Pipelines – (0.0)%(g)
Cheniere Energy, Inc.*	(566)	(34,837)

Real Estate Investment Trusts – (1.5)%
Apollo Commercial Real Estate Finance, Inc.	(1,263)	(23,113)
Digital Realty Trust, Inc.	(1,553)	(197,293)
Granite Point Mortgage Trust, Inc.	(500)	(9,300)
Invitation Homes, Inc.	(11,113)	(342,169)
iStar, Inc.	(21,495)	(279,650)
KKR Real Estate Finance Trust, Inc.	(476)	(9,544)
Prologis, Inc.	(8,816)	(773,692)
QTS Realty Trust, Inc., Class A	(4,107)	(220,094)
Redwood Trust, Inc.	(865)	(14,134)
Two Harbors Investment Corp.	(1,736)	(24,079)
		(1,893,068)

Retail – (0.1)%
EZCORP, Inc., Class A*	(8,247)	(43,379)
Guess®, Inc.	(3,762)	(63,014)
		(106,393)

Savings & Loans – (0.3)%
People’s United Financial, Inc.	(25,889)	(418,625)

Semiconductors – (0.7)%
Broadcom, Inc.	(456)	(133,540)
Cree, Inc.(c)*	(2,489)	(118,800)
Microchip Technology, Inc.	(4,286)	(404,127)
ON Semiconductor Corp.*	(7,359)	(150,124)
Synaptics, Inc.*	(1,095)	(46,110)
		(852,701)

Software – (1.7)%
Alteryx, Inc., Class A*	(524)	(47,946)
Atlassian Corp. PLC, Class A(c)*	(2,099)	(253,538)
Bilibili, Inc. ADR*	(10,876)	(171,732)
Change Healthcare, Inc.*	(13,951)	(184,432)

Number of Shares		Value

Software (Continued)
Envestnet, Inc.(c)*	(2,080)	$(129,979)
j2 Global, Inc.	(2,768)	(262,849)
Momo, Inc. ADR	(3,225)	(108,102)
MongoDB, Inc.(c)*	(1,823)	(232,925)
New Relic, Inc.*	(680)	(43,561)
RealPage, Inc.*	(2,418)	(146,410)
Splunk, Inc.(c)*	(984)	(118,041)
Tabula Rasa HealthCare, Inc.(c)*	(2,261)	(115,175)
Twilio, Inc., Class A(c)*	(1,105)	(106,699)
Workday, Inc., Class A(c)*	(999)	(161,998)
Workiva, Inc.*	(1,310)	(54,588)
		(2,137,975)

Telecommunications – (0.5)%
AT&T, Inc.	(2,339)	(90,028)
Motorola Solutions, Inc.	(2,958)	(491,974)
Vonage Holdings Corp.(c)*	(5,541)	(54,136)
		(636,138)

Transportation – (0.2)%
Atlas Air Worldwide Holdings, Inc.*	(739)	(16,206)
SEACOR Holdings, Inc.*	(3,164)	(135,767)
Ship Finance International Ltd.	(9,765)	(141,300)
		(293,273)

Total Common Stocks (Proceeds $(20,803,872))		(21,242,751)

Master Limited Partnerships – (0.2)%

Pipelines – (0.2)%
Energy Transfer L.P.	(19,848)	(249,886)

Total Master Limited Partnerships (Proceeds $(260,105))		(249,886)

Rights – (0.0)%(g)

Biotechnology — (0.0)%(g)
Celgene Corp.*	(11,715)	(26,359)

Total Rights (Proceeds $(25,868))		(26,359)

Total Short Positions – (17.0)% (Proceeds $(21,089,845))		(21,518,996)

Total Written Options – (0.1)% (Premiums Received $(76,117))		(38,851)

Other Assets – 18.5%		23,334,217

NET ASSETS – 100.0%		$126,453,270

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

(a)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(c)	Security represents underlying investment on open options contracts.

(d)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.

(e)	Par value is in USD unless otherwise indicated.

(f)	7-day current yield as of October 31, 2019 is disclosed.

(g)	Amount rounds to less than 0.05%.

*	Non-Income Producing Security

Percentages shown are based on Net Assets

Abbreviations:

ADR	American Depositary Receipt

LLC	Limited Liability Company

PLC	Public Limited Company

Forward Foreign Currency Contracts outstanding at October 31, 2019:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/16/19	British Pounds	351,200	U.S. Dollars	437,203	Morgan Stanley	$ 18,465
12/13/19	U.S. Dollars	503,856	South African Rand	7,496,900	Morgan Stanley	10,649
12/16/19	Euro	635,040	U.S. Dollars	704,469	Morgan Stanley	6,156
12/16/19	U.S. Dollars	327,709	Canadian Dollars	429,900	Morgan Stanley	1,233
12/16/19	New Zealand Dollars	30,400	U.S. Dollars	19,251	Morgan Stanley	258
12/16/19	U.S. Dollars	77,314	New Zealand Dollars	120,100	Morgan Stanley	245
12/16/19	U.S. Dollars	199,054	British Pounds	153,300	Morgan Stanley	153

Total Unrealized Appreciation						$ 37,159

12/16/19	U.S. Dollars	91,603	Swedish Kronor	882,100	Morgan Stanley	$ (14)
12/16/19	U.S. Dollars	25,874	New Zealand Dollars	41,100	Morgan Stanley	(501)
12/13/19	U.S. Dollars	67,635	South African Rand	1,043,700	Morgan Stanley	(1,028)
12/16/19	U.S. Dollars	279,114	Canadian Dollars	369,480	Morgan Stanley	(1,477)
12/16/19	U.S. Dollars	1,789,384	Euro	1,615,390	Morgan Stanley	(18,275)
12/16/19	U.S. Dollars	3,554,906	British Pounds	2,835,200	Morgan Stanley	(123,658)

Total Unrealized Depreciation						$(144,953)

Net Unrealized Depreciation						$(107,794)

Written Call Option Contracts outstanding at October 31, 2019:

Exchange Traded

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value

Aerojet Rocketdyne Holdings, Inc.	Cornerstone Macro LLC	9	USD	(38,907)	USD	50.00	11/15/2019	$(45)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value

Atlassian Corp. PLC	Morgan Stanley	4	GBP	(48,316)	GBP	130.00	11/15/2019	$ (340)
Chegg, Inc.	Cornerstone Macro LLC	12	USD	(36,792)	USD	40.00	11/15/2019	(216)
Cree, Inc.	Morgan Stanley	7	USD	(33,411)	USD	50.00	11/15/2019	(473)
Envestnet, Inc.	Merrill Lynch	6	USD	(37,494)	USD	60.00	11/15/2019	(2,310)
Exact Sciences Corp.	Morgan Stanley	4	USD	(34,800)	USD	120.00	1/17/2020	(140)
First Majestic Silver Corp.	Morgan Stanley	41	CAD	(43,747)	CAD	10.00	11/15/2019	(3,588)
Horizon Therapeutics PLC	Cowen and Company	7	EUR	(20,237)	EUR	29.00	11/15/2019	(945)
II-VI, Inc.	Morgan Stanley	8	USD	(26,520)	USD	35.00	12/20/2019	(1,144)
Jazz Pharmaceuticals PLC	Merrill Lynch	1	EUR	(12,563)	EUR	125.00	11/15/2019	(497)
Ligand Pharmaceuticals, Inc.	Merrill Lynch	3	USD	(32,643)	USD	110.00	11/15/2019	(1,416)
Mercadolibre, Inc.	Morgan Stanley	1	USD	(52,152)	USD	550.00	11/15/2019	(1,940)
Mongodb, Inc.	Morgan Stanley	3	USD	(38,331)	USD	125.00	11/15/2019	(2,085)
Neurocrine Biosciences, Inc.	Merrill Lynch	3	USD	(29,847)	USD	90.00	11/15/2019	(3,030)
Rapid7, Inc.	Morgan Stanley	6	USD	(30,054)	USD	55.00	11/15/2019	(420)
Snap, Inc.	Morgan Stanley	25	USD	(37,650)	USD	17.00	1/15/2021	(7,412)
Splunk, Inc.	Merrill Lynch	3	USD	(35,988)	USD	120.00	12/20/2019	(2,160)
Square, Inc.	Merrill Lynch	5	USD	(30,715)	USD	60.00	11/15/2019	(1,875)
Tabula Rasa Healthcare, Inc.	Cowen and Company	6	USD	(30,564)	USD	50.00	1/17/2020	(3,240)
Twilio, Inc.	Cornerstone Macro LLC	2	USD	(19,312)	USD	130.00	11/15/2019	(10)
Vonage Holdings Corp.	Cowen and Company	21	USD	(20,517)	USD	10.00	12/20/2019	(1,575)
Wayfair, Inc.	Cornerstone Macro LLC	5	USD	(41,115)	USD	110.00	11/15/2019	(75)
Weibo Corp.	Morgan Stanley	2	KYD	(9,838)	KYD	45.00	11/15/2019	(1,000)
Workday, Inc.	Merrill Lynch	2	USD	(32,432)	USD	160.00	12/20/2019	(2,150)
YY, Inc.	Morgan Stanley	6	KYD	(34,104)	KYD	60.00	11/15/2019	(765)

Total Written Call Options Contracts (Premiums Received $76,117)								$(38,851)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Common Stocks	$ 21,470,835	$ 5,380,146	$—	$ 26,850,981
Convertible Preferred Stocks	3,879,039	794,383	—	4,673,422
Convertible Bonds	—	27,672,881	—	27,672,881
Master Limited Partnerships	1,943,378	—	—	1,943,378
Investment Companies	49,734,773	—	—	49,734,773
Short-Term Investments	13,791,650	—	—	13,791,650
Rights	—	758	—	758
Purchased Options	9,057	—	—	9,057

Total Assets – Investments at value	$ 90,828,732	$33,848,168	$—	$124,676,900

Liabilities:
Common Stocks	$(21,082,789)	$ (159,962)	$—	$ (21,242,751)
Master Limited Partnerships	(249,886)	—	—	(249,886)
Rights	—	(26,359)	—	(26,359)

Total Liabilities – Investments at value	$(21,332,675)	$ (186,321)	$—	$ (21,518,996)

Total Investments	$ 69,496,057	$33,661,847	$—	$103,157,904

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals

Derivative Financial Instruments
Assets:
Forward foreign currency exchange contracts	$ —	$ 37,159	$—	$ 37,159

Total Assets - Derivative Financial Instruments	$ —	$ 37,159	$—	$ 37,159

Liabilities:
Forward foreign currency exchange contracts	$ —	$(144,953)	$—	$(144,953)
Written Options	(38,851)	—	—	(38,851)

Total Liabilities - Derivative Financial Instruments	$(38,851)	$(144,953)	$—	$(183,804)

Total Net Derivative Financial Instruments	$(38,851)	$(107,794)	$—	$(146,645)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Statements of Assets and Liabilities

	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund

Assets
Investments in non-affiliates, at value	$713,027,800	$512,798,176	$208,806,720	$515,861,073	$122,035,645
Borrowed bond agreements, at value	—	—	—	409,055	—
Foreign currencies, at value	11	279,431	554,294	893,912	—
Due from broker	—	—	—	3,574,708	—
Receivable from adviser	101,143	119,439	51,054	125,328	26,497
Receivable for:
Dividends and interest	495,345	501,615	91,359	2,303,174	1,236,088
Foreign tax reclaims	34,084	453,717	64,945	6,747	—
Investments sold	3,310,450	672,348	—	72,476,050	—
Fund shares sold	456,058	316,966	46,480	311,516	352
Variation margin on futures contracts	—	—	—	1,225,831	—
Variation margin on exchange traded swap agreements	—	—	—	33,344	—
Unrealized appreciation on OTC swap agreements	—	—	—	37,851	—
Unrealized appreciation on forward foreign currency exchange contracts	—	6,023	—	141,763	—
Upfront premiums paid on swap agreements	—	—	—	896,756	—
Prepaid expenses and other assets	66,855	62,988	39,934	49,036	26,242

Total assets	717,491,746	515,210,703	209,654,786	598,346,144	123,324,824

Liabilities
Investments sold short, at value	—	—	—	16,483,736	—
Written options, at value	—	—	—	214,824	—
Due to broker	—	—	—	444,949	—
Unrealized depreciation on OTC swap agreements	—	—	—	31,828	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	381,854	—
Payable for:
Investments sold on a delayed-delivery basis	—	—	—	77,187,497	1,194,239
Investments purchased	2,563,068	1,529,733	930,864	43,958,186	580,976
Variation margin on futures contracts	—	—	—	448,324	—
Variation margin on exchange traded swap agreements	—	—	—	637,498	—
Fund shares redeemed	340,528	252,441	112,054	286,986	26,366
Distributions	—	—	170	378	141
Deferred capital gains tax	9,110	64,011	—	—	—
Upfront premiums received from swap agreements	—	—	—	197,679	—
Accrued management fees	402,546	351,434	60,767	174,669	45,066
Accrued trustee fees	15,517	10,635	4,328	9,719	2,632

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Statements of Assets and Liabilities (continued)

	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund

Accrued expenses	224,098	192,432	141,872	157,222	61,029

Total liabilities	3,554,867	2,400,686	1,250,055	140,615,349	1,910,449

Net assets	$713,936,879	$512,810,017	$208,404,731	$457,730,795	$121,414,375

Analysis of net assets:
Paid in capital	$670,778,309	$478,034,609	$194,356,552	$432,821,093	$117,282,767
Distributable earnings (loss)	43,158,570	34,775,408	14,048,179	24,909,702	4,131,608

Net assets	$713,936,879	$512,810,017	$208,404,731	$457,730,795	$121,414,375

Shares outstanding:	67,208,111	47,029,556	19,162,313	42,034,550	11,490,544
Net asset value, offering price and redemption price per share:	$10.62	$10.90	$10.88	$10.89	$10.57

Investments in non-affiliates, at cost	$682,607,720	$491,775,750	$195,157,825	$502,342,647	$118,548,487
Borrowed bond agreements, at cost	$—	$—	$—	$409,055	$—
Foreign currencies, at cost	$11	$278,958	$554,292	$888,336	$—
Investments sold short proceeds	$—	$—	$—	$16,427,071	$—
Written option premiums	$—	$—	$—	$306,116	$—

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Statements of Assets and Liabilities (continued)

	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Unconstrained Allocation Fund	Morningstar Alternatives Fund

Assets
Investments in non-affiliates, at value	$172,428,945	$193,473,459	$58,415,694	$124,676,900
Cash	—	—	100,326	21,271,585
Foreign currencies, at value	—	1,060,087	12,818	818
Due from broker	—	2,244,210	61,112	—
Receivable from adviser	25,159	37,084	32,864	106,658
Receivable for:
Dividends and interest	235,503	2,254,817	119,657	447,455
Foreign tax reclaims	—	2,650	5,518	473
Investments sold	238,718	1,748,737	105,334	3,264,002
Fund shares sold	354,618	113,089	42,976	76,039
Unrealized appreciation on forward foreign currency exchange contracts	—	641,999	64,139	37,159
Upfront premiums paid on swap agreements	—	223,880	—	—
Prepaid expenses and other assets	30,651	43,335	23,586	33,824

Total assets	173,313,594	201,843,347	58,984,024	149,914,913

Liabilities
Investments sold short, at value	—	—	—	21,518,996
Written options, at value	—	—	—	38,851
Due to broker	—	2,065,561	—	—
Unrealized depreciation on OTC swap agreements	—	122,032	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	936,560	62,897	144,953
Payable for:
Investments sold on a delayed-delivery basis	—	80,000	—	—
Investments purchased	807,184	3,730,520	160,884	1,517,366
Variation margin on futures contracts	—	—	12,536	—
Variation margin on exchange traded swap agreements	—	165,609	—	—
Fund shares redeemed	97,009	106,173	20,723	49,237
Dividends on short sales	—	—	—	20,469
Accrued management fees	70,355	97,396	22,764	90,836
Accrued trustee fees	3,596	4,014	1,161	2,677
Accrued expenses	74,818	105,319	65,614	78,258

Total liabilities	1,052,962	7,413,184	346,579	23,461,643

Net assets	$172,260,632	$194,430,163	$58,637,445	$126,453,270

Analysis of net assets:
Paid in capital	$170,681,670	$191,321,526	$54,932,856	$122,482,257
Distributable earnings (loss)	1,578,962	3,108,637	3,704,589	3,971,013

Net assets	$172,260,632	$194,430,163	$58,637,445	$126,453,270

Shares outstanding:	16,979,528	18,780,361	5,446,498	12,170,097
Net asset value, offering price and redemption price per share:	$10.15	$10.35	$10.77	$10.39

Investments in non-affiliates, at cost	$170,928,142	$190,910,063	$56,384,138	$122,158,192
Foreign currencies, at cost	$—	$1,193,056	$12,817	$818
Investments sold short proceeds	$—	$833,936	$—	$21,089,845
Written option premiums	$—	$—	$—	$76,117

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Statements of Operations

	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund

Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$7,355,032	$9,724,802	$3,965,163	$221,893	$36,613
Interest income (net of foreign withholding taxes)	1,851	2	52,882	6,979,767	1,747,900

Total investment income	7,356,883	9,724,804	4,018,045	7,201,660	1,784,513

Expenses
Management fees (Note 5)	2,330,433	1,989,567	340,272	980,987	251,676
Administration and custody fees	245,400	249,506	71,288	358,006	79,735
Transfer agent fees	2,409	2,410	2,409	2,409	2,409
Sub-accounting fees	335,040	230,790	93,099	210,900	54,634
Audit and tax fees	27,351	42,448	39,576	29,705	20,313
Legal fees	82,998	57,135	22,501	52,962	12,976
Trustees’ fees	88,155	60,571	24,360	55,910	14,234
Registration and filing fees	52,866	41,125	20,350	40,547	14,325
Printing and postage fees	21,542	14,792	5,960	13,687	3,504
Dividend and interest on securities sold short	—	—	—	248	—
Other expenses	39,014	28,817	14,104	25,998	10,035

Total Expenses	3,225,208	2,717,161	633,919	1,771,359	463,841

Less waiver of management fees (Note 5)	(369,248)	(467,493)	(59,084)	(572,687)	(123,621)
Less waiver of administration and custody fees (Note 5)	(30,092)	(20,675)	(8,301)	(19,096)	(4,858)

Net expenses	2,825,868	2,228,993	566,534	1,179,576	335,362

Net investment income	4,531,015	7,495,811	3,451,511	6,022,084	1,449,151

Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	4,690,859	4,000,583	873,124	10,736,771	269,262
Investments sold short	—	—	—	(102,944)	—
Swap agreements	—	—	—	(1,156,173)	—
Futures contracts	—	—	—	(47,175)	—
Options contracts	—	—	—	792,972	—
Forward foreign currency exchange contracts	—	25,761	—	126,041	—
Foreign currency transactions	(852)	(20,469)	(34,738)	133,885	—

Net realized gains	4,690,007	4,005,875	838,386	10,483,377	269,262

Net change in unrealized appreciation (depreciation) on:
Investments	(12,029,511)[1]	(4,245,379)[1]	6,062,715	7,641,170	1,663,582
Investments sold short	—	—	—	(52,527)	—
Swap agreements	—	—	—	(634,250)	—
Future contracts	—	—	—	(199,749)	—
Options contracts	—	—	—	73,046	—
Forward foreign currency exchange contracts	—	(44,337)	—	(211,535)	—

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Statements of Operations (continued)

	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund

Foreign currency transactions	564	6,928	1,121	34,811	—

Net change in unrealized appreciation (depreciation)	(12,028,947)	(4,282,788)	6,063,836	6,650,966	1,663,582

Net realized and unrealized gains (losses)	(7,338,940)	(276,913)	6,902,222	17,134,343	1,932,844

Net increase (decrease) in net assets resulting from operations	$(2,807,925)	$7,218,898	$10,353,733	$23,156,427	$3,381,995

Foreign withholding taxes on dividend income	$30,565	$748,224	$200,089	$—	$—
Foreign withholding taxes on interest income	$—	$—	$—	$4,207	$—

1 Net of deferred foreign capital gains tax expense of $1,076 and $12,848, respectively.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Statements of Operations (continued)

	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Unconstrained Allocation Fund	Morningstar Alternatives Fund

Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$878,543	$91,603	$504,604	$1,291,802
Interest income (net of foreign withholding taxes)	1,346,488	4,910,483	235,216	844,019

Total investment income	2,225,031	5,002,086	739,820	2,135,821

Expenses
Management fees (Note 5)	299,161	538,277	129,781	514,538
Administration and custody fees	54,992	125,968	46,598	84,097
Transfer agent fees	2,410	2,409	2,409	2,509
Sub-accounting fees	78,781	83,010	26,899	58,956
Audit and tax fees	21,930	27,573	23,144	28,102
Legal fees	19,839	20,635	6,649	14,501
Trustees’ fees	20,870	21,992	7,007	15,180
Registration and filing fees	22,881	21,117	15,740	21,674
Printing and postage fees	5,099	5,407	1,702	3,717
Dividend and interest on securities sold short	—	—	—	161,308
Other expenses	11,619	12,969	7,472	3,900

Total Expenses	537,582	859,357	267,401	908,482

Less waiver of management fees (Note 5)	(135,634)	(155,112)	(57,256)	(237,428)
Less waiver of administration and custody fees (Note 5)	(7,121)	(7,429)	(2,420)	(5,151)

Net expenses	394,827	696,816	207,725	665,903

Net investment income	1,830,204	4,305,270	532,095	1,469,918

Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	113,102	2,125,327	732,546	248,161
Investments sold short	—	—	—	(413,859)
Swap agreements	—	(364,850)	—	—
Futures contracts	—	—	(148,522)	—
Options contracts	—	—	—	131,168
Forward foreign currency exchange contracts	—	449,190	(129,902)	173,522
Foreign currency transactions	—	(278,412)	25,766	(4,818)

Net realized gains	113,102	1,931,255	479,888	134,174

Net change in unrealized appreciation (depreciation) on:
Investments	838,228	1,393,693	1,010,866	1,505,941
Investments sold short	—	—	—	341,435
Swap agreements	—	(1,172,834)	—	—
Future contracts	—	—	61,122	—
Options contracts	—	—	—	38,338
Forward foreign currency exchange contracts	—	(533,465)	1,242	(131,770)
Foreign currency transactions	—	(117,304)	491	(54)

Net change in unrealized appreciation (depreciation)	838,228	(429,910)	1,073,721	1,753,890

Net realized and unrealized gains (losses)	951,330	1,501,345	1,553,609	1,888,064

Net increase (decrease) in net assets resulting from operations	$2,781,534	$5,806,615	$2,085,704	$3,357,982

Foreign withholding taxes on dividend income	$—	$—	$8,841	$1,167
Foreign withholding taxes on interest income	$3,752	$119,813	$4,171	$—

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Statements of Changes in Net Assets

	Morningstar U.S. Equity Fund		Morningstar International Equity Fund

	Six Months Ended October 31, 2019 (unaudited)	Since Inception April 30, 2019[1]	Six Months Ended October 31, 2019 (unaudited)	Since Inception April 30, 2019[1]

Operations:
Net investment income	$ 4,531,015	$ 1,615,086	$ 7,495,811	$ 1,968,002
Net realized gains	4,690,007	2,333,581	4,005,875	886,337
Net change in unrealized appreciation (depreciation)	(12,028,947)	42,440,366	(4,282,788)	25,253,095

Net increase (decrease) in net assets resulting from operations	(2,807,925)	46,389,033	7,218,898	28,107,434

Distributions paid from:
Distributable earnings	—	(422,538)	—	(550,924)

Total distributions paid	—	(422,538)	—	(550,924)

Capital share transactions:
Proceeds from shares sold	126,993,531	679,811,818	94,211,724	478,546,770
Reinvestment of dividends	—	422,538	—	550,924
Payments for shares redeemed	(88,175,398)	(48,574,180)	(57,249,138)	(38,025,671)

Net increase (decrease) in net assets from capital share transactions	38,818,133	631,660,176	36,962,586	441,072,023

Total increase (decrease) in net assets	36,010,208	677,626,671	44,181,484	468,628,533

Net assets:
Beginning of period	677,926,671	300,000	468,628,533	—

End of period	$713,936,879	$677,926,671	$512,810,017	$468,628,533

Capital share transactions
Shares sold	12,170,582	68,242,367	9,086,266	47,103,913
Shares from reinvested dividends	—	47,263	—	58,734
Shares redeemed	(8,432,071)	(4,850,030)	(5,499,383)	(3,719,974)

Net increase	3,738,511	63,439,600	3,586,883	43,442,673

[1]	Commencement of operations was November 02, 2018.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Statements of Changes in Net Assets (continued)

	Morningstar Global Income Fund		Morningstar Total Return Bond Fund

	Six Months Ended October 31, 2019 (unaudited)	Since Inception April 30, 2019[1]	Six Months Ended October 31, 2019 (unaudited)	Since Inception April 30, 2019[1]

Operations:
Net investment income	$ 3,451,511	$ 1,586,736	$ 6,022,084	$ 2,895,226
Net realized gains	838,386	120,353	10,483,377	2,048,280
Net change in unrealized appreciation (depreciation)	6,063,836	7,585,728	6,650,966	6,188,889

Net increase (decrease) in net assets resulting from operations	10,353,733	9,292,817	23,156,427	11,132,395

Distributions paid from:
Distributable earnings	(4,638,574)	(959,797)	(6,562,059)	(2,817,061)

Total distributions paid	(4,638,574)	(959,797)	(6,562,059)	(2,817,061)

Capital share transactions:
Proceeds from shares sold	34,889,043	198,945,395	79,952,300	429,820,699
Reinvestment of dividends	4,638,309	959,797	6,561,488	2,817,061
Payments for shares redeemed	(22,369,225)	(22,706,767)	(60,008,456)	(26,321,999)

Net increase (decrease) in net assets from capital share transactions	17,158,127	177,198,425	26,505,332	406,315,761

Total increase (decrease) in net assets	22,873,286	185,531,445	43,099,700	414,631,095

Net assets:
Beginning of period	185,531,445	—	414,631,095	—

End of period	$208,404,731	$185,531,445	$457,730,795	$414,631,095

Capital share transactions
Shares sold	3,304,787	19,666,797	7,432,980	41,836,843
Shares from reinvested dividends	437,992	94,998	607,458	271,267
Shares redeemed	(2,117,538)	(2,224,723)	(5,568,559)	(2,545,439)

Net increase	1,625,241	17,537,072	2,471,879	39,562,671

[1]	Commencement of operations was November 02, 2018.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Statements of Changes in Net Assets (continued)

	Morningstar Municipal Bond Fund		Morningstar Defensive Bond Fund

	Six Months Ended October 31, 2019 (unaudited)	Since Inception April 30, 2019[1]	Six Months Ended October 31, 2019 (unaudited)	Since Inception April 30, 2019[1]

Operations:
Net investment income	$ 1,449,151	$ 829,427	$ 1,830,204	$ 858,962
Net realized gains	269,262	345,693	113,102	33,464
Net change in unrealized appreciation (depreciation)	1,663,582	1,823,576	838,228	662,575

Net increase (decrease) in net assets resulting from operations	3,381,995	2,998,696	2,781,534	1,555,001

Distributions paid from:
Distributable earnings	(1,461,286)	(787,797)	(2,091,669)	(665,904)

Total distributions paid	(1,461,286)	(787,797)	(2,091,669)	(665,904)

Capital share transactions:
Proceeds from shares sold	29,176,319	110,443,570	33,113,960	168,407,510
Reinvestment of dividends	1,461,020	787,797	2,091,396	665,904
Payments for shares redeemed	(15,816,659)	(8,769,280)	(19,723,250)	(13,873,850)

Net increase (decrease) in net assets from capital share transactions	14,820,680	102,462,087	15,482,106	155,199,564

Total increase (decrease) in net assets	16,741,389	104,672,986	16,171,971	156,088,661

Net assets:
Beginning of period	104,672,986	—	156,088,661	—

End of period	$121,414,375	$104,672,986	$172,260,632	$156,088,661

Capital share transactions
Shares sold	2,766,098	10,863,064	3,260,364	16,768,927
Shares from reinvested dividends	138,396	76,489	206,047	66,189
Shares redeemed	(1,499,485)	(854,018)	(1,942,356)	(1,379,643)

Net increase	1,405,009	10,085,535	1,524,055	15,455,473

[1]	Commencement of operations was November 02, 2018.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Statements of Changes in Net Assets (continued)

	Morningstar Multisector Bond Fund		Morningstar Unconstrained Allocation Fund

	Six Months Ended October 31, 2019 (unaudited)	Since Inception April 30, 2019[1]	Six Months Ended October 31, 2019 (unaudited)	Since Inception April 30, 2019[1]

Operations:
Net investment income	$ 4,305,270	$ 2,377,735	$ 532,095	$ 322,637
Net realized gains	1,931,255	767,261	479,888	533,426
Net change in unrealized appreciation (depreciation)	(429,910)	1,167,550	1,073,721	1,020,020

Net increase (decrease) in net assets resulting from operations	5,806,615	4,312,546	2,085,704	1,876,083

Distributions paid from:
Distributable earnings	(4,736,789)	(2,273,735)	—	(257,198)

Total distributions paid	(4,736,789)	(2,273,735)	—	(257,198)

Capital share transactions:
Proceeds from shares sold	47,223,856	172,916,801	10,285,673	64,408,010
Reinvestment of dividends	4,736,431	2,273,735	—	257,198
Payments for shares redeemed	(19,969,121)	(15,860,176)	(10,028,653)	(9,989,372)

Net increase (decrease) in net assets from capital share transactions	31,991,166	159,330,360	257,020	54,675,836

Total increase (decrease) in net assets	33,060,992	161,369,171	2,342,724	56,294,721

Net assets:
Beginning of period	161,369,171	—	56,294,721	—

End of period	$194,430,163	$161,369,171	$58,637,445	$56,294,721

Capital share transactions
Shares sold	4,558,575	17,018,078	993,490	6,400,453
Shares from reinvested dividends	456,544	221,834	—	27,159
Shares redeemed	(1,926,526)	(1,548,144)	(970,577)	(1,004,027)

Net increase	3,088,593	15,691,768	22,913	5,423,585

[1]	Commencement of operations was November 02, 2018.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Statements of Changes in Net Assets (continued)

	Morningstar Alternatives Fund

	Six Months Ended October 31, 2019 (unaudited)	Since Inception April 30, 2019[1]

Operations:
Net investment income	$ 1,469,918	$ 255,111
Net realized gains	134,174	179,381
Net change in unrealized appreciation (depreciation)	1,753,890	265,054

Net increase (decrease) in net assets resulting from operations	3,357,982	699,546

Distributions paid from:
Distributable earnings	—	(86,515)

Total distributions paid	—	(86,515)

Capital share transactions:
Proceeds from shares sold	25,037,049	118,245,172
Reinvestment of dividends	—	86,515
Payments for shares redeemed	(13,799,060)	(7,087,419)

Net increase (decrease) in net assets from capital share transactions	11,237,989	111,244,268

Total increase (decrease) in net assets	14,595,971	111,857,299

Net assets:
Beginning of period	111,857,299	—

End of period	$126,453,270	$111,857,299

Capital share transactions
Shares sold	2,446,036	11,767,095
Shares from reinvested dividends	—	8,678
Shares redeemed	(1,346,378)	(705,334)

Net increase	1,099,658	11,070,439

[1]	Commencement of operations was November 02, 2018.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Financial Highlights

Morningstar U.S. Equity Fund

	Six Months Ended October 31	Since Inception[1]

Selected per share data	2019 (unaudited)	2019

Net asset value, beginning of period	$10.68	$10.00

Income (loss) from investment operations:
Net investment income	0.07	0.05
Net realized and unrealized gains (losses)	(0.13)	0.64

Total income from investment operations	(0.06)	0.69

Less distributions paid:
From net investment income	—	(0.01)

Total distributions paid	—	(0.01)

Net asset value, end of period	$10.62	$10.68

Total return[2]	(0.56% )	6.98%
Supplemental data and ratios:
Net assets, end of period (millions)	$714	$678

Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	0.93%	1.08%

Total expenses after waivers/reimbursements	0.81%	0.82%

Net investment income, net of waivers/reimbursements	1.31%	0.98%[4]

Net investment income, before waivers/reimbursements	1.19%	0.72%[4]

Portfolio turnover rate[5]	25%	20%

[1]	Commencement of operations was November 02, 2018.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[3]	Ratios are annualized for periods less than one year.

[4]	As the Fund commenced investment operations on November 02, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[5]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Financial Highlights (continued)

Morningstar International Equity Fund

	Six Months Ended October 31	Since Inception[1]

Selected per share data	2019 (unaudited)	2019

Net asset value, beginning of period	$10.79	$10.00

Income (loss) from investment operations:
Net investment income	0.16	0.08
Net realized and unrealized gains (losses)	(0.05)	0.74

Total income from investment operations	0.11	0.82

Less distributions paid:
From net investment income	—	(0.03)

Total distributions paid	—	(0.03)

Net asset value, end of period	$10.90	$10.79

Total return[2]	1.02%	8.19%
Supplemental data and ratios:
Net assets, end of period (millions)	$513	$469

Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	1.13%	1.29%

Total expenses after waivers/reimbursements	0.93%	0.94%

Net investment income, net of waivers/reimbursements	3.12%	1.66%[4]

Net investment income, before waivers/reimbursements	2.92%	1.31%[4]

Portfolio turnover rate[5]	12%	19%

[1]	Commencement of operations was November 02, 2018.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[3]	Ratios are annualized for periods less than one year.

[4]	As the Fund commenced investment operations on November 02, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[5]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Financial Highlights (continued)

Morningstar Global Income Fund

	Six Months Ended October 31	Since Inception[1]

Selected per share data	2019 (unaudited)	2019

Net asset value, beginning of period	$10.58	$10.00

Income (loss) from investment operations:
Net investment income	0.19	0.16
Net realized and unrealized gains	0.36	0.52

Total income from investment operations	0.55	0.68

Less distributions paid:

From net investment income	(0.25)	(0.10)

Total distributions paid	(0.25)	(0.10)

Net asset value, end of period	$10.88	$10.58

Total return[2]	5.33%	6.85%
Supplemental data and ratios:
Net assets, end of period (millions)	$208	$186

Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	0.65%	0.90%

Total expenses after waivers/reimbursements	0.58%	0.58%

Net investment income, net of waivers/reimbursements	3.55%	3.15%[4]

Net investment income, before waivers/reimbursements	3.48%	2.83%[4]

Portfolio turnover rate[5]	49%	27%

[1]	Commencement of operations was November 02, 2018.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[3]	Ratios are annualized for periods less than one year.

[4]	As the Fund commenced investment operations on November 02, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[5]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Financial Highlights (continued)

Morningstar Total Return Bond Fund

	Six Months Ended October 31	Since Inception[1]

Selected per share data	2019 (unaudited)	2019

Net asset value, beginning of period	$10.48	$10.00

Income (loss) from investment operations:
Net investment income	0.15	0.15
Net realized and unrealized gains	0.42	0.45

Total income from investment operations	0.57	0.60

Less distributions paid:
From net investment income	(0.16)	(0.12)

Total distributions paid	(0.16)	(0.12)

Net asset value, end of period	$10.89	$10.48

Total return[2]	5.45%	6.01%
Supplemental data and ratios:
Net assets, end of period (millions)	$458	$415

Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements[4]	0.79%	0.88%

Total expenses after waivers/reimbursements[4]	0.53%	0.53%

Net investment income, net of waivers/reimbursements	2.70%	2.89%[5]

Net investment income, before waivers/reimbursements	2.44%	2.54%[5]

Portfolio turnover rate[6]	241%	318%

[1]	Commencement of operations was November 02, 2018.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[3]	Ratios are annualized for periods less than one year.

[4]	Expenses include dividends and interest expense of less than 0.01%

[5]	As the Fund commenced investment operations on November 02, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[6]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Financial Highlights (continued)

Morningstar Municipal Bond Fund

	Six Months Ended October 31	Since Inception[1]

Selected per share data	2019 (unaudited)	2019

Net asset value, beginning of period	$10.38	$10.00

Income (loss) from investment operations:
Net investment income	0.13	0.12
Net realized and unrealized gains	0.19	0.36

Total income from investment operations	0.32	0.48

Less distributions paid:
From net investment income	(0.13)	(0.10)

Total distributions paid	(0.13)	(0.10)

Net asset value, end of period	$10.57	$10.38

Total return[2]	3.13%	4.79%
Supplemental data and ratios:
Net assets, end of period (millions)	$121	$105

Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	0.81%	1.05%

Total expenses after waivers/reimbursements	0.59%	0.58%

Net investment income, net of waivers/reimbursements	2.53%	2.48%[4]

Net investment income, before waivers/reimbursements	2.31%	2.01%[4]

Portfolio turnover rate[5]	16%	115%

[1]	Commencement of operations was November 02, 2018.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[3]	Ratios are annualized for periods less than one year.

[4]	As the Fund commenced investment operations on November 02, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[5]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Financial Highlights (continued)

Morningstar Defensive Bond Fund

	Six Months Ended October 31	Since Inception[1]

Selected per share data	2019 (unaudited)	2019

Net asset value, beginning of period	$10.10	$10.00

Income (loss) from investment operations:
Net investment income	0.11	0.11
Net realized and unrealized gains	0.07	0.08

Total income from investment operations	0.18	0.19

Less distributions paid:
From net investment income	(0.13)	(0.09)

Total distributions paid	(0.13)	(0.09)

Net asset value, end of period	$10.15	$10.10

Total return[2]	1.66%	1.87%
Supplemental data and ratios:
Net assets, end of period (millions)	$172	$156

Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	0.65%	0.93%

Total expenses after waivers/reimbursements	0.48%	0.48%

Net investment income, net of waivers/reimbursements	2.20%	2.28%[4]

Net investment income, before waivers/reimbursements	2.03%	1.83%[4]

Portfolio turnover rate[5]	67%	4%

[1]	Commencement of operations was November 02, 2018.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[3]	Ratios are annualized for periods less than one year.

[4]	As the Fund commenced investment operations on November 02, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[5]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Financial Highlights (continued)

Morningstar Multisector Bond Fund

	Six Months Ended October 31	Since Inception[1]

Selected per share data	2019 (unaudited)	2019

Net asset value, beginning of period	$10.28	$10.00

Income (loss) from investment operations:
Net investment income	0.25	0.27
Net realized and unrealized gains	0.10	0.21

Total income from investment operations	0.35	0.48

Less distributions paid:
From net investment income	(0.28)	(0.20)

Total distributions paid	(0.28)	(0.20)

Net asset value, end of period	$10.35	$10.28

Total return[2]	3.42%	4.86%
Supplemental data and ratios:
Net assets, end of period (millions)	$194	$161

Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	0.97%	1.18%

Total expenses after waivers/reimbursements	0.79%	0.80%

Net investment income, net of waivers/reimbursements	4.88%	5.41%[4]

Net investment income, before waivers/reimbursements	4.69%	5.03%[4]

Portfolio turnover rate[5]	47%	53%

[1]	Commencement of operations was November 02, 2018.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[3]	Ratios are annualized for periods less than one year.

[4]	As the Fund commenced investment operations on November 02, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[5]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Financial Highlights (continued)

Morningstar Unconstrained Allocation Fund

	Six Months Ended October 31	Since Inception[1]

Selected per share data	2019 (unaudited)	2019

Net asset value, beginning of period	$10.38	$10.00

Income (loss) from investment operations:
Net investment income	0.10	0.12
Net realized and unrealized gains	0.29	0.37

Total income from investment operations	0.39	0.49

Less distributions paid:
From net investment income	—	(0.11)

Total distributions paid	—	(0.11)

Net asset value, end of period	$10.77	$10.38

Total return[2]	3.76%	4.97%
Supplemental data and ratios:
Net assets, end of period (millions)	$59	$56

Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	0.97%	1.48%

Total expenses after waivers/reimbursements	0.75%	0.64%

Net investment income, net of waivers/reimbursements	1.93%	2.38%[4]

Net investment income, before waivers/reimbursements	1.71%	1.54%[4]

Portfolio turnover rate[5]	125%	76%

[1]	Commencement of operations was November 02, 2018.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[3]	Ratios are annualized for periods less than one year.

[4]	As the Fund commenced investment operations on November 02, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[5]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Financial Highlights (continued)

Morningstar Alternatives Fund

	Six Months Ended October 31	Since Inception[1]

Selected per share data	2019 (unaudited)	2019

Net asset value, beginning of period	$10.10	$10.00

Income (loss) from investment operations:
Net investment income	0.13	0.05
Net realized and unrealized gains	0.16	0.08

Total income from investment operations	0.29	0.13

Less distributions paid:
From net investment income	—	(0.03)

Total distributions paid	—	(0.03)

Net asset value, end of period	$10.39	$10.10

Total return[2]	2.87%	1.26%
Supplemental data and ratios:
Net assets, end of period (millions)	$126	$112

Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	1.50%	1.91%

Total expenses after waivers/reimbursements	1.10%	0.96%

Total expenses after waivers/reimbursements and excluding dividend and interest expense	0.83%	0.77%

Net investment income, net of waivers/reimbursements	2.43%	1.08%[4]

Net investment income, before waivers/reimbursements	2.03%	0.13%[4]

Portfolio turnover rate[5]	260%	103%

[1]	Commencement of operations was November 02, 2018.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[3]	Ratios are annualized for periods less than one year.

[4]	As the Fund commenced investment operations on November 02, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[5]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements

1. Organization

Morningstar Funds Trust (the “Trust”) was organized as a Delaware statutory trust on March 1, 2017. The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust has authorized capital of unlimited shares of beneficial interest at no par value, which may be issued in one or more series of the Trust.

The Trust is currently authorized to offer shares in nine separate series (each a “Fund” and collectively, the “Funds”):

Morningstar U.S. Equity Fund	Morningstar Defensive Bond Fund
Morningstar International Equity Fund	Morningstar Multisector Bond Fund
Morningstar Global Income Fund	Morningstar Unconstrained Allocation Fund
Morningstar Total Return Bond Fund	Morningstar Alternatives Fund
Morningstar Municipal Bond Fund

Each Fund represents a distinct portfolio with its own investment objectives and is treated as a separate legal entity. Each Fund, except for the Morningstar Multisector Bond Fund, is classified and operates as a diversified fund under the 1940 Act. The Morningstar Multisector Bond Fund is classified as nondiversified. Morningstar Investment Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The investment objective of each Fund is as follows:

Fund	Investment Objective

Morningstar U.S. Equity Fund	Long-term capital appreciation
Morningstar International Equity Fund	Long-term capital appreciation
Morningstar Global Income Fund	Current income and long-term capital appreciation
Morningstar Total Return Bond Fund	Total return maximization, income and capital preservation
Morningstar Municipal Bond Fund	Federal tax-exempt income and capital preservation
Morningstar Defensive Bond Fund	Capital preservation
Morningstar Multisector Bond Fund	Total return through a combination of current income and capital appreciation
Morningstar Unconstrained Allocation Fund	Long-term capital appreciation over a full market cycle
Morningstar Alternatives Fund	Long-term capital appreciation and low sensitivity to traditional U.S. asset classes

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are valued at their estimated fair value, as described in Note 4.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits.

Due to/from Brokers: Due to/from brokers represents cash balances and securities on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Investment Income: Investment transactions are accounted as of trade date. Realized gains and losses on investment transactions are recorded on a specifically identified cost basis. Interest income is recorded on an accrual basis and includes the accretion of discounts and amortization of premiums using the effective yield method. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

Expenses: Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

Federal Income Taxes: Each Fund’s policy is to comply with all sections of Subchapter M of the Internal

Revenue Code of 1986, as amended (“Code”), necessary to qualify for federal income tax purposes as a regulated investment company and to distribute substantially all of its taxable income and capital gains to shareholders as required thereunder. No provision for federal income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

The Funds may be subject to taxes imposed by countries on securities sold or held in certain foreign jurisdictions. Such taxes are generally based on income and/or capital gains earned or repatriated. The Funds accrue such taxes when the related income is earned. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended October 31, 2019, the U.S. Equity Fund and International Equity Fund accrued non-U.S. taxes on unrealized gains of $8,034 and $76,858, respectively.

Management has analyzed each Fund’s tax positions for the open period, including all positions expected to be taken upon filing the 2019 tax return, in all material jurisdictions where each Fund operates, and has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid as follows:

Fund	Frequency

Morningstar U.S. Equity Fund	Annually
Morningstar International Equity Fund	Annually
Morningstar Global Income Fund	Monthly
Morningstar Total Return Bond Fund	Monthly
Morningstar Municipal Bond Fund	Monthly
Morningstar Defensive Bond Fund	Monthly
Morningstar Multisector Bond Fund	Monthly
Morningstar Unconstrained Allocation Fund	Annually
Morningstar Alternatives Fund	Annually

Distributions of net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under U.S. GAAP.

Organization and Offering Costs: Organization costs consist of costs incurred to establish the Trust and enable it legally to do business and primarily include legal fees. Offering costs include legal fees regarding the preparation of the initial registration statement. The organization expenses and offering costs incurred to date were paid by the Adviser on behalf of the Funds. The Adviser does not intend to seek reimbursement for these expenses.

Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties.

3. Investment Types

The Funds may utilize the following types of investments described below to execute their investment strategy to the extent permitted by the Fund’s investment policies.

Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, the Fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and the Fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. The Fund may also experience delays in gaining access to the collateral.

Collateralized Bond Obligations (CBOs), CLOs, and Other CDOs: A CBO is a trust which is often backed by a pool of high risk, below investment grade fixed-income securities, such as high-yield bonds, privately issued mortgage-related securities, commercial mortgage-related securities, trust preferred securities, or emerging-market debt. A CLO is a trust typically backed by a pool of loans, which may include senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be below investment grade. Other CDOs are trusts backed by other types of assets. The assets backing a CBO, CLO, or CDO trust may be referred to as “the collateral.” CBOs, CLOs and other CDOs may charge management fees and administrative expenses. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. Senior tranches can often be rated investment grade. CBO, CLO or other CDO tranches can experience substantial losses due to defaults, deterioration of protecting tranches, market participants’ perception of credit risk, as well as aversion to these securities generally. The risks of an investment in a CBO, CLO or other CDO often depend on the collateral securities and the particular tranche in which the Fund invests. These securities are often privately offered and not registered under securities laws. In addition to the normal risks

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

associated with fixed-income securities (e.g., interest-rate risk and credit risk), CBOs, CLOs and other CDOs carry additional risks including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the possibility that the quality of the collateral may decline in value or default, the risk that a Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other tranches, as well as risks related to the complexity of the security and its structure.

Convertible Securities: Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities also include corporate bonds, notes, and preferred stock. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no investment is without some risk, investments in convertible securities generally entail less risk than an issuer’s common stock. However, any reduction in risk depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risks associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. The premiums attributable to the conversion feature are not amortized, but they are capitalized into the cost basis.

Equity-Linked Investments: Equity-linked investments are subject to the same risks as direct investments in securities of the underlying investment. If the underlying investment decreases in value, the value of the equity-linked investment will decrease; however, the performance of such investments may not correlate exactly to the performance of the underlying investment that they seek to replicate. Equity-linked investments are also subject to counterparty risk, which is the risk that the issuer of such investment — which is different from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when a Fund wishes to sell them.

Forward Commitments and Dollar Rolls: A Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time (forward commitments) if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced (TBA) mortgage purchase commitments, the unit price and the estimated principal amount are established when a Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. TBA mortgages shall not exceed 20% of a Fund’s net assets. For these obligations, a Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines before the settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Where such purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Although a Fund will generally enter

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment before settlement if a subadviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, a Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

A Fund may enter into mortgage dollar roll transactions (generally using TBAs) in which it sells a fixed-income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, a Fund foregoes principal and interest paid on the security that is sold but receives the difference between the current sales price and the forward price for the future purchase. A Fund would also be able to earn interest on the proceeds of the sale before they are reinvested. A Fund accounts for dollar rolls as purchases and sales. Dollar rolls may be used to create investment leverage and may increase a Fund’s risk and volatility.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that a Fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, a Fund may be adversely affected.

Inflation-Protected Securities: A Fund may invest in U.S. Treasury Inflation Protected Securities (U.S. TIPS), which are fixed-income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. A Fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, if a Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, to satisfy its distribution requirements as a RIC and to eliminate any fund-level income tax liability under the Code.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded commitments are marked to market daily and any unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Mortgage Dollar Rolls: A Fund may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While a Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities. The use of mortgage dollar rolls is a speculative technique involving leverage and can have an economic effect similar to borrowing money for investment purposes.

Private Placement and Restricted Securities: A Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when a subadviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often restricted securities, i.e., securities which cannot be sold to the public without registration under the Securities Act or the availability of an exemption from registration (such as Rules 144 or 144A), or which are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of a subadviser may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the Prospectuses forming a part of it, is materially inaccurate or misleading.

Restricted securities held by each Fund at October 31, 2019 are disclosed in the Schedule of Investments.

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within each Fund’s Schedule of Investments.

Securities Sold Short: Certain Funds may sell securities they do not own (a short sale) as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss,

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as net change in unrealized appreciation (depreciation) on the Statements of Operations.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

When-Issued and Delayed Delivery Securities: Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Funds may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds’ custodian sufficient to cover the purchase price.

Zero Coupon and Payment In-Kind Bonds: A Fund may invest without limit in so-called zero-coupon bonds and payment-in-kind bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. A Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though the investments do not make any current interest payments. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment, if any, from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each Fund is computed by dividing the total current value of the assets of such Fund, less liabilities, by the total number of shares of the Fund outstanding at the time the computation is made.

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser’s Pricing Committee pursuant to procedures approved by or under the direction of the Board of Trustees of Morningstar Funds Trust (“the Board”). Pursuant to those procedures, the Pricing Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. To reflect their fair value, short-term securities with 60 days or less remaining to maturity may, unless conditions indicate otherwise, utilize amortized cost to maturity based on their cost to the Fund.

The securities in a Fund, which are traded on a securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.

Each Fund may invest in foreign securities, and as a result, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of the Fund securities used in the calculation. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Fund’s NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board as described above. Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation.

All other assets of a Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with U.S. GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter (“OTC”) market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the asked price) and is therefore classified Level 2.

To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity and fixed income securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Fund to value a security higher, lower or equal to its closing market price, which in turn could cause the Fund’s NAV per share to differ from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Funds. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Funds’ Schedule of Investments as being “fair valued,” are therefore classified as Level 2.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3, if any, have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach or the income approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts, forward contracts, and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.

OTC derivatives, including options on forward contracts, put and call options, and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral).

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

Fair Valuation Hierarchy: Fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a framework and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

●	Level 1 – quoted prices in active markets for identical assets and liabilities (e.g. equity securities and open-end investment companies)

●

Level 2 – prices determined using other significant observable inputs including, but not limited to, quoted prices for similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, prepayment speeds, credit risk, etc.) or other market corroborated inputs

●	Level 3 – prices determined using significant unobservable inputs (including the Pricing Committee’s own assumptions in determining the fair value of investments)

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

A valuation hierarchy including information regarding Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.

5. Investment Advisory and Other Agreements

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish certain portfolio management services to the Funds.

Pursuant to the Agreement, the Funds have contractually agreed to pay the Adviser a management fee calculated on the average daily net assets for each Fund, in the annual ratios below.

Fund	Ratio

Morningstar U.S. Equity Fund	0.67%
Morningstar International Equity Fund	0.83%
Morningstar Global Income Fund	0.35%
Morningstar Total Return Bond Fund	0.44%
Morningstar Municipal Bond Fund	0.44%
Morningstar Defensive Bond Fund	0.36%
Morningstar Multisector Bond Fund	0.61%
Morningstar Unconstrained Allocation Fund	0.47%
Morningstar Alternatives Fund	0.85%

Pursuant to the Agreement, the Adviser is responsible for performing and overseeing portfolio management services to the Funds. In addition to selecting the overall investment strategies of the Funds, the Adviser oversees and monitors the selection and performance of the subadvisers and allocates assets among the

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

subadvisers. The subadvisers manage each Fund’s investment portfolio pursuant to sub-advisory agreements with the Adviser. The Adviser manages the cash portion of each Fund which may include ETFs, mutual funds and money market fund investments.

The Trust and the Adviser have entered into a Voluntary Expense Limitation Agreement whereby the Adviser has agreed to waive all or a portion of its fees or assume certain other expenses of each Fund at least through August 31, 2020, to the extent necessary to ensure that the total annual fund operating expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, litigation, dividend and interest expense related to short sales and extraordinary expenses) do not exceed the following rates, based on each Fund’s average daily net assets. The amount the Adviser owes a Fund as of the reporting date is recorded as a Receivable from Adviser in the Statements of Assets and Liabilities. The Adviser reimburses the Funds on a monthly basis. For the six months ended October 31, 2019 the Funds’ Adviser contractually waived fees for each of the Funds as follows:

Fund	Expense Cap	Management Fees Waived

Morningstar U.S. Equity Fund	0.85%	$238,604
Morningstar International Equity Fund	1.00%	299,414
Morningstar Global Income Fund	0.89%	—
Morningstar Total Return Bond Fund	0.53%	570,371
Morningstar Municipal Bond Fund	0.59%	121,267
Morningstar Defensive Bond Fund	0.48%	131,579
Morningstar Multisector Bond Fund	0.80%	145,990
Morningstar Unconstrained Allocation Fund	1.00%	—
Morningstar Alternatives Fund	1.29%	—

With respect to the following Funds, the Adviser voluntarily waived its management fees or assumed certain other expenses of each Fund to the extent necessary to reduce the Funds’ expected total annual operating expenses. This management fee waiver and/or expense reimbursement will not be subject to future recoupment. For the six months ended October 31, 2019, the Funds’ Adviser voluntarily waived fees for each of the Funds as follows:

Fund	Management Fees Waived

Morningstar U.S. Equity Fund	$130,644
Morningstar International Equity Fund	168,079
Morningstar Global Income Fund	59,084
Morningstar Total Return Bond Fund	2,316
Morningstar Municipal Bond Fund	2,354
Morningstar Defensive Bond Fund	4,055
Morningstar Multisector Bond Fund	9,122
Morningstar Unconstrained Allocation Fund	57,256
Morningstar Alternatives Fund	237,428

As of October 31, 2019, the Trust has entered into sub-advisory agreements with the following entities by Fund:

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

Fund	Subadvisers

Morningstar U.S. Equity Fund	ClearBridge Investments, LLC
Diamond Hill Capital Management, Inc.
Levin Easterly Partners LLC
Massachusetts Financial Services Company, d/b/a
MFS Investment Management
Wasatch Advisors, Inc.
Westwood Management Corp.
Morningstar International Equity Fund	Harding Loevner LP
Harris Associates L.P.
Lazard Asset Management LLC
T. Rowe Price Associates, Inc.
Morningstar Global Income Fund	Schafer Cullen Capital Management, Inc.
Morningstar Total Return Bond Fund	BlackRock Financial Management, Inc.
Western Asset Management Company
Morningstar Municipal Bond Fund	T. Rowe Price Associates, Inc.
Wells Capital Management, Inc.
Morningstar Defensive Bond Fund	First Pacific Advisors, LLC
Morningstar Multisector Bond Fund	Franklin Advisers, Inc.
Loomis, Sayles & Company, L.P.
TCW Investment Management Company LLC
Morningstar Unconstrained Allocation Fund	Brandywine Global Investment Management, LLC
Lazard Asset Management LLC
Morningstar Alternatives Fund	SSI Investment Management, LLC
Water Island Capital, LLC

Pursuant to the sub-advisory agreements between the subadvisers, the Adviser and the Trust, the Adviser will pay the subadvisers out of the management fees it receives from the Funds.

The Trust has an administration agreement with The Northern Trust Company (“Northern Trust”), which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Northern Trust also serves as custodian of each Fund’s securities and cash, transfer agent and dividend disbursing agent. Northern Trust has agreed to waive a portion of their administration and custody fees for the Funds for a period of twelve months from the commencement of operations of each Fund (through October 31, 2019). The amounts waived are captioned as “Less waiver of administration and custody fees” on the Statements of Operations.

Foreside Fund Services, LLC (the “Distributor”), a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), serves as the principal underwriter and distributor of the Trust’s shares.

Foreside Management Services, LLC provides the Trust with a principal financial officer.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

The Trust, on behalf of the Funds, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess fees in consideration for providing certain account maintenance, record keeping and transactional and other shareholder services (collectively, “Shareholder Services”).

6. Investment Transactions

During the six months ended October 31, 2019, the cost of purchases and the proceeds from sales of investments (excluding in-kind, swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

		Purchases		Sales
Fund	U.S. Government	Other	U.S. Government	Other	Securities Sold Short	Covers on Securities Sold Short

Morningstar U.S. Equity Fund	$ —	$210,058,788	$ —	$165,005,280	$—	$—
Morningstar International Equity Fund	—	99,677,615	—	54,643,670	—	—
Morningstar Global Income Fund	—	55,859,375	—	39,777,680	—	—
Morningstar Total Return Bond Fund	81,459,702	1,251,359,658	111,793,809	765,025,220	215,789,861	208,375,614
Morningstar Municipal Bond Fund	—	32,820,108	—	17,520,808	—	—
Morningstar Defensive Bond Fund	9,250,137	51,888,691	7,368,697	31,726,127	—	—
Morningstar Multisector Bond Fund	11,965,569	76,824,950	2,469,857	59,205,854	—	—
Morningstar Unconstrained Allocation Fund	4,070,143	21,854,447	3,195,666	14,398,712	—	—
Morningstar Alternatives Fund	—	95,583,070	—	85,800,810	25,142,957	21,853,397

7. Financial Derivative Instruments

Certain Funds may invest in derivatives as part of their principal investment strategies in an attempt to achieve their investment objective. The Funds’ derivative contracts are not accounted for as hedging instruments under U.S. GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. dollars, at an agreed exchange rate (price) at a future date. Currency forwards are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A forward

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

foreign currency exchange contract will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when a Fund sells a security denominated in one currency and purchases a security denominated in another currency.

At the maturity of a forward foreign currency exchange contract, a Fund may either exchange the currencies specified at the maturity of a forward foreign currency exchange contract or, prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency exchange contract are usually effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency exchange contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

The successful use of these transactions will usually depend on the adviser’s or a subadviser’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward foreign currency exchange contract entered into by the Fund. This imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Futures Contracts: A Fund may enter into futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, rate, currency or commodity, at a specified price at a specified later date. Each Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If the adviser or a subadviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, a Fund may sell futures contracts. If declining interest rates are anticipated, a Fund may purchase futures

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

When a Fund enters into a futures contract, it must deliver to an account controlled by a futures commission merchant (FCM) an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by the Fund’s investment manager and custodian on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

A Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, if the adviser’s or a subadviser’s judgment about the general direction of interest rates or markets is wrong, a Fund’s overall performance may be poorer than if no financial futures contracts had been entered into. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. In addition, the market prices of financial futures contracts may be affected by certain factors.

There is a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available Funds and margin segregated on behalf of an FCM’s customers. If an FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund. It is possible for a price-related loss to exceed the amount of a Fund’s margin deposit.

Each Fund will incur brokerage fees in connection with its futures transactions. In addition, while futures contracts will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements. There is no assurance that the Fund will be able to enter into closing transactions.

Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. At October 31, 2019, Morningstar Total Return Bond Fund pledged cash to cover margin requirements for open future positions in an amount of $1,598,651, which is included in Due from Broker on Statement of Assets and Liabilities.

Options: A Fund may purchase and sell call and put options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a call option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

Options involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. The Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when the Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of the Fund’s portfolio that is being hedged. In addition, the Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the investment manager is not successful in using options in managing the Fund’s investments, the Fund’s performance will be worse than if the investment manager did not employ such strategies.

Swaptions: An option on an interest-rate swap (sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest-rate swap. Options on swap agreements involve the risks associated with derivative instruments generally, as well as the additional risks associated with both options and swaps generally. A pay fixed option on an interest-rate swap gives the buyer the right to establish a position in an interest-rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest-rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term.

Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest-rate swap and therefore also the value of the option on the interest-rate swap will change. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs. However, if a Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Schedule of Investments, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses.

Interest Rate, Inflation Index and Total Return Swap Contracts: A Fund may purchase interest-rate swaps. A Fund may use interest-rate swaps to increase or decrease exposure to a particular interest rate or rates, which may result in the Fund experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement. A Fund may also enter into inflation index swaps to manage exposure to inflation risk. An inflation index swap is an agreement between two parties, whereby one

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value. A Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed-income security, a combination of securities, or an index). The value of a Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indexes or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price. A Fund’s ability to engage in certain swap transactions may be limited by tax considerations.

A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to a Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.

For centrally cleared swaps, the Schedules of Investments includes the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts on the Fund’s Statement of Assets and Liabilities.

Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

Credit Default Swap Contracts: A Fund may purchase credit default swaps. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

A Fund may enter into credit default swap contracts as protection buyer to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund. The purchase of credit default swaps involves costs, which will reduce a Fund’s return.

Credit default swaps involve a number of special risks. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When a Fund acts as a seller of a credit default swap, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. Each party to a credit default swap is subject to the credit risk of its counterparty (the risk that its counterparty may be unwilling or unable to perform its obligations on the swap as they come due). The value of the credit default swap to each party will change based on changes in the actual or perceived creditworthiness of the underlying issuer.

A protection buyer may lose its investment and recover nothing should an event of default not occur. A Fund may seek to realize gains on its credit default swap positions, or limit losses on its positions, by selling those positions in the secondary market. There can be no assurance that a liquid secondary market will exist at any given time for any particular credit default swap or for credit default swaps generally.

The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded. The parties to a credit default swap may be required to post collateral to each other. If a Fund posts initial or periodic collateral to its counterparty, it may not be able

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

to recover that collateral from the counterparty in accordance with the terms of the swap. In addition, if the Fund receives collateral from its counterparty, it may be delayed or prevented from realizing on the collateral in the event of the insolvency or bankruptcy of the counterparty. A Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Changes in market value are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.

The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default contracts on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended October 31, 2019 are as follows:

	Assets					Liabilities

	Unrealized Appreciation on Futures Contracts(1)	Swaps at Value(2)	Unrealized Appreciation on Forward Currency Exchange Contracts	Purchased Options at Market Value	Total	Unrealized Depreciation on Futures Contracts(1)	Swaps at Value(2)	Unrealized Depreciation on Forward Currency Exchange Contracts	Written Options at Market Value	Total

Morningstar International Equity Fund
Foreign exchange rate risk	$—	$—	$6,023	$—	$6,023	$—	$—	$—	$—	$—
Total	—	—	6,023	—	6,023	—	—	—	—	—
Net Fair Value of Derivative Contracts	$—	$—	$6,023	$—	$6,023	$—	$—	$—	$—	$—

Morningstar Total Return Bond Fund
Credit risk	$—	$761,295	$—	$—	$761,295	$—	$182,310	$—	$—	$182,310
Foreign exchange rate risk	—	—	141,763	26,912	168,675	—	—	381,854	9,394	391,248
Inflation risk	—	5,692	—	—	5,692	—	8,399	—	—	8,399
Interest rate risk	409,016	175,455	—	144,243	728,714	594,575	374,959	—	205,430	1,174,964
Total	409,016	942,442	141,763	171,155	1,664,376	594,575	565,668	381,854	214,824	1,756,921
Netting positions	(409,016)	(565,668)	(141,763)	(171,155)	(1,287,602)	(409,016)	(565,668)	(141,763)	(171,155)	(1,287,602)
Net Fair Value of Derivative Contracts	$—	$376,774	$—	$—	$376,774	$185,559	$—	$240,091	$43,669	$469,319

Morningstar Multisector Bond Fund
Credit risk	$—	$261,580	$—	$—	$261,580	$—	$—	$—	$—	$—
Foreign exchange rate risk	—	—	641,999	—	641,999	—	—	936,560	—	936,560
Interest rate risk	—	—	—	—	—	—	1,439,327	—	—	1,439,327
Total	—	261,580	641,999	—	903,579	—	1,439,327	936,560	—	2,375,887
Netting positions	—	(261,580)	(641,999)	—	(903,579)	—	(261,580)	(641,999)	—	(903,579)
Net Fair Value of Derivative Contracts	$—	$—	$—	$—	$—	$—	$1,177,747	$294,561	$—	$1,472,308

Morningstar Unconstrained Allocation Fund
Foreign exchange rate risk	$—	$—	$64,139	$—	$64,139	$—	$—	$62,897	$—	$62,897

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

	Assets					Liabilities

	Unrealized Appreciation on Futures Contracts(1)	Swaps at Value(2)	Unrealized Appreciation on Forward Currency Exchange Contracts	Purchased Options at Market Value	Total	Unrealized Depreciation on Futures Contracts(1)	Swaps at Value(2)	Unrealized Depreciation on Forward Currency Exchange Contracts	Written Options at Market Value	Total
Interest rate risk	$61,122	$—	$—	$—	$61,122	$—	$—	$—	$—	$—
Total	61,122	—	64,139	—	125,261	—	—	62,897	—	62,897
Netting positions	—	—	(62,897)	—	(62,897)	—	—	(62,897)	—	(62,897)

Net Fair Value of Derivative Contracts	$61,122	$—	$1,242	$—	$62,364	$—	$—	$—	$—	$—

Morningstar Alternatives Fund

Equity risk	$—	$—	$—	$9,057	$9,057	$—	$—	$—	$38,851	$38,851
Foreign exchange rate risk	—	—	37,159	—	37,159	—	—	144,953	—	144,953
Total	—	—	37,159	9,057	46,216	—	—	144,953	38,851	183,804
Netting positions	—	—	(37,159)	(9,057)	(46,216)	—	—	(37,159)	(9,057)	(46,216)

Net Fair Value of Derivative Contracts	$—	$—	$—	$—	$—	$—	$—	$107,794	$29,794	$137,588

[1]

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]

Includes cumulative appreciation/depreciation on centrally-cleared swap agreements as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statement of Operations for the six months ended October 31, 2019:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations					Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations

	Futures Contracts	Swaps Contracts	Forward Currency Exchange Contracts	Purchased/ Written Options	Total	Futures Contracts	Swaps Contracts	Forward Currency Exchange Contracts	Purchased/ Written Options	Total

Morningstar International Equity Fund
Foreign exchange rate risk	$—	$—	$25,761	$—	$25,761	$—	$—	$(44,337)	$—	$(44,337)
Total	$—	$—	$25,761	$—	$25,761	$—	$—	$(44,337)	$—	$(44,337)

Morningstar Total Return Bond Fund
Credit risk	$—	$235,723	$—	$—	$235,723	$—	$(110,649)	$—	$—	$(110,649)
Foreign exchange rate risk	—	—	126,041	(69,808)	56,233	—	—	(211,535)	2,566	(208,969)
Inflation risk	—	(74,042)	—	—	(74,042)	—	(2,707)	—	—	(2,707)
Interest rate risk	(47,175)	(1,317,854)	—	465,771	(899,258)	(199,749)	(520,894)	—	54,971	(665,672)
Total	$(47,175)	$(1,156,173)	$126,041	$395,963	$(681,344)	$(199,749)	$(634,250)	$(211,535)	$57,537	$(987,997)

Morningstar Multisector Bond Fund
Credit risk	$—	$32,553	$—	$—	$32,553	$—	$21,907	$—	$—	$21,907
Foreign exchange rate risk	—	—	449,190	19,952	469,142	—	—	(533,465)	6,659	(526,806)
Interest rate risk	—	(397,403)	—	—	(397,403)	—	(1,194,741)	—	—	(1,194,741)
Total	$—	$(364,850)	$449,190	$19,952	$104,292	$—	$(1,172,834)	$(533,465)	$6,659	$(1,699,640)

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations					Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations

	Futures Contracts	Swaps Contracts	Forward Currency Exchange Contracts	Purchased/ Written Options	Total	Futures Contracts	Swaps Contracts	Forward Currency Exchange Contracts	Purchased/ Written Options	Total

Morningstar Unconstrained Allocation Fund
Foreign exchange rate risk	$—	$—	(129,902)	$—	(129,902)	$—	$—	$1,242	$—	$1,242
Interest rate risk	(148,522)	—	—	—	(148,522)	61,122	—	—	—	61,122

Total	$(148,522)	$—	$(129,902)	$—	$(278,424)	$61,122	$—	$1,242	$—	$62,364

Morningstar Alternatives Fund
Equity risk	$—	$—	$—	$47,435	$47,435	$—	$—	$—	$36,351	$36,351
Foreign exchange rate risk	—	—	173,522	—	173,522	—	—	(131,770)	—	(131,770)

Total	$—	$—	$173,522	$47,435	$220,957	$—	$—	$(131,770)	$36,351	$(95,419)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of October 31, 2019.

Morningstar International Equity Fund

Derivative Financial Instruments:	Assets	Liabilities

Forward foreign currency exchange contracts	$6,023	$—

Total gross amount of derivatives in the Statement of Assets and Liabilities	$6,023	$—
Derivatives not subject to MNA or similar agreements	—	—

Total gross amount of derivatives subject to MNA or similar agreement	$6,023	$—

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure

Northern Trust	$6,023	$—	$6,023	$—	$6,023

Morningstar Total Return Bond Fund

Derivative Financial Instruments:	Assets	Liabilities

Forward foreign currency exchange contracts	$141,763	$381,854
Futures contracts	409,016	594,575
Purchased options	130,647	—
Written options	—	202,108
Interest rate swap contracts*	175,455	374,959
Credit default swap contracts*	761,295	182,310
Inflation swap contracts*	5,692	8,399
Purchased swaptions	40,508	—
Written swaptions	—	12,716

Total gross amount of derivatives in the Statement of Assets and Liabilities	$1,664,376	$1,756,921

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

Morningstar Total Return Bond Fund (continued)

Derivative Financial Instruments:	Assets	Liabilities

Less: Derivatives not subject to MNA or similar agreements	(1,375,012)	(1,322,215)

Total gross amount of derivatives subject to MNA or similar agreement	$289,364	$434,706

*	The values of swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure

Bank of America	$32,024	$(32,024)	$ —	$ —	$ —
Barclays	1,359	(1,359)	—	—	—
BNP	34,570	(26,169)	8,401	—	8,401
Citibank	56,162	(56,162)	—	—	—
Deutsche Bank	15,627	(10,541)	5,086	—	5,086
Goldman Sachs	35,665	(4,075)	31,590	(20,000)	11,590
JP Morgan Chase	51,108	(23,145)	27,963	—	27,963
Morgan Stanley	53,264	(31,159)	22,105	—	22,105
UBS	3,801	(3,801)	—	—	—
Westpac Bank	9	—	9	—	9
HSBC	5,775	(5,775)	—	—	—

Total	$289,364	$(194,210)	$95,154	$(20,000)	$75,154

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure

Bank of America(a)	$(123,160)	$32,024	$(91,136)	$91,136	$—
Barclays	(14,433)	1,359	(13,074)	—	(13,074)
BNP	(26,169)	26,169	—	—	—
Citibank	(59,262)	56,163	(3,099)	—	(3,099)
Deutsche Bank	(10,541)	10,541	—	—	—
Goldman Sachs	(4,074)	4,074	—	—	—
HSBC(a)	(9,401)	5,775	(3,626)	3,626	—
JP Morgan Chase	(23,145)	23,145	—	—	—
Morgan Stanley	(31,159)	31,159	—	—	—
State Street	(106,758)	—	(106,758)	—	(106,758)
UBS(a)	(26,604)	3,801	(22,803)	22,803	—

Total	$(434,706)	$194,210	$(240,496)	$117,565	$(122,931)

(a)

Actual amount of collateral pledged by the Fund to Bank of America, HSBC, and UBS exceeded the net amount before collateral and is included in “Due from broker” in the Statements of Assets and Liabilities.

Morningstar Multisector Bond Fund

Derivative Financial Instruments:	Assets	Liabilities

Forward foreign currency exchange contracts	$641,999	$936,560

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

Morningstar Multisector Bond Fund (continued)

Derivative Financial Instruments:	Assets	Liabilities

Interest rate swap contracts*	—	1,439,327
Credit default swap contracts*	261,580	—

Total gross amount of derivatives in the Statement of Assets and Liabilities	$903,579	$2,375,887
Less: Derivatives not subject to MNA or similar agreements	(261,580)	(1,317,295)

Total gross amount of derivatives subject to MNA or similar agreement	$641,999	$1,058,592

*	The values of swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure

Bank of America	$ 68,124	$ (45,542)	$ 22,582	$—	$ 22,582
Barclays	46,039	(43,983)	2,056	—	2,056
BNP	7,982	(7,982)	—	—	—
Citibank	88,696	(88,696)	—	—	—
Deutsche Bank	228,357	(102,721)	125,636	—	125,636
HSBC	19,157	(19,157)	—	—	—
JP Morgan Chase	44,613	(44,613)	—	—	—
Standard Chartered Bank	139,031	(21,431)	117,600	—	117,600

Total	$641,999	$(374,125)	$267,874	$—	$267,874

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure

Bank of America	$ (45,542)	$ 45,542	$ —	$ —	$ —
Barclays	(43,983)	43,983	—	—	—
BNP	(15,531)	7,982	(7,549)	—	(7,549)
Citibank(a)	(423,807)	88,696	(335,111)	335,111	—
Deutsche Bank	(102,721)	102,721	—	—	—
HSBC(a)	(241,579)	19,157	(222,422)	222,422	—
JP Morgan Chase(a)	(163,998)	44,613	(119,385)	119,385	—
Standard Chartered Bank	(21,431)	21,431	—	—	—

Total	$(1,058,592)	$374,125	$(684,467)	$676,918	$(7,549)

(a)

Actual amount of collateral pledged by the Fund to Citibank, HSBC, and JP Morgan Chase exceeded the net amount before collateral and is included in “Due from broker” in the Statements of Assets and Liabilities.

Morningstar Unconstrained Allocation Fund

Derivative Financial Instruments:	Assets	Liabilities

Forward foreign currency exchange contracts	$64,139	$62,987
Futures contracts	61,112	—

Total gross amount of derivatives in the Statement of Assets and Liabilities	$125,251	$62,897

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

Morningstar Unconstrained Allocation Fund (continued)

Derivative Financial Instruments:	Assets	Liabilities

Less: Derivatives not subject to MNA or similar agreements	(61,112)	—

Total gross amount of derivatives subject to MNA or similar agreement	$64,139	$62,897

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure

Barclays	$6,311	$—	$6,311	$—	$6,311
Citibank	18,265	(12,261)	6,004	—	6,004
Goldman Sachs	6,284	(6,284)	—	—	—
HSBC	6,263	(6,263)	—	—	—
JP Morgan Chase	25,133	(160)	24,973	—	24,973
Morgan Stanley	1,883	—	1,883	—	1,883

Total	$64,139	$(24,968)	$39,171	$—	$39,171

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure

Citibank	$(12,261)	$12,261	$—	$—	$—
Goldman Sachs	(11,747)	6,284	(5,463)	—	(5,463)
HSBC	(38,729)	6,263	(32,466)	—	(32,466)
JP Morgan Chase	(160)	160	—	—	—

Total	$(62,897)	$24,968	$(37,929)	$—	$(37,929)

Morningstar Alternatives Fund

Derivative Financial Instruments:	Assets	Liabilities

Forward foreign currency exchange contracts	$37,159	$144,953
Purchased options	9,057	—
Written options	—	38,851

Total gross amount of derivatives in the Statement of Assets and Liabilities	$46,216	$183,804
Less: Derivatives not subject to MNA or similar agreements	(9,057)	(38,851)

Total gross amount of derivatives subject to MNA or similar agreement	$37,159	$144,953

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure

Morgan Stanley	$37,159	$(37,159)	$—	$—	$—

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

Morningstar Alternatives Fund (continued)

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure

Morgan Stanley(a)	$(144,953)	$37,159	$(107,793)	$107,793	$—

(a)	Actual amount of collateral pledged by the Fund to Morgan Stanley exceeded the net amount before collateral and is included in “Due from broker” in the Statements of Assets and Liabilities.

For the six months ended October 31, 2019 the quarterly average notional values were as follows and are representative of the trading volume of the derivatives held by the Funds.

	Morningstar International Equity Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Unconstrained Allocation Fund	Morningstar Alternatives Fund

Futures Contracts:
Average Notional Balance - Long	$—	$150,643,634	$—	$309,539	$—
Average Notional Balance - Short	—	88,545,669	—	757,444	—
Ending Notional Balance - Long	—	254,181,972	—	—	—
Ending Notional Balance - Short	—	119,136,275	—	1,641,476	—
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased	1,379,658	12,365,060	44,954,200	507,636	3,841,933
Average Settlement Value - Sold	—	3,822,465	18,637,039	2,816,172	947,983
Ending Settlement Value - Purchased	1,488,900	19,579,354	55,290,455	819,527	6,916,447
Ending Settlement Value - Sold	—	5,687,902	27,016,703	5,652,104	1,160,922
Inflation Swaps:
Average Notional Balance - Pays Fixed Rate	—	1,608,750	—	—	—
Average Notional Balance - Receives Fixed Rate	—	2,500,000	—	—	—
Ending Notional Balance - Receives Fixed Rate	—	3,265,000	—	—	—
Interest Rate Swaps:
Average Notional Balance - Pays Fixed Rate	—	129,714,194	9,680,000	—	—
Average Notional Balance - Receives Fixed Rate	—	148,899,944	—	—	—
Ending Notional Balance - Pays Fixed Rate	—	102,865,996	9,960,000	—	—
Ending Notional Balance - Receives Fixed Rate	—	41,698,001	—	—	—
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	5,851,732	—	—	—

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

	Morningstar International Equity Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Unconstrained Allocation Fund	Morningstar Alternatives Fund
Average Notional Balance - Sell Protection	$—	$37,975,938	$3,380,125	$—	$—
Ending Notional Balance - Buy Protection	—	10,290,352	—	—	—
Ending Notional Balance - Sell Protection	—	31,203,750	3,400,000	—	—
Options:
Average Notional Balance - Purchased	—	25,116,984	151,250	—	1,651,392
Average Notional Balance - Written	—	56,645,968	—	—	699,604
Ending Notional Balance - Purchased	—	80,880,140	—	—	717,229
Ending Notional Balance - Written	—	128,426,980	—	—	808,049
Swaptions:
Average Notional Balance - Purchased	—	2,112,250	—	—	—
Average Notional Balance - Written	—	5,608,000	—	—	—
Ending Notional Balance - Purchased	—	4,197,000	—	—	—
Ending Notional Balance - Written	—	14,346,000	—	—	—

8. Federal Income Tax Matters

As of October 31, 2019, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Morningstar U.S. Equity Fund	$686,573,765	$52,674,668	$(26,220,633)	$26,454,035
Morningstar International Equity Fund	493,297,196	34,979,558	(15,478,356)	19,501,202
Morningstar Global Income Fund	196,576,573	14,097,820	(1,867,673)	12,230,147
Morningstar Total Return Bond Fund	487,563,987	13,185,766	(1,513,679)	11,672,087
Morningstar Municipal Bond Fund	118,548,487	3,529,464	(42,306)	3,487,158
Morningstar Defensive Bond Fund	171,226,033	1,272,936	(70,024)	1,202,912
Morningstar Multisector Bond Fund	191,656,572	5,267,150	(4,615,408)	651,742
Morningstar Unconstrained Allocation Fund	56,928,918	2,086,623	(598,723)	1,487,900
Morningstar Alternatives Fund	101,706,889	3,547,681	(2,135,517)	1,412,164

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on passive foreign investment companies (“PFICs”), and timing of income recognition from Real Estate Investment Trusts (“REITs”).

As of April 30, 2019, the components of distributable earnings (loss) (excluding paid in capital) on a tax basis were as follows:

Fund	Tax-Exempt Income	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or Tax Basis Capital Loss Carryforwards	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings

Morningstar U.S. Equity Fund	$ —	$4,404,209	$17,003	$41,545,283	$45,966,495
Morningstar International Equity Fund	—	2,882,718	28	24,673,764	27,556,510
Morningstar Global Income Fund	—	1,342,301	13,989	6,976,730	8,333,020
Morningstar Total Return Bond Fund	—	3,129,142	—	5,186,192	8,315,334
Morningstar Municipal Bond Fund	41,630	345,806	17	1,823,446	2,210,899
Morningstar Defensive Bond Fund	—	313,301	36	575,760	889,097
Morningstar Multisector Bond Fund	—	1,420,552	77	618,182	2,038,811
Morningstar Unconstrained Allocation Fund	—	626,141	—	992,744	1,618,885
Morningstar Alternatives Fund	—	548,189	1,157	63,685	613,031

The tax character of distributions paid during the fiscal period-ended April 30, 2019 were as follows:

	Fiscal Period Ended April 30, 2019

Fund	Tax-Exempt Income	Ordinary Income	Total Distributions Paid

Morningstar U.S. Equity Fund	$ —	$ 422,538	$ 422,538
Morningstar International Equity Fund	—	550,924	550,924
Morningstar Global Income Fund	—	959,797	959,797
Morningstar Total Return Bond Fund	—	2,817,061	2,817,061
Morningstar Municipal Bond Fund	743,422	44,375	787,797
Morningstar Defensive Bond Fund	—	665,904	665,904
Morningstar Multisector Bond Fund	—	2,273,735	2,273,735
Morningstar Unconstrained Allocation Fund	—	257,198	257,198
Morningstar Alternatives Fund	—	86,515	86,515

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Capital loss carry forwards with no expiration will retain their character as either short-term or long-term capital losses.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

At April 30, 2019, the Funds had no capital loss carryforwards to offset future capital gains, due to the Funds commencing operations on November 2, 2018.

9. Principal Risks and Concentrations

Multimanager and Subadviser Selection Risk: To a significant extent, the Funds’ performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.

Foreign Securities Risk: Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic and regulatory risks, and market instability.

Emerging-Markets Risk: Emerging-market countries may have relatively unstable governments and economies based on only a few industries, which can cause greater instability. These countries are also more likely to experience higher levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.

Geographic Concentration Risk: To the extent that a Fund invests a significant portion of its assets in a particular country, region or continent, economic, political, social and environmental conditions in such country, region or continent will have a greater effect on the Fund’s performance than they would in a more geographically diversified equity fund.

Currency Risk: Because some of the Funds invest in foreign securities, changes in currency exchange rates could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.

Interest-Rate Risk: The value of fixed-income securities will typically decline when interest rates rise.

Credit Risk: Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that a Fund was attempting to hedge or the investment opportunity it was trying to pursue.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Notes to Financial Statements (continued)

10. Principal Ownership

As of October 31, 2019, the Funds had omnibus accounts owning more than 5% of the total shares outstanding of each Fund as follows:

Fund	Number of Shareholders	% Ownership[1]

Morningstar U.S. Equity Fund	4	98%
Morningstar International Equity Fund	4	98%
Morningstar Global Income Fund	3	94%
Morningstar Total Return Bond Fund	3	92%
Morningstar Municipal Bond Fund	4	98%
Morningstar Defensive Bond Fund	4	97%
Morningstar Multisector Bond Fund	4	97%
Morningstar Unconstrained Allocation Fund	4	97%
Morningstar Alternatives Fund	3	91%

1Includes omnibus positions of broker-dealers representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Funds.

11. Line of Credit

The Funds have a $50 million line of credit agreement with Northern Trust. Borrowings are made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Funds participate and collateral requirements apply, there is no assurance that an individual Fund will have access to the entire $50 million at any particular time. Interest is charged to each Fund based on its borrowings at an amount above the Federal Funds rate. In addition, an administration fee of $20,000 was incurred by the Funds at inception of the agreement, $10,000 payable annually thereafter, and allocated among the Funds.

During the six months ended October 31, 2019, Morningstar Municipal Bond Fund had an outstanding balance for 2 days with a maximum balance of $1,200,000 at an average weighted interest rate of 3.63%.

12. Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any events or transactions that would require recognition or disclosure in the financial statements except for the item noted below:

At the December 17, 2019 meeting of the Board of the Trust, the Board approved a Supplemental Expense Limitation Agreement for the Morningstar Funds in the pursuit of maintaining each of the Morningstar Funds’ Total Annual Fund Operating Expenses in line with those disclosed in the Funds’ initial prospectus dated July 11, 2018, as revised August 15, 2018. This Supplemental Expense Limitation Agreement includes acquired fund fees and expenses (“AFFE”) and will be in effect at least through August 31, 2020.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Expenses

As a shareholder of Morningstar Funds Trust, you incur ongoing costs, including management fees, administration, custody, sub-accounting, trustees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of a six month period and held for the entire period, May 1, 2019 through October 31, 2019.

Actual Expenses

The three columns for each Fund in the table under the “Actual” heading provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the second column for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The last three columns for each Fund in the table under the “Hypothetical (5% return)” heading provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the last three columns for each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

		Actual			Hypothetical (5% return)
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Beginning Account Value	Ending Account Value	Expenses Paid During Period

Morningstar U.S. Equity Fund	0.81%	$1,000.00	$ 994.40	$4.07	$1,000.00	$1,021.12	$4.13

Morningstar International Equity Fund	0.93	1,000.00	1,010.20	4.71	1,000.00	1,020.52	4.74

Morningstar Global Income Fund	0.58	1,000.00	1,053.30	3.00	1,000.00	1,022.28	2.96

Morningstar Total Return Bond Fund	0.53	1,000.00	1,054.50	2.74	1,000.00	1,022.53	2.70

Morningstar Municipal Bond Fund	0.59	1,000.00	1,031.30	3.02	1,000.00	1,022.23	3.01

Morningstar Funds Trust    October 31, 2019 (unaudited)

Fund Expenses (continued)

		Actual			Hypothetical (5% return)
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Beginning Account Value	Ending Account Value	Expenses Paid During Period

Morningstar Defensive Bond Fund	0.48%	$1,000.00	$1,016.60	$2.44	$1,000.00	$1,022.79	$2.45

Morningstar Multisector Bond Fund	0.79	1,000.00	1,034.20	4.05	1,000.00	1,021.22	4.02

Morningstar Unconstrained Allocation Fund	0.75	1,000.00	1,037.60	3.85	1,000.00	1,021.42	3.82

Morningstar Alternatives Fund	1.10	1,000.00	1,028.70	5.62	1,000.00	1,019.66	5.60

Morningstar Funds Trust Privacy Policy

Please read “Other Important Information” section below for information about Morningstar Funds Trust access to your personal information

Why?

Financial companies can choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand how Morningstar Funds Trust collects, shares, and protects your personal information. Please read “Other Important Information” section below for information about Morningstar Funds Trust access to your personal information

What?		The types of personal information that Morningstar Funds Trust collects includes, but is not limited to:
	▶	Your name, address, phone number, and email address;
	▶	Your social security number or other unique identifier;
	▶	Your account information, such as account balance and transactions (including account transaction history);
	▶	Your demographic information, such as age, income, investment preferences, investment experience, and risk profile.

How?

All financial companies need to share clients’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their clients’ personal information; the reasons, if any, Morningstar Funds Trust chooses to share; and whether you can limit this sharing.

		Reasons financial companies can share your personal information	Does Morningstar Funds Trust share?	Can you limit this sharing?
		For our everyday business purposes—such as to process your transactions, maintain your account(s), or respond to court orders and legal investigations.	See “Other Important Information” below.	No
		For our marketing purposes—to offer our products and services.	No	N/A
		For joint marketing with other financial companies.	No	N/A
		For our affiliates’ everyday business purposes—information about your transactions and experiences.	No	N/A
		For our affiliates’ everyday business purposes—information about your creditworthiness.	No	N/A
		For our affiliates to market to you.	No	N/A
		For nonaffiliates to market to you.	No	N/A

Who we are		Who is providing this notice? Morningstar Funds Trust

What we do		How does Morningstar Funds Trust protect your personal information?
In compliance with applicable law, Morningstar Funds Trust has adopted policies and procedures that address administrative, technical, and physical safeguards for the protection of your personal information. Security measures are in place to protect against unauthorized access to, or unauthorized alteration, disclosure or destruction of personal information. Secure data networks are protected by firewall and password protection systems and are located in secured buildings.

How does Morningstar Funds Trust collect your personal information?
We would collect your personal information if you open an account directly with us or if you gave us your personal information; however, please read the “Other Important Information” section below.

Why can’t you limit sharing?
Federal law gives you the right to limit only:
	▶	sharing for affiliates’ everyday business purposes—information about your creditworthiness;
	▶	affiliates from using your information to market to you;
	▶	sharing for nonaffiliates to market to you.
State laws and individual companies’ policies may give you additional rights to limit sharing.

Definitions		Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
	▶	Morningstar Funds Trust’s investment adviser is Morningstar Investment Management, LLC, a wholly-owned subsidiary of Morningstar, Inc. Morningstar Investment Services, LLC, a wholly-owned subsidiary of Morningstar Investment Management, LLC, is the sponsor of the Morningstar Managed Portfolios advisory service.

Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	▶	Morningstar Funds Trust does not share your personal information with nonaffiliates for their marketing their services to you.

Joint marketing
A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	▶	Morningstar Funds Trust does not have such an agreement in place.

Other Important Information

Morningstar Funds Trust (“Morningstar Funds”) is only available through the Morningstar Managed Portfolios advisory service.

The Morningstar Managed Portfolios advisory service is made available to nonaffiliated financial institutions (e.g., financial advisers) who may use the service in connection with their giving investment advice to their clients. The financial institution’s client’s assets are held at a nonaffiliated custodian (“Custodian”). Custodians report buy/sells of Morningstar Funds shares to the Morningstar Fund’s transfer agent at an aggregate level (e.g., omnibus). Because of this structure, under normal circumstances, the Morningstar Funds do not have personal information of the shareholders of the Morningstar Funds.

From time-to-time, Morningstar Funds may seek shareholder’s personal information to fulfill regulatory requirements and/or obligations. In those instances, Morningstar Funds will not make your personal information available to anyone other than the above-mentioned affiliates. Morningstar Funds reserves the right to change this policy at any time by distributing and/or posting a new privacy policy without notice.

Questions?		Your privacy is very important to us. If you have further questions, please contact us at 877-626-3224.

Morningstar Funds Trust    October 31, 2019 (unaudited)

Additional Information

Proxy Voting Policies and Proxy Voting Record

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser, which, in turn, has delegated such responsibility to the subadvisers. Each subadviser will vote such proxies in accordance with its proxy policies and procedures, which are available, free of charge, by calling 877-626-3224. Information about how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (1) without charge, upon request, by call 877-626-3224 and (2) on the SEC’s website at http://sec.gov.

Form N-Q Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling, 877-626-3224.

Morningstar Funds Trust is only available to citizens or legal residents of the United States or its territories through the Morningstar Managed Portfolios advisory service.

Adviser

Morningstar Investment Management, LLC

22 West Washington Street

Chicago, Illinois 60602

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Prospectus

Please go to http://connect.rightprospectus.com/Morningstar to access the Morningstar Funds Trust prospectus.

Shareholder Rights

When you buy shares in a fund of the Morningstar Funds Trust, you become a shareholder of that fund. As a shareholder, you have certain rights and protections, chief among them an independent board of trustees, whose main role is to represent your interests. The Board of Trustees for the Morningstar Funds Trust is committed to representing your interests as well as implementing and maintaining sound fund governance principles. To learn more about the Board of Trustees please go to https://www.morningstar.com/company/morningstar-funds-governance

This report is for the general information of the shareholders of the Morningstar Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Views, opinions, portfolio holdings and other information expressed or noted herein are as of the end of the reporting period and are subject to change. Such views and opinions are not to be viewed as investment advice.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures

3

required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morningstar Funds Trust

By	/s/ Daniel E. Needham
Daniel E. Needham, President (Principal Executive Officer)

Date: January 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date: January 2, 2020

By	/s/ Tracy L. Dotolo
Tracy L. Dotolo, Treasurer
(Principal Financial Officer)

Date: January 2, 2020

5